UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/24

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Enhanced Opportunities Portfolio

LEOIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$201	3.93%

Total Return Based on $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Institutional Shares
US Universal Index
HFRX Global Hedge Fund Index
The ICE BofAML U.S. Convertible ex Mandatory Index

	Institutional Shares	US Universal Index	HFRX Global Hedge Fund Index	The ICE BofAML U.S. Convertible ex Mandatory Index
2014	$10,000	$10,000	$10,000	$10,000
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,800	$10,190	$9,971	$9,892
2015	$10,040	$10,131	$10,172	$10,319
2015	$10,040	$10,173	$10,206	$10,297
2015	$10,300	$10,161	$10,227	$10,380
2015	$10,310	$10,143	$10,254	$10,610
2015	$10,090	$10,030	$10,127	$10,372
2015	$10,130	$10,088	$10,124	$10,299
2015	$10,010	$10,059	$9,900	$9,929
2015	$9,930	$10,098	$9,695	$9,625
2015	$9,970	$10,130	$9,837	$9,979
2015	$9,880	$10,093	$9,766	$9,936
2015	$9,768	$10,043	$9,652	$9,725
2016	$9,746	$10,154	$9,385	$9,062
2016	$9,790	$10,226	$9,355	$9,064
2016	$9,801	$10,351	$9,471	$9,476
2016	$9,910	$10,422	$9,510	$9,630
2016	$9,877	$10,430	$9,554	$9,826
2016	$9,921	$10,614	$9,573	$9,858
2016	$10,042	$10,701	$9,712	$10,332
2016	$10,130	$10,713	$9,727	$10,423
2016	$10,152	$10,715	$9,781	$10,588
2016	$10,086	$10,644	$9,725	$10,429
2016	$10,119	$10,405	$9,810	$10,727
2016	$10,185	$10,436	$9,895	$10,865
2017	$10,274	$10,472	$9,944	$11,171
2017	$10,319	$10,553	$10,056	$11,377
2017	$10,374	$10,550	$10,059	$11,475
2017	$10,441	$10,637	$10,102	$11,603
2017	$10,452	$10,719	$10,126	$11,732
2017	$10,553	$10,710	$10,148	$11,817
2017	$10,664	$10,764	$10,242	$12,051
2017	$10,646	$10,856	$10,272	$12,109
2017	$10,657	$10,818	$10,334	$12,344
2017	$10,680	$10,831	$10,405	$12,583
2017	$10,714	$10,815	$10,412	$12,569
2017	$10,750	$10,863	$10,488	$12,570
2018	$10,762	$10,758	$10,744	$12,940
2018	$10,825	$10,656	$10,484	$12,855
2018	$10,837	$10,710	$10,381	$12,923
2018	$10,837	$10,638	$10,391	$12,877
2018	$10,837	$10,696	$10,418	$13,384
2018	$10,837	$10,681	$10,399	$13,400
2018	$10,837	$10,703	$10,383	$13,464
2018	$10,866	$10,756	$10,430	$13,976
2018	$10,891	$10,710	$10,358	$13,938
2018	$10,779	$10,620	$10,036	$13,092
2018	$10,791	$10,668	$9,974	$13,237
2018	$10,596	$10,835	$9,751	$12,651
2019	$10,737	$10,984	$9,959	$13,525
2019	$10,800	$10,996	$10,022	$13,946
2019	$10,992	$11,195	$10,005	$13,913
2019	$11,081	$11,210	$10,070	$14,315
2019	$11,132	$11,382	$10,001	$13,825
2019	$11,221	$11,543	$10,162	$14,459
2019	$11,310	$11,578	$10,241	$14,742
2019	$11,308	$11,840	$10,280	$14,524
2019	$11,320	$11,788	$10,326	$14,456
2019	$11,282	$11,826	$10,358	$14,701
2019	$11,308	$11,824	$10,465	$15,182
2019	$11,385	$11,842	$10,597	$15,534
2020	$11,449	$12,054	$10,641	$16,003
2020	$11,436	$12,235	$10,488	$15,720
2020	$10,574	$11,996	$9,871	$13,527
2020	$10,767	$12,236	$10,155	$15,071
2020	$10,870	$12,350	$10,301	$16,148
2020	$11,076	$12,453	$10,482	$17,035
2020	$11,385	$12,672	$10,624	$18,270
2020	$11,711	$12,599	$10,787	$20,004
2020	$11,737	$12,576	$10,769	$19,523
2020	$11,841	$12,531	$10,745	$19,289
2020	$12,217	$12,695	$11,048	$21,923
2020	$12,509	$12,739	$11,298	$23,624
2021	$12,742	$12,659	$11,279	$24,388
2021	$13,072	$12,495	$11,450	$25,286
2021	$12,934	$12,350	$11,444	$24,295
2021	$12,975	$12,454	$11,630	$24,884
2021	$12,989	$12,501	$11,675	$24,408
2021	$13,030	$12,592	$11,719	$25,212
2021	$13,181	$12,719	$11,667	$24,902
2021	$13,257	$12,710	$11,747	$25,363
2021	$13,368	$12,602	$11,702	$25,013
2021	$13,396	$12,591	$11,807	$25,848
2021	$13,341	$12,607	$11,655	$24,840
2021	$13,390	$12,598	$11,710	$24,597
2022	$13,361	$12,322	$11,538	$23,005
2022	$13,318	$12,154	$11,496	$23,074
2022	$13,261	$11,828	$11,551	$23,256
2022	$13,132	$11,387	$11,447	$21,631
2022	$12,703	$11,449	$11,323	$20,737
2022	$12,360	$11,221	$11,119	$19,479
2022	$12,388	$11,503	$11,179	$20,538
2022	$12,676	$11,204	$11,285	$20,828
2022	$12,250	$10,721	$11,176	$19,607
2022	$12,235	$10,603	$11,185	$20,198
2022	$12,220	$10,999	$11,201	$20,438
2022	$12,400	$10,961	$11,195	$19,780
2023	$12,834	$11,301	$11,382	$21,004
2023	$12,930	$11,024	$11,328	$20,762
2023	$12,689	$11,282	$11,194	$20,606
2023	$12,770	$11,351	$11,232	$20,287
2023	$12,898	$11,233	$11,180	$20,553
2023	$13,027	$11,216	$11,265	$21,632
2023	$13,187	$11,227	$11,323	$22,225
2023	$13,235	$11,160	$11,361	$21,649
2023	$13,284	$10,893	$11,349	$21,104
2023	$12,930	$10,730	$11,256	$20,181
2023	$13,043	$11,213	$11,384	$21,211
2023	$13,271	$11,638	$11,542	$22,526
2024	$13,353	$11,610	$11,579	$22,274
2024	$13,565	$11,471	$11,685	$22,533
2024	$13,712	$11,584	$11,832	$23,041
2024	$13,728	$11,313	$11,768	$22,243
2024	$13,891	$11,500	$11,839	$22,755
2024	$13,989	$11,606	$11,909	$23,004

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/31/14
Institutional Shares	7.39%	4.51%	3.60%
US Universal Index	3.47%	0.11%	1.58%
HFRX Global Hedge Fund Index	5.42%	3.19%	1.86%
The ICE BofAML U.S. Convertible ex Mandatory Index	6.37%	9.73%	9.17%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible ex Mandatory Index (USD Hedged) as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$39,477,092
# of Portfolio Holdings	164
Portfolio Turnover Rate	192%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$100,291

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 10/22/24	15.2%
U.S. Treasury Bills 0.000% due 10/15/24	12.8%
U.S. Treasury Bills 0.000% due 09/24/24	5.7%
Eagle Bulk Shipping, Inc. 5.000% due 08/01/24	5.6%
U.S. Treasury Bills 0.000% due 10/01/24	5.2%
U.S. Treasury Bills 0.000% due 08/27/24	3.9%
Pegasystems, Inc. 0.750% due 03/01/25	3.5%
Guidewire Software, Inc. 1.250% due 03/15/25	3.3%
Natera, Inc. 2.250% due 05/01/27	3.3%
Transocean, Inc. 4.625% due 09/30/29	2.9%

Top 10 Sectors (% of Net Assets)

U.S. Treasury Securities	45.2%
Information Technology	33.7%
Health Care	26.1%
Industrials	14.5%
Consumer Discretionary	14.3%
Financials	12.1%
Communication Services	11.4%
Cash, Cash Equivalents and Repurchase Agreements	7.6%
Energy	4.7%
Materials	3.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Enhanced Opportunities Portfolio

LEOOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$214	4.19%

Total Return Based on $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Open Shares
US Universal Index
HFRX Global Hedge Fund Index
The ICE BofAML U.S. Convertible ex Mandatory Index

	Open Shares	US Universal Index	HFRX Global Hedge Fund Index	The ICE BofAML U.S. Convertible ex Mandatory Index
2014	$10,000	$10,000	$10,000	$10,000
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,800	$10,190	$9,971	$9,892
2015	$10,040	$10,131	$10,172	$10,319
2015	$10,040	$10,173	$10,206	$10,297
2015	$10,290	$10,161	$10,227	$10,380
2015	$10,300	$10,143	$10,254	$10,610
2015	$10,080	$10,030	$10,127	$10,372
2015	$10,110	$10,088	$10,124	$10,299
2015	$10,000	$10,059	$9,900	$9,929
2015	$9,910	$10,098	$9,695	$9,625
2015	$9,950	$10,130	$9,837	$9,979
2015	$9,870	$10,093	$9,766	$9,936
2015	$9,743	$10,043	$9,652	$9,725
2016	$9,710	$10,154	$9,385	$9,062
2016	$9,754	$10,226	$9,355	$9,064
2016	$9,764	$10,351	$9,471	$9,476
2016	$9,874	$10,422	$9,510	$9,630
2016	$9,841	$10,430	$9,554	$9,826
2016	$9,885	$10,614	$9,573	$9,858
2016	$9,995	$10,701	$9,712	$10,332
2016	$10,082	$10,713	$9,727	$10,423
2016	$10,104	$10,715	$9,781	$10,588
2016	$10,038	$10,644	$9,725	$10,429
2016	$10,071	$10,405	$9,810	$10,727
2016	$10,134	$10,436	$9,895	$10,865
2017	$10,223	$10,472	$9,944	$11,171
2017	$10,267	$10,553	$10,056	$11,377
2017	$10,312	$10,550	$10,059	$11,475
2017	$10,367	$10,637	$10,102	$11,603
2017	$10,378	$10,719	$10,126	$11,732
2017	$10,478	$10,710	$10,148	$11,817
2017	$10,589	$10,764	$10,242	$12,051
2017	$10,570	$10,856	$10,272	$12,109
2017	$10,582	$10,818	$10,334	$12,344
2017	$10,604	$10,831	$10,405	$12,583
2017	$10,638	$10,815	$10,412	$12,569
2017	$10,669	$10,863	$10,488	$12,570
2018	$10,669	$10,758	$10,744	$12,940
2018	$10,730	$10,656	$10,484	$12,855
2018	$10,743	$10,710	$10,381	$12,923
2018	$10,730	$10,638	$10,391	$12,877
2018	$10,730	$10,696	$10,418	$13,384
2018	$10,743	$10,681	$10,399	$13,400
2018	$10,743	$10,703	$10,383	$13,464
2018	$10,759	$10,756	$10,430	$13,976
2018	$10,784	$10,710	$10,358	$13,938
2018	$10,672	$10,620	$10,036	$13,092
2018	$10,685	$10,668	$9,974	$13,237
2018	$10,489	$10,835	$9,751	$12,651
2019	$10,616	$10,984	$9,959	$13,525
2019	$10,691	$10,996	$10,022	$13,946
2019	$10,855	$11,195	$10,005	$13,913
2019	$10,956	$11,210	$10,070	$14,315
2019	$11,007	$11,382	$10,001	$13,825
2019	$11,095	$11,543	$10,162	$14,459
2019	$11,171	$11,578	$10,241	$14,742
2019	$11,168	$11,840	$10,280	$14,524
2019	$11,168	$11,788	$10,326	$14,456
2019	$11,143	$11,826	$10,358	$14,701
2019	$11,155	$11,824	$10,465	$15,182
2019	$11,245	$11,842	$10,597	$15,534
2020	$11,308	$12,054	$10,641	$16,003
2020	$11,296	$12,235	$10,488	$15,720
2020	$10,441	$11,996	$9,871	$13,527
2020	$10,633	$12,236	$10,155	$15,071
2020	$10,722	$12,350	$10,301	$16,148
2020	$10,913	$12,453	$10,482	$17,035
2020	$11,194	$12,672	$10,624	$18,270
2020	$11,500	$12,599	$10,787	$20,004
2020	$11,526	$12,576	$10,769	$19,523
2020	$11,628	$12,531	$10,745	$19,289
2020	$12,000	$12,695	$11,048	$21,923
2020	$12,323	$12,739	$11,298	$23,624
2021	$12,553	$12,659	$11,279	$24,388
2021	$12,864	$12,495	$11,450	$25,286
2021	$12,743	$12,350	$11,444	$24,295
2021	$12,783	$12,454	$11,630	$24,884
2021	$12,783	$12,501	$11,675	$24,408
2021	$12,824	$12,592	$11,719	$25,212
2021	$12,959	$12,719	$11,667	$24,902
2021	$13,033	$12,710	$11,747	$25,363
2021	$13,143	$12,602	$11,702	$25,013
2021	$13,171	$12,591	$11,807	$25,848
2021	$13,129	$12,607	$11,655	$24,840
2021	$13,159	$12,598	$11,710	$24,597
2022	$13,131	$12,322	$11,538	$23,005
2022	$13,089	$12,154	$11,496	$23,074
2022	$13,019	$11,828	$11,551	$23,256
2022	$12,907	$11,387	$11,447	$21,631
2022	$12,485	$11,449	$11,323	$20,737
2022	$12,134	$11,221	$11,119	$19,479
2022	$12,176	$11,503	$11,179	$20,538
2022	$12,445	$11,204	$11,285	$20,828
2022	$12,027	$10,721	$11,176	$19,607
2022	$12,012	$10,603	$11,185	$20,198
2022	$11,997	$10,999	$11,201	$20,438
2022	$12,179	$10,961	$11,195	$19,780
2023	$12,588	$11,301	$11,382	$21,004
2023	$12,682	$11,024	$11,328	$20,762
2023	$12,447	$11,282	$11,194	$20,606
2023	$12,525	$11,351	$11,232	$20,287
2023	$12,651	$11,233	$11,180	$20,553
2023	$12,777	$11,216	$11,265	$21,632
2023	$12,918	$11,227	$11,323	$22,225
2023	$12,965	$11,160	$11,361	$21,649
2023	$13,012	$10,893	$11,349	$21,104
2023	$12,667	$10,730	$11,256	$20,181
2023	$12,777	$11,213	$11,384	$21,211
2023	$12,987	$11,638	$11,542	$22,526
2024	$13,083	$11,610	$11,579	$22,274
2024	$13,274	$11,471	$11,685	$22,533
2024	$13,417	$11,584	$11,832	$23,041
2024	$13,433	$11,313	$11,768	$22,243
2024	$13,577	$11,500	$11,839	$22,755
2024	$13,688	$11,606	$11,909	$23,004

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/31/14
Open Shares	7.14%	4.29%	3.36%
US Universal Index	3.47%	0.11%	1.58%
HFRX Global Hedge Fund Index	5.42%	3.19%	1.86%
The ICE BofAML U.S. Convertible ex Mandatory Index	6.37%	9.73%	9.17%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible ex Mandatory Index (USD Hedged) as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$39,477,092
# of Portfolio Holdings	164
Portfolio Turnover Rate	192%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$100,291

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 10/22/24	15.2%
U.S. Treasury Bills 0.000% due 10/15/24	12.8%
U.S. Treasury Bills 0.000% due 09/24/24	5.7%
Eagle Bulk Shipping, Inc. 5.000% due 08/01/24	5.6%
U.S. Treasury Bills 0.000% due 10/01/24	5.2%
U.S. Treasury Bills 0.000% due 08/27/24	3.9%
Pegasystems, Inc. 0.750% due 03/01/25	3.5%
Guidewire Software, Inc. 1.250% due 03/15/25	3.3%
Natera, Inc. 2.250% due 05/01/27	3.3%
Transocean, Inc. 4.625% due 09/30/29	2.9%

Top 10 Sectors (% of Net Assets)

U.S. Treasury Securities	45.2%
Information Technology	33.7%
Health Care	26.1%
Industrials	14.5%
Consumer Discretionary	14.3%
Financials	12.1%
Communication Services	11.4%
Cash, Cash Equivalents and Repurchase Agreements	7.6%
Energy	4.7%
Materials	3.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Global Listed Infrastructure Portfolio

GLIFX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.96%

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Institutional Shares
MSCI World Index
MSCI World Core Infrastructure (USD) Index

	Institutional Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
2014	$10,000	$10,000	$10,000
2014	$9,865	$9,840	$9,911
2014	$10,049	$10,056	$10,119
2014	$9,941	$9,784	$10,026
2014	$10,180	$9,848	$10,346
2014	$10,350	$10,044	$10,587
2014	$10,346	$9,883	$10,645
2015	$10,821	$9,704	$11,097
2015	$11,100	$10,273	$11,169
2015	$11,198	$10,111	$11,115
2015	$11,296	$10,349	$11,223
2015	$11,281	$10,384	$11,226
2015	$10,695	$10,142	$10,674
2015	$11,092	$10,324	$11,112
2015	$10,729	$9,640	$10,634
2015	$10,965	$9,285	$10,565
2015	$11,377	$10,020	$11,010
2015	$11,511	$9,970	$10,746
2015	$11,309	$9,794	$10,580
2016	$11,275	$9,209	$10,667
2016	$11,325	$9,140	$10,727
2016	$11,882	$9,761	$11,301
2016	$11,992	$9,915	$11,331
2016	$11,721	$9,971	$11,448
2016	$11,690	$9,859	$11,873
2016	$12,031	$10,275	$12,100
2016	$11,979	$10,283	$11,771
2016	$12,039	$10,338	$11,956
2016	$11,825	$10,137	$11,790
2016	$11,860	$10,283	$11,447
2016	$12,360	$10,529	$11,832
2017	$12,352	$10,783	$11,855
2017	$12,971	$11,082	$12,315
2017	$13,661	$11,200	$12,622
2017	$14,028	$11,366	$12,856
2017	$14,744	$11,607	$13,296
2017	$14,342	$11,651	$13,081
2017	$14,456	$11,929	$13,206
2017	$14,907	$11,946	$13,499
2017	$14,907	$12,214	$13,233
2017	$14,978	$12,445	$13,544
2017	$15,166	$12,715	$13,800
2017	$14,932	$12,886	$13,480
2018	$14,614	$13,567	$13,274
2018	$13,868	$13,005	$12,673
2018	$14,083	$12,721	$12,828
2018	$14,840	$12,868	$13,188
2018	$14,616	$12,949	$13,224
2018	$14,990	$12,942	$13,597
2018	$15,347	$13,346	$13,859
2018	$15,008	$13,512	$13,734
2018	$14,987	$13,587	$13,716
2018	$14,939	$12,590	$13,426
2018	$14,880	$12,734	$13,926
2018	$14,374	$11,766	$13,337
2019	$15,204	$12,681	$14,410
2019	$15,587	$13,063	$14,882
2019	$15,736	$13,234	$15,457
2019	$16,153	$13,704	$15,610
2019	$15,896	$12,913	$15,589
2019	$16,440	$13,764	$15,962
2019	$16,548	$13,833	$16,040
2019	$16,542	$13,549	$16,282
2019	$16,938	$13,838	$16,528
2019	$17,236	$14,189	$16,510
2019	$17,070	$14,585	$16,457
2019	$17,573	$15,023	$16,955
2020	$18,152	$14,931	$17,502
2020	$17,072	$13,670	$16,238
2020	$14,749	$11,861	$14,160
2020	$15,754	$13,156	$15,162
2020	$16,319	$13,792	$15,908
2020	$16,248	$14,157	$15,570
2020	$16,031	$14,834	$15,762
2020	$16,053	$15,825	$15,867
2020	$15,985	$15,279	$15,790
2020	$15,652	$14,810	$15,445
2020	$16,924	$16,704	$16,579
2020	$16,787	$17,412	$16,495
2021	$16,214	$17,240	$16,336
2021	$16,306	$17,681	$16,183
2021	$17,383	$18,270	$17,435
2021	$17,876	$19,120	$17,982
2021	$18,186	$19,395	$18,036
2021	$18,225	$19,684	$18,078
2021	$18,754	$20,036	$18,417
2021	$18,823	$20,535	$18,736
2021	$18,318	$19,683	$18,045
2021	$19,031	$20,797	$18,925
2021	$18,855	$20,341	$18,443
2021	$20,123	$21,210	$19,743
2022	$19,635	$20,088	$19,163
2022	$19,574	$19,580	$19,047
2022	$20,448	$20,116	$20,362
2022	$20,658	$18,445	$19,912
2022	$20,744	$18,459	$20,249
2022	$20,040	$16,861	$19,216
2022	$20,775	$18,200	$20,343
2022	$20,270	$17,439	$19,891
2022	$18,111	$15,817	$17,784
2022	$19,204	$16,953	$18,411
2022	$20,791	$18,131	$19,614
2022	$19,862	$17,360	$18,928
2023	$20,785	$18,589	$19,477
2023	$20,394	$18,143	$18,706
2023	$20,759	$18,704	$19,039
2023	$21,252	$19,031	$19,424
2023	$20,928	$18,841	$18,479
2023	$21,169	$19,981	$19,004
2023	$21,510	$20,652	$19,201
2023	$20,616	$20,159	$18,491
2023	$19,949	$19,290	$17,639
2023	$20,077	$18,730	$17,715
2023	$21,412	$20,487	$19,239
2023	$22,025	$21,493	$19,745
2024	$22,040	$21,751	$19,296
2024	$22,213	$22,673	$19,428
2024	$22,761	$23,401	$20,021
2024	$22,078	$22,533	$19,397
2024	$22,485	$23,540	$20,231
2024	$21,837	$24,021	$19,458

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	3.15%	5.84%	8.12%
MSCI World Index	20.19%	11.78%	9.16%
MSCI World Core Infrastructure (USD) Index	4.82%	4.53%	6.88%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$8,375,700,563
# of Portfolio Holdings	27
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$39,107,640

Top 10 Holdings (% of Net Assets)

National Grid PLC	9.2%
Ferrovial SE	8.6%
Snam SpA	5.0%
Exelon Corp.	4.9%
CSX Corp.	4.9%
Norfolk Southern Corp.	4.8%
American Electric Power Co., Inc.	4.8%
Terna - Rete Elettrica Nazionale	4.7%
Vinci SA	4.7%
Severn Trent PLC	4.6%

Top Sectors (% of Net Assets)

Utilities	55.4%
Industrials	32.8%
Cash, Cash Equivalents and Repurchase Agreements	9.3%
Communication Services	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Global Listed Infrastructure Portfolio

GLFOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$60	1.21%

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Open Shares
MSCI World Index
MSCI World Core Infrastructure (USD) Index

	Open Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
2014	$10,000	$10,000	$10,000
2014	$9,865	$9,840	$9,911
2014	$10,049	$10,056	$10,119
2014	$9,934	$9,784	$10,026
2014	$10,173	$9,848	$10,346
2014	$10,336	$10,044	$10,587
2014	$10,332	$9,883	$10,645
2015	$10,806	$9,704	$11,097
2015	$11,076	$10,273	$11,169
2015	$11,181	$10,111	$11,115
2015	$11,271	$10,349	$11,223
2015	$11,256	$10,384	$11,226
2015	$10,664	$10,142	$10,674
2015	$11,067	$10,324	$11,112
2015	$10,698	$9,640	$10,634
2015	$10,934	$9,285	$10,565
2015	$11,343	$10,020	$11,010
2015	$11,469	$9,970	$10,746
2015	$11,268	$9,794	$10,580
2016	$11,234	$9,209	$10,667
2016	$11,276	$9,140	$10,727
2016	$11,822	$9,761	$11,301
2016	$11,931	$9,915	$11,331
2016	$11,662	$9,971	$11,448
2016	$11,624	$9,859	$11,873
2016	$11,970	$10,275	$12,100
2016	$11,919	$10,283	$11,771
2016	$11,971	$10,338	$11,956
2016	$11,751	$10,137	$11,790
2016	$11,785	$10,283	$11,447
2016	$12,283	$10,529	$11,832
2017	$12,274	$10,783	$11,855
2017	$12,879	$11,082	$12,315
2017	$13,564	$11,200	$12,622
2017	$13,928	$11,366	$12,856
2017	$14,638	$11,607	$13,296
2017	$14,231	$11,651	$13,081
2017	$14,344	$11,929	$13,206
2017	$14,782	$11,946	$13,499
2017	$14,791	$12,214	$13,233
2017	$14,853	$12,445	$13,544
2017	$15,039	$12,715	$13,800
2017	$14,797	$12,886	$13,480
2018	$14,483	$13,567	$13,274
2018	$13,743	$13,005	$12,673
2018	$13,947	$12,721	$12,828
2018	$14,697	$12,868	$13,188
2018	$14,475	$12,949	$13,224
2018	$14,846	$12,942	$13,597
2018	$15,189	$13,346	$13,859
2018	$14,844	$13,512	$13,734
2018	$14,824	$13,587	$13,716
2018	$14,776	$12,590	$13,426
2018	$14,709	$12,734	$13,926
2018	$14,208	$11,766	$13,337
2019	$15,028	$12,681	$14,410
2019	$15,406	$13,063	$14,882
2019	$15,544	$13,234	$15,457
2019	$15,956	$13,704	$15,610
2019	$15,692	$12,913	$15,589
2019	$16,240	$13,764	$15,962
2019	$16,336	$13,833	$16,040
2019	$16,330	$13,549	$16,282
2019	$16,710	$13,838	$16,528
2019	$17,004	$14,189	$16,510
2019	$16,841	$14,585	$16,457
2019	$17,326	$15,023	$16,955
2020	$17,896	$14,931	$17,502
2020	$16,821	$13,670	$16,238
2020	$14,531	$11,861	$14,160
2020	$15,521	$13,156	$15,162
2020	$16,076	$13,792	$15,908
2020	$15,996	$14,157	$15,570
2020	$15,793	$14,834	$15,762
2020	$15,804	$15,825	$15,867
2020	$15,727	$15,279	$15,790
2020	$15,400	$14,810	$15,445
2020	$16,650	$16,704	$16,579
2020	$16,515	$17,412	$16,495
2021	$15,941	$17,240	$16,336
2021	$16,031	$17,681	$16,183
2021	$17,091	$18,270	$17,435
2021	$17,564	$19,120	$17,982
2021	$17,868	$19,395	$18,036
2021	$17,908	$19,684	$18,078
2021	$18,415	$20,036	$18,417
2021	$18,483	$20,535	$18,736
2021	$17,977	$19,683	$18,045
2021	$18,676	$20,797	$18,925
2021	$18,504	$20,341	$18,443
2021	$19,746	$21,210	$19,743
2022	$19,267	$20,088	$19,163
2022	$19,208	$19,580	$19,047
2022	$20,052	$20,116	$20,362
2022	$20,246	$18,445	$19,912
2022	$20,330	$18,459	$20,249
2022	$19,640	$16,861	$19,216
2022	$20,359	$18,200	$20,343
2022	$19,853	$17,439	$19,891
2022	$17,726	$15,817	$17,784
2022	$18,808	$16,953	$18,411
2022	$20,349	$18,131	$19,614
2022	$19,439	$17,360	$18,928
2023	$20,342	$18,589	$19,477
2023	$19,959	$18,143	$18,706
2023	$20,303	$18,704	$19,039
2023	$20,785	$19,031	$19,424
2023	$20,455	$18,841	$18,479
2023	$20,691	$19,981	$19,004
2023	$21,024	$20,652	$19,201
2023	$20,137	$20,159	$18,491
2023	$19,486	$19,290	$17,639
2023	$19,611	$18,730	$17,715
2023	$20,915	$20,487	$19,239
2023	$21,499	$21,493	$19,745
2024	$21,513	$21,751	$19,296
2024	$21,668	$22,673	$19,428
2024	$22,203	$23,401	$20,021
2024	$21,523	$22,533	$19,397
2024	$21,934	$23,540	$20,231
2024	$21,288	$24,021	$19,458

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	2.89%	5.56%	7.85%
MSCI World Index	20.19%	11.78%	9.16%
MSCI World Core Infrastructure (USD) Index	4.82%	4.53%	6.88%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$8,375,700,563
# of Portfolio Holdings	27
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$39,107,640

Top 10 Holdings (% of Net Assets)

National Grid PLC	9.2%
Ferrovial SE	8.6%
Snam SpA	5.0%
Exelon Corp.	4.9%
CSX Corp.	4.9%
Norfolk Southern Corp.	4.8%
American Electric Power Co., Inc.	4.8%
Terna - Rete Elettrica Nazionale	4.7%
Vinci SA	4.7%
Severn Trent PLC	4.6%

Top Sectors (% of Net Assets)

Utilities	55.4%
Industrials	32.8%
Cash, Cash Equivalents and Repurchase Agreements	9.3%
Communication Services	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Opportunistic Strategies Portfolio

LCAIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	1.02%

Portfolio Performance

	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
2014	$10,000	$10,000	$10,000
2014	$9,934	$9,840	$9,894
2014	$10,114	$10,056	$10,068
2014	$9,962	$9,784	$9,877
2014	$10,085	$9,848	$9,954
2014	$10,247	$10,044	$10,102
2014	$10,152	$9,883	$10,008
2015	$9,960	$9,704	$9,983
2015	$10,355	$10,273	$10,291
2015	$10,243	$10,111	$10,211
2015	$10,294	$10,349	$10,340
2015	$10,284	$10,384	$10,352
2015	$10,091	$10,142	$10,161
2015	$10,142	$10,324	$10,298
2015	$9,752	$9,640	$9,882
2015	$9,517	$9,285	$9,696
2015	$10,008	$10,020	$10,158
2015	$9,988	$9,970	$10,116
2015	$9,766	$9,794	$9,994
2016	$9,359	$9,209	$9,690
2016	$9,244	$9,140	$9,676
2016	$9,641	$9,761	$10,094
2016	$9,808	$9,915	$10,205
2016	$9,787	$9,971	$10,240
2016	$9,839	$9,859	$10,243
2016	$10,194	$10,275	$10,529
2016	$10,277	$10,283	$10,530
2016	$10,319	$10,338	$10,561
2016	$10,152	$10,137	$10,406
2016	$10,194	$10,283	$10,396
2016	$10,289	$10,529	$10,553
2017	$10,544	$10,783	$10,714
2017	$10,734	$11,082	$10,922
2017	$10,756	$11,200	$10,991
2017	$10,872	$11,366	$11,123
2017	$10,978	$11,607	$11,299
2017	$11,169	$11,651	$11,320
2017	$11,403	$11,929	$11,503
2017	$11,360	$11,946	$11,553
2017	$11,710	$12,214	$11,687
2017	$11,880	$12,445	$11,822
2017	$11,954	$12,715	$11,971
2017	$12,114	$12,886	$12,091
2018	$12,628	$13,567	$12,419
2018	$12,103	$13,005	$12,057
2018	$11,840	$12,721	$11,928
2018	$11,920	$12,868	$11,974
2018	$11,908	$12,949	$12,054
2018	$11,806	$12,942	$12,044
2018	$12,068	$13,346	$12,271
2018	$12,191	$13,512	$12,393
2018	$12,121	$13,587	$12,405
2018	$11,249	$12,590	$11,819
2018	$11,365	$12,734	$11,927
2018	$10,573	$11,766	$11,488
2019	$11,226	$12,681	$12,073
2019	$11,468	$13,063	$12,294
2019	$11,541	$13,234	$12,483
2019	$11,783	$13,704	$12,750
2019	$11,432	$12,913	$12,391
2019	$11,747	$13,764	$12,937
2019	$11,867	$13,833	$12,987
2019	$11,722	$13,549	$12,962
2019	$11,783	$13,838	$13,097
2019	$11,880	$14,189	$13,313
2019	$12,025	$14,585	$13,536
2019	$12,175	$15,023	$13,781
2020	$12,188	$14,931	$13,836
2020	$11,707	$13,670	$13,243
2020	$10,720	$11,861	$12,214
2020	$11,546	$13,156	$13,101
2020	$12,003	$13,792	$13,516
2020	$12,175	$14,157	$13,773
2020	$12,496	$14,834	$14,251
2020	$12,755	$15,825	$14,784
2020	$12,582	$15,279	$14,462
2020	$12,323	$14,810	$14,170
2020	$13,089	$16,704	$15,302
2020	$13,329	$17,412	$15,713
2021	$13,241	$17,240	$15,574
2021	$13,467	$17,681	$15,723
2021	$13,833	$18,270	$15,965
2021	$14,198	$19,120	$16,461
2021	$14,374	$19,395	$16,626
2021	$14,400	$19,684	$16,823
2021	$14,526	$20,036	$17,079
2021	$14,853	$20,535	$17,321
2021	$14,274	$19,683	$16,826
2021	$14,878	$20,797	$17,396
2021	$14,513	$20,341	$17,182
2021	$15,056	$21,210	$17,610
2022	$14,306	$20,088	$16,899
2022	$14,069	$19,580	$16,569
2022	$14,201	$20,116	$16,647
2022	$13,504	$18,445	$15,565
2022	$13,425	$18,459	$15,613
2022	$12,728	$16,861	$14,718
2022	$13,228	$18,200	$15,563
2022	$12,957	$17,439	$14,995
2022	$12,270	$15,817	$13,892
2022	$12,768	$16,953	$14,419
2022	$13,145	$18,131	$15,242
2022	$12,807	$17,360	$14,811
2023	$13,202	$18,589	$15,622
2023	$12,835	$18,143	$15,236
2023	$13,107	$18,704	$15,674
2023	$13,243	$19,031	$15,876
2023	$12,916	$18,841	$15,712
2023	$13,338	$19,981	$16,262
2023	$13,733	$20,652	$16,585
2023	$13,352	$20,159	$16,303
2023	$12,848	$19,290	$15,715
2023	$12,535	$18,730	$15,342
2023	$13,434	$20,487	$16,481
2023	$14,125	$21,493	$17,219
2024	$14,195	$21,751	$17,324
2024	$14,658	$22,673	$17,671
2024	$15,023	$23,401	$18,083
2024	$14,307	$22,533	$17,498
2024	$14,840	$23,540	$18,084
2024	$15,177	$24,021	$18,373

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	13.79%	5.26%	4.26%
MSCI World Index	20.19%	11.78%	9.16%
Global Asset Allocation Blended Index	12.98%	7.27%	6.27%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$35,316,607
# of Portfolio Holdings	15
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$70,298

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	12.5%
Vanguard S&P 500 Growth ETF	10.8%
iShares Currency Hedged MSCI Japan ETF	10.4%
Vanguard Long-Term Treasury ETF	10.2%
Vanguard S&P 500 Value ETF	9.8%
SPDR EURO STOXX 50 ETF	9.1%
Invesco QQQ Trust	6.6%
Vanguard Mega Cap ETF	5.7%
iShares Expanded Tech-Software Sector ETF	5.5%
iShares Russell 2000 ETF	5.5%

Top Sectors (% of Net Assets)

Equity Funds	70.1%
Fixed-Income Funds	22.5%
Cash, Cash Equivalents and Repurchase Agreements	5.4%
Commodity	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Opportunistic Strategies Portfolio

LCAOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$65	1.27%

Portfolio Performance

	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
2014	$10,000	$10,000	$10,000
2014	$9,933	$9,840	$9,894
2014	$10,105	$10,056	$10,068
2014	$9,952	$9,784	$9,877
2014	$10,076	$9,848	$9,954
2014	$10,238	$10,044	$10,102
2014	$10,142	$9,883	$10,008
2015	$9,950	$9,704	$9,983
2015	$10,335	$10,273	$10,291
2015	$10,223	$10,111	$10,211
2015	$10,264	$10,349	$10,340
2015	$10,254	$10,384	$10,352
2015	$10,062	$10,142	$10,161
2015	$10,112	$10,324	$10,298
2015	$9,723	$9,640	$9,882
2015	$9,487	$9,285	$9,696
2015	$9,979	$10,020	$10,158
2015	$9,907	$9,970	$10,116
2015	$9,675	$9,794	$9,994
2016	$9,280	$9,209	$9,690
2016	$9,155	$9,140	$9,676
2016	$9,550	$9,761	$10,094
2016	$9,716	$9,915	$10,205
2016	$9,696	$9,971	$10,240
2016	$9,748	$9,859	$10,243
2016	$10,091	$10,275	$10,529
2016	$10,163	$10,283	$10,530
2016	$10,215	$10,338	$10,561
2016	$10,039	$10,137	$10,406
2016	$10,080	$10,283	$10,396
2016	$10,166	$10,529	$10,553
2017	$10,419	$10,783	$10,714
2017	$10,609	$11,082	$10,922
2017	$10,620	$11,200	$10,991
2017	$10,735	$11,366	$11,123
2017	$10,841	$11,607	$11,299
2017	$11,020	$11,651	$11,320
2017	$11,252	$11,929	$11,503
2017	$11,209	$11,946	$11,553
2017	$11,547	$12,214	$11,687
2017	$11,715	$12,445	$11,822
2017	$11,789	$12,715	$11,971
2017	$11,943	$12,886	$12,091
2018	$12,441	$13,567	$12,419
2018	$11,921	$13,005	$12,057
2018	$11,660	$12,721	$11,928
2018	$11,739	$12,868	$11,974
2018	$11,717	$12,949	$12,054
2018	$11,615	$12,942	$12,044
2018	$11,875	$13,346	$12,271
2018	$11,985	$13,512	$12,393
2018	$11,928	$13,587	$12,405
2018	$11,052	$12,590	$11,819
2018	$11,167	$12,734	$11,927
2018	$10,385	$11,766	$11,488
2019	$11,030	$12,681	$12,073
2019	$11,270	$13,063	$12,294
2019	$11,329	$13,234	$12,483
2019	$11,568	$13,704	$12,750
2019	$11,210	$12,913	$12,391
2019	$11,532	$13,764	$12,937
2019	$11,640	$13,833	$12,987
2019	$11,485	$13,549	$12,962
2019	$11,556	$13,838	$13,097
2019	$11,640	$14,189	$13,313
2019	$11,783	$14,585	$13,536
2019	$11,933	$15,023	$13,781
2020	$11,946	$14,931	$13,836
2020	$11,459	$13,670	$13,243
2020	$10,487	$11,861	$12,214
2020	$11,301	$13,156	$13,101
2020	$11,739	$13,792	$13,516
2020	$11,909	$14,157	$13,773
2020	$12,225	$14,834	$14,251
2020	$12,468	$15,825	$14,784
2020	$12,298	$15,279	$14,462
2020	$12,042	$14,810	$14,170
2020	$12,796	$16,704	$15,302
2020	$13,037	$17,412	$15,713
2021	$12,938	$17,240	$15,574
2021	$13,148	$17,681	$15,723
2021	$13,507	$18,270	$15,965
2021	$13,866	$19,120	$16,461
2021	$14,040	$19,395	$16,626
2021	$14,065	$19,684	$16,823
2021	$14,176	$20,036	$17,079
2021	$14,486	$20,535	$17,321
2021	$13,928	$19,683	$16,826
2021	$14,510	$20,797	$17,396
2021	$14,151	$20,341	$17,182
2021	$14,673	$21,210	$17,610
2022	$13,951	$20,088	$16,899
2022	$13,718	$19,580	$16,569
2022	$13,834	$20,116	$16,647
2022	$13,151	$18,445	$15,565
2022	$13,074	$18,459	$15,613
2022	$12,390	$16,861	$14,718
2022	$12,880	$18,200	$15,563
2022	$12,615	$17,439	$14,995
2022	$11,941	$15,817	$13,892
2022	$12,416	$16,953	$14,419
2022	$12,786	$18,131	$15,242
2022	$12,463	$17,360	$14,811
2023	$12,836	$18,589	$15,622
2023	$12,477	$18,143	$15,236
2023	$12,730	$18,704	$15,674
2023	$12,863	$19,031	$15,876
2023	$12,543	$18,841	$15,712
2023	$12,956	$19,981	$16,262
2023	$13,342	$20,652	$16,585
2023	$12,956	$20,159	$16,303
2023	$12,463	$19,290	$15,715
2023	$12,157	$18,730	$15,342
2023	$13,036	$20,487	$16,481
2023	$13,691	$21,493	$17,219
2024	$13,760	$21,751	$17,324
2024	$14,225	$22,673	$17,671
2024	$14,567	$23,401	$18,083
2024	$13,855	$22,533	$17,498
2024	$14,376	$23,540	$18,084
2024	$14,704	$24,021	$18,373

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	13.49%	4.98%	3.93%
MSCI World Index	20.19%	11.78%	9.16%
Global Asset Allocation Blended Index	12.98%	7.27%	6.27%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$35,316,607
# of Portfolio Holdings	15
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$70,298

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	12.5%
Vanguard S&P 500 Growth ETF	10.8%
iShares Currency Hedged MSCI Japan ETF	10.4%
Vanguard Long-Term Treasury ETF	10.2%
Vanguard S&P 500 Value ETF	9.8%
SPDR EURO STOXX 50 ETF	9.1%
Invesco QQQ Trust	6.6%
Vanguard Mega Cap ETF	5.7%
iShares Expanded Tech-Software Sector ETF	5.5%
iShares Russell 2000 ETF	5.5%

Top Sectors (% of Net Assets)

Equity Funds	70.1%
Fixed-Income Funds	22.5%
Cash, Cash Equivalents and Repurchase Agreements	5.4%
Commodity	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Convertibles Portfolio

CONIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.75%

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA US Convertible Index
2022	$10,000	$10,000	$10,000
2022	$10,000	$10,000	$10,000
2023	$10,630	$10,310	$10,580
2023	$10,370	$10,057	$10,444
2023	$10,433	$10,293	$10,375
2023	$10,282	$10,356	$10,230
2023	$10,373	$10,248	$10,320
2023	$10,909	$10,232	$10,855
2023	$11,151	$10,243	$11,151
2023	$10,778	$10,181	$10,863
2023	$10,466	$9,938	$10,580
2023	$9,970	$9,789	$10,115
2023	$10,516	$10,229	$10,642
2023	$11,062	$10,617	$11,298
2024	$10,927	$10,592	$11,167
2024	$10,938	$10,465	$11,301
2024	$11,116	$10,568	$11,563
2024	$10,740	$10,321	$11,161
2024	$10,886	$10,492	$11,433
2024	$11,077	$10,588	$11,527

Average Annual Total Returns (%)

	1 Year	Since Inception 12/30/22
Institutional Shares	1.54%	7.05%
US Universal Index	3.47%	3.88%
ICE BofA US Convertible Index	6.19%	9.94%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$12,372,110
# of Portfolio Holdings	81
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Palo Alto Networks, Inc. 0.375% due 06/01/25	3.1%
Bank of America Corp., Series L	2.8%
Uber Technologies, Inc. 0.000% due 12/15/25	2.6%
Royal Caribbean Cruises Ltd. 6.000% due 08/15/25	2.4%
Live Nation Entertainment, Inc. 2.000% due 02/15/25	2.2%
Halozyme Therapeutics, Inc. 0.250% due 03/01/27	2.2%
Dexcom, Inc. 0.250% due 11/15/25	2.1%
ON Semiconductor Corp. 0.500% due 03/01/29	2.1%
Cloudflare, Inc. 0.000% due 08/15/26	2.0%
Ford Motor Co. 0.000% due 03/15/26	1.9%

Top 10 Sectors (% of Net Assets)

Information Technology	28.7%
Health Care	14.8%
Consumer Discretionary	13.2%
Communication Services	12.0%
Financials	9.0%
Industrials	7.9%
Utilities	6.9%
Cash, Cash Equivalents and Repurchase Agreements	3.5%
Real Estate	2.1%
Materials	1.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Convertibles Portfolio

CONOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$50	1.00%

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA US Convertible Index
2022	$10,000	$10,000	$10,000
2022	$10,000	$10,000	$10,000
2023	$10,630	$10,310	$10,580
2023	$10,360	$10,057	$10,444
2023	$10,427	$10,293	$10,375
2023	$10,276	$10,356	$10,230
2023	$10,367	$10,248	$10,320
2023	$10,906	$10,232	$10,855
2023	$11,138	$10,243	$11,151
2023	$10,765	$10,181	$10,863
2023	$10,447	$9,938	$10,580
2023	$9,952	$9,789	$10,115
2023	$10,487	$10,229	$10,642
2023	$11,035	$10,617	$11,298
2024	$10,900	$10,592	$11,167
2024	$10,910	$10,465	$11,301
2024	$11,081	$10,568	$11,563
2024	$10,706	$10,321	$11,161
2024	$10,852	$10,492	$11,433
2024	$11,035	$10,588	$11,527

Average Annual Total Returns (%)

	1 Year	Since Inception 12/30/22
Open Shares	1.18%	6.78%
US Universal Index	3.47%	3.88%
ICE BofA US Convertible Index	6.19%	9.94%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$12,372,110
# of Portfolio Holdings	81
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Palo Alto Networks, Inc. 0.375% due 06/01/25	3.1%
Bank of America Corp., Series L	2.8%
Uber Technologies, Inc. 0.000% due 12/15/25	2.6%
Royal Caribbean Cruises Ltd. 6.000% due 08/15/25	2.4%
Live Nation Entertainment, Inc. 2.000% due 02/15/25	2.2%
Halozyme Therapeutics, Inc. 0.250% due 03/01/27	2.2%
Dexcom, Inc. 0.250% due 11/15/25	2.1%
ON Semiconductor Corp. 0.500% due 03/01/29	2.1%
Cloudflare, Inc. 0.000% due 08/15/26	2.0%
Ford Motor Co. 0.000% due 03/15/26	1.9%

Top 10 Sectors (% of Net Assets)

Information Technology	28.7%
Health Care	14.8%
Consumer Discretionary	13.2%
Communication Services	12.0%
Financials	9.0%
Industrials	7.9%
Utilities	6.9%
Cash, Cash Equivalents and Repurchase Agreements	3.5%
Real Estate	2.1%
Materials	1.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Equity Concentrated Portfolio

LEVIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.94%

Portfolio Performance

	Institutional Shares	S&P 500 Index
2014	$10,000	$10,000
2014	$9,745	$9,862
2014	$10,146	$10,256
2014	$10,033	$10,113
2014	$10,379	$10,360
2014	$10,778	$10,638
2014	$10,901	$10,611
2015	$10,682	$10,292
2015	$11,275	$10,884
2015	$11,251	$10,712
2015	$11,153	$10,815
2015	$11,478	$10,955
2015	$11,316	$10,742
2015	$11,633	$10,968
2015	$10,942	$10,306
2015	$10,909	$10,052
2015	$11,690	$10,900
2015	$11,543	$10,933
2015	$11,665	$10,760
2016	$11,024	$10,226
2016	$11,158	$10,213
2016	$11,808	$10,905
2016	$11,715	$10,948
2016	$11,968	$11,145
2016	$11,943	$11,174
2016	$12,753	$11,586
2016	$12,775	$11,603
2016	$12,843	$11,605
2016	$12,284	$11,394
2016	$12,403	$11,815
2016	$12,525	$12,049
2017	$12,816	$12,278
2017	$13,179	$12,766
2017	$13,285	$12,781
2017	$13,524	$12,913
2017	$13,621	$13,095
2017	$13,489	$13,176
2017	$13,577	$13,447
2017	$13,639	$13,488
2017	$13,701	$13,766
2017	$14,055	$14,087
2017	$14,311	$14,520
2017	$14,465	$14,681
2018	$15,212	$15,522
2018	$14,824	$14,949
2018	$14,522	$14,570
2018	$14,305	$14,625
2018	$14,720	$14,978
2018	$14,843	$15,070
2018	$15,155	$15,630
2018	$15,562	$16,140
2018	$15,572	$16,232
2018	$14,366	$15,122
2018	$14,868	$15,430
2018	$13,587	$14,037
2019	$14,652	$15,162
2019	$15,316	$15,649
2019	$15,717	$15,953
2019	$16,191	$16,599
2019	$15,327	$15,544
2019	$16,528	$16,639
2019	$17,098	$16,879
2019	$16,929	$16,612
2019	$17,087	$16,923
2019	$17,024	$17,290
2019	$17,340	$17,918
2019	$17,897	$18,459
2020	$18,227	$18,452
2020	$16,611	$16,933
2020	$14,252	$14,841
2020	$15,814	$16,744
2020	$16,654	$17,541
2020	$16,580	$17,890
2020	$17,090	$18,899
2020	$17,951	$20,258
2020	$17,706	$19,488
2020	$17,387	$18,970
2020	$19,109	$21,047
2020	$19,505	$21,855
2021	$19,191	$21,635
2021	$20,272	$22,231
2021	$21,245	$23,205
2021	$22,606	$24,443
2021	$22,325	$24,614
2021	$22,595	$25,188
2021	$23,179	$25,787
2021	$23,615	$26,571
2021	$22,643	$25,335
2021	$23,747	$27,111
2021	$23,255	$26,924
2021	$24,581	$28,130
2022	$23,146	$26,676
2022	$22,459	$25,877
2022	$23,146	$26,838
2022	$21,898	$24,498
2022	$21,561	$24,543
2022	$19,902	$22,518
2022	$21,773	$24,594
2022	$20,467	$23,591
2022	$18,534	$21,419
2022	$19,602	$23,153
2022	$20,671	$24,447
2022	$19,692	$23,039
2023	$21,372	$24,485
2023	$20,658	$23,888
2023	$21,425	$24,765
2023	$21,465	$25,151
2023	$21,147	$25,259
2023	$22,484	$26,929
2023	$22,550	$27,794
2023	$21,718	$27,351
2023	$20,619	$26,047
2023	$19,757	$25,500
2023	$21,718	$27,828
2023	$22,902	$29,091
2024	$22,527	$29,580
2024	$23,036	$31,159
2024	$23,707	$32,163
2024	$22,285	$30,851
2024	$22,688	$32,381
2024	$23,599	$33,521

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	4.96%	7.38%	8.97%
S&P 500 Index	24.56%	15.05%	12.86%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$94,783,316
# of Portfolio Holdings	21
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$434,879

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.8%
Amazon.com, Inc.	8.6%
Broadcom, Inc.	6.2%
Crown Castle, Inc.	6.2%
Oracle Corp.	5.6%
UnitedHealth Group, Inc.	5.0%
Intercontinental Exchange, Inc.	4.7%
S&P Global, Inc.	4.7%
Lululemon Athletica, Inc.	4.7%
Waste Management, Inc.	4.6%

Top Sectors (% of Net Assets)

Information Technology	26.5%
Financials	18.2%
Consumer Discretionary	17.3%
Industrials	11.5%
Real Estate	10.3%
Health Care	9.5%
Communication Services	4.2%
Cash, Cash Equivalents and Repurchase Agreements	0.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Equity Concentrated Portfolio

LEVOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$60	1.19%

Portfolio Performance

	Open Shares	S&P 500 Index
2014	$10,000	$10,000
2014	$9,739	$9,862
2014	$10,137	$10,256
2014	$10,025	$10,113
2014	$10,362	$10,360
2014	$10,752	$10,638
2014	$10,876	$10,611
2015	$10,651	$10,292
2015	$11,239	$10,884
2015	$11,207	$10,712
2015	$11,118	$10,815
2015	$11,432	$10,955
2015	$11,263	$10,742
2015	$11,585	$10,968
2015	$10,892	$10,306
2015	$10,860	$10,052
2015	$11,634	$10,900
2015	$11,481	$10,933
2015	$11,602	$10,760
2016	$10,961	$10,226
2016	$11,094	$10,213
2016	$11,736	$10,905
2016	$11,644	$10,948
2016	$11,894	$11,145
2016	$11,861	$11,174
2016	$12,661	$11,586
2016	$12,683	$11,603
2016	$12,742	$11,605
2016	$12,198	$11,394
2016	$12,307	$11,815
2016	$12,421	$12,049
2017	$12,709	$12,278
2017	$13,066	$12,766
2017	$13,162	$12,781
2017	$13,406	$12,913
2017	$13,494	$13,095
2017	$13,363	$13,176
2017	$13,450	$13,447
2017	$13,511	$13,488
2017	$13,563	$13,766
2017	$13,903	$14,087
2017	$14,156	$14,520
2017	$14,311	$14,681
2018	$15,035	$15,522
2018	$14,664	$14,949
2018	$14,349	$14,570
2018	$14,135	$14,625
2018	$14,543	$14,978
2018	$14,664	$15,070
2018	$14,970	$15,630
2018	$15,361	$16,140
2018	$15,380	$16,232
2018	$14,177	$15,122
2018	$14,669	$15,430
2018	$13,402	$14,037
2019	$14,454	$15,162
2019	$15,094	$15,649
2019	$15,496	$15,953
2019	$15,961	$16,599
2019	$15,094	$15,544
2019	$16,280	$16,639
2019	$16,838	$16,879
2019	$16,672	$16,612
2019	$16,827	$16,923
2019	$16,745	$17,290
2019	$17,065	$17,918
2019	$17,613	$18,459
2020	$17,924	$18,452
2020	$16,337	$16,933
2020	$14,014	$14,841
2020	$15,538	$16,744
2020	$16,358	$17,541
2020	$16,285	$17,890
2020	$16,783	$18,899
2020	$17,623	$20,258
2020	$17,385	$19,488
2020	$17,063	$18,970
2020	$18,754	$21,047
2020	$19,132	$21,855
2021	$18,827	$21,635
2021	$19,879	$22,231
2021	$20,836	$23,205
2021	$22,161	$24,443
2021	$21,877	$24,614
2021	$22,130	$25,188
2021	$22,708	$25,787
2021	$23,123	$26,571
2021	$22,176	$25,335
2021	$23,250	$27,111
2021	$22,761	$26,924
2021	$24,053	$28,130
2022	$22,637	$26,676
2022	$21,972	$25,877
2022	$22,625	$26,838
2022	$21,415	$24,498
2022	$21,077	$24,543
2022	$19,443	$22,518
2022	$21,270	$24,594
2022	$19,992	$23,591
2022	$18,093	$21,419
2022	$19,141	$23,153
2022	$20,177	$24,447
2022	$19,224	$23,039
2023	$20,849	$24,485
2023	$20,158	$23,888
2023	$20,900	$24,765
2023	$20,926	$25,151
2023	$20,606	$25,259
2023	$21,911	$26,929
2023	$21,974	$27,794
2023	$21,158	$27,351
2023	$20,082	$26,047
2023	$19,250	$25,500
2023	$21,143	$27,828
2023	$22,304	$29,091
2024	$21,920	$29,580
2024	$22,432	$31,159
2024	$23,072	$32,163
2024	$21,689	$30,851
2024	$22,073	$32,381
2024	$22,944	$33,521

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	4.72%	7.10%	8.66%
S&P 500 Index	24.56%	15.05%	12.86%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$94,783,316
# of Portfolio Holdings	21
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$434,879

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.8%
Amazon.com, Inc.	8.6%
Broadcom, Inc.	6.2%
Crown Castle, Inc.	6.2%
Oracle Corp.	5.6%
UnitedHealth Group, Inc.	5.0%
Intercontinental Exchange, Inc.	4.7%
S&P Global, Inc.	4.7%
Lululemon Athletica, Inc.	4.7%
Waste Management, Inc.	4.6%

Top Sectors (% of Net Assets)

Information Technology	26.5%
Financials	18.2%
Consumer Discretionary	17.3%
Industrials	11.5%
Real Estate	10.3%
Health Care	9.5%
Communication Services	4.2%
Cash, Cash Equivalents and Repurchase Agreements	0.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Equity Concentrated Portfolio

RLUEX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$46	0.91%

Portfolio Performance

	R6 Shares	S&P 500 Index
2016	$1,000,000	$1,000,000
2016	$992,552	$1,010,050
2016	$1,001,730	$1,030,049
2017	$1,025,042	$1,049,620
2017	$1,054,713	$1,091,290
2017	$1,062,484	$1,092,599
2017	$1,082,264	$1,103,853
2017	$1,089,328	$1,119,417
2017	$1,079,438	$1,126,358
2017	$1,086,502	$1,149,561
2017	$1,091,457	$1,153,080
2017	$1,096,402	$1,176,833
2017	$1,123,953	$1,204,295
2017	$1,144,440	$1,241,230
2017	$1,157,203	$1,255,032
2018	$1,216,798	$1,326,887
2018	$1,185,869	$1,277,982
2018	$1,161,729	$1,245,505
2018	$1,144,378	$1,250,284
2018	$1,177,570	$1,280,393
2018	$1,187,377	$1,288,274
2018	$1,212,271	$1,336,198
2018	$1,244,808	$1,379,758
2018	$1,246,349	$1,387,622
2018	$1,149,290	$1,292,709
2018	$1,189,346	$1,319,080
2018	$1,086,833	$1,199,967
2019	$1,172,635	$1,296,128
2019	$1,224,790	$1,337,744
2019	$1,257,596	$1,363,739
2019	$1,295,451	$1,418,957
2019	$1,225,631	$1,328,785
2019	$1,322,369	$1,422,432
2019	$1,367,794	$1,442,916
2019	$1,354,335	$1,420,117
2019	$1,366,953	$1,446,674
2019	$1,361,064	$1,478,066
2019	$1,387,142	$1,531,720
2019	$1,432,332	$1,577,978
2020	$1,458,621	$1,577,363
2020	$1,328,872	$1,447,514
2020	$1,139,760	$1,268,732
2020	$1,265,269	$1,431,371
2020	$1,331,416	$1,499,547
2020	$1,326,328	$1,529,388
2020	$1,367,033	$1,615,645
2020	$1,435,726	$1,731,810
2020	$1,416,221	$1,666,001
2020	$1,390,780	$1,621,686
2020	$1,528,162	$1,799,260
2020	$1,559,742	$1,868,352
2021	$1,535,600	$1,849,489
2021	$1,620,959	$1,900,479
2021	$1,699,421	$1,983,713
2021	$1,808,059	$2,089,581
2021	$1,785,642	$2,104,176
2021	$1,807,197	$2,153,203
2021	$1,853,757	$2,204,449
2021	$1,888,587	$2,271,465
2021	$1,811,858	$2,165,842
2021	$1,899,922	$2,317,667
2021	$1,859,814	$2,301,675
2021	$1,966,253	$2,404,790
2022	$1,850,826	$2,280,463
2022	$1,797,092	$2,212,182
2022	$1,850,826	$2,294,320
2022	$1,752,314	$2,094,251
2022	$1,724,452	$2,098,093
2022	$1,592,108	$1,925,000
2022	$1,741,368	$2,102,485
2022	$1,637,244	$2,016,742
2022	$1,482,040	$1,831,003
2022	$1,568,264	$1,979,243
2022	$1,653,474	$2,089,883
2022	$1,575,212	$1,969,506
2023	$1,709,206	$2,093,191
2023	$1,652,232	$2,042,117
2023	$1,719,756	$2,117,062
2023	$1,722,922	$2,150,089
2023	$1,696,545	$2,159,334
2023	$1,804,162	$2,302,066
2023	$1,809,437	$2,376,020
2023	$1,743,124	$2,338,190
2023	$1,655,554	$2,226,710
2023	$1,585,734	$2,179,890
2023	$1,743,124	$2,378,914
2023	$1,838,806	$2,486,916
2024	$1,806,919	$2,528,697
2024	$1,849,435	$2,663,729
2024	$1,902,580	$2,749,501
2024	$1,815,423	$2,637,321
2024	$1,849,435	$2,768,133
2024	$1,923,838	$2,865,286

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 11/15/16
R6 Shares	6.63%	7.79%	8.96%
S&P 500 Index	24.56%	15.05%	14.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$94,783,316
# of Portfolio Holdings	21
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$434,879

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.8%
Amazon.com, Inc.	8.6%
Broadcom, Inc.	6.2%
Crown Castle, Inc.	6.2%
Oracle Corp.	5.6%
UnitedHealth Group, Inc.	5.0%
Intercontinental Exchange, Inc.	4.7%
S&P Global, Inc.	4.7%
Lululemon Athletica, Inc.	4.7%
Waste Management, Inc.	4.6%

Top Sectors (% of Net Assets)

Information Technology	26.5%
Financials	18.2%
Consumer Discretionary	17.3%
Industrials	11.5%
Real Estate	10.3%
Health Care	9.5%
Communication Services	4.2%
Cash, Cash Equivalents and Repurchase Agreements	0.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Equity Focus Portfolio

LZUSX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.70%

Portfolio Performance

	Institutional Shares	S&P 500 Index
2014	$10,000	$10,000
2014	$9,784	$9,862
2014	$10,215	$10,256
2014	$9,996	$10,113
2014	$10,238	$10,360
2014	$10,669	$10,638
2014	$10,691	$10,611
2015	$10,209	$10,292
2015	$10,794	$10,884
2015	$10,665	$10,712
2015	$10,699	$10,815
2015	$10,854	$10,955
2015	$10,673	$10,742
2015	$10,785	$10,968
2015	$10,111	$10,306
2015	$9,844	$10,052
2015	$10,524	$10,900
2015	$10,395	$10,933
2015	$10,183	$10,760
2016	$9,589	$10,226
2016	$9,543	$10,213
2016	$10,220	$10,905
2016	$10,155	$10,948
2016	$10,387	$11,145
2016	$10,239	$11,174
2016	$10,740	$11,586
2016	$10,853	$11,603
2016	$10,910	$11,605
2016	$10,596	$11,394
2016	$10,968	$11,815
2016	$11,171	$12,049
2017	$11,401	$12,278
2017	$11,766	$12,766
2017	$11,824	$12,781
2017	$11,968	$12,913
2017	$12,035	$13,095
2017	$12,055	$13,176
2017	$12,256	$13,447
2017	$12,256	$13,488
2017	$12,552	$13,766
2017	$12,739	$14,087
2017	$13,045	$14,520
2017	$13,201	$14,681
2018	$13,965	$15,522
2018	$13,530	$14,949
2018	$13,243	$14,570
2018	$13,254	$14,625
2018	$13,562	$14,978
2018	$13,583	$15,070
2018	$14,146	$15,630
2018	$14,595	$16,140
2018	$14,704	$16,232
2018	$13,748	$15,122
2018	$14,030	$15,430
2018	$12,789	$14,037
2019	$13,676	$15,162
2019	$14,251	$15,649
2019	$14,477	$15,953
2019	$15,027	$16,599
2019	$14,214	$15,544
2019	$15,164	$16,639
2019	$15,477	$16,879
2019	$15,302	$16,612
2019	$15,552	$16,923
2019	$15,789	$17,290
2019	$16,327	$17,918
2019	$16,839	$18,459
2020	$17,105	$18,452
2020	$15,649	$16,933
2020	$13,466	$14,841
2020	$15,229	$16,744
2020	$15,971	$17,541
2020	$16,069	$17,890
2020	$16,853	$18,899
2020	$18,049	$20,258
2020	$17,538	$19,488
2020	$17,126	$18,970
2020	$18,972	$21,047
2020	$19,750	$21,855
2021	$19,381	$21,635
2021	$20,194	$22,231
2021	$21,242	$23,205
2021	$22,601	$24,443
2021	$22,749	$24,614
2021	$23,059	$25,188
2021	$23,783	$25,787
2021	$24,303	$26,571
2021	$23,382	$25,335
2021	$24,953	$27,111
2021	$24,137	$26,924
2021	$25,153	$28,130
2022	$23,745	$26,676
2022	$23,353	$25,877
2022	$24,011	$26,838
2022	$22,273	$24,498
2022	$21,976	$24,543
2022	$20,598	$22,518
2022	$22,383	$24,594
2022	$21,356	$23,591
2022	$19,440	$21,419
2022	$20,901	$23,153
2022	$22,125	$24,447
2022	$20,891	$23,039
2023	$22,049	$24,485
2023	$21,213	$23,888
2023	$21,856	$24,765
2023	$22,178	$25,151
2023	$22,162	$25,259
2023	$23,288	$26,929
2023	$23,883	$27,794
2023	$23,400	$27,351
2023	$22,387	$26,047
2023	$21,969	$25,500
2023	$23,963	$27,828
2023	$25,022	$29,091
2024	$25,266	$29,580
2024	$26,355	$31,159
2024	$26,875	$32,163
2024	$25,916	$30,851
2024	$26,697	$32,381
2024	$27,379	$33,521

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	17.57%	12.54%	10.60%
S&P 500 Index	24.56%	15.05%	12.86%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$91,408,990
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$215,143

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.9%
Amazon.com, Inc.	7.3%
Alphabet, Inc., Class A	6.7%
Apple, Inc.	4.9%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	4.0%
UnitedHealth Group, Inc.	3.9%
Visa, Inc., A Shares	3.9%
Goldman Sachs Group, Inc.	3.8%
Marsh & McLennan Cos., Inc.	3.6%

Top 10 Sectors (% of Net Assets)

Information Technology	27.1%
Financials	22.3%
Health Care	14.0%
Consumer Discretionary	10.0%
Industrials	9.0%
Communication Services	6.7%
Cash, Cash Equivalents and Repurchase Agreements	3.8%
Energy	3.0%
Consumer Staples	2.8%
Real Estate	2.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Equity Focus Portfolio

LZUOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$49	0.95%

Portfolio Performance

	Open Shares	S&P 500 Index
2014	$10,000	$10,000
2014	$9,777	$9,862
2014	$10,207	$10,256
2014	$9,981	$10,113
2014	$10,222	$10,360
2014	$10,652	$10,638
2014	$10,676	$10,611
2015	$10,188	$10,292
2015	$10,770	$10,884
2015	$10,633	$10,712
2015	$10,667	$10,815
2015	$10,821	$10,955
2015	$10,642	$10,742
2015	$10,744	$10,968
2015	$10,065	$10,306
2015	$9,809	$10,052
2015	$10,476	$10,900
2015	$10,348	$10,933
2015	$10,131	$10,760
2016	$9,542	$10,226
2016	$9,496	$10,213
2016	$10,158	$10,905
2016	$10,094	$10,948
2016	$10,324	$11,145
2016	$10,177	$11,174
2016	$10,664	$11,586
2016	$10,777	$11,603
2016	$10,833	$11,605
2016	$10,512	$11,394
2016	$10,880	$11,815
2016	$11,089	$12,049
2017	$11,307	$12,278
2017	$11,668	$12,766
2017	$11,715	$12,781
2017	$11,858	$12,913
2017	$11,924	$13,095
2017	$11,943	$13,176
2017	$12,133	$13,447
2017	$12,133	$13,488
2017	$12,425	$13,766
2017	$12,610	$14,087
2017	$12,903	$14,520
2017	$13,057	$14,681
2018	$13,810	$15,522
2018	$13,371	$14,949
2018	$13,088	$14,570
2018	$13,099	$14,625
2018	$13,392	$14,978
2018	$13,423	$15,070
2018	$13,967	$15,630
2018	$14,399	$16,140
2018	$14,517	$16,232
2018	$13,564	$15,122
2018	$13,842	$15,430
2018	$12,613	$14,037
2019	$13,484	$15,162
2019	$14,048	$15,649
2019	$14,269	$15,953
2019	$14,797	$16,599
2019	$13,999	$15,544
2019	$14,932	$16,639
2019	$15,238	$16,879
2019	$15,054	$16,612
2019	$15,300	$16,923
2019	$15,521	$17,290
2019	$16,061	$17,918
2019	$16,554	$18,459
2020	$16,814	$18,452
2020	$15,377	$16,933
2020	$13,227	$14,841
2020	$14,952	$16,744
2020	$15,678	$17,541
2020	$15,787	$17,890
2020	$16,540	$18,899
2020	$17,710	$20,258
2020	$17,210	$19,488
2020	$16,808	$18,970
2020	$18,613	$21,047
2020	$19,382	$21,855
2021	$19,007	$21,635
2021	$19,800	$22,231
2021	$20,809	$23,205
2021	$22,149	$24,443
2021	$22,293	$24,614
2021	$22,596	$25,188
2021	$23,287	$25,787
2021	$23,794	$26,571
2021	$22,881	$25,335
2021	$24,428	$27,111
2021	$23,618	$26,924
2021	$24,607	$28,130
2022	$23,221	$26,676
2022	$22,826	$25,877
2022	$23,480	$26,838
2022	$21,775	$24,498
2022	$21,486	$24,543
2022	$20,115	$22,518
2022	$21,866	$24,594
2022	$20,852	$23,591
2022	$18,988	$21,419
2022	$20,394	$23,153
2022	$21,585	$24,447
2022	$20,379	$23,039
2023	$21,518	$24,485
2023	$20,691	$23,888
2023	$21,315	$24,765
2023	$21,627	$25,151
2023	$21,596	$25,259
2023	$22,688	$26,929
2023	$23,266	$27,794
2023	$22,798	$27,351
2023	$21,799	$26,047
2023	$21,393	$25,500
2023	$23,328	$27,828
2023	$24,358	$29,091
2024	$24,594	$29,580
2024	$25,633	$31,159
2024	$26,136	$32,163
2024	$25,192	$30,851
2024	$25,963	$32,381
2024	$26,624	$33,521

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	17.35%	12.26%	10.29%
S&P 500 Index	24.56%	15.05%	12.86%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$91,408,990
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$215,143

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.9%
Amazon.com, Inc.	7.3%
Alphabet, Inc., Class A	6.7%
Apple, Inc.	4.9%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	4.0%
UnitedHealth Group, Inc.	3.9%
Visa, Inc., A Shares	3.9%
Goldman Sachs Group, Inc.	3.8%
Marsh & McLennan Cos., Inc.	3.6%

Top 10 Sectors (% of Net Assets)

Information Technology	27.1%
Financials	22.3%
Health Care	14.0%
Consumer Discretionary	10.0%
Industrials	9.0%
Communication Services	6.7%
Cash, Cash Equivalents and Repurchase Agreements	3.8%
Energy	3.0%
Consumer Staples	2.8%
Real Estate	2.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Equity Focus Portfolio

RLUSX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$36	0.70%

Portfolio Performance

	R6 Shares	S&P 500 Index
2014	$1,000,000	$1,000,000
2014	$978,423	$986,200
2014	$1,020,768	$1,025,648
2014	$999,596	$1,011,289
2014	$1,023,792	$1,035,964
2014	$1,066,891	$1,063,832
2014	$1,069,649	$1,061,066
2015	$1,021,459	$1,029,234
2015	$1,079,976	$1,088,415
2015	$1,067,067	$1,071,218
2015	$1,070,510	$1,081,502
2015	$1,085,999	$1,095,453
2015	$1,067,928	$1,074,201
2015	$1,079,115	$1,096,759
2015	$1,011,673	$1,030,625
2015	$984,982	$1,005,168
2015	$1,053,001	$1,090,005
2015	$1,040,086	$1,093,275
2015	$1,018,546	$1,076,001
2016	$959,998	$1,022,631
2016	$955,351	$1,021,302
2016	$1,022,263	$1,090,546
2016	$1,019,475	$1,094,799
2016	$1,039,920	$1,114,506
2016	$1,025,051	$1,117,403
2016	$1,075,235	$1,158,635
2016	$1,086,567	$1,160,258
2016	$1,092,291	$1,160,490
2016	$1,060,810	$1,139,369
2016	$1,098,015	$1,181,525
2016	$1,118,476	$1,204,920
2017	$1,141,557	$1,227,813
2017	$1,179,064	$1,276,557
2017	$1,183,873	$1,278,089
2017	$1,198,299	$1,291,253
2017	$1,205,992	$1,309,460
2017	$1,206,954	$1,317,579
2017	$1,227,150	$1,344,721
2017	$1,227,110	$1,348,837
2017	$1,256,727	$1,376,623
2017	$1,275,484	$1,408,747
2017	$1,306,087	$1,451,953
2017	$1,321,636	$1,468,097
2018	$1,398,191	$1,552,152
2018	$1,354,597	$1,494,944
2018	$1,325,889	$1,456,953
2018	$1,328,015	$1,462,543
2018	$1,357,787	$1,497,764
2018	$1,360,977	$1,506,983
2018	$1,417,330	$1,563,043
2018	$1,461,278	$1,613,998
2018	$1,473,247	$1,623,198
2018	$1,376,409	$1,512,171
2018	$1,404,698	$1,543,019
2018	$1,280,229	$1,403,685
2019	$1,369,081	$1,516,171
2019	$1,427,899	$1,564,852
2019	$1,450,425	$1,595,260
2019	$1,504,237	$1,659,852
2019	$1,424,145	$1,554,372
2019	$1,519,255	$1,663,918
2019	$1,550,541	$1,687,878
2019	$1,531,769	$1,661,210
2019	$1,558,050	$1,692,274
2019	$1,580,576	$1,728,997
2019	$1,634,388	$1,791,759
2019	$1,686,892	$1,845,870
2020	$1,713,512	$1,845,150
2020	$1,566,400	$1,693,258
2020	$1,347,832	$1,484,123
2020	$1,524,367	$1,674,373
2020	$1,598,624	$1,754,123
2020	$1,609,833	$1,789,031
2020	$1,686,892	$1,889,932
2020	$1,806,591	$2,025,818
2020	$1,755,420	$1,948,837
2020	$1,715,621	$1,896,998
2020	$1,900,403	$2,104,719
2020	$1,978,358	$2,185,540
2021	$1,941,393	$2,163,475
2021	$2,022,716	$2,223,122
2021	$2,126,217	$2,320,486
2021	$2,262,248	$2,444,328
2021	$2,278,512	$2,461,400
2021	$2,309,563	$2,518,751
2021	$2,382,014	$2,578,697
2021	$2,434,048	$2,657,089
2021	$2,341,827	$2,533,535
2021	$2,499,057	$2,711,135
2021	$2,415,907	$2,692,429
2021	$2,519,153	$2,813,049
2022	$2,378,155	$2,667,615
2022	$2,337,423	$2,587,743
2022	$2,404,788	$2,683,824
2022	$2,230,891	$2,449,790
2022	$2,201,125	$2,454,284
2022	$2,061,694	$2,251,806
2022	$2,241,858	$2,459,422
2022	$2,139,076	$2,359,122
2022	$1,947,329	$2,141,850
2022	$2,091,925	$2,315,258
2022	$2,216,089	$2,444,680
2022	$2,090,949	$2,303,867
2023	$2,208,455	$2,448,550
2023	$2,124,752	$2,388,805
2023	$2,189,139	$2,476,474
2023	$2,221,332	$2,515,107
2023	$2,218,113	$2,525,922
2023	$2,330,789	$2,692,886
2023	$2,390,346	$2,779,394
2023	$2,342,056	$2,735,142
2023	$2,242,257	$2,604,736
2023	$2,200,406	$2,549,968
2023	$2,400,004	$2,782,780
2023	$2,504,371	$2,909,118
2024	$2,530,407	$2,957,991
2024	$2,639,434	$3,115,948
2024	$2,689,880	$3,216,282
2024	$2,593,871	$3,085,057
2024	$2,673,607	$3,238,076
2024	$2,741,953	$3,352,100

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
R6 Shares	17.64%	12.53%	10.61%
S&P 500 Index	24.56%	15.05%	12.86%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$91,408,990
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$215,143

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.9%
Amazon.com, Inc.	7.3%
Alphabet, Inc., Class A	6.7%
Apple, Inc.	4.9%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	4.0%
UnitedHealth Group, Inc.	3.9%
Visa, Inc., A Shares	3.9%
Goldman Sachs Group, Inc.	3.8%
Marsh & McLennan Cos., Inc.	3.6%

Top 10 Sectors (% of Net Assets)

Information Technology	27.1%
Financials	22.3%
Health Care	14.0%
Consumer Discretionary	10.0%
Industrials	9.0%
Communication Services	6.7%
Cash, Cash Equivalents and Repurchase Agreements	3.8%
Energy	3.0%
Consumer Staples	2.8%
Real Estate	2.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US High Yield Portfolio

LZHYX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.55%

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA US High Yield Index
2014	$10,000	$10,000	$10,000
2014	$9,865	$9,969	$9,868
2014	$10,026	$10,077	$10,018
2014	$9,831	$9,997	$9,808
2014	$10,014	$10,095	$9,919
2014	$9,997	$10,149	$9,848
2014	$9,938	$10,131	$9,703
2015	$10,021	$10,324	$9,770
2015	$10,226	$10,264	$10,003
2015	$10,186	$10,306	$9,950
2015	$10,268	$10,294	$10,069
2015	$10,310	$10,276	$10,099
2015	$10,186	$10,161	$9,945
2015	$10,206	$10,221	$9,884
2015	$10,081	$10,190	$9,710
2015	$9,872	$10,230	$9,458
2015	$10,186	$10,263	$9,716
2015	$10,038	$10,226	$9,498
2015	$9,868	$10,175	$9,253
2016	$9,845	$10,287	$9,106
2016	$9,929	$10,360	$9,149
2016	$10,163	$10,487	$9,553
2016	$10,355	$10,558	$9,935
2016	$10,353	$10,567	$10,006
2016	$10,438	$10,753	$10,115
2016	$10,611	$10,841	$10,370
2016	$10,761	$10,853	$10,601
2016	$10,781	$10,856	$10,670
2016	$10,779	$10,783	$10,703
2016	$10,732	$10,541	$10,661
2016	$10,864	$10,572	$10,871
2017	$10,928	$10,610	$11,017
2017	$11,039	$10,692	$11,189
2017	$11,014	$10,688	$11,165
2017	$11,147	$10,777	$11,292
2017	$11,213	$10,860	$11,393
2017	$11,209	$10,851	$11,405
2017	$11,297	$10,905	$11,536
2017	$11,316	$10,999	$11,533
2017	$11,382	$10,960	$11,637
2017	$11,401	$10,973	$11,682
2017	$11,397	$10,957	$11,650
2017	$11,416	$11,005	$11,684
2018	$11,412	$10,899	$11,759
2018	$11,292	$10,796	$11,650
2018	$11,240	$10,850	$11,578
2018	$11,260	$10,778	$11,655
2018	$11,232	$10,836	$11,653
2018	$11,252	$10,821	$11,693
2018	$11,344	$10,843	$11,824
2018	$11,436	$10,897	$11,909
2018	$11,480	$10,850	$11,979
2018	$11,307	$10,759	$11,782
2018	$11,278	$10,808	$11,676
2018	$11,104	$10,977	$11,420
2019	$11,590	$11,128	$11,944
2019	$11,759	$11,140	$12,146
2019	$11,879	$11,341	$12,265
2019	$11,999	$11,357	$12,436
2019	$11,870	$11,531	$12,278
2019	$12,165	$11,694	$12,579
2019	$12,211	$11,729	$12,644
2019	$12,306	$11,995	$12,693
2019	$12,351	$11,943	$12,733
2019	$12,396	$11,981	$12,763
2019	$12,465	$11,979	$12,798
2019	$12,586	$11,997	$13,065
2020	$12,604	$12,212	$13,066
2020	$12,417	$12,395	$12,863
2020	$11,353	$12,153	$11,351
2020	$11,786	$12,396	$11,782
2020	$12,246	$12,512	$12,321
2020	$12,238	$12,616	$12,441
2020	$12,726	$12,838	$13,035
2020	$12,823	$12,764	$13,164
2020	$12,682	$12,741	$13,026
2020	$12,726	$12,695	$13,087
2020	$13,081	$12,861	$13,611
2020	$13,210	$12,906	$13,871
2021	$13,212	$12,824	$13,924
2021	$13,201	$12,659	$13,972
2021	$13,217	$12,512	$13,996
2021	$13,306	$12,617	$14,150
2021	$13,334	$12,665	$14,191
2021	$13,456	$12,757	$14,385
2021	$13,516	$12,885	$14,436
2021	$13,577	$12,877	$14,514
2021	$13,548	$12,767	$14,519
2021	$13,477	$12,756	$14,493
2021	$13,353	$12,772	$14,345
2021	$13,587	$12,763	$14,615
2022	$13,192	$12,483	$14,213
2022	$13,101	$12,313	$14,085
2022	$12,947	$11,983	$13,955
2022	$12,485	$11,536	$13,448
2022	$12,660	$11,599	$13,481
2022	$11,915	$11,368	$12,564
2022	$12,647	$11,653	$13,320
2022	$12,211	$11,350	$13,001
2022	$11,738	$10,861	$12,478
2022	$12,075	$10,742	$12,834
2022	$12,291	$11,143	$13,074
2022	$12,213	$11,105	$12,975
2023	$12,575	$11,449	$13,483
2023	$12,353	$11,168	$13,308
2023	$12,623	$11,430	$13,458
2023	$12,698	$11,500	$13,588
2023	$12,560	$11,381	$13,459
2023	$12,665	$11,363	$13,678
2023	$12,786	$11,374	$13,873
2023	$12,759	$11,306	$13,912
2023	$12,555	$11,036	$13,750
2023	$12,507	$10,870	$13,580
2023	$13,088	$11,359	$14,198
2023	$13,514	$11,790	$14,722
2024	$13,504	$11,762	$14,724
2024	$13,443	$11,621	$14,768
2024	$13,598	$11,735	$14,944
2024	$13,454	$11,461	$14,794
2024	$13,577	$11,651	$14,962
2024	$13,743	$11,758	$15,107

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	8.51%	2.47%	3.23%
US Universal Index	3.47%	0.11%	1.63%
ICE BofA US High Yield Index	10.45%	3.73%	4.21%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US High Yield Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$168,123,026
# of Portfolio Holdings	116
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$308,393

Top 10 Holdings (% of Net Assets)

iShares iBoxx $ High Yield Corporate Bond ETF	4.5%
Bombardier, Inc., 8.750% due 11/15/30	1.4%
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.000% due 08/15/27	1.3%
Transocean, Inc. 8.750% due 02/15/30	1.3%
Civitas Resources, Inc. 8.750% due 07/01/31	1.3%
Herc Holdings, Inc. 5.500% due 07/15/27	1.2%
1011778 BC ULC/New Red Finance, Inc. 3.875% due 01/15/28	1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.2%
Seagate HDD Cayman 4.091% due 06/01/29	1.1%
Terex Corp. 5.000% due 05/15/29	1.1%

Top 10 Sectors (% of Net Assets)

Communication Services	14.5%
Consumer Discretionary	14.3%
Energy	13.8%
Industrials	13.5%
Materials	7.7%
Consumer Staples	6.9%
Health Care	5.7%
Information Technology	4.9%
Exchange-Traded Funds	4.5%
Utilities	4.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US High Yield Portfolio

LZHOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$40	0.80%

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA US High Yield Index
2014	$10,000	$10,000	$10,000
2014	$9,844	$9,969	$9,868
2014	$10,002	$10,077	$10,018
2014	$9,825	$9,997	$9,808
2014	$10,005	$10,095	$9,919
2014	$9,966	$10,149	$9,848
2014	$9,905	$10,131	$9,703
2015	$10,005	$10,324	$9,770
2015	$10,186	$10,264	$10,003
2015	$10,144	$10,306	$9,950
2015	$10,224	$10,294	$10,069
2015	$10,262	$10,276	$10,099
2015	$10,137	$10,161	$9,945
2015	$10,155	$10,221	$9,884
2015	$10,049	$10,190	$9,710
2015	$9,839	$10,230	$9,458
2015	$10,127	$10,263	$9,716
2015	$9,978	$10,226	$9,498
2015	$9,808	$10,175	$9,253
2016	$9,783	$10,287	$9,106
2016	$9,886	$10,360	$9,149
2016	$10,093	$10,487	$9,553
2016	$10,302	$10,558	$9,935
2016	$10,298	$10,567	$10,006
2016	$10,357	$10,753	$10,115
2016	$10,526	$10,841	$10,370
2016	$10,672	$10,853	$10,601
2016	$10,711	$10,856	$10,670
2016	$10,684	$10,783	$10,703
2016	$10,636	$10,541	$10,661
2016	$10,764	$10,572	$10,871
2017	$10,825	$10,610	$11,017
2017	$10,932	$10,692	$11,189
2017	$10,927	$10,688	$11,165
2017	$11,034	$10,777	$11,292
2017	$11,095	$10,860	$11,393
2017	$11,112	$10,851	$11,405
2017	$11,173	$10,905	$11,536
2017	$11,189	$10,999	$11,533
2017	$11,251	$10,960	$11,637
2017	$11,290	$10,973	$11,682
2017	$11,261	$10,957	$11,650
2017	$11,277	$11,005	$11,684
2018	$11,271	$10,899	$11,759
2018	$11,150	$10,796	$11,650
2018	$11,097	$10,850	$11,578
2018	$11,113	$10,778	$11,655
2018	$11,084	$10,836	$11,653
2018	$11,101	$10,821	$11,693
2018	$11,188	$10,843	$11,824
2018	$11,276	$10,897	$11,909
2018	$11,317	$10,850	$11,979
2018	$11,144	$10,759	$11,782
2018	$11,113	$10,808	$11,676
2018	$10,964	$10,977	$11,420
2019	$11,414	$11,128	$11,944
2019	$11,577	$11,140	$12,146
2019	$11,691	$11,341	$12,265
2019	$11,806	$11,357	$12,436
2019	$11,702	$11,531	$12,278
2019	$11,964	$11,694	$12,579
2019	$12,006	$11,729	$12,644
2019	$12,096	$11,995	$12,693
2019	$12,163	$11,943	$12,733
2019	$12,204	$11,981	$12,763
2019	$12,245	$11,979	$12,798
2019	$12,361	$11,997	$13,065
2020	$12,382	$12,212	$13,066
2020	$12,216	$12,395	$12,863
2020	$11,148	$12,153	$11,351
2020	$11,569	$12,396	$11,782
2020	$12,016	$12,512	$12,321
2020	$12,007	$12,616	$12,441
2020	$12,481	$12,838	$13,035
2020	$12,573	$12,764	$13,164
2020	$12,459	$12,741	$13,026
2020	$12,499	$12,695	$13,087
2020	$12,824	$12,861	$13,611
2020	$12,953	$12,906	$13,871
2021	$12,947	$12,824	$13,924
2021	$12,934	$12,659	$13,972
2021	$12,946	$12,512	$13,996
2021	$13,037	$12,617	$14,150
2021	$13,062	$12,665	$14,191
2021	$13,179	$12,757	$14,385
2021	$13,228	$12,885	$14,436
2021	$13,285	$12,877	$14,514
2021	$13,254	$12,767	$14,519
2021	$13,182	$12,756	$14,493
2021	$13,058	$12,772	$14,345
2021	$13,284	$12,763	$14,615
2022	$12,897	$12,483	$14,213
2022	$12,806	$12,313	$14,085
2022	$12,654	$11,983	$13,955
2022	$12,202	$11,536	$13,448
2022	$12,363	$11,599	$13,481
2022	$11,637	$11,368	$12,564
2022	$12,346	$11,653	$13,320
2022	$11,920	$11,350	$13,001
2022	$11,450	$10,861	$12,478
2022	$11,783	$10,742	$12,834
2022	$11,990	$11,143	$13,074
2022	$11,912	$11,105	$12,975
2023	$12,261	$11,449	$13,483
2023	$12,036	$11,168	$13,308
2023	$12,303	$11,430	$13,458
2023	$12,373	$11,500	$13,588
2023	$12,238	$11,381	$13,459
2023	$12,337	$11,363	$13,678
2023	$12,451	$11,374	$13,873
2023	$12,417	$11,306	$13,912
2023	$12,224	$11,036	$13,750
2023	$12,174	$10,870	$13,580
2023	$12,735	$11,359	$14,198
2023	$13,145	$11,790	$14,722
2024	$13,133	$11,762	$14,724
2024	$13,071	$11,621	$14,768
2024	$13,226	$11,735	$14,944
2024	$13,077	$11,461	$14,794
2024	$13,193	$11,651	$14,962
2024	$13,352	$11,758	$15,107

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	8.22%	2.22%	2.93%
US Universal Index	3.47%	0.11%	1.63%
ICE BofA US High Yield Index	10.45%	3.73%	4.21%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US High Yield Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$168,123,026
# of Portfolio Holdings	116
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$308,393

Top 10 Holdings (% of Net Assets)

iShares iBoxx $ High Yield Corporate Bond ETF	4.5%
Bombardier, Inc., 8.750% due 11/15/30	1.4%
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.000% due 08/15/27	1.3%
Transocean, Inc. 8.750% due 02/15/30	1.3%
Civitas Resources, Inc. 8.750% due 07/01/31	1.3%
Herc Holdings, Inc. 5.500% due 07/15/27	1.2%
1011778 BC ULC/New Red Finance, Inc. 3.875% due 01/15/28	1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.2%
Seagate HDD Cayman 4.091% due 06/01/29	1.1%
Terex Corp. 5.000% due 05/15/29	1.1%

Top 10 Sectors (% of Net Assets)

Communication Services	14.5%
Consumer Discretionary	14.3%
Energy	13.8%
Industrials	13.5%
Materials	7.7%
Consumer Staples	6.9%
Health Care	5.7%
Information Technology	4.9%
Exchange-Traded Funds	4.5%
Utilities	4.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US High Yield Portfolio

RLCIX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$28	0.55%

Portfolio Performance

	R6 Shares	US Universal Index	ICE BofA US High Yield Index
2016	$1,000,000	$1,000,000	$1,000,000
2016	$1,001,443	$977,100	$1,066,106
2016	$1,013,701	$980,003	$1,087,076
2017	$1,021,846	$983,460	$1,101,673
2017	$1,030,080	$991,048	$1,118,865
2017	$1,029,885	$990,716	$1,116,518
2017	$1,042,310	$998,936	$1,129,169
2017	$1,046,276	$1,006,644	$1,139,255
2017	$1,048,065	$1,005,790	$1,140,458
2017	$1,056,266	$1,010,800	$1,153,612
2017	$1,058,071	$1,019,521	$1,153,313
2017	$1,064,202	$1,015,933	$1,163,674
2017	$1,065,986	$1,017,152	$1,168,165
2017	$1,065,603	$1,015,613	$1,165,031
2017	$1,065,253	$1,020,091	$1,168,427
2018	$1,064,884	$1,010,274	$1,175,919
2018	$1,055,832	$1,000,695	$1,164,956
2018	$1,051,002	$1,005,742	$1,157,764
2018	$1,047,542	$999,031	$1,165,466
2018	$1,025,661	$1,004,479	$1,165,290
2018	$1,028,082	$1,003,023	$1,169,314
2018	$1,034,920	$1,005,122	$1,182,380
2018	$1,043,995	$1,010,074	$1,190,942
2018	$1,046,397	$1,005,745	$1,197,862
2018	$1,031,141	$997,332	$1,178,246
2018	$1,028,805	$1,001,817	$1,167,554
2018	$1,039,367	$1,017,491	$1,141,962
2019	$1,056,950	$1,031,521	$1,194,413
2019	$1,072,332	$1,032,645	$1,214,580
2019	$1,083,201	$1,051,292	$1,226,481
2019	$1,094,175	$1,052,764	$1,243,639
2019	$1,084,720	$1,068,890	$1,227,832
2019	$1,109,344	$1,084,009	$1,257,939
2019	$1,115,710	$1,087,236	$1,264,380
2019	$1,124,502	$1,111,837	$1,269,313
2019	$1,128,632	$1,107,020	$1,273,337
2019	$1,132,731	$1,110,597	$1,276,291
2019	$1,136,790	$1,110,375	$1,279,777
2019	$1,150,219	$1,112,029	$1,306,529
2020	$1,149,561	$1,131,988	$1,306,582
2020	$1,134,859	$1,148,937	$1,286,330
2020	$1,035,720	$1,126,495	$1,135,070
2020	$1,075,137	$1,149,060	$1,178,203
2020	$1,117,023	$1,159,792	$1,232,094
2020	$1,118,601	$1,169,469	$1,244,103
2020	$1,162,650	$1,190,012	$1,303,546
2020	$1,169,077	$1,183,150	$1,316,373
2020	$1,158,592	$1,181,018	$1,302,650
2020	$1,162,661	$1,176,796	$1,308,746
2020	$1,194,230	$1,192,153	$1,361,131
2020	$1,206,409	$1,196,270	$1,387,092
2021	$1,205,981	$1,188,751	$1,392,401
2021	$1,205,518	$1,173,412	$1,397,246
2021	$1,206,894	$1,159,757	$1,399,626
2021	$1,214,902	$1,169,509	$1,414,978
2021	$1,217,442	$1,173,970	$1,419,062
2021	$1,228,748	$1,182,528	$1,438,451
2021	$1,233,564	$1,194,402	$1,443,571
2021	$1,239,144	$1,193,605	$1,451,444
2021	$1,236,542	$1,183,412	$1,451,931
2021	$1,230,219	$1,182,445	$1,449,348
2021	$1,218,850	$1,183,873	$1,434,496
2021	$1,240,185	$1,183,075	$1,461,483
2022	$1,204,424	$1,157,137	$1,421,308
2022	$1,196,276	$1,141,361	$1,408,546
2022	$1,182,474	$1,110,739	$1,395,514
2022	$1,140,465	$1,069,312	$1,344,750
2022	$1,156,530	$1,075,195	$1,348,117
2022	$1,088,116	$1,053,710	$1,256,355
2022	$1,155,474	$1,080,202	$1,332,024
2022	$1,115,262	$1,052,121	$1,300,126
2022	$1,072,229	$1,006,792	$1,247,837
2022	$1,103,702	$995,745	$1,283,359
2022	$1,122,754	$1,032,873	$1,307,382
2022	$1,116,388	$1,029,365	$1,297,536
2023	$1,149,420	$1,061,296	$1,348,264
2023	$1,128,530	$1,035,218	$1,330,816
2023	$1,153,847	$1,059,504	$1,345,797
2023	$1,160,675	$1,065,976	$1,358,786
2023	$1,147,507	$1,054,924	$1,345,885
2023	$1,157,847	$1,053,285	$1,367,793
2023	$1,168,825	$1,054,332	$1,387,270
2023	$1,165,777	$1,047,983	$1,391,228
2023	$1,147,195	$1,022,993	$1,375,048
2023	$1,142,767	$1,007,609	$1,358,029
2023	$1,195,759	$1,052,957	$1,419,796
2023	$1,235,288	$1,092,910	$1,472,155
2024	$1,234,356	$1,090,295	$1,472,428
2024	$1,228,159	$1,077,223	$1,476,788
2024	$1,242,930	$1,087,799	$1,494,380
2024	$1,229,849	$1,062,379	$1,479,435
2024	$1,241,070	$1,079,990	$1,496,222
2024	$1,256,073	$1,089,902	$1,510,666

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	8.48%	2.52%	3.02%
US Universal Index	3.47%	0.11%	1.13%
ICE BofA US High Yield Index	10.45%	3.73%	4.70%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US High Yield Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$168,123,026
# of Portfolio Holdings	116
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$308,393

Top 10 Holdings (% of Net Assets)

iShares iBoxx $ High Yield Corporate Bond ETF	4.5%
Bombardier, Inc., 8.750% due 11/15/30	1.4%
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.000% due 08/15/27	1.3%
Transocean, Inc. 8.750% due 02/15/30	1.3%
Civitas Resources, Inc. 8.750% due 07/01/31	1.3%
Herc Holdings, Inc. 5.500% due 07/15/27	1.2%
1011778 BC ULC/New Red Finance, Inc. 3.875% due 01/15/28	1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.2%
Seagate HDD Cayman 4.091% due 06/01/29	1.1%
Terex Corp. 5.000% due 05/15/29	1.1%

Top 10 Sectors (% of Net Assets)

Communication Services	14.5%
Consumer Discretionary	14.3%
Energy	13.8%
Industrials	13.5%
Materials	7.7%
Consumer Staples	6.9%
Health Care	5.7%
Information Technology	4.9%
Exchange-Traded Funds	4.5%
Utilities	4.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Short Duration Fixed Income Portfolio

UMNIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.40%

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA 1-3 Year US Treasury Index
2014	$10,000	$10,000	$10,000
2014	$10,005	$9,969	$9,992
2014	$10,011	$10,077	$10,009
2014	$10,009	$9,997	$10,003
2014	$10,016	$10,095	$10,030
2014	$10,024	$10,149	$10,044
2014	$10,011	$10,131	$10,020
2015	$10,028	$10,324	$10,070
2015	$10,026	$10,264	$10,048
2015	$10,035	$10,306	$10,071
2015	$10,043	$10,294	$10,076
2015	$10,041	$10,276	$10,083
2015	$10,039	$10,161	$10,086
2015	$10,038	$10,221	$10,091
2015	$10,036	$10,190	$10,087
2015	$10,036	$10,230	$10,117
2015	$10,035	$10,263	$10,107
2015	$10,036	$10,226	$10,082
2015	$10,016	$10,175	$10,073
2016	$10,016	$10,287	$10,134
2016	$10,018	$10,360	$10,147
2016	$10,059	$10,487	$10,164
2016	$10,069	$10,558	$10,167
2016	$10,070	$10,567	$10,157
2016	$10,111	$10,753	$10,218
2016	$10,122	$10,841	$10,210
2016	$10,112	$10,853	$10,193
2016	$10,123	$10,856	$10,206
2016	$10,134	$10,783	$10,199
2016	$10,105	$10,541	$10,158
2016	$10,116	$10,572	$10,161
2017	$10,127	$10,610	$10,174
2017	$10,140	$10,692	$10,184
2017	$10,142	$10,688	$10,187
2017	$10,153	$10,777	$10,202
2017	$10,164	$10,860	$10,214
2017	$10,166	$10,851	$10,206
2017	$10,178	$10,905	$10,227
2017	$10,201	$10,999	$10,246
2017	$10,192	$10,960	$10,230
2017	$10,194	$10,973	$10,224
2017	$10,176	$10,957	$10,203
2017	$10,189	$11,005	$10,204
2018	$10,161	$10,899	$10,175
2018	$10,155	$10,796	$10,171
2018	$10,159	$10,850	$10,191
2018	$10,164	$10,778	$10,175
2018	$10,181	$10,836	$10,212
2018	$10,188	$10,821	$10,213
2018	$10,205	$10,843	$10,213
2018	$10,234	$10,897	$10,246
2018	$10,241	$10,850	$10,233
2018	$10,250	$10,759	$10,249
2018	$10,269	$10,808	$10,285
2018	$10,299	$10,977	$10,366
2019	$10,340	$11,128	$10,394
2019	$10,350	$11,140	$10,404
2019	$10,392	$11,341	$10,467
2019	$10,412	$11,357	$10,490
2019	$10,453	$11,531	$10,564
2019	$10,494	$11,694	$10,618
2019	$10,493	$11,729	$10,606
2019	$10,534	$11,995	$10,691
2019	$10,553	$11,943	$10,679
2019	$10,581	$11,981	$10,715
2019	$10,586	$11,979	$10,710
2019	$10,600	$11,997	$10,733
2020	$10,648	$12,212	$10,791
2020	$10,705	$12,395	$10,885
2020	$10,784	$12,153	$11,034
2020	$10,830	$12,396	$11,039
2020	$10,855	$12,512	$11,046
2020	$10,867	$12,616	$11,049
2020	$10,866	$12,838	$11,060
2020	$10,864	$12,764	$11,058
2020	$10,862	$12,741	$11,061
2020	$10,858	$12,695	$11,056
2020	$10,865	$12,861	$11,061
2020	$10,861	$12,906	$11,067
2021	$10,867	$12,824	$11,068
2021	$10,862	$12,659	$11,060
2021	$10,866	$12,512	$11,062
2021	$10,858	$12,617	$11,068
2021	$10,861	$12,665	$11,077
2021	$10,862	$12,757	$11,060
2021	$10,863	$12,885	$11,078
2021	$10,852	$12,877	$11,077
2021	$10,852	$12,767	$11,066
2021	$10,841	$12,756	$11,031
2021	$10,841	$12,772	$11,035
2021	$10,819	$12,763	$11,007
2022	$10,786	$12,483	$10,936
2022	$10,757	$12,313	$10,895
2022	$10,643	$11,983	$10,750
2022	$10,588	$11,536	$10,699
2022	$10,645	$11,599	$10,759
2022	$10,580	$11,368	$10,696
2022	$10,605	$11,653	$10,731
2022	$10,552	$11,350	$10,655
2022	$10,466	$10,861	$10,530
2022	$10,458	$10,742	$10,519
2022	$10,509	$11,143	$10,585
2022	$10,528	$11,105	$10,607
2023	$10,572	$11,449	$10,680
2023	$10,548	$11,168	$10,603
2023	$10,663	$11,430	$10,772
2023	$10,693	$11,500	$10,799
2023	$10,677	$11,381	$10,764
2023	$10,636	$11,363	$10,712
2023	$10,668	$11,374	$10,751
2023	$10,702	$11,306	$10,793
2023	$10,701	$11,036	$10,792
2023	$10,728	$10,870	$10,828
2023	$10,857	$11,359	$10,938
2023	$10,977	$11,790	$11,060
2024	$11,025	$11,762	$11,102
2024	$10,978	$11,621	$11,057
2024	$11,014	$11,735	$11,092
2024	$10,979	$11,461	$11,056
2024	$11,051	$11,651	$11,133
2024	$11,122	$11,758	$11,195

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	4.57%	1.17%	1.07%
US Universal Index	3.47%	0.11%	1.63%
ICE BofA 1-3 Year US Treasury Index	4.53%	1.06%	1.14%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA 1-3 Year US Treasury Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$32,517,459
# of Portfolio Holdings	24
Portfolio Turnover Rate	139%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 4.625% due 06/15/27	33.1%
U.S. Treasury Notes 4.500% due 04/15/27	14.8%
U.S. Treasury Notes 4.500% due 05/15/27	9.9%
Citigroup, Inc. 2.014% (SOFR + 0.694%) due 01/25/26	3.2%
Bank of America Corp. 4.000% due 01/22/25	3.2%
American Express Co. 2.500% due 07/30/24	3.1%
JPMorgan Chase & Co. 2.301% (SOFR + 1.160%) due 10/15/25	3.0%
Goldman Sachs Group, Inc. 3.500% due 04/01/25	2.7%
American Honda Finance Corp. 5.250% due 07/07/26	2.5%
Progress Residential Trust, Class A 1.294% due 10/17/27	2.2%

Top 10 Sectors (% of Net Assets)

U.S. Treasury Securities	57.8%
Financials	22.0%
Real Estate	4.3%
Consumer Discretionary	2.5%
Industrials	2.2%
Energy	2.1%
Communication Services	2.1%
Information Technology	2.1%
Health Care	2.1%
Sovereign Debt	2.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Short Duration Fixed Income Portfolio

UMNOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$33	0.65%

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA 1-3 Year US Treasury Index
2014	$10,000	$10,000	$10,000
2014	$10,003	$9,969	$9,992
2014	$9,996	$10,077	$10,009
2014	$10,001	$9,997	$10,003
2014	$10,006	$10,095	$10,030
2014	$10,001	$10,149	$10,044
2014	$9,996	$10,131	$10,020
2015	$10,000	$10,324	$10,070
2015	$9,996	$10,264	$10,048
2015	$10,002	$10,306	$10,071
2015	$10,008	$10,294	$10,076
2015	$10,013	$10,276	$10,083
2015	$9,999	$10,161	$10,086
2015	$10,005	$10,221	$10,091
2015	$10,001	$10,190	$10,087
2015	$9,998	$10,230	$10,117
2015	$10,043	$10,263	$10,107
2015	$10,095	$10,226	$10,082
2015	$10,072	$10,175	$10,073
2016	$10,080	$10,287	$10,134
2016	$10,069	$10,360	$10,147
2016	$10,108	$10,487	$10,164
2016	$10,116	$10,558	$10,167
2016	$10,124	$10,567	$10,157
2016	$10,163	$10,753	$10,218
2016	$10,161	$10,841	$10,210
2016	$10,159	$10,853	$10,193
2016	$10,168	$10,856	$10,206
2016	$10,166	$10,783	$10,199
2016	$10,134	$10,541	$10,158
2016	$10,142	$10,572	$10,161
2017	$10,151	$10,610	$10,174
2017	$10,172	$10,692	$10,184
2017	$10,171	$10,688	$10,187
2017	$10,169	$10,777	$10,202
2017	$10,178	$10,860	$10,214
2017	$10,178	$10,851	$10,206
2017	$10,197	$10,905	$10,227
2017	$10,217	$10,999	$10,246
2017	$10,196	$10,960	$10,230
2017	$10,195	$10,973	$10,224
2017	$10,174	$10,957	$10,203
2017	$10,175	$11,005	$10,204
2018	$10,154	$10,899	$10,175
2018	$10,146	$10,796	$10,171
2018	$10,147	$10,850	$10,191
2018	$10,150	$10,778	$10,175
2018	$10,164	$10,836	$10,212
2018	$10,168	$10,821	$10,213
2018	$10,183	$10,843	$10,213
2018	$10,198	$10,897	$10,246
2018	$10,203	$10,850	$10,233
2018	$10,220	$10,759	$10,249
2018	$10,226	$10,808	$10,285
2018	$10,264	$10,977	$10,366
2019	$10,291	$11,128	$10,394
2019	$10,309	$11,140	$10,404
2019	$10,348	$11,341	$10,467
2019	$10,366	$11,357	$10,490
2019	$10,404	$11,531	$10,564
2019	$10,432	$11,694	$10,618
2019	$10,439	$11,729	$10,606
2019	$10,477	$11,995	$10,691
2019	$10,493	$11,943	$10,679
2019	$10,519	$11,981	$10,715
2019	$10,522	$11,979	$10,710
2019	$10,534	$11,997	$10,733
2020	$10,568	$12,212	$10,791
2020	$10,633	$12,395	$10,885
2020	$10,710	$12,153	$11,034
2020	$10,754	$12,396	$11,039
2020	$10,765	$12,512	$11,046
2020	$10,775	$12,616	$11,049
2020	$10,783	$12,838	$11,060
2020	$10,779	$12,764	$11,058
2020	$10,774	$12,741	$11,061
2020	$10,768	$12,695	$11,056
2020	$10,773	$12,861	$11,061
2020	$10,766	$12,906	$11,067
2021	$10,770	$12,824	$11,068
2021	$10,763	$12,659	$11,060
2021	$10,754	$12,512	$11,062
2021	$10,755	$12,617	$11,068
2021	$10,755	$12,665	$11,077
2021	$10,744	$12,757	$11,060
2021	$10,744	$12,885	$11,078
2021	$10,744	$12,877	$11,077
2021	$10,734	$12,767	$11,066
2021	$10,723	$12,756	$11,031
2021	$10,723	$12,772	$11,035
2021	$10,712	$12,763	$11,007
2022	$10,669	$12,483	$10,936
2022	$10,649	$12,313	$10,895
2022	$10,535	$11,983	$10,750
2022	$10,478	$11,536	$10,699
2022	$10,533	$11,599	$10,759
2022	$10,467	$11,368	$10,696
2022	$10,488	$11,653	$10,731
2022	$10,434	$11,350	$10,655
2022	$10,347	$10,861	$10,530
2022	$10,337	$10,742	$10,519
2022	$10,385	$11,143	$10,585
2022	$10,402	$11,105	$10,607
2023	$10,443	$11,449	$10,680
2023	$10,418	$11,168	$10,603
2023	$10,529	$11,430	$10,772
2023	$10,557	$11,500	$10,799
2023	$10,528	$11,381	$10,764
2023	$10,496	$11,363	$10,712
2023	$10,525	$11,374	$10,751
2023	$10,557	$11,306	$10,793
2023	$10,554	$11,036	$10,792
2023	$10,578	$10,870	$10,828
2023	$10,703	$11,359	$10,938
2023	$10,817	$11,790	$11,060
2024	$10,862	$11,762	$11,102
2024	$10,814	$11,621	$11,057
2024	$10,846	$11,735	$11,092
2024	$10,810	$11,461	$11,056
2024	$10,889	$11,651	$11,133
2024	$10,946	$11,758	$11,195

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	4.29%	0.97%	0.91%
US Universal Index	3.47%	0.11%	1.63%
ICE BofA 1-3 Year US Treasury Index	4.53%	1.06%	1.14%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA 1-3 Year US Treasury Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$32,517,459
# of Portfolio Holdings	24
Portfolio Turnover Rate	139%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 4.625% due 06/15/27	33.1%
U.S. Treasury Notes 4.500% due 04/15/27	14.8%
U.S. Treasury Notes 4.500% due 05/15/27	9.9%
Citigroup, Inc. 2.014% (SOFR + 0.694%) due 01/25/26	3.2%
Bank of America Corp. 4.000% due 01/22/25	3.2%
American Express Co. 2.500% due 07/30/24	3.1%
JPMorgan Chase & Co. 2.301% (SOFR + 1.160%) due 10/15/25	3.0%
Goldman Sachs Group, Inc. 3.500% due 04/01/25	2.7%
American Honda Finance Corp. 5.250% due 07/07/26	2.5%
Progress Residential Trust, Class A 1.294% due 10/17/27	2.2%

Top 10 Sectors (% of Net Assets)

U.S. Treasury Securities	57.8%
Financials	22.0%
Real Estate	4.3%
Consumer Discretionary	2.5%
Industrials	2.2%
Energy	2.1%
Communication Services	2.1%
Information Technology	2.1%
Health Care	2.1%
Sovereign Debt	2.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Small Cap Equity Select Portfolio

LZSCX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	1.00%

Portfolio Performance

	Institutional Shares	Russell 3000 Index	Russell 2000 Index
2014	$10,000	$10,000	$10,000
2014	$9,487	$9,803	$9,395
2014	$9,964	$10,214	$9,861
2014	$9,438	$10,001	$9,264
2014	$10,024	$10,276	$9,875
2014	$10,102	$10,525	$9,884
2014	$10,259	$10,525	$10,166
2015	$9,959	$10,232	$9,838
2015	$10,726	$10,825	$10,423
2015	$10,887	$10,715	$10,604
2015	$10,726	$10,763	$10,334
2015	$10,909	$10,912	$10,569
2015	$10,901	$10,729	$10,648
2015	$10,733	$10,909	$10,525
2015	$10,102	$10,250	$9,864
2015	$9,730	$9,952	$9,380
2015	$10,161	$10,738	$9,908
2015	$10,503	$10,797	$10,230
2015	$10,040	$10,576	$9,716
2016	$9,243	$9,979	$8,862
2016	$9,368	$9,976	$8,862
2016	$10,047	$10,678	$9,569
2016	$10,063	$10,744	$9,720
2016	$10,188	$10,936	$9,938
2016	$10,040	$10,959	$9,932
2016	$10,547	$11,394	$10,525
2016	$10,670	$11,423	$10,711
2016	$10,622	$11,441	$10,830
2016	$10,415	$11,193	$10,316
2016	$11,314	$11,694	$11,466
2016	$11,666	$11,922	$11,787
2017	$11,634	$12,147	$11,833
2017	$11,884	$12,599	$12,062
2017	$11,819	$12,607	$12,077
2017	$11,795	$12,741	$12,210
2017	$11,948	$12,871	$11,962
2017	$12,182	$12,987	$12,376
2017	$12,206	$13,232	$12,468
2017	$12,103	$13,258	$12,309
2017	$12,704	$13,581	$13,077
2017	$12,893	$13,877	$13,189
2017	$13,255	$14,299	$13,568
2017	$13,323	$14,442	$13,514
2018	$13,623	$15,203	$13,867
2018	$13,050	$14,642	$13,330
2018	$13,159	$14,349	$13,502
2018	$13,387	$14,403	$13,618
2018	$13,769	$14,810	$14,445
2018	$13,878	$14,907	$14,549
2018	$14,224	$15,401	$14,802
2018	$14,582	$15,942	$15,440
2018	$14,332	$15,968	$15,068
2018	$12,668	$14,793	$13,432
2018	$13,047	$15,089	$13,645
2018	$11,556	$13,685	$12,024
2019	$12,740	$14,859	$13,377
2019	$13,295	$15,382	$14,072
2019	$13,220	$15,606	$13,778
2019	$13,882	$16,230	$14,247
2019	$13,049	$15,179	$13,138
2019	$14,042	$16,245	$14,067
2019	$14,170	$16,487	$14,149
2019	$13,775	$16,151	$13,450
2019	$14,287	$16,434	$13,730
2019	$14,586	$16,788	$14,091
2019	$14,735	$17,426	$14,671
2019	$15,022	$17,929	$15,094
2020	$14,725	$9,919	$14,609
2020	$13,546	$9,106	$13,379
2020	$10,342	$7,854	$10,472
2020	$11,773	$8,894	$11,911
2020	$12,522	$9,370	$12,686
2020	$12,489	$9,584	$13,134
2020	$13,062	$10,128	$13,498
2020	$13,428	$10,862	$14,258
2020	$12,929	$10,467	$13,781
2020	$13,206	$10,241	$14,070
2020	$15,069	$11,487	$16,663
2020	$15,989	$12,003	$18,104
2021	$16,189	$11,950	$19,014
2021	$17,375	$12,324	$20,199
2021	$17,941	$12,765	$20,401
2021	$18,817	$13,423	$20,829
2021	$18,850	$13,485	$20,873
2021	$18,706	$13,817	$21,278
2021	$18,384	$14,051	$20,510
2021	$18,666	$14,451	$20,969
2021	$18,144	$13,803	$20,351
2021	$18,966	$14,736	$21,216
2021	$18,133	$14,512	$20,331
2021	$19,173	$15,084	$20,784
2022	$18,161	$14,196	$18,783
2022	$18,302	$13,839	$18,984
2022	$18,238	$14,287	$19,219
2022	$17,175	$13,005	$17,315
2022	$17,136	$12,988	$17,341
2022	$15,471	$11,901	$15,915
2022	$17,034	$13,018	$17,577
2022	$16,333	$12,532	$17,216
2022	$14,922	$11,370	$15,567
2022	$16,439	$12,302	$17,281
2022	$17,225	$12,944	$17,685
2022	$16,253	$12,187	$16,538
2023	$17,545	$13,026	$18,150
2023	$17,132	$12,721	$17,843
2023	$16,546	$13,062	$16,990
2023	$16,187	$13,201	$16,685
2023	$15,668	$13,252	$16,531
2023	$16,826	$14,157	$17,875
2023	$17,651	$14,664	$18,969
2023	$16,966	$14,381	$18,021
2023	$16,221	$13,696	$16,959
2023	$15,367	$13,333	$15,803
2023	$16,465	$14,577	$17,233
2023	$17,889	$15,350	$19,339
2024	$17,515	$15,520	$18,586
2024	$18,408	$16,360	$19,637
2024	$19,128	$16,888	$20,340
2024	$17,990	$16,145	$18,909
2024	$18,811	$16,907	$19,858
2024	$18,451	$17,431	$19,677

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	9.66%	5.61%	6.32%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Index	10.06%	6.94%	7.00%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$38,706,388
# of Portfolio Holdings	77
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$92,767

Top 10 Holdings (% of Net Assets)

StepStone Group, Inc., Class A	2.2%
Stifel Financial Corp.	2.1%
Wintrust Financial Corp.	2.0%
Reinsurance Group of America, Inc.	1.9%
Brixmor Property Group, Inc.	1.8%
Enovis Corp.	1.7%
United Therapeutics Corp.	1.7%
Graphic Packaging Holding Co.	1.7%
DigitalOcean Holdings, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%

Top 10 Sectors (% of Net Assets)

Financials	17.3%
Information Technology	15.3%
Health Care	14.8%
Industrials	14.4%
Consumer Discretionary	12.2%
Energy	6.4%
Consumer Staples	5.4%
Real Estate	4.5%
Materials	3.9%
Communication Services	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Small Cap Equity Select Portfolio

LZCOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$63	1.25%

Portfolio Performance

	Open Shares	Russell 3000 Index	Russell 2000 Index
2014	$10,000	$10,000	$10,000
2014	$9,485	$9,803	$9,395
2014	$9,956	$10,214	$9,861
2014	$9,434	$10,001	$9,264
2014	$10,006	$10,276	$9,875
2014	$10,088	$10,525	$9,884
2014	$10,244	$10,525	$10,166
2015	$9,937	$10,232	$9,838
2015	$10,695	$10,825	$10,423
2015	$10,864	$10,715	$10,604
2015	$10,695	$10,763	$10,334
2015	$10,871	$10,912	$10,569
2015	$10,864	$10,729	$10,648
2015	$10,695	$10,909	$10,525
2015	$10,063	$10,250	$9,864
2015	$9,689	$9,952	$9,380
2015	$10,118	$10,738	$9,908
2015	$10,454	$10,797	$10,230
2015	$9,991	$10,576	$9,716
2016	$9,202	$9,979	$8,862
2016	$9,317	$9,976	$8,862
2016	$9,991	$10,678	$9,569
2016	$9,999	$10,744	$9,720
2016	$10,122	$10,936	$9,938
2016	$9,974	$10,959	$9,932
2016	$10,475	$11,394	$10,525
2016	$10,596	$11,423	$10,711
2016	$10,554	$11,441	$10,830
2016	$10,345	$11,193	$10,316
2016	$11,225	$11,694	$11,466
2016	$11,581	$11,922	$11,787
2017	$11,548	$12,147	$11,833
2017	$11,785	$12,599	$12,062
2017	$11,725	$12,607	$12,077
2017	$11,692	$12,741	$12,210
2017	$11,844	$12,871	$11,962
2017	$12,072	$12,987	$12,376
2017	$12,089	$13,232	$12,468
2017	$11,990	$13,258	$12,309
2017	$12,579	$13,581	$13,077
2017	$12,761	$13,877	$13,189
2017	$13,125	$14,299	$13,568
2017	$13,182	$14,442	$13,514
2018	$13,471	$15,203	$13,867
2018	$12,904	$14,642	$13,330
2018	$13,009	$14,349	$13,502
2018	$13,240	$14,403	$13,618
2018	$13,605	$14,810	$14,445
2018	$13,711	$14,907	$14,549
2018	$14,047	$15,401	$14,802
2018	$14,397	$15,942	$15,440
2018	$14,143	$15,968	$15,068
2018	$12,499	$14,793	$13,432
2018	$12,871	$15,089	$13,645
2018	$11,404	$13,685	$12,024
2019	$12,563	$14,859	$13,377
2019	$13,109	$15,382	$14,072
2019	$13,029	$15,606	$13,778
2019	$13,677	$16,230	$14,247
2019	$12,859	$15,179	$13,138
2019	$13,837	$16,245	$14,067
2019	$13,950	$16,487	$14,149
2019	$13,564	$16,151	$13,450
2019	$14,064	$16,434	$13,730
2019	$14,360	$16,788	$14,091
2019	$14,496	$17,426	$14,671
2019	$14,769	$17,929	$15,094
2020	$14,475	$9,919	$14,609
2020	$13,313	$9,106	$13,379
2020	$10,167	$7,854	$10,472
2020	$11,564	$8,894	$11,911
2020	$12,292	$9,370	$12,686
2020	$12,256	$9,584	$13,134
2020	$12,820	$10,128	$13,498
2020	$13,175	$10,862	$14,258
2020	$12,678	$10,467	$13,781
2020	$12,950	$10,241	$14,070
2020	$14,771	$11,487	$16,663
2020	$15,670	$12,003	$18,104
2021	$15,859	$11,950	$19,014
2021	$17,018	$12,324	$20,199
2021	$17,574	$12,765	$20,401
2021	$18,426	$13,423	$20,829
2021	$18,449	$13,485	$20,873
2021	$18,308	$13,817	$21,278
2021	$17,976	$14,051	$20,510
2021	$18,260	$14,451	$20,969
2021	$17,740	$13,803	$20,351
2021	$18,544	$14,736	$21,216
2021	$17,716	$14,512	$20,331
2021	$18,739	$15,084	$20,784
2022	$17,744	$14,196	$18,783
2022	$17,869	$13,839	$18,984
2022	$17,814	$14,287	$19,219
2022	$16,763	$13,005	$17,315
2022	$16,722	$12,988	$17,341
2022	$15,091	$11,901	$15,915
2022	$16,625	$13,018	$17,577
2022	$15,938	$12,532	$17,216
2022	$14,553	$11,370	$15,567
2022	$16,024	$12,302	$17,281
2022	$16,789	$12,944	$17,685
2022	$15,837	$12,187	$16,538
2023	$17,092	$13,026	$18,150
2023	$16,688	$12,721	$17,843
2023	$16,111	$13,062	$16,990
2023	$15,765	$13,201	$16,685
2023	$15,260	$13,252	$16,531
2023	$16,371	$14,157	$17,875
2023	$17,179	$14,664	$18,969
2023	$16,509	$14,381	$18,021
2023	$15,773	$13,696	$16,959
2023	$14,949	$13,333	$15,803
2023	$16,008	$14,577	$17,233
2023	$17,393	$15,350	$19,339
2024	$17,015	$15,520	$18,586
2024	$17,898	$16,360	$19,637
2024	$18,591	$16,888	$20,340
2024	$17,488	$16,145	$18,909
2024	$18,260	$16,907	$19,858
2024	$17,913	$17,431	$19,677

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	9.42%	5.30%	6.00%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Index	10.06%	6.94%	7.00%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$38,706,388
# of Portfolio Holdings	77
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$92,767

Top 10 Holdings (% of Net Assets)

StepStone Group, Inc., Class A	2.2%
Stifel Financial Corp.	2.1%
Wintrust Financial Corp.	2.0%
Reinsurance Group of America, Inc.	1.9%
Brixmor Property Group, Inc.	1.8%
Enovis Corp.	1.7%
United Therapeutics Corp.	1.7%
Graphic Packaging Holding Co.	1.7%
DigitalOcean Holdings, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%

Top 10 Sectors (% of Net Assets)

Financials	17.3%
Information Technology	15.3%
Health Care	14.8%
Industrials	14.4%
Consumer Discretionary	12.2%
Energy	6.4%
Consumer Staples	5.4%
Real Estate	4.5%
Materials	3.9%
Communication Services	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Small Cap Equity Select Portfolio

RLSMX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$47	0.94%

Portfolio Performance

	R6 Shares	Russell 3000 Index	Russell 2000 Index
2020	$1,000,000	$1,000,000	$1,000,000
2020	$981,645	$991,850	$970,450
2020	$903,084	$910,647	$888,738
2020	$689,427	$785,415	$695,615
2020	$784,875	$889,435	$791,193
2020	$834,068	$937,002	$842,700
2020	$831,865	$958,424	$872,447
2020	$870,044	$1,012,843	$896,614
2020	$894,438	$1,086,218	$947,093
2020	$861,913	$1,046,667	$915,460
2020	$880,393	$1,024,080	$934,593
2020	$1,004,579	$1,148,663	$1,106,839
2020	$1,065,934	$1,200,339	$1,202,580
2021	$1,079,240	$1,195,000	$1,263,070
2021	$1,158,335	$1,232,355	$1,341,759
2021	$1,196,034	$1,276,527	$1,355,177
2021	$1,254,431	$1,342,330	$1,383,636
2021	$1,256,649	$1,348,458	$1,386,541
2021	$1,247,039	$1,381,710	$1,413,440
2021	$1,224,863	$1,405,075	$1,362,415
2021	$1,244,871	$1,445,145	$1,392,933
2021	$1,209,324	$1,380,304	$1,351,841
2021	$1,264,125	$1,473,647	$1,409,295
2021	$1,208,584	$1,451,216	$1,350,527
2021	$1,278,638	$1,508,363	$1,380,644
2022	$1,210,353	$1,419,617	$1,247,688
2022	$1,220,596	$1,383,857	$1,261,038
2022	$1,216,328	$1,428,745	$1,276,675
2022	$1,146,336	$1,300,526	$1,150,157
2022	$1,143,775	$1,298,782	$1,151,882
2022	$1,034,519	$1,190,128	$1,057,197
2022	$1,137,800	$1,301,783	$1,167,568
2022	$1,092,011	$1,253,201	$1,143,633
2022	$999,753	$1,136,993	$1,034,073
2022	$1,098,220	$1,230,233	$1,147,925
2022	$1,150,559	$1,294,447	$1,174,786
2022	$1,086,718	$1,218,653	$1,098,543
2023	$1,170,994	$1,302,585	$1,205,650
2023	$1,143,493	$1,272,140	$1,185,275
2023	$1,104,460	$1,306,156	$1,128,619
2023	$1,080,508	$1,320,072	$1,108,304
2023	$1,045,910	$1,325,208	$1,098,107
2023	$1,123,977	$1,415,700	$1,187,383
2023	$1,178,978	$1,466,449	$1,260,051
2023	$1,133,346	$1,438,141	$1,197,049
2023	$1,083,677	$1,369,636	$1,126,543
2023	$1,026,784	$1,333,329	$1,049,712
2023	$1,099,933	$1,457,659	$1,144,711
2023	$1,194,855	$1,534,976	$1,284,595
2024	$1,169,902	$1,551,988	$1,234,633
2024	$1,230,365	$1,635,998	$1,304,441
2024	$1,278,351	$1,688,771	$1,351,138
2024	$1,202,533	$1,614,462	$1,256,042
2024	$1,257,237	$1,690,741	$1,319,095
2024	$1,233,244	$1,743,091	$1,307,207

Average Annual Total Returns (%)

	1 Year	Since Inception 1/8/20
R6 Shares	9.72%	4.79%
Russell 3000 Index	23.13%	13.21%
Russell 2000 Index	10.06%	6.16%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$38,706,388
# of Portfolio Holdings	77
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$92,767

Top 10 Holdings (% of Net Assets)

StepStone Group, Inc., Class A	2.2%
Stifel Financial Corp.	2.1%
Wintrust Financial Corp.	2.0%
Reinsurance Group of America, Inc.	1.9%
Brixmor Property Group, Inc.	1.8%
Enovis Corp.	1.7%
United Therapeutics Corp.	1.7%
Graphic Packaging Holding Co.	1.7%
DigitalOcean Holdings, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%

Top 10 Sectors (% of Net Assets)

Financials	17.3%
Information Technology	15.3%
Health Care	14.8%
Industrials	14.4%
Consumer Discretionary	12.2%
Energy	6.4%
Consumer Staples	5.4%
Real Estate	4.5%
Materials	3.9%
Communication Services	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Sustainable Equity Portfolio

SUSTX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.75%

Portfolio Performance

	Institutional Shares	S&P 500 Index
2020	$10,000	$10,000
2020	$10,480	$10,564
2020	$11,130	$11,324
2020	$10,960	$10,893
2020	$10,840	$10,603
2020	$11,900	$11,765
2020	$12,269	$12,216
2021	$12,118	$12,093
2021	$12,500	$12,427
2021	$13,043	$12,971
2021	$13,777	$13,664
2021	$13,817	$13,759
2021	$14,069	$14,080
2021	$14,511	$14,415
2021	$14,933	$14,853
2021	$14,277	$14,163
2021	$15,326	$15,155
2021	$15,084	$15,051
2021	$15,828	$15,725
2022	$14,647	$14,912
2022	$14,092	$14,466
2022	$14,452	$15,003
2022	$13,455	$13,695
2022	$13,178	$13,719
2022	$12,428	$12,587
2022	$13,538	$13,748
2022	$12,842	$13,187
2022	$11,820	$11,973
2022	$12,728	$12,942
2022	$13,544	$13,666
2022	$12,968	$12,879
2023	$13,545	$13,687
2023	$13,188	$13,353
2023	$13,419	$13,844
2023	$13,408	$14,059
2023	$13,167	$14,120
2023	$14,017	$15,053
2023	$14,405	$15,536
2023	$14,080	$15,289
2023	$13,330	$14,560
2023	$12,961	$14,254
2023	$14,270	$15,556
2023	$15,027	$16,262
2024	$14,984	$16,535
2024	$15,699	$17,418
2024	$15,785	$17,979
2024	$15,048	$17,246
2024	$15,401	$18,101
2024	$15,742	$18,747

Average Annual Total Returns (%)

	1 Year	Since Inception 6/30/20
Institutional Shares	12.31%	12.01%
S&P 500 Index	24.56%	17.01%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$12,806,545
# of Portfolio Holdings	50
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	11.0%
Apple, Inc.	4.5%
UnitedHealth Group, Inc.	3.9%
Visa, Inc. A Shares	3.7%
Analog Devices, Inc.	3.6%
Accenture PLC, Class A	3.0%
Home Depot, Inc.	2.9%
Charles Schwab Corp.	2.8%
Danaher Corp.	2.8%
Intercontinental Exchange, Inc.	2.7%

Top Sectors (% of Net Assets)

Information Technology	34.3%
Health Care	20.0%
Industrials	14.8%
Financials	13.1%
Consumer Staples	4.5%
Cash, Cash Equivalents and Repurchase Agreements	4.3%
Consumer Discretionary	3.6%
Materials	3.2%
Real Estate	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Sustainable Equity Portfolio

SUSLX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$51	1.00%

Portfolio Performance

	Open Shares	S&P 500 Index
2020	$10,000	$10,000
2020	$10,000	$10,000
2020	$10,470	$10,564
2020	$11,120	$11,324
2020	$10,950	$10,893
2020	$10,830	$10,603
2020	$11,890	$11,765
2020	$12,248	$12,216
2021	$12,098	$12,093
2021	$12,479	$12,427
2021	$13,021	$12,971
2021	$13,753	$13,664
2021	$13,773	$13,759
2021	$14,034	$14,080
2021	$14,465	$14,415
2021	$14,885	$14,853
2021	$14,231	$14,163
2021	$15,268	$15,155
2021	$15,026	$15,051
2021	$15,770	$15,725
2022	$14,584	$14,912
2022	$14,032	$14,466
2022	$14,380	$15,003
2022	$13,399	$13,695
2022	$13,113	$13,719
2022	$12,356	$12,587
2022	$13,460	$13,748
2022	$12,768	$13,187
2022	$11,751	$11,973
2022	$12,644	$12,942
2022	$13,466	$13,666
2022	$12,881	$12,879
2023	$13,454	$13,687
2023	$13,100	$13,353
2023	$13,318	$13,844
2023	$13,308	$14,059
2023	$13,068	$14,120
2023	$13,901	$15,053
2023	$14,297	$15,536
2023	$13,964	$15,289
2023	$13,220	$14,560
2023	$12,853	$14,254
2023	$14,142	$15,556
2023	$14,888	$16,262
2024	$14,846	$16,535
2024	$15,554	$17,418
2024	$15,628	$17,979
2024	$14,899	$17,246
2024	$15,247	$18,101
2024	$15,585	$18,747

Average Annual Total Returns (%)

	1 Year	Since Inception 6/30/20
Open Shares	12.11%	11.72%
S&P 500 Index	24.56%	17.01%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$12,806,545
# of Portfolio Holdings	50
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	11.0%
Apple, Inc.	4.5%
UnitedHealth Group, Inc.	3.9%
Visa, Inc. A Shares	3.7%
Analog Devices, Inc.	3.6%
Accenture PLC, Class A	3.0%
Home Depot, Inc.	2.9%
Charles Schwab Corp.	2.8%
Danaher Corp.	2.8%
Intercontinental Exchange, Inc.	2.7%

Top Sectors (% of Net Assets)

Information Technology	34.3%
Health Care	20.0%
Industrials	14.8%
Financials	13.1%
Consumer Staples	4.5%
Cash, Cash Equivalents and Repurchase Agreements	4.3%
Consumer Discretionary	3.6%
Materials	3.2%
Real Estate	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Systematic Small Cap Equity Portfolio

LUSIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.91%

Portfolio Performance

	Institutional Shares	Russell 3000 Index	Russell 2000 Index
2021	$10,000	$10,000	$10,000
2021	$10,000	$10,000	$10,000
2021	$9,800	$9,848	$9,583
2021	$10,283	$10,236	$9,797
2022	$9,371	$9,633	$8,854
2022	$9,421	$9,391	$8,948
2022	$9,471	$9,695	$9,059
2022	$8,719	$8,825	$8,162
2022	$8,860	$8,813	$8,174
2022	$8,158	$8,076	$7,502
2022	$9,090	$8,834	$8,285
2022	$8,763	$8,504	$8,116
2022	$7,951	$7,716	$7,338
2022	$8,753	$8,348	$8,146
2022	$9,114	$8,784	$8,336
2022	$8,603	$8,270	$7,795
2023	$9,371	$8,839	$8,555
2023	$9,240	$8,633	$8,410
2023	$9,017	$8,863	$8,009
2023	$8,765	$8,958	$7,865
2023	$8,846	$8,993	$7,792
2023	$9,613	$9,607	$8,426
2023	$10,078	$9,951	$8,941
2023	$9,704	$9,759	$8,493
2023	$9,219	$9,294	$7,993
2023	$8,624	$9,048	$7,448
2023	$9,351	$9,892	$8,122
2023	$10,307	$10,416	$9,115
2024	$10,104	$10,532	$8,760
2024	$10,631	$11,102	$9,256
2024	$10,935	$11,460	$9,587
2024	$10,266	$10,956	$8,912
2024	$10,732	$11,473	$9,360
2024	$10,611	$11,828	$9,273

Average Annual Total Returns (%)

	1 Year	Since Inception 10/29/21
Institutional Shares	10.38%	2.25%
Russell 3000 Index	23.13%	6.50%
Russell 2000 Index	10.06%	(2.79%)

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$41,847,653
# of Portfolio Holdings	442
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,952

Top 10 Holdings (% of Net Assets)

ADMA Biologics, Inc.	1.0%
Celestica, Inc.	1.0%
Medpace Holdings, Inc.	0.9%
IES Holdings, Inc.	0.7%
Builders FirstSource, Inc.	0.7%
Axcelis Technologies, Inc.	0.7%
Allison Transmission Holdings, Inc.	0.6%
Limbach Holdings, Inc.	0.6%
CommVault Systems, Inc.	0.6%
Mueller Industries, Inc.	0.5%

Top 10 Sectors (% of Net Assets)

Information Technology	24.0%
Industrials	21.8%
Consumer Discretionary	17.2%
Health Care	11.9%
Financials	7.8%
Real Estate	5.1%
Communication Services	3.7%
Materials	3.0%
Consumer Staples	2.5%
Cash, Cash Equivalents and Repurchase Agreements	1.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Systematic Small Cap Equity Portfolio

LUSOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$58	1.16%

Portfolio Performance

	Open Shares	Russell 3000 Index	Russell 2000 Index
2021	$10,000	$10,000	$10,000
2021	$10,000	$10,000	$10,000
2021	$9,800	$9,848	$9,583
2021	$10,280	$10,236	$9,797
2022	$9,360	$9,633	$8,854
2022	$9,410	$9,391	$8,948
2022	$9,460	$9,695	$9,059
2022	$8,700	$8,825	$8,162
2022	$8,850	$8,813	$8,174
2022	$8,150	$8,076	$7,502
2022	$9,080	$8,834	$8,285
2022	$8,743	$8,504	$8,116
2022	$7,943	$7,716	$7,338
2022	$8,733	$8,348	$8,146
2022	$9,094	$8,784	$8,336
2022	$8,582	$8,270	$7,795
2023	$9,346	$8,839	$8,555
2023	$9,216	$8,633	$8,410
2023	$8,984	$8,863	$8,009
2023	$8,733	$8,958	$7,865
2023	$8,814	$8,993	$7,792
2023	$9,577	$9,607	$8,426
2023	$10,040	$9,951	$8,941
2023	$9,668	$9,759	$8,493
2023	$9,175	$9,294	$7,993
2023	$8,582	$9,048	$7,448
2023	$9,306	$9,892	$8,122
2023	$10,263	$10,416	$9,115
2024	$10,051	$10,532	$8,760
2024	$10,574	$11,102	$9,256
2024	$10,876	$11,460	$9,587
2024	$10,212	$10,956	$8,912
2024	$10,665	$11,473	$9,360
2024	$10,544	$11,828	$9,273

Average Annual Total Returns (%)

	1 Year	Since Inception 10/29/21
Open Shares	10.10%	2.01%
Russell 3000 Index	23.13%	6.50%
Russell 2000 Index	10.06%	(2.79%)

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$41,847,653
# of Portfolio Holdings	442
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,952

Top 10 Holdings (% of Net Assets)

ADMA Biologics, Inc.	1.0%
Celestica, Inc.	1.0%
Medpace Holdings, Inc.	0.9%
IES Holdings, Inc.	0.7%
Builders FirstSource, Inc.	0.7%
Axcelis Technologies, Inc.	0.7%
Allison Transmission Holdings, Inc.	0.6%
Limbach Holdings, Inc.	0.6%
CommVault Systems, Inc.	0.6%
Mueller Industries, Inc.	0.5%

Top 10 Sectors (% of Net Assets)

Information Technology	24.0%
Industrials	21.8%
Consumer Discretionary	17.2%
Health Care	11.9%
Financials	7.8%
Real Estate	5.1%
Communication Services	3.7%
Materials	3.0%
Consumer Staples	2.5%
Cash, Cash Equivalents and Repurchase Agreements	1.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard US Systematic Small Cap Equity Portfolio

RUSRX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$43	0.86%

Portfolio Performance

	R6 Shares	Russell 3000 Index	Russell 2000 Index
2023	$1,000,000	-	$1,000,000
2023	$998,908	-	$1,001,600
2023	$973,799	-	$953,744
2023	$947,598	-	$936,597
2023	$956,332	-	$927,945
2023	$1,039,301	-	$1,003,387
2023	$1,089,520	-	$1,064,748
2023	$1,049,127	-	$1,011,480
2023	$996,725	-	$951,932
2023	$932,314	-	$887,012
2023	$1,010,917	-	$967,286
2023	$1,114,836	-	$1,085,489
2024	$1,091,816	-	$1,043,270
2024	$1,149,915	-	$1,102,258
2024	$1,182,801	-	$1,141,718
2024	$1,110,451	-	$1,061,361
2024	$1,160,877	-	$1,114,641
2024	$1,147,722	-	$1,104,308

Average Annual Total Returns (%)

	1 Year	Since Inception 2/22/23
R6 Shares	10.43%	10.74%
Russell 3000 Index	23.13%	25.76%
Russell 2000 Index	10.06%	7.61%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$41,847,653
# of Portfolio Holdings	442
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,952

Top 10 Holdings (% of Net Assets)

ADMA Biologics, Inc.	1.0%
Celestica, Inc.	1.0%
Medpace Holdings, Inc.	0.9%
IES Holdings, Inc.	0.7%
Builders FirstSource, Inc.	0.7%
Axcelis Technologies, Inc.	0.7%
Allison Transmission Holdings, Inc.	0.6%
Limbach Holdings, Inc.	0.6%
CommVault Systems, Inc.	0.6%
Mueller Industries, Inc.	0.5%

Top 10 Sectors (% of Net Assets)

Information Technology	24.0%
Industrials	21.8%
Consumer Discretionary	17.2%
Health Care	11.9%
Financials	7.8%
Real Estate	5.1%
Communication Services	3.7%
Materials	3.0%
Consumer Staples	2.5%
Cash, Cash Equivalents and Repurchase Agreements	1.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Developing Markets Equity Portfolio

LDMIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	1.10%

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$9,813	$10,193
2014	$10,024	$10,422
2014	$9,165	$9,650
2014	$9,319	$9,764
2014	$9,124	$9,660
2014	$8,594	$9,215
2015	$8,298	$9,270
2015	$8,405	$9,558
2015	$8,281	$9,422
2015	$9,196	$10,147
2015	$8,850	$9,740
2015	$8,751	$9,486
2015	$8,108	$8,829
2015	$7,433	$8,030
2015	$7,259	$7,788
2015	$7,944	$8,344
2015	$7,705	$8,018
2015	$7,491	$7,839
2016	$7,002	$7,331
2016	$6,953	$7,319
2016	$7,905	$8,287
2016	$8,196	$8,332
2016	$7,914	$8,021
2016	$8,237	$8,342
2016	$8,527	$8,762
2016	$8,752	$8,980
2016	$9,042	$9,096
2016	$8,976	$9,117
2016	$8,669	$8,698
2016	$8,600	$8,717
2017	$9,153	$9,194
2017	$9,303	$9,475
2017	$9,755	$9,714
2017	$10,065	$9,927
2017	$10,232	$10,221
2017	$10,265	$10,324
2017	$10,876	$10,939
2017	$11,278	$11,183
2017	$11,395	$11,138
2017	$11,688	$11,529
2017	$11,755	$11,552
2017	$12,139	$11,967
2018	$12,844	$12,964
2018	$12,366	$12,366
2018	$12,215	$12,136
2018	$11,947	$12,083
2018	$11,628	$11,655
2018	$11,041	$11,172
2018	$11,318	$11,417
2018	$10,688	$11,109
2018	$10,570	$11,050
2018	$9,709	$10,088
2018	$10,089	$10,503
2018	$9,641	$10,224
2019	$10,654	$11,120
2019	$10,849	$11,144
2019	$11,085	$11,238
2019	$11,321	$11,475
2019	$10,460	$10,642
2019	$11,262	$11,306
2019	$11,034	$11,168
2019	$10,589	$10,623
2019	$10,911	$10,826
2019	$11,461	$11,283
2019	$11,521	$11,267
2019	$12,357	$12,107
2020	$11,712	$11,543
2020	$11,100	$10,935
2020	$8,816	$9,251
2020	$9,843	$10,098
2020	$10,090	$10,176
2020	$10,973	$10,924
2020	$11,873	$11,900
2020	$12,250	$12,163
2020	$12,105	$11,969
2020	$12,395	$12,215
2020	$13,664	$13,345
2020	$14,746	$14,326
2021	$15,053	$14,766
2021	$15,504	$14,878
2021	$15,104	$14,654
2021	$15,189	$15,018
2021	$15,309	$15,367
2021	$15,138	$15,393
2021	$14,056	$14,357
2021	$14,184	$14,733
2021	$13,381	$14,148
2021	$13,637	$14,288
2021	$12,988	$13,705
2021	$13,251	$13,963
2022	$13,096	$13,699
2022	$12,390	$13,290
2022	$12,072	$12,989
2022	$11,280	$12,267
2022	$11,599	$12,321
2022	$10,764	$11,502
2022	$10,712	$11,473
2022	$10,549	$11,521
2022	$9,275	$10,171
2022	$8,914	$9,856
2022	$10,428	$11,317
2022	$10,255	$11,158
2023	$11,287	$12,039
2023	$10,541	$11,259
2023	$10,957	$11,600
2023	$10,688	$11,469
2023	$10,411	$11,276
2023	$10,940	$11,705
2023	$11,634	$12,434
2023	$10,810	$11,668
2023	$10,471	$11,362
2023	$9,951	$10,920
2023	$10,740	$11,794
2023	$11,243	$12,255
2024	$10,649	$11,686
2024	$11,217	$12,243
2024	$11,722	$12,546
2024	$11,412	$12,603
2024	$11,527	$12,673
2024	$11,864	$13,170

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	8.45%	1.05%	1.72%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$90,952,794
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$382,762

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Samsung Electronics Co. Ltd.	5.9%
ICICI Bank Ltd., ADR	3.7%
Tencent Holdings Ltd.	3.7%
SK Hynix, Inc.	3.5%
Reliance Industries Ltd.	2.8%
HDFC Bank Ltd., ADR	2.8%
Trip.com Group Ltd., ADR	2.5%
Capitec Bank Holdings Ltd.	2.5%
MediaTek, Inc.	2.4%

Top 10 Sectors (% of Net Assets)

Information Technology	34.4%
Financials	24.9%
Consumer Discretionary	12.7%
Industrials	12.1%
Communication Services	5.2%
Energy	4.5%
Consumer Staples	2.6%
Cash, Cash Equivalents and Repurchase Agreements	2.3%
Materials	1.3%
Health Care	1.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Developing Markets Equity Portfolio

LDMOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$69	1.35%

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$9,813	$10,193
2014	$10,024	$10,422
2014	$9,155	$9,650
2014	$9,310	$9,764
2014	$9,115	$9,660
2014	$8,580	$9,215
2015	$8,284	$9,270
2015	$8,383	$9,558
2015	$8,259	$9,422
2015	$9,172	$10,147
2015	$8,827	$9,740
2015	$8,720	$9,486
2015	$8,078	$8,829
2015	$7,404	$8,030
2015	$7,223	$7,788
2015	$7,906	$8,344
2015	$7,667	$8,018
2015	$7,456	$7,839
2016	$6,961	$7,331
2016	$6,912	$7,319
2016	$7,859	$8,287
2016	$8,148	$8,332
2016	$7,867	$8,021
2016	$8,180	$8,342
2016	$8,469	$8,762
2016	$8,693	$8,980
2016	$8,973	$9,096
2016	$8,907	$9,117
2016	$8,602	$8,698
2016	$8,522	$8,717
2017	$9,069	$9,194
2017	$9,210	$9,475
2017	$9,658	$9,714
2017	$9,956	$9,927
2017	$10,122	$10,221
2017	$10,147	$10,324
2017	$10,752	$10,939
2017	$11,150	$11,183
2017	$11,258	$11,138
2017	$11,540	$11,529
2017	$11,606	$11,552
2017	$11,979	$11,967
2018	$12,675	$12,964
2018	$12,203	$12,366
2018	$12,045	$12,136
2018	$11,772	$12,083
2018	$11,457	$11,655
2018	$10,876	$11,172
2018	$11,150	$11,417
2018	$10,519	$11,109
2018	$10,402	$11,050
2018	$9,551	$10,088
2018	$9,926	$10,503
2018	$9,484	$10,224
2019	$10,469	$11,120
2019	$10,669	$11,144
2019	$10,895	$11,238
2019	$11,129	$11,475
2019	$10,277	$10,642
2019	$11,053	$11,306
2019	$10,828	$11,168
2019	$10,391	$10,623
2019	$10,708	$10,826
2019	$11,243	$11,283
2019	$11,301	$11,267
2019	$12,120	$12,107
2020	$11,485	$11,543
2020	$10,875	$10,935
2020	$8,637	$9,251
2020	$9,639	$10,098
2020	$9,881	$10,176
2020	$10,742	$10,924
2020	$11,619	$11,900
2020	$11,989	$12,163
2020	$11,847	$11,969
2020	$12,123	$12,215
2020	$13,363	$13,345
2020	$14,419	$14,326
2021	$14,712	$14,766
2021	$15,157	$14,878
2021	$14,763	$14,654
2021	$14,847	$15,018
2021	$14,955	$15,367
2021	$14,788	$15,393
2021	$13,724	$14,357
2021	$13,841	$14,733
2021	$13,060	$14,148
2021	$13,312	$14,288
2021	$12,673	$13,705
2021	$12,924	$13,963
2022	$12,772	$13,699
2022	$12,080	$13,290
2022	$11,768	$12,989
2022	$10,991	$12,267
2022	$11,295	$12,321
2022	$10,485	$11,502
2022	$10,434	$11,473
2022	$10,274	$11,521
2022	$9,024	$10,171
2022	$8,678	$9,856
2022	$10,147	$11,317
2022	$9,977	$11,158
2023	$10,979	$12,039
2023	$10,248	$11,259
2023	$10,647	$11,600
2023	$10,393	$11,469
2023	$10,121	$11,276
2023	$10,630	$11,705
2023	$11,310	$12,434
2023	$10,503	$11,668
2023	$10,172	$11,362
2023	$9,663	$10,920
2023	$10,427	$11,794
2023	$10,908	$12,255
2024	$10,328	$11,686
2024	$10,882	$12,243
2024	$11,368	$12,546
2024	$11,064	$12,603
2024	$11,177	$12,673
2024	$11,498	$13,170

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	8.16%	0.79%	1.41%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$90,952,794
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$382,762

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Samsung Electronics Co. Ltd.	5.9%
ICICI Bank Ltd., ADR	3.7%
Tencent Holdings Ltd.	3.7%
SK Hynix, Inc.	3.5%
Reliance Industries Ltd.	2.8%
HDFC Bank Ltd., ADR	2.8%
Trip.com Group Ltd., ADR	2.5%
Capitec Bank Holdings Ltd.	2.5%
MediaTek, Inc.	2.4%

Top 10 Sectors (% of Net Assets)

Information Technology	34.4%
Financials	24.9%
Consumer Discretionary	12.7%
Industrials	12.1%
Communication Services	5.2%
Energy	4.5%
Consumer Staples	2.6%
Cash, Cash Equivalents and Repurchase Agreements	2.3%
Materials	1.3%
Health Care	1.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Emerging Markets Core Equity Portfolio

ECEIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	1.10%

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$9,952	$10,193
2014	$10,267	$10,422
2014	$9,609	$9,650
2014	$9,809	$9,764
2014	$9,724	$9,660
2014	$9,254	$9,215
2015	$9,292	$9,270
2015	$9,552	$9,558
2015	$9,523	$9,422
2015	$10,033	$10,147
2015	$10,043	$9,740
2015	$9,725	$9,486
2015	$9,177	$8,829
2015	$8,378	$8,030
2015	$8,225	$7,788
2015	$8,811	$8,344
2015	$8,552	$8,018
2015	$8,295	$7,839
2016	$7,803	$7,331
2016	$7,591	$7,319
2016	$8,276	$8,287
2016	$8,237	$8,332
2016	$8,131	$8,021
2016	$8,459	$8,342
2016	$8,720	$8,762
2016	$8,942	$8,980
2016	$9,106	$9,096
2016	$8,961	$9,117
2016	$8,517	$8,698
2016	$8,583	$8,717
2017	$9,137	$9,194
2017	$9,283	$9,475
2017	$9,623	$9,714
2017	$9,895	$9,927
2017	$10,148	$10,221
2017	$10,303	$10,324
2017	$10,964	$10,939
2017	$11,258	$11,183
2017	$11,384	$11,138
2017	$11,666	$11,529
2017	$11,715	$11,552
2017	$12,046	$11,967
2018	$12,947	$12,964
2018	$12,310	$12,366
2018	$12,144	$12,136
2018	$11,830	$12,083
2018	$11,370	$11,655
2018	$11,037	$11,172
2018	$11,311	$11,417
2018	$10,833	$11,109
2018	$10,706	$11,050
2018	$9,854	$10,088
2018	$10,246	$10,503
2018	$9,863	$10,224
2019	$10,850	$11,120
2019	$10,811	$11,144
2019	$10,930	$11,238
2019	$11,180	$11,475
2019	$10,402	$10,642
2019	$11,080	$11,306
2019	$10,920	$11,168
2019	$10,382	$10,623
2019	$10,681	$10,826
2019	$11,070	$11,283
2019	$11,120	$11,267
2019	$11,993	$12,107
2020	$11,321	$11,543
2020	$10,762	$10,935
2020	$8,677	$9,251
2020	$9,368	$10,098
2020	$9,582	$10,176
2020	$10,213	$10,924
2020	$11,159	$11,900
2020	$11,369	$12,163
2020	$11,176	$11,969
2020	$11,379	$12,215
2020	$12,489	$13,345
2020	$13,429	$14,326
2021	$13,767	$14,766
2021	$13,992	$14,878
2021	$13,685	$14,654
2021	$13,767	$15,018
2021	$13,930	$15,367
2021	$13,900	$15,393
2021	$12,989	$14,357
2021	$12,971	$14,733
2021	$12,326	$14,148
2021	$12,520	$14,288
2021	$11,844	$13,705
2021	$11,923	$13,963
2022	$11,800	$13,699
2022	$11,026	$13,290
2022	$10,758	$12,989
2022	$10,026	$12,267
2022	$10,149	$12,321
2022	$9,345	$11,502
2022	$9,541	$11,473
2022	$9,481	$11,521
2022	$8,388	$10,171
2022	$8,449	$9,856
2022	$9,687	$11,317
2022	$9,345	$11,158
2023	$10,324	$12,039
2023	$9,671	$11,259
2023	$10,082	$11,600
2023	$9,956	$11,469
2023	$9,787	$11,276
2023	$10,209	$11,705
2023	$10,735	$12,434
2023	$9,997	$11,668
2023	$9,701	$11,362
2023	$9,459	$10,920
2023	$10,112	$11,794
2023	$10,493	$12,255
2024	$10,129	$11,686
2024	$10,600	$12,243
2024	$10,889	$12,546
2024	$10,867	$12,603
2024	$11,060	$12,673
2024	$11,434	$13,170

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	12.00%	0.63%	1.35%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$116,299,150
# of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$478,900

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.0%
Reliance Industries Ltd.	2.9%
Alibaba Group Holding Ltd., ADR	2.8%
HDFC Bank Ltd., ADR	2.6%
ADNOC Drilling Co. PJSC	2.5%
MediaTek, Inc.	2.2%

Top 10 Sectors (% of Net Assets)

Information Technology	24.2%
Financials	22.7%
Consumer Discretionary	13.0%
Energy	8.2%
Industrials	7.6%
Consumer Staples	7.2%
Communication Services	6.7%
Materials	5.3%
Health Care	2.6%
Real Estate	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Emerging Markets Core Equity Portfolio

ECEOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$70	1.35%

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$9,952	$10,193
2014	$10,258	$10,422
2014	$9,599	$9,650
2014	$9,799	$9,764
2014	$9,713	$9,660
2014	$9,242	$9,215
2015	$9,271	$9,270
2015	$9,521	$9,558
2015	$9,492	$9,422
2015	$10,001	$10,147
2015	$10,001	$9,740
2015	$9,675	$9,486
2015	$9,137	$8,829
2015	$8,339	$8,030
2015	$8,186	$7,788
2015	$8,762	$8,344
2015	$8,503	$8,018
2015	$8,243	$7,839
2016	$7,753	$7,331
2016	$7,542	$7,319
2016	$8,224	$8,287
2016	$8,186	$8,332
2016	$8,070	$8,021
2016	$8,397	$8,342
2016	$8,656	$8,762
2016	$8,868	$8,980
2016	$9,031	$9,096
2016	$8,887	$9,117
2016	$8,445	$8,698
2016	$8,504	$8,717
2017	$9,045	$9,194
2017	$9,199	$9,475
2017	$9,527	$9,714
2017	$9,798	$9,927
2017	$10,049	$10,221
2017	$10,194	$10,324
2017	$10,840	$10,939
2017	$11,122	$11,183
2017	$11,248	$11,138
2017	$11,527	$11,529
2017	$11,576	$11,552
2017	$11,889	$11,967
2018	$12,781	$12,964
2018	$12,141	$12,366
2018	$11,976	$12,136
2018	$11,657	$12,083
2018	$11,201	$11,655
2018	$10,872	$11,172
2018	$11,133	$11,417
2018	$10,661	$11,109
2018	$10,535	$11,050
2018	$9,691	$10,088
2018	$10,069	$10,503
2018	$9,698	$10,224
2019	$10,670	$11,120
2019	$10,621	$11,144
2019	$10,739	$11,238
2019	$10,975	$11,475
2019	$10,209	$10,642
2019	$10,867	$11,306
2019	$10,710	$11,168
2019	$10,179	$10,623
2019	$10,464	$10,826
2019	$10,847	$11,283
2019	$10,897	$11,267
2019	$11,742	$12,107
2020	$11,083	$11,543
2020	$10,534	$10,935
2020	$8,487	$9,251
2020	$9,166	$10,098
2020	$9,376	$10,176
2020	$9,985	$10,924
2020	$10,903	$11,900
2020	$11,110	$12,163
2020	$10,930	$11,969
2020	$11,110	$12,215
2020	$12,199	$13,345
2020	$13,112	$14,326
2021	$13,442	$14,766
2021	$13,662	$14,878
2021	$13,352	$14,654
2021	$13,432	$15,018
2021	$13,582	$15,367
2021	$13,552	$15,393
2021	$12,661	$14,357
2021	$12,644	$14,733
2021	$12,002	$14,148
2021	$12,192	$14,288
2021	$11,541	$13,705
2021	$11,600	$13,963
2022	$11,479	$13,699
2022	$10,725	$13,290
2022	$10,463	$12,989
2022	$9,749	$12,267
2022	$9,870	$12,321
2022	$9,085	$11,502
2022	$9,276	$11,473
2022	$9,218	$11,521
2022	$8,141	$10,171
2022	$8,212	$9,856
2022	$9,409	$11,317
2022	$9,071	$11,158
2023	$10,024	$12,039
2023	$9,379	$11,259
2023	$9,778	$11,600
2023	$9,655	$11,469
2023	$9,491	$11,276
2023	$9,901	$11,705
2023	$10,404	$12,434
2023	$9,695	$11,668
2023	$9,408	$11,362
2023	$9,162	$10,920
2023	$9,787	$11,794
2023	$10,164	$12,255
2024	$9,811	$11,686
2024	$10,257	$12,243
2024	$10,548	$12,546
2024	$10,517	$12,603
2024	$10,693	$12,673
2024	$11,067	$13,170

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	11.77%	0.37%	1.02%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$116,299,150
# of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$478,900

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.0%
Reliance Industries Ltd.	2.9%
Alibaba Group Holding Ltd., ADR	2.8%
HDFC Bank Ltd., ADR	2.6%
ADNOC Drilling Co. PJSC	2.5%
MediaTek, Inc.	2.2%

Top 10 Sectors (% of Net Assets)

Information Technology	24.2%
Financials	22.7%
Consumer Discretionary	13.0%
Energy	8.2%
Industrials	7.6%
Consumer Staples	7.2%
Communication Services	6.7%
Materials	5.3%
Health Care	2.6%
Real Estate	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Emerging Markets Core Equity Portfolio

RLEOX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$55	1.05%

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
2018	$1,000,000	$1,000,000
2018	$989,353	$1,002,800
2018	$951,679	$967,301
2018	$923,014	$927,158
2018	$945,946	$947,555
2018	$905,970	$921,971
2018	$896,140	$917,085
2018	$824,056	$837,207
2018	$856,821	$871,700
2018	$824,819	$848,513
2019	$908,219	$922,842
2019	$904,049	$924,872
2019	$914,891	$932,641
2019	$934,907	$952,320
2019	$869,855	$883,182
2019	$927,401	$938,292
2019	$914,057	$926,845
2019	$869,036	$881,615
2019	$893,222	$898,454
2019	$926,583	$936,369
2019	$930,753	$935,058
2019	$1,003,738	$1,004,813
2020	$947,597	$957,989
2020	$900,812	$907,503
2020	$726,434	$767,747
2020	$784,276	$838,073
2020	$802,140	$844,526
2020	$854,878	$906,599
2020	$933,136	$987,649
2020	$951,605	$1,009,476
2020	$935,432	$993,324
2020	$952,456	$1,013,787
2020	$1,045,233	$1,107,562
2020	$1,123,856	$1,188,968
2021	$1,152,102	$1,225,469
2021	$1,170,933	$1,234,783
2021	$1,145,254	$1,216,137
2021	$1,152,102	$1,246,419
2021	$1,165,797	$1,275,336
2021	$1,164,085	$1,277,504
2021	$1,087,050	$1,191,528
2021	$1,085,574	$1,222,746
2021	$1,031,596	$1,174,203
2021	$1,047,875	$1,185,828
2021	$992,183	$1,137,446
2021	$998,062	$1,158,830
2022	$987,711	$1,136,928
2022	$923,014	$1,102,934
2022	$900,585	$1,078,008
2022	$839,339	$1,018,070
2022	$849,690	$1,022,550
2022	$782,405	$954,550
2022	$799,658	$952,164
2022	$793,809	$956,163
2022	$702,348	$844,101
2022	$708,388	$817,934
2022	$811,065	$939,233
2022	$782,714	$925,990
2023	$864,687	$999,143
2023	$810,038	$934,399
2023	$844,414	$962,711
2023	$833,837	$951,832
2023	$819,734	$935,842
2023	$854,991	$971,404
2023	$899,063	$1,031,922
2023	$838,128	$968,356
2023	$813,425	$942,985
2023	$792,251	$906,303
2023	$846,950	$978,807
2023	$879,112	$1,017,078
2024	$849,570	$969,886
2024	$888,960	$1,016,052
2024	$913,131	$1,041,250
2024	$911,341	$1,045,936
2024	$927,455	$1,051,793
2024	$958,788	$1,092,965

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/6/18
R6 Shares	12.14%	0.67%	(0.67%)
MSCI Emerging Markets Index	12.55%	3.10%	1.44%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$116,299,150
# of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$478,900

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.0%
Reliance Industries Ltd.	2.9%
Alibaba Group Holding Ltd., ADR	2.8%
HDFC Bank Ltd., ADR	2.6%
ADNOC Drilling Co. PJSC	2.5%
MediaTek, Inc.	2.2%

Top 10 Sectors (% of Net Assets)

Information Technology	24.2%
Financials	22.7%
Consumer Discretionary	13.0%
Energy	8.2%
Industrials	7.6%
Consumer Staples	7.2%
Communication Services	6.7%
Materials	5.3%
Health Care	2.6%
Real Estate	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Emerging Markets Equity Advantage Portfolio

LEAIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.92%

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
2015	$10,000	$10,000
2015	$10,000	$10,000
2015	$9,710	$9,740
2015	$9,070	$9,065
2015	$8,360	$8,245
2015	$8,220	$7,996
2015	$8,740	$8,567
2015	$8,430	$8,233
2015	$8,203	$8,049
2016	$7,795	$7,527
2016	$7,714	$7,515
2016	$8,671	$8,509
2016	$8,660	$8,555
2016	$8,426	$8,236
2016	$8,793	$8,565
2016	$9,149	$8,996
2016	$9,392	$9,220
2016	$9,545	$9,339
2016	$9,535	$9,361
2016	$9,056	$8,931
2016	$9,009	$8,950
2017	$9,599	$9,440
2017	$9,847	$9,729
2017	$10,157	$9,974
2017	$10,426	$10,192
2017	$10,778	$10,494
2017	$11,016	$10,600
2017	$11,698	$11,232
2017	$12,029	$11,482
2017	$12,060	$11,436
2017	$12,371	$11,838
2017	$12,453	$11,861
2017	$12,840	$12,287
2018	$13,897	$13,311
2018	$13,216	$12,697
2018	$13,143	$12,461
2018	$12,871	$12,406
2018	$12,599	$11,967
2018	$12,023	$11,470
2018	$12,212	$11,723
2018	$11,950	$11,406
2018	$11,908	$11,346
2018	$10,810	$10,357
2018	$11,207	$10,784
2018	$10,756	$10,497
2019	$11,850	$11,417
2019	$11,786	$11,442
2019	$11,957	$11,538
2019	$12,161	$11,781
2019	$11,303	$10,926
2019	$12,032	$11,608
2019	$11,818	$11,466
2019	$11,399	$10,907
2019	$11,635	$11,115
2019	$12,075	$11,584
2019	$12,054	$11,568
2019	$12,954	$12,431
2020	$12,266	$11,852
2020	$11,795	$11,227
2020	$9,893	$9,498
2020	$10,702	$10,368
2020	$10,997	$10,448
2020	$11,642	$11,216
2020	$12,845	$12,219
2020	$13,126	$12,489
2020	$12,896	$12,289
2020	$13,169	$12,542
2020	$14,154	$13,702
2020	$15,208	$14,709
2021	$15,771	$15,161
2021	$15,991	$15,276
2021	$16,002	$15,045
2021	$16,399	$15,420
2021	$16,554	$15,778
2021	$16,874	$15,804
2021	$15,826	$14,741
2021	$15,942	$15,127
2021	$15,252	$14,526
2021	$15,508	$14,670
2021	$14,817	$14,072
2021	$15,354	$14,336
2022	$15,187	$14,065
2022	$14,543	$13,645
2022	$14,185	$13,336
2022	$13,339	$12,595
2022	$13,613	$12,650
2022	$12,660	$11,809
2022	$12,612	$11,780
2022	$12,458	$11,829
2022	$11,082	$10,443
2022	$10,783	$10,119
2022	$12,518	$11,620
2022	$12,128	$11,456
2023	$13,250	$12,361
2023	$12,461	$11,560
2023	$12,929	$11,910
2023	$12,794	$11,775
2023	$12,584	$11,578
2023	$13,090	$12,018
2023	$13,817	$12,766
2023	$13,062	$11,980
2023	$12,803	$11,666
2023	$12,359	$11,212
2023	$13,198	$12,109
2023	$13,661	$12,583
2024	$13,335	$11,999
2024	$14,164	$12,570
2024	$14,428	$12,882
2024	$14,441	$12,940
2024	$14,755	$13,012
2024	$15,195	$13,520

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	16.08%	4.78%	4.71%
MSCI Emerging Markets Index	12.55%	3.10%	3.38%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$134,306,321
# of Portfolio Holdings	278
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$409,251

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	4.1%
Samsung Electronics Co. Ltd., GDR	3.9%
Alibaba Group Holding Ltd.	2.0%
MediaTek, Inc.	1.9%
Kia Corp.	1.6%
China Construction Bank Corp., Class H	1.4%
PDD Holdings, Inc., ADR	1.3%
State Bank of India, GDR	1.3%
Delta Electronics, Inc.	1.3%

Top 10 Sectors (% of Net Assets)

Information Technology	25.6%
Financials	21.2%
Consumer Discretionary	11.9%
Communication Services	8.7%
Industrials	7.8%
Materials	6.3%
Energy	4.8%
Health Care	4.5%
Consumer Staples	4.3%
Utilities	2.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Emerging Markets Equity Advantage Portfolio

LEAOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$61	1.17%

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
2015	$10,000	$10,000
2015	$10,000	$10,000
2015	$9,710	$9,740
2015	$9,060	$9,065
2015	$8,360	$8,245
2015	$8,210	$7,996
2015	$8,730	$8,567
2015	$8,420	$8,233
2015	$8,187	$8,049
2016	$7,781	$7,527
2016	$7,699	$7,515
2016	$8,654	$8,509
2016	$8,634	$8,555
2016	$8,400	$8,236
2016	$8,766	$8,565
2016	$9,111	$8,996
2016	$9,354	$9,220
2016	$9,507	$9,339
2016	$9,496	$9,361
2016	$9,018	$8,931
2016	$8,965	$8,950
2017	$9,552	$9,440
2017	$9,799	$9,729
2017	$10,098	$9,974
2017	$10,365	$10,192
2017	$10,715	$10,494
2017	$10,942	$10,600
2017	$11,621	$11,232
2017	$11,950	$11,482
2017	$11,981	$11,436
2017	$12,280	$11,838
2017	$12,362	$11,861
2017	$12,739	$12,287
2018	$13,788	$13,311
2018	$13,103	$12,697
2018	$13,030	$12,461
2018	$12,760	$12,406
2018	$12,490	$11,967
2018	$11,919	$11,470
2018	$12,106	$11,723
2018	$11,836	$11,406
2018	$11,794	$11,346
2018	$10,704	$10,357
2018	$11,099	$10,784
2018	$10,650	$10,497
2019	$11,722	$11,417
2019	$11,658	$11,442
2019	$11,828	$11,538
2019	$12,019	$11,781
2019	$11,170	$10,926
2019	$11,891	$11,608
2019	$11,679	$11,466
2019	$11,255	$10,907
2019	$11,488	$11,115
2019	$11,913	$11,584
2019	$11,902	$11,568
2019	$12,777	$12,431
2020	$12,098	$11,852
2020	$11,634	$11,227
2020	$9,747	$9,498
2020	$10,556	$10,368
2020	$10,836	$10,448
2020	$11,472	$11,216
2020	$12,658	$12,219
2020	$12,924	$12,489
2020	$12,698	$12,289
2020	$12,968	$12,542
2020	$13,928	$13,702
2020	$14,962	$14,709
2021	$15,516	$15,161
2021	$15,722	$15,276
2021	$15,733	$15,045
2021	$16,123	$15,420
2021	$16,264	$15,778
2021	$16,579	$15,804
2021	$15,548	$14,741
2021	$15,663	$15,127
2021	$14,972	$14,526
2021	$15,224	$14,670
2021	$14,545	$14,072
2021	$15,056	$14,336
2022	$14,893	$14,065
2022	$14,250	$13,645
2022	$13,911	$13,336
2022	$13,069	$12,595
2022	$13,338	$12,650
2022	$12,391	$11,809
2022	$12,344	$11,780
2022	$12,194	$11,829
2022	$10,856	$10,443
2022	$10,551	$10,119
2022	$12,253	$11,620
2022	$11,863	$11,456
2023	$12,961	$12,361
2023	$12,189	$11,560
2023	$12,635	$11,910
2023	$12,514	$11,775
2023	$12,297	$11,578
2023	$12,792	$12,018
2023	$13,503	$12,766
2023	$12,753	$11,980
2023	$12,499	$11,666
2023	$12,065	$11,212
2023	$12,885	$12,109
2023	$13,330	$12,583
2024	$12,999	$11,999
2024	$13,808	$12,570
2024	$14,066	$12,882
2024	$14,066	$12,940
2024	$14,373	$13,012
2024	$14,802	$13,520

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Open Shares	15.71%	4.48%	4.41%
MSCI Emerging Markets Index	12.55%	3.10%	3.38%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$134,306,321
# of Portfolio Holdings	278
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$409,251

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	4.1%
Samsung Electronics Co. Ltd., GDR	3.9%
Alibaba Group Holding Ltd.	2.0%
MediaTek, Inc.	1.9%
Kia Corp.	1.6%
China Construction Bank Corp., Class H	1.4%
PDD Holdings, Inc., ADR	1.3%
State Bank of India, GDR	1.3%
Delta Electronics, Inc.	1.3%

Top 10 Sectors (% of Net Assets)

Information Technology	25.6%
Financials	21.2%
Consumer Discretionary	11.9%
Communication Services	8.7%
Industrials	7.8%
Materials	6.3%
Energy	4.8%
Health Care	4.5%
Consumer Staples	4.3%
Utilities	2.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Emerging Markets Equity Advantage Portfolio

READX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$46	0.87%

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
2023	$1,000,000	$1,000,000
2023	$984,421	$982,200
2023	$1,021,422	$1,011,961
2023	$1,011,685	$1,000,526
2023	$995,131	$983,717
2023	$1,034,080	$1,021,098
2023	$1,092,502	$1,084,712
2023	$1,032,863	$1,017,894
2023	$1,012,401	$991,225
2023	$977,323	$952,667
2023	$1,043,582	$1,028,880
2023	$1,079,789	$1,069,109
2024	$1,053,962	$1,019,502
2024	$1,120,517	$1,068,031
2024	$1,141,378	$1,094,518
2024	$1,141,378	$1,099,443
2024	$1,166,212	$1,105,600
2024	$1,201,973	$1,148,687

Average Annual Total Returns (%)

	1 Year	Since Inception 2/22/23
R6 Shares	16.24%	14.56%
MSCI Emerging Markets Index	12.55%	10.78%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$134,306,321
# of Portfolio Holdings	278
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$409,251

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	4.1%
Samsung Electronics Co. Ltd., GDR	3.9%
Alibaba Group Holding Ltd.	2.0%
MediaTek, Inc.	1.9%
Kia Corp.	1.6%
China Construction Bank Corp., Class H	1.4%
PDD Holdings, Inc., ADR	1.3%
State Bank of India, GDR	1.3%
Delta Electronics, Inc.	1.3%

Top 10 Sectors (% of Net Assets)

Information Technology	25.6%
Financials	21.2%
Consumer Discretionary	11.9%
Communication Services	8.7%
Industrials	7.8%
Materials	6.3%
Energy	4.8%
Health Care	4.5%
Consumer Staples	4.3%
Utilities	2.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Emerging Markets Equity Portfolio

LZEMX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	1.08%

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$10,113	$10,193
2014	$10,320	$10,422
2014	$9,410	$9,650
2014	$9,647	$9,764
2014	$9,499	$9,660
2014	$8,779	$9,215
2015	$8,728	$9,270
2015	$8,928	$9,558
2015	$8,611	$9,422
2015	$9,208	$10,147
2015	$8,866	$9,740
2015	$8,688	$9,486
2015	$8,228	$8,829
2015	$7,415	$8,030
2015	$7,031	$7,788
2015	$7,528	$8,344
2015	$7,338	$8,018
2015	$7,010	$7,839
2016	$6,817	$7,331
2016	$6,686	$7,319
2016	$7,620	$8,287
2016	$7,850	$8,332
2016	$7,552	$8,021
2016	$7,985	$8,342
2016	$8,361	$8,762
2016	$8,482	$8,980
2016	$8,692	$9,096
2016	$8,744	$9,117
2016	$8,256	$8,698
2016	$8,448	$8,717
2017	$8,866	$9,194
2017	$9,110	$9,475
2017	$9,327	$9,714
2017	$9,496	$9,927
2017	$9,575	$10,221
2017	$9,528	$10,324
2017	$10,047	$10,939
2017	$10,257	$11,183
2017	$10,177	$11,138
2017	$10,416	$11,529
2017	$10,390	$11,552
2017	$10,815	$11,967
2018	$11,701	$12,964
2018	$11,182	$12,366
2018	$11,036	$12,136
2018	$10,707	$12,083
2018	$9,988	$11,655
2018	$9,535	$11,172
2018	$9,821	$11,417
2018	$9,298	$11,109
2018	$9,379	$11,050
2018	$8,891	$10,088
2018	$9,184	$10,503
2018	$8,858	$10,224
2019	$9,884	$11,120
2019	$9,581	$11,144
2019	$9,526	$11,238
2019	$9,741	$11,475
2019	$9,305	$10,642
2019	$9,780	$11,306
2019	$9,576	$11,168
2019	$9,074	$10,623
2019	$9,408	$10,826
2019	$9,759	$11,283
2019	$9,753	$11,267
2019	$10,457	$12,107
2020	$9,812	$11,543
2020	$9,144	$10,935
2020	$7,311	$9,251
2020	$7,831	$10,098
2020	$7,984	$10,176
2020	$8,222	$10,924
2020	$8,657	$11,900
2020	$8,569	$12,163
2020	$8,431	$11,969
2020	$8,426	$12,215
2020	$9,625	$13,345
2020	$10,452	$14,326
2021	$10,487	$14,766
2021	$10,690	$14,878
2021	$10,974	$14,654
2021	$11,095	$15,018
2021	$11,652	$15,367
2021	$11,582	$15,393
2021	$11,095	$14,357
2021	$11,388	$14,733
2021	$11,051	$14,148
2021	$11,075	$14,288
2021	$10,591	$13,705
2021	$11,015	$13,963
2022	$11,240	$13,699
2022	$10,747	$13,290
2022	$10,571	$12,989
2022	$10,030	$12,267
2022	$10,358	$12,321
2022	$9,355	$11,502
2022	$9,453	$11,473
2022	$9,325	$11,521
2022	$8,346	$10,171
2022	$8,444	$9,856
2022	$9,635	$11,317
2022	$9,378	$11,158
2023	$10,214	$12,039
2023	$9,854	$11,259
2023	$10,118	$11,600
2023	$10,208	$11,469
2023	$9,989	$11,276
2023	$10,620	$11,705
2023	$11,064	$12,434
2023	$10,581	$11,668
2023	$10,485	$11,362
2023	$10,279	$10,920
2023	$11,006	$11,794
2023	$11,477	$12,255
2024	$11,083	$11,686
2024	$11,571	$12,243
2024	$11,758	$12,546
2024	$11,831	$12,603
2024	$12,119	$12,673
2024	$12,426	$13,170

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	17.01%	4.91%	2.20%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$2,866,820,729
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$13,500,385

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
China Construction Bank Corp., Class H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.0%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

Top 10 Sectors (% of Net Assets)

Financials	25.7%
Information Technology	21.6%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	7.2%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.7%
Cash, Cash Equivalents and Repurchase Agreements	4.0%
Health Care	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Emerging Markets Equity Portfolio

LZOEX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$69	1.33%

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$10,105	$10,193
2014	$10,317	$10,422
2014	$9,400	$9,650
2014	$9,637	$9,764
2014	$9,487	$9,660
2014	$8,764	$9,215
2015	$8,714	$9,270
2015	$8,908	$9,558
2015	$8,590	$9,422
2015	$9,186	$10,147
2015	$8,838	$9,740
2015	$8,660	$9,486
2015	$8,198	$8,829
2015	$7,388	$8,030
2015	$7,004	$7,788
2015	$7,503	$8,344
2015	$7,308	$8,018
2015	$6,982	$7,839
2016	$6,785	$7,331
2016	$6,654	$7,319
2016	$7,583	$8,287
2016	$7,811	$8,332
2016	$7,513	$8,021
2016	$7,942	$8,342
2016	$8,316	$8,762
2016	$8,428	$8,980
2016	$8,636	$9,096
2016	$8,687	$9,117
2016	$8,199	$8,698
2016	$8,390	$8,717
2017	$8,799	$9,194
2017	$9,045	$9,475
2017	$9,260	$9,714
2017	$9,423	$9,927
2017	$9,500	$10,221
2017	$9,449	$10,324
2017	$9,965	$10,939
2017	$10,168	$11,183
2017	$10,091	$11,138
2017	$10,327	$11,529
2017	$10,296	$11,552
2017	$10,717	$11,967
2018	$11,591	$12,964
2018	$11,076	$12,366
2018	$10,925	$12,136
2018	$10,597	$12,083
2018	$9,885	$11,655
2018	$9,432	$11,172
2018	$9,713	$11,417
2018	$9,194	$11,109
2018	$9,272	$11,050
2018	$8,786	$10,088
2018	$9,074	$10,503
2018	$8,754	$10,224
2019	$9,766	$11,120
2019	$9,464	$11,144
2019	$9,406	$11,238
2019	$9,617	$11,475
2019	$9,188	$10,642
2019	$9,654	$11,306
2019	$9,448	$11,168
2019	$8,950	$10,623
2019	$9,276	$10,826
2019	$9,624	$11,283
2019	$9,618	$11,267
2019	$10,306	$12,107
2020	$9,672	$11,543
2020	$9,012	$10,935
2020	$7,197	$9,251
2020	$7,712	$10,098
2020	$7,858	$10,176
2020	$8,091	$10,924
2020	$8,519	$11,900
2020	$8,429	$12,163
2020	$8,292	$11,969
2020	$8,292	$12,215
2020	$9,467	$13,345
2020	$10,277	$14,326
2021	$10,304	$14,766
2021	$10,503	$14,878
2021	$10,785	$14,654
2021	$10,896	$15,018
2021	$11,443	$15,367
2021	$11,371	$15,393
2021	$10,890	$14,357
2021	$11,174	$14,733
2021	$10,848	$14,148
2021	$10,865	$14,288
2021	$10,387	$13,705
2021	$10,804	$13,963
2022	$11,018	$13,699
2022	$10,533	$13,290
2022	$10,359	$12,989
2022	$9,828	$12,267
2022	$10,151	$12,321
2022	$9,163	$11,502
2022	$9,261	$11,473
2022	$9,134	$11,521
2022	$8,169	$10,171
2022	$8,268	$9,856
2022	$9,429	$11,317
2022	$9,173	$11,158
2023	$9,990	$12,039
2023	$9,630	$11,259
2023	$9,892	$11,600
2023	$9,977	$11,469
2023	$9,758	$11,276
2023	$10,379	$11,705
2023	$10,806	$12,434
2023	$10,337	$11,668
2023	$10,239	$11,362
2023	$10,032	$10,920
2023	$10,745	$11,794
2023	$11,194	$12,255
2024	$10,809	$11,686
2024	$11,288	$12,243
2024	$11,465	$12,546
2024	$11,534	$12,603
2024	$11,812	$12,673
2024	$12,108	$13,170

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	16.65%	4.63%	1.93%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$2,866,820,729
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$13,500,385

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
China Construction Bank Corp., Class H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.0%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

Top 10 Sectors (% of Net Assets)

Financials	25.7%
Information Technology	21.6%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	7.2%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.7%
Cash, Cash Equivalents and Repurchase Agreements	4.0%
Health Care	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Emerging Markets Equity Portfolio

RLEMX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$56	1.08%

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
2015	$1,000,000	$1,000,000
2015	$990,151	$1,004,450
2015	$1,012,167	$1,035,588
2015	$976,825	$1,020,883
2015	$1,044,612	$1,099,388
2015	$1,005,214	$1,055,303
2015	$984,936	$1,027,865
2015	$932,793	$956,634
2015	$840,615	$870,059
2015	$796,985	$843,870
2015	$853,995	$904,038
2015	$832,471	$868,780
2015	$795,011	$849,407
2016	$772,533	$794,280
2016	$757,745	$793,009
2016	$864,220	$897,924
2016	$890,247	$902,773
2016	$855,939	$869,100
2016	$905,627	$903,864
2016	$948,217	$949,328
2016	$961,345	$972,966
2016	$985,735	$985,518
2016	$991,684	$987,883
2016	$935,765	$942,440
2016	$958,113	$944,514
2017	$1,004,938	$996,178
2017	$1,032,552	$1,026,662
2017	$1,057,766	$1,052,533
2017	$1,076,976	$1,075,584
2017	$1,085,981	$1,107,421
2017	$1,080,578	$1,118,606
2017	$1,139,410	$1,185,275
2017	$1,162,634	$1,211,707
2017	$1,154,188	$1,206,860
2017	$1,181,338	$1,249,221
2017	$1,178,321	$1,251,719
2017	$1,226,549	$1,296,656
2018	$1,327,026	$1,404,667
2018	$1,268,210	$1,339,912
2018	$1,251,668	$1,314,990
2018	$1,214,296	$1,309,204
2018	$1,132,812	$1,262,858
2018	$1,081,348	$1,210,449
2018	$1,113,819	$1,237,079
2018	$1,054,492	$1,203,678
2018	$1,063,715	$1,197,299
2018	$1,008,377	$1,093,014
2018	$1,040,965	$1,138,046
2018	$1,004,679	$1,107,774
2019	$1,121,037	$1,204,815
2019	$1,086,004	$1,207,466
2019	$1,080,374	$1,217,608
2019	$1,104,772	$1,243,300
2019	$1,055,351	$1,153,036
2019	$1,109,151	$1,224,986
2019	$1,086,004	$1,210,041
2019	$1,029,113	$1,150,991
2019	$1,066,995	$1,172,975
2019	$1,106,770	$1,222,474
2019	$1,106,139	$1,220,763
2019	$1,185,314	$1,311,832
2020	$1,112,796	$1,250,700
2020	$1,037,069	$1,184,789
2020	$829,142	$1,002,331
2020	$888,183	$1,094,145
2020	$904,868	$1,102,570
2020	$932,464	$1,183,608
2020	$981,879	$1,289,423
2020	$971,879	$1,317,919
2020	$956,256	$1,296,833
2020	$955,605	$1,323,547
2020	$1,091,655	$1,445,975
2020	$1,185,424	$1,552,255
2021	$1,189,366	$1,599,909
2021	$1,212,365	$1,612,068
2021	$1,245,221	$1,587,726
2021	$1,258,363	$1,627,260
2021	$1,321,445	$1,665,013
2021	$1,313,560	$1,667,843
2021	$1,258,363	$1,555,597
2021	$1,291,484	$1,596,354
2021	$1,254,011	$1,532,979
2021	$1,256,019	$1,548,155
2021	$1,201,147	$1,484,991
2021	$1,249,892	$1,512,908
2022	$1,275,400	$1,484,314
2022	$1,219,558	$1,439,933
2022	$1,199,566	$1,407,391
2022	$1,138,208	$1,329,140
2022	$1,175,436	$1,334,988
2022	$1,061,684	$1,246,211
2022	$1,072,715	$1,243,096
2022	$1,058,237	$1,248,317
2022	$947,243	$1,102,014
2022	$958,274	$1,067,852
2022	$1,093,397	$1,226,214
2022	$1,064,209	$1,208,925
2023	$1,159,098	$1,304,430
2023	$1,118,223	$1,219,903
2023	$1,148,149	$1,256,866
2023	$1,158,368	$1,242,663
2023	$1,133,551	$1,221,786
2023	$1,205,082	$1,268,214
2023	$1,255,446	$1,347,224
2023	$1,200,702	$1,264,235
2023	$1,189,754	$1,231,112
2023	$1,166,397	$1,183,222
2023	$1,248,876	$1,277,879
2023	$1,302,289	$1,327,845
2024	$1,257,565	$1,266,233
2024	$1,313,659	$1,326,505
2024	$1,334,126	$1,359,403
2024	$1,342,464	$1,365,520
2024	$1,375,059	$1,373,167
2024	$1,409,928	$1,427,001

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/19/15
R6 Shares	17.00%	4.92%	3.70%
MSCI Emerging Markets Index	12.55%	3.10%	3.83%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$2,866,820,729
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$13,500,385

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
China Construction Bank Corp., Class H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.0%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

Top 10 Sectors (% of Net Assets)

Financials	25.7%
Information Technology	21.6%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	7.2%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.7%
Cash, Cash Equivalents and Repurchase Agreements	4.0%
Health Care	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Equity Franchise Portfolio

LZFIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.93%

Portfolio Performance

	Institutional Shares	MSCI World Index
2017	$10,000	$10,000
2017	$10,000	$10,000
2017	$9,950	$10,189
2017	$10,390	$10,410
2017	$10,425	$10,551
2018	$11,038	$11,108
2018	$10,475	$10,648
2018	$10,284	$10,416
2018	$10,706	$10,535
2018	$10,626	$10,602
2018	$10,576	$10,596
2018	$10,786	$10,927
2018	$10,880	$11,063
2018	$11,001	$11,125
2018	$10,668	$10,308
2018	$10,940	$10,425
2018	$9,893	$9,633
2019	$10,699	$10,383
2019	$10,945	$10,695
2019	$10,609	$10,835
2019	$11,437	$11,220
2019	$10,497	$10,573
2019	$11,169	$11,269
2019	$11,169	$11,326
2019	$10,650	$11,093
2019	$11,323	$11,330
2019	$11,547	$11,617
2019	$11,794	$11,942
2019	$12,040	$12,300
2020	$11,590	$12,225
2020	$10,323	$11,192
2020	$8,027	$9,711
2020	$9,104	$10,772
2020	$9,495	$11,292
2020	$9,518	$11,591
2020	$9,944	$12,145
2020	$10,148	$12,956
2020	$9,982	$12,509
2020	$9,888	$12,125
2020	$11,676	$13,676
2020	$12,178	$14,256
2021	$12,142	$14,115
2021	$12,381	$14,476
2021	$13,172	$14,958
2021	$13,771	$15,654
2021	$14,561	$15,879
2021	$14,238	$16,116
2021	$14,202	$16,404
2021	$14,334	$16,813
2021	$14,046	$16,115
2021	$14,286	$17,027
2021	$13,902	$16,654
2021	$14,949	$17,366
2022	$14,728	$16,447
2022	$15,019	$16,031
2022	$15,684	$16,470
2022	$14,963	$15,101
2022	$15,310	$15,113
2022	$13,868	$13,805
2022	$14,395	$14,901
2022	$13,925	$14,278
2022	$12,511	$12,950
2022	$13,657	$13,880
2022	$14,689	$14,845
2022	$14,171	$14,214
2023	$15,547	$15,220
2023	$15,219	$14,855
2023	$15,313	$15,314
2023	$15,797	$15,582
2023	$15,140	$15,426
2023	$16,095	$16,359
2023	$16,454	$16,909
2023	$16,063	$16,505
2023	$15,313	$15,793
2023	$14,515	$15,335
2023	$15,844	$16,774
2023	$16,821	$17,597
2024	$16,515	$17,809
2024	$16,838	$18,564
2024	$17,008	$19,159
2024	$16,089	$18,449
2024	$16,379	$19,273
2024	$16,072	$19,658

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	(0.14%)	7.55%	7.28%
MSCI World Index	20.19%	11.78%	10.53%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$174,281,778
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$656,350

Top 10 Holdings (% of Net Assets)

National Grid PLC	6.8%
CVS Health Corp.	6.4%
International Game Technology PLC	6.4%
Nexi SpA	6.3%
Omnicom Group, Inc.	6.0%
Dentsply Sirona, Inc.	5.0%
Snam SpA	4.9%
H&R Block, Inc.	4.6%
Cognizant Technology Solutions Corp., Class A	4.2%
Cisco Systems, Inc.	4.2%

Top Sectors (% of Net Assets)

Utilities	23.5%
Health Care	16.9%
Consumer Discretionary	14.1%
Financials	11.4%
Industrials	9.6%
Communication Services	8.8%
Information Technology	8.4%
Consumer Staples	6.0%
Cash, Cash Equivalents and Repurchase Agreements	0.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Equity Franchise Portfolio

LZFOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$58	1.20%

Portfolio Performance

	Open Shares	MSCI World Index
2017	$10,000	$10,000
2017	$10,000	$10,000
2017	$9,940	$10,189
2017	$10,380	$10,410
2017	$10,418	$10,551
2018	$11,031	$11,108
2018	$10,459	$10,648
2018	$10,268	$10,416
2018	$10,689	$10,535
2018	$10,599	$10,602
2018	$10,549	$10,596
2018	$10,760	$10,927
2018	$10,853	$11,063
2018	$10,964	$11,125
2018	$10,641	$10,308
2018	$10,914	$10,425
2018	$9,862	$9,633
2019	$10,665	$10,383
2019	$10,910	$10,695
2019	$10,564	$10,835
2019	$11,379	$11,220
2019	$10,453	$10,573
2019	$11,111	$11,269
2019	$11,122	$11,326
2019	$10,594	$11,093
2019	$11,253	$11,330
2019	$11,488	$11,617
2019	$11,723	$11,942
2019	$11,972	$12,300
2020	$11,513	$12,225
2020	$10,253	$11,192
2020	$7,981	$9,711
2020	$9,041	$10,772
2020	$9,441	$11,292
2020	$9,453	$11,591
2020	$9,876	$12,145
2020	$10,079	$12,956
2020	$9,914	$12,509
2020	$9,808	$12,125
2020	$11,574	$13,676
2020	$12,079	$14,256
2021	$12,032	$14,115
2021	$12,269	$14,476
2021	$13,053	$14,958
2021	$13,647	$15,654
2021	$14,419	$15,879
2021	$14,110	$16,116
2021	$14,063	$16,404
2021	$14,182	$16,813
2021	$13,896	$16,115
2021	$14,135	$17,027
2021	$13,741	$16,654
2021	$14,780	$17,366
2022	$14,560	$16,447
2022	$14,848	$16,031
2022	$15,507	$16,470
2022	$14,793	$15,101
2022	$15,123	$15,113
2022	$13,709	$13,805
2022	$14,231	$14,901
2022	$13,752	$14,278
2022	$12,353	$12,950
2022	$13,486	$13,880
2022	$14,494	$14,845
2022	$13,974	$14,214
2023	$15,348	$15,220
2023	$15,008	$14,855
2023	$15,101	$15,314
2023	$15,564	$15,582
2023	$14,931	$15,426
2023	$15,858	$16,359
2023	$16,213	$16,909
2023	$15,827	$16,505
2023	$15,086	$15,793
2023	$14,298	$15,335
2023	$15,611	$16,774
2023	$16,548	$17,597
2024	$16,263	$17,809
2024	$16,565	$18,564
2024	$16,732	$19,159
2024	$15,828	$18,449
2024	$16,096	$19,273
2024	$15,811	$19,658

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 9/29/17
Open Shares	(0.30%)	7.31%	7.02%
MSCI World Index	20.19%	11.78%	10.53%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$174,281,778
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$656,350

Top 10 Holdings (% of Net Assets)

National Grid PLC	6.8%
CVS Health Corp.	6.4%
International Game Technology PLC	6.4%
Nexi SpA	6.3%
Omnicom Group, Inc.	6.0%
Dentsply Sirona, Inc.	5.0%
Snam SpA	4.9%
H&R Block, Inc.	4.6%
Cognizant Technology Solutions Corp., Class A	4.2%
Cisco Systems, Inc.	4.2%

Top Sectors (% of Net Assets)

Utilities	23.5%
Health Care	16.9%
Consumer Discretionary	14.1%
Financials	11.4%
Industrials	9.6%
Communication Services	8.8%
Information Technology	8.4%
Consumer Staples	6.0%
Cash, Cash Equivalents and Repurchase Agreements	0.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Global Equity Select Portfolio

GESIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.86%

Portfolio Performance

	Institutional Shares	MSCI ACWI
2014	$10,000	$10,000
2014	$9,749	$9,879
2014	$10,000	$10,097
2014	$9,769	$9,770
2014	$9,990	$9,839
2014	$10,241	$10,003
2014	$10,014	$9,810
2015	$9,742	$9,657
2015	$10,373	$10,195
2015	$10,237	$10,037
2015	$10,392	$10,328
2015	$10,470	$10,314
2015	$10,246	$10,072
2015	$10,489	$10,160
2015	$9,849	$9,463
2015	$9,567	$9,120
2015	$10,256	$9,836
2015	$10,295	$9,754
2015	$10,059	$9,579
2016	$9,602	$9,001
2016	$9,378	$8,939
2016	$10,011	$9,602
2016	$10,059	$9,743
2016	$10,273	$9,756
2016	$10,137	$9,697
2016	$10,556	$10,115
2016	$10,429	$10,149
2016	$10,605	$10,211
2016	$10,176	$10,038
2016	$10,225	$10,114
2016	$10,326	$10,333
2017	$10,640	$10,615
2017	$10,993	$10,913
2017	$11,170	$11,046
2017	$11,454	$11,219
2017	$11,797	$11,467
2017	$11,817	$11,518
2017	$12,101	$11,840
2017	$12,219	$11,884
2017	$12,464	$12,114
2017	$12,758	$12,365
2017	$13,053	$12,605
2017	$13,271	$12,808
2018	$13,953	$13,531
2018	$13,465	$12,962
2018	$13,343	$12,685
2018	$13,302	$12,806
2018	$13,455	$12,822
2018	$13,434	$12,753
2018	$13,923	$13,138
2018	$13,969	$13,241
2018	$14,000	$13,300
2018	$12,907	$12,304
2018	$13,203	$12,483
2018	$12,326	$11,603
2019	$13,147	$12,519
2019	$13,630	$12,854
2019	$13,967	$13,016
2019	$14,388	$13,455
2019	$13,778	$12,657
2019	$14,629	$13,486
2019	$14,640	$13,525
2019	$14,556	$13,205
2019	$14,608	$13,482
2019	$14,661	$13,851
2019	$14,976	$14,189
2019	$15,433	$14,689
2020	$15,497	$14,526
2020	$14,405	$13,353
2020	$12,635	$11,550
2020	$13,864	$12,788
2020	$14,373	$13,344
2020	$14,606	$13,771
2020	$15,422	$14,499
2020	$16,292	$15,387
2020	$16,005	$14,891
2020	$15,709	$14,530
2020	$17,192	$16,321
2020	$17,898	$17,078
2021	$17,689	$17,001
2021	$18,029	$17,394
2021	$18,731	$17,859
2021	$19,598	$18,640
2021	$19,938	$18,930
2021	$20,091	$19,180
2021	$20,552	$19,312
2021	$20,926	$19,795
2021	$20,031	$18,977
2021	$21,059	$19,945
2021	$20,429	$19,465
2021	$21,433	$20,243
2022	$20,097	$19,249
2022	$19,275	$18,752
2022	$19,515	$19,158
2022	$18,247	$17,624
2022	$18,167	$17,645
2022	$17,060	$16,158
2022	$18,578	$17,286
2022	$17,562	$16,650
2022	$16,112	$15,056
2022	$17,048	$15,964
2022	$18,453	$17,203
2022	$17,729	$16,525
2023	$18,894	$17,710
2023	$18,271	$17,202
2023	$18,836	$17,732
2023	$19,055	$17,987
2023	$18,640	$17,795
2023	$19,724	$18,828
2023	$20,116	$19,518
2023	$19,527	$18,972
2023	$18,520	$18,188
2023	$18,091	$17,641
2023	$19,724	$19,269
2023	$20,751	$20,194
2024	$20,634	$20,313
2024	$21,551	$21,185
2024	$21,927	$21,850
2024	$21,351	$21,129
2024	$22,080	$21,987
2024	$22,386	$22,474

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	13.49%	8.88%	8.39%
MSCI ACWI	19.38%	10.76%	8.43%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$101,832,341
# of Portfolio Holdings	70
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$327,432

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	5.2%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Accenture PLC, Class A	2.7%
Salesforce, Inc..	2.2%
ABB Ltd.	2.1%
RELX PLC	2.1%
Wolters Kluwer NV	2.1%
Thermo Fisher Scientific, Inc.	2.0%

Top Sectors (% of Net Assets)

Information Technology	26.0%
Industrials	16.4%
Financials	14.4%
Consumer Discretionary	12.1%
Health Care	11.4%
Consumer Staples	9.7%
Communication Services	8.0%
Materials	0.9%
Cash, Cash Equivalents and Repurchase Agreements	0.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Global Equity Select Portfolio

GESOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$59	1.15%

Portfolio Performance

	Open Shares	MSCI ACWI
2014	$10,000	$10,000
2014	$9,740	$9,879
2014	$9,990	$10,097
2014	$9,749	$9,770
2014	$9,971	$9,839
2014	$10,222	$10,003
2014	$9,985	$9,810
2015	$9,714	$9,657
2015	$10,343	$10,195
2015	$10,207	$10,037
2015	$10,362	$10,328
2015	$10,430	$10,314
2015	$10,207	$10,072
2015	$10,449	$10,160
2015	$9,801	$9,463
2015	$9,520	$9,120
2015	$10,207	$9,836
2015	$10,246	$9,754
2015	$10,009	$9,579
2016	$9,554	$9,001
2016	$9,322	$8,939
2016	$9,951	$9,602
2016	$9,999	$9,743
2016	$10,203	$9,756
2016	$10,067	$9,697
2016	$10,483	$10,115
2016	$10,348	$10,149
2016	$10,522	$10,211
2016	$10,096	$10,038
2016	$10,144	$10,114
2016	$10,244	$10,333
2017	$10,546	$10,615
2017	$10,896	$10,913
2017	$11,070	$11,046
2017	$11,343	$11,219
2017	$11,683	$11,467
2017	$11,702	$11,518
2017	$11,974	$11,840
2017	$12,091	$11,884
2017	$12,324	$12,114
2017	$12,616	$12,365
2017	$12,898	$12,605
2017	$13,114	$12,808
2018	$13,798	$13,531
2018	$13,305	$12,962
2018	$13,184	$12,685
2018	$13,134	$12,806
2018	$13,285	$12,822
2018	$13,254	$12,753
2018	$13,737	$13,138
2018	$13,783	$13,241
2018	$13,803	$13,300
2018	$12,724	$12,304
2018	$13,016	$12,483
2018	$12,153	$11,603
2019	$12,950	$12,519
2019	$13,427	$12,854
2019	$13,758	$13,016
2019	$14,163	$13,455
2019	$13,562	$12,657
2019	$14,401	$13,486
2019	$14,401	$13,525
2019	$14,308	$13,205
2019	$14,359	$13,482
2019	$14,411	$13,851
2019	$14,722	$14,189
2019	$15,169	$14,689
2020	$15,232	$14,526
2020	$14,149	$13,353
2020	$12,410	$11,550
2020	$13,608	$12,788
2020	$14,118	$13,344
2020	$14,336	$13,771
2020	$15,128	$14,499
2020	$15,981	$15,387
2020	$15,700	$14,891
2020	$15,398	$14,530
2020	$16,856	$16,321
2020	$17,547	$17,078
2021	$17,342	$17,001
2021	$17,665	$17,394
2021	$18,352	$17,859
2021	$19,191	$18,640
2021	$19,524	$18,930
2021	$19,663	$19,180
2021	$20,115	$19,312
2021	$20,471	$19,795
2021	$19,594	$18,977
2021	$20,590	$19,945
2021	$19,973	$19,465
2021	$20,946	$20,243
2022	$19,641	$19,249
2022	$18,827	$18,752
2022	$19,061	$19,158
2022	$17,812	$17,624
2022	$17,734	$17,645
2022	$16,641	$16,158
2022	$18,135	$17,286
2022	$17,131	$16,650
2022	$15,715	$15,056
2022	$16,629	$15,964
2022	$17,990	$17,203
2022	$17,280	$16,525
2023	$18,415	$17,710
2023	$17,797	$17,202
2023	$18,348	$17,732
2023	$18,550	$17,987
2023	$18,146	$17,795
2023	$19,191	$18,828
2023	$19,573	$19,518
2023	$18,988	$18,972
2023	$18,017	$18,188
2023	$17,589	$17,641
2023	$19,179	$19,269
2023	$20,171	$20,194
2024	$20,045	$20,313
2024	$20,936	$21,185
2024	$21,290	$21,850
2024	$20,731	$21,129
2024	$21,427	$21,987
2024	$21,724	$22,474

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	13.20%	8.57%	8.07%
MSCI ACWI	19.38%	10.76%	8.43%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$101,832,341
# of Portfolio Holdings	70
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$327,432

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	5.2%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Accenture PLC, Class A	2.7%
Salesforce, Inc..	2.2%
ABB Ltd.	2.1%
RELX PLC	2.1%
Wolters Kluwer NV	2.1%
Thermo Fisher Scientific, Inc.	2.0%

Top Sectors (% of Net Assets)

Information Technology	26.0%
Industrials	16.4%
Financials	14.4%
Consumer Discretionary	12.1%
Health Care	11.4%
Consumer Staples	9.7%
Communication Services	8.0%
Materials	0.9%
Cash, Cash Equivalents and Repurchase Agreements	0.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Equity Advantage Portfolio

IEAIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.80%

Portfolio Performance

	Institutional Shares	MSCI ACWI ex-USA Index	MSCI EAFE Index
2015	$10,000	$10,000	$10,000
2015	$10,000	$10,000	$10,000
2015	$9,770	$9,717	$9,717
2015	$9,890	$9,919	$9,919
2015	$9,190	$9,189	$9,189
2015	$8,870	$8,722	$8,722
2015	$9,500	$9,404	$9,404
2015	$9,440	$9,258	$9,258
2015	$9,337	$9,133	$9,133
2016	$8,739	$8,472	$8,472
2016	$8,445	$8,317	$8,317
2016	$8,982	$8,858	$8,858
2016	$9,084	$9,115	$9,115
2016	$9,195	$9,032	$9,032
2016	$8,759	$8,729	$8,729
2016	$9,205	$9,171	$9,171
2016	$9,150	$9,178	$9,178
2016	$9,292	$9,290	$9,290
2016	$9,129	$9,100	$9,100
2016	$8,956	$8,919	$8,919
2016	$9,232	$9,224	$9,224
2017	$9,574	$9,491	$9,491
2017	$9,667	$9,627	$9,627
2017	$9,999	$9,892	$9,892
2017	$10,289	$10,143	$10,143
2017	$10,558	$10,515	$10,515
2017	$10,579	$10,497	$10,497
2017	$10,859	$10,799	$10,799
2017	$10,910	$10,795	$10,795
2017	$11,180	$11,064	$11,064
2017	$11,387	$11,232	$11,232
2017	$11,429	$11,349	$11,349
2017	$11,538	$11,532	$11,532
2018	$12,151	$12,110	$12,110
2018	$11,495	$11,563	$11,563
2018	$11,390	$11,355	$11,355
2018	$11,548	$11,614	$11,614
2018	$11,284	$11,353	$11,353
2018	$11,073	$11,214	$11,214
2018	$11,379	$11,490	$11,490
2018	$11,074	$11,269	$11,269
2018	$11,137	$11,367	$11,367
2018	$10,265	$10,462	$10,462
2018	$10,169	$10,448	$10,448
2018	$9,661	$9,941	$9,941
2019	$10,394	$10,595	$10,595
2019	$10,572	$10,865	$10,865
2019	$10,661	$10,933	$10,933
2019	$10,860	$11,241	$11,241
2019	$10,228	$10,701	$10,701
2019	$10,772	$11,336	$11,336
2019	$10,461	$11,192	$11,192
2019	$10,183	$10,902	$10,902
2019	$10,472	$11,215	$11,215
2019	$10,816	$11,617	$11,617
2019	$10,938	$11,749	$11,749
2019	$11,339	$12,131	$12,131
2020	$11,112	$11,877	$11,877
2020	$10,238	$10,803	$10,803
2020	$8,831	$9,361	$9,361
2020	$9,341	$9,966	$9,966
2020	$9,727	$10,399	$10,399
2020	$9,977	$10,753	$10,753
2020	$10,136	$11,003	$11,003
2020	$10,580	$11,569	$11,569
2020	$10,364	$11,268	$11,268
2020	$9,990	$10,819	$10,819
2020	$11,318	$12,495	$12,495
2020	$11,952	$13,077	$13,077
2021	$11,825	$12,937	$12,937
2021	$12,196	$13,226	$13,226
2021	$12,624	$13,531	$13,531
2021	$13,018	$13,938	$13,938
2021	$13,551	$14,392	$14,392
2021	$13,377	$14,230	$14,230
2021	$13,562	$14,336	$14,336
2021	$13,761	$14,589	$14,589
2021	$13,136	$14,166	$14,166
2021	$13,530	$14,514	$14,514
2021	$12,927	$13,839	$13,839
2021	$13,619	$14,548	$14,548
2022	$13,278	$13,845	$13,845
2022	$12,767	$13,600	$13,600
2022	$12,718	$13,687	$13,687
2022	$11,866	$12,801	$12,801
2022	$12,256	$12,897	$12,897
2022	$11,136	$11,701	$11,701
2022	$11,671	$12,283	$12,283
2022	$10,997	$11,700	$11,700
2022	$9,955	$10,606	$10,606
2022	$10,567	$11,176	$11,176
2022	$11,965	$12,435	$12,435
2022	$11,786	$12,445	$12,445
2023	$12,783	$13,453	$13,453
2023	$12,518	$13,172	$13,172
2023	$12,808	$13,498	$13,498
2023	$13,061	$13,879	$13,879
2023	$12,543	$13,374	$13,292
2023	$13,200	$13,974	$13,897
2023	$13,679	$14,543	$14,347
2023	$13,153	$13,886	$13,798
2023	$12,837	$13,447	$13,326
2023	$12,459	$12,892	$12,786
2023	$13,519	$14,053	$13,973
2023	$14,122	$14,758	$14,714
2024	$14,071	$14,611	$14,800
2024	$14,681	$14,981	$15,071
2024	$15,176	$15,450	$15,566
2024	$14,884	$15,172	$15,168
2024	$15,710	$15,612	$15,755
2024	$15,646	$15,606	$15,506

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	18.53%	7.75%	5.05%
MSCI ACWI ex-USA Index	11.62%	5.55%	4.53%
MSCI EAFE Index	11.54%	6.46%	4.95%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$21,201,334
# of Portfolio Holdings	238
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
ASML Holding NV	2.8%
Japan Post Holdings Co. Ltd.	2.2%
ABB Ltd.	2.0%
GSK PLC	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Constellation Software, Inc.	1.8%
State Bank of India, GDR	1.6%
Dr Reddy's Laboratories Ltd., ADR	1.5%
Dollarama, Inc.	1.5%

Top 10 Sectors (% of Net Assets)

Financials	20.7%
Information Technology	17.3%
Industrials	15.3%
Consumer Discretionary	13.9%
Health Care	12.0%
Materials	5.4%
Communication Services	4.4%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	1.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Equity Advantage Portfolio

IEAOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$55	1.05%

Portfolio Performance

	Open Shares	MSCI ACWI ex-USA Index	MSCI EAFE Index
2015	$10,000	$10,000	$10,000
2015	$10,000	$10,000	$10,000
2015	$9,770	$9,717	$9,717
2015	$9,880	$9,919	$9,919
2015	$9,180	$9,189	$9,189
2015	$8,860	$8,722	$8,722
2015	$9,490	$9,404	$9,404
2015	$9,430	$9,258	$9,258
2015	$9,320	$9,133	$9,133
2016	$8,723	$8,472	$8,472
2016	$8,430	$8,317	$8,317
2016	$8,956	$8,858	$8,858
2016	$9,057	$9,115	$9,115
2016	$9,168	$9,032	$9,032
2016	$8,733	$8,729	$8,729
2016	$9,168	$9,171	$9,171
2016	$9,123	$9,178	$9,178
2016	$9,255	$9,290	$9,290
2016	$9,092	$9,100	$9,100
2016	$8,920	$8,919	$8,919
2016	$9,188	$9,224	$9,224
2017	$9,529	$9,491	$9,491
2017	$9,621	$9,627	$9,627
2017	$9,941	$9,892	$9,892
2017	$10,230	$10,143	$10,143
2017	$10,498	$10,515	$10,515
2017	$10,519	$10,497	$10,497
2017	$10,787	$10,799	$10,799
2017	$10,838	$10,795	$10,795
2017	$11,096	$11,064	$11,064
2017	$11,302	$11,232	$11,232
2017	$11,343	$11,349	$11,349
2017	$11,449	$11,532	$11,532
2018	$12,057	$12,110	$12,110
2018	$11,407	$11,563	$11,563
2018	$11,292	$11,355	$11,355
2018	$11,449	$11,614	$11,614
2018	$11,187	$11,353	$11,353
2018	$10,967	$11,214	$11,214
2018	$11,271	$11,490	$11,490
2018	$10,967	$11,269	$11,269
2018	$11,031	$11,367	$11,367
2018	$10,165	$10,462	$10,462
2018	$10,059	$10,448	$10,448
2018	$9,557	$9,941	$9,941
2019	$10,282	$10,595	$10,595
2019	$10,458	$10,865	$10,865
2019	$10,535	$10,933	$10,933
2019	$10,733	$11,241	$11,241
2019	$10,107	$10,701	$10,701
2019	$10,645	$11,336	$11,336
2019	$10,326	$11,192	$11,192
2019	$10,052	$10,902	$10,902
2019	$10,337	$11,215	$11,215
2019	$10,678	$11,617	$11,617
2019	$10,799	$11,749	$11,749
2019	$11,185	$12,131	$12,131
2020	$10,961	$11,877	$11,877
2020	$10,087	$10,803	$10,803
2020	$8,699	$9,361	$9,361
2020	$9,214	$9,966	$9,966
2020	$9,595	$10,399	$10,399
2020	$9,830	$10,753	$10,753
2020	$9,987	$11,003	$11,003
2020	$10,424	$11,569	$11,569
2020	$10,201	$11,268	$11,268
2020	$9,831	$10,819	$10,819
2020	$11,141	$12,495	$12,495
2020	$11,760	$13,077	$13,077
2021	$11,634	$12,937	$12,937
2021	$11,999	$13,226	$13,226
2021	$12,409	$13,531	$13,531
2021	$12,808	$13,938	$13,938
2021	$13,321	$14,392	$14,392
2021	$13,150	$14,230	$14,230
2021	$13,321	$14,336	$14,336
2021	$13,517	$14,589	$14,589
2021	$12,901	$14,166	$14,166
2021	$13,289	$14,514	$14,514
2021	$12,696	$13,839	$13,839
2021	$13,377	$14,548	$14,548
2022	$13,031	$13,845	$13,845
2022	$12,517	$13,600	$13,600
2022	$12,470	$13,687	$13,687
2022	$11,633	$12,801	$12,801
2022	$12,016	$12,897	$12,897
2022	$10,917	$11,701	$11,701
2022	$11,442	$12,283	$12,283
2022	$10,780	$11,700	$11,700
2022	$9,757	$10,606	$10,606
2022	$10,347	$11,176	$11,176
2022	$11,719	$12,435	$12,435
2022	$11,538	$12,445	$12,445
2023	$12,514	$13,453	$13,453
2023	$12,254	$13,172	$13,172
2023	$12,526	$13,498	$13,498
2023	$12,785	$13,879	$13,879
2023	$12,267	$13,374	$13,292
2023	$12,909	$13,974	$13,897
2023	$13,366	$14,543	$14,347
2023	$12,863	$13,886	$13,798
2023	$12,542	$13,447	$13,326
2023	$12,171	$12,892	$12,786
2023	$13,209	$14,053	$13,973
2023	$13,790	$14,758	$14,714
2024	$13,740	$14,611	$14,800
2024	$14,336	$14,981	$15,071
2024	$14,819	$15,450	$15,566
2024	$14,534	$15,172	$15,168
2024	$15,328	$15,612	$15,755
2024	$15,278	$15,606	$15,506

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Open Shares	18.35%	7.49%	4.77%
MSCI ACWI ex-USA Index	11.62%	5.55%	4.53%
MSCI EAFE Index	11.54%	6.46%	4.95%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$21,201,334
# of Portfolio Holdings	238
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
ASML Holding NV	2.8%
Japan Post Holdings Co. Ltd.	2.2%
ABB Ltd.	2.0%
GSK PLC	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Constellation Software, Inc.	1.8%
State Bank of India, GDR	1.6%
Dr Reddy's Laboratories Ltd., ADR	1.5%
Dollarama, Inc.	1.5%

Top 10 Sectors (% of Net Assets)

Financials	20.7%
Information Technology	17.3%
Industrials	15.3%
Consumer Discretionary	13.9%
Health Care	12.0%
Materials	5.4%
Communication Services	4.4%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	1.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Equity Portfolio

LZIEX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.85%

Portfolio Performance

	Institutional Shares	MSCI EAFE Index
2014	$10,000	$10,000
2014	$9,642	$9,803
2014	$9,670	$9,788
2014	$9,405	$9,412
2014	$9,389	$9,276
2014	$9,481	$9,402
2014	$9,141	$9,077
2015	$9,141	$9,121
2015	$9,762	$9,667
2015	$9,659	$9,520
2015	$9,999	$9,908
2015	$10,037	$9,858
2015	$9,870	$9,579
2015	$10,080	$9,778
2015	$9,414	$9,058
2015	$9,039	$8,598
2015	$9,550	$9,270
2015	$9,517	$9,126
2015	$9,289	$9,003
2016	$8,837	$8,352
2016	$8,614	$8,199
2016	$9,207	$8,732
2016	$9,316	$8,985
2016	$9,321	$8,903
2016	$9,071	$8,604
2016	$9,283	$9,040
2016	$9,200	$9,047
2016	$9,337	$9,158
2016	$8,916	$8,971
2016	$8,746	$8,792
2016	$8,901	$9,093
2017	$9,033	$9,356
2017	$9,132	$9,490
2017	$9,390	$9,751
2017	$9,670	$9,999
2017	$10,044	$10,366
2017	$9,983	$10,347
2017	$10,307	$10,645
2017	$10,268	$10,641
2017	$10,461	$10,906
2017	$10,626	$11,072
2017	$10,797	$11,188
2017	$10,931	$11,367
2018	$11,488	$11,938
2018	$10,881	$11,399
2018	$10,909	$11,193
2018	$10,931	$11,449
2018	$10,780	$11,192
2018	$10,635	$11,055
2018	$10,803	$11,327
2018	$10,602	$11,108
2018	$10,714	$11,205
2018	$9,930	$10,313
2018	$9,919	$10,299
2018	$9,443	$9,800
2019	$9,961	$10,444
2019	$10,299	$10,710
2019	$10,383	$10,778
2019	$10,678	$11,081
2019	$10,329	$10,549
2019	$10,913	$11,174
2019	$10,696	$11,032
2019	$10,473	$10,747
2019	$10,745	$11,055
2019	$10,969	$11,452
2019	$11,048	$11,581
2019	$11,445	$11,958
2020	$11,236	$11,708
2020	$10,418	$10,650
2020	$8,807	$9,228
2020	$9,317	$9,824
2020	$9,809	$10,251
2020	$10,061	$10,600
2020	$10,479	$10,847
2020	$11,032	$11,404
2020	$10,791	$11,108
2020	$10,316	$10,665
2020	$11,847	$12,318
2020	$12,447	$12,890
2021	$12,167	$12,752
2021	$12,341	$13,038
2021	$12,658	$13,338
2021	$13,062	$13,739
2021	$13,373	$14,187
2021	$13,125	$14,027
2021	$13,205	$14,132
2021	$13,538	$14,381
2021	$13,143	$13,964
2021	$13,475	$14,307
2021	$12,724	$13,642
2021	$13,193	$14,341
2022	$12,694	$13,648
2022	$12,467	$13,406
2022	$12,284	$13,492
2022	$11,535	$12,619
2022	$11,865	$12,714
2022	$10,904	$11,534
2022	$11,330	$12,108
2022	$10,671	$11,533
2022	$9,712	$10,455
2022	$10,180	$11,017
2022	$11,392	$12,258
2022	$11,237	$12,268
2023	$12,243	$13,261
2023	$11,869	$12,984
2023	$12,220	$13,306
2023	$12,391	$13,682
2023	$11,939	$13,103
2023	$12,719	$13,699
2023	$12,953	$14,143
2023	$12,503	$13,601
2023	$12,011	$13,136
2023	$11,637	$12,604
2023	$12,667	$13,774
2023	$13,084	$14,505
2024	$12,978	$14,589
2024	$13,440	$14,856
2024	$13,901	$15,345
2024	$13,416	$14,952
2024	$14,096	$15,531
2024	$13,788	$15,285

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	8.41%	4.79%	3.26%
MSCI EAFE Index	11.54%	6.46%	4.33%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$1,028,520,536
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,196,218

Top 10 Holdings (% of Net Assets)

RELX PLC	3.6%
Unilever PLC	2.7%
Roche Holding AG	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
ICON PLC	2.1%
ABB Ltd.	1.9%
Hitachi Ltd.	1.8%
Suncor Energy, Inc.	1.7%
Renesas Electronics Corp.	1.7%
Compass Group PLC	1.7%

Top 10 Sectors (% of Net Assets)

Industrials	23.7%
Financials	14.8%
Consumer Discretionary	12.5%
Information Technology	12.0%
Health Care	9.7%
Consumer Staples	9.7%
Materials	5.4%
Communication Services	3.7%
Energy	2.9%
Utilities	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Equity Portfolio

LZIOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$57	1.11%

Portfolio Performance

	Open Shares	MSCI EAFE Index
2014	$10,000	$10,000
2014	$9,644	$9,803
2014	$9,662	$9,788
2014	$9,394	$9,412
2014	$9,378	$9,276
2014	$9,469	$9,402
2014	$9,127	$9,077
2015	$9,122	$9,121
2015	$9,742	$9,667
2015	$9,640	$9,520
2015	$9,972	$9,908
2015	$10,009	$9,858
2015	$9,838	$9,579
2015	$10,047	$9,778
2015	$9,386	$9,058
2015	$9,010	$8,598
2015	$9,514	$9,270
2015	$9,477	$9,126
2015	$9,251	$9,003
2016	$8,800	$8,352
2016	$8,575	$8,199
2016	$9,160	$8,732
2016	$9,267	$8,985
2016	$9,273	$8,903
2016	$9,020	$8,604
2016	$9,230	$9,040
2016	$9,146	$9,047
2016	$9,280	$9,158
2016	$8,860	$8,971
2016	$8,693	$8,792
2016	$8,839	$9,093
2017	$8,968	$9,356
2017	$9,065	$9,490
2017	$9,319	$9,751
2017	$9,600	$9,999
2017	$9,961	$10,366
2017	$9,902	$10,347
2017	$10,220	$10,645
2017	$10,181	$10,641
2017	$10,365	$10,906
2017	$10,528	$11,072
2017	$10,696	$11,188
2017	$10,828	$11,367
2018	$11,379	$11,938
2018	$10,773	$11,399
2018	$10,800	$11,193
2018	$10,817	$11,449
2018	$10,664	$11,192
2018	$10,522	$11,055
2018	$10,686	$11,327
2018	$10,483	$11,108
2018	$10,593	$11,205
2018	$9,814	$10,313
2018	$9,803	$10,299
2018	$9,330	$9,800
2019	$9,842	$10,444
2019	$10,171	$10,710
2019	$10,253	$10,778
2019	$10,547	$11,081
2019	$10,194	$10,549
2019	$10,765	$11,174
2019	$10,553	$11,032
2019	$10,329	$10,747
2019	$10,595	$11,055
2019	$10,813	$11,452
2019	$10,890	$11,581
2019	$11,280	$11,958
2020	$11,070	$11,708
2020	$10,262	$10,650
2020	$8,669	$9,228
2020	$9,172	$9,824
2020	$9,657	$10,251
2020	$9,903	$10,600
2020	$10,316	$10,847
2020	$10,854	$11,404
2020	$10,613	$11,108
2020	$10,145	$10,665
2020	$11,647	$12,318
2020	$12,231	$12,890
2021	$11,953	$12,752
2021	$12,122	$13,038
2021	$12,430	$13,338
2021	$12,828	$13,739
2021	$13,130	$14,187
2021	$12,883	$14,027
2021	$12,961	$14,132
2021	$13,277	$14,381
2021	$12,889	$13,964
2021	$13,217	$14,307
2021	$12,475	$13,642
2021	$12,935	$14,341
2022	$12,439	$13,648
2022	$12,219	$13,406
2022	$12,035	$13,492
2022	$11,297	$12,619
2022	$11,623	$12,714
2022	$10,680	$11,534
2022	$11,092	$12,108
2022	$10,440	$11,533
2022	$9,499	$10,455
2022	$9,959	$11,017
2022	$11,137	$12,258
2022	$10,989	$12,268
2023	$11,965	$13,261
2023	$11,605	$12,984
2023	$11,943	$13,306
2023	$12,108	$13,682
2023	$11,665	$13,103
2023	$12,423	$13,699
2023	$12,649	$14,143
2023	$12,208	$13,601
2023	$11,727	$13,136
2023	$11,358	$12,604
2023	$12,358	$13,774
2023	$12,758	$14,505
2024	$12,650	$14,589
2024	$13,108	$14,856
2024	$13,552	$15,345
2024	$13,069	$14,952
2024	$13,730	$15,531
2024	$13,435	$15,285

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	8.14%	4.53%	3.00%
MSCI EAFE Index	11.54%	6.46%	4.33%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$1,028,520,536
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,196,218

Top 10 Holdings (% of Net Assets)

RELX PLC	3.6%
Unilever PLC	2.7%
Roche Holding AG	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
ICON PLC	2.1%
ABB Ltd.	1.9%
Hitachi Ltd.	1.8%
Suncor Energy, Inc.	1.7%
Renesas Electronics Corp.	1.7%
Compass Group PLC	1.7%

Top 10 Sectors (% of Net Assets)

Industrials	23.7%
Financials	14.8%
Consumer Discretionary	12.5%
Information Technology	12.0%
Health Care	9.7%
Consumer Staples	9.7%
Materials	5.4%
Communication Services	3.7%
Energy	2.9%
Utilities	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Equity Portfolio

RLIEX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$42	0.82%

Portfolio Performance

	R6 Shares	MSCI EAFE Index
2015	$1,000,000	$1,000,000
2015	$1,031,773	$1,040,800
2015	$1,036,232	$1,035,492
2015	$1,018,395	$1,006,187
2015	$1,040,134	$1,027,116
2015	$971,872	$951,520
2015	$933,110	$903,183
2015	$985,917	$973,812
2015	$982,546	$958,621
2015	$958,951	$945,679
2016	$912,324	$877,293
2016	$889,291	$861,221
2016	$950,525	$917,258
2016	$961,760	$943,813
2016	$962,322	$935,240
2016	$936,480	$903,845
2016	$958,390	$949,653
2016	$950,185	$950,327
2016	$964,316	$962,001
2016	$920,792	$942,324
2016	$903,269	$923,556
2016	$918,936	$955,136
2017	$932,567	$982,835
2017	$942,790	$996,890
2017	$969,483	$1,024,304
2017	$999,016	$1,050,322
2017	$1,037,069	$1,088,868
2017	$1,030,821	$1,086,908
2017	$1,064,330	$1,118,211
2017	$1,060,219	$1,117,790
2017	$1,080,169	$1,145,623
2017	$1,097,269	$1,163,019
2017	$1,114,940	$1,175,218
2017	$1,128,905	$1,194,082
2018	$1,186,531	$1,253,976
2018	$1,123,718	$1,197,376
2018	$1,126,600	$1,175,795
2018	$1,128,328	$1,202,642
2018	$1,113,346	$1,175,609
2018	$1,098,363	$1,161,246
2018	$1,115,074	$1,189,813
2018	$1,094,287	$1,166,849
2018	$1,105,861	$1,177,001
2018	$1,025,424	$1,083,312
2018	$1,024,267	$1,081,903
2018	$975,171	$1,029,431
2019	$1,028,725	$1,097,085
2019	$1,063,597	$1,125,051
2019	$1,072,315	$1,132,146
2019	$1,102,828	$1,163,970
2019	$1,066,711	$1,108,069
2019	$1,126,491	$1,173,806
2019	$1,104,696	$1,158,898
2019	$1,081,624	$1,128,883
2019	$1,109,134	$1,161,282
2019	$1,132,267	$1,202,972
2019	$1,141,020	$1,216,565
2019	$1,181,598	$1,256,104
2020	$1,159,975	$1,229,851
2020	$1,076,030	$1,118,673
2020	$909,410	$969,330
2020	$962,194	$1,031,949
2020	$1,012,435	$1,076,838
2020	$1,039,145	$1,113,451
2020	$1,082,389	$1,139,394
2020	$1,138,917	$1,197,959
2020	$1,114,658	$1,166,812
2020	$1,065,500	$1,120,256
2020	$1,223,187	$1,293,896
2020	$1,285,405	$1,354,062
2021	$1,256,469	$1,339,574
2021	$1,274,473	$1,369,580
2021	$1,307,267	$1,401,081
2021	$1,349,064	$1,443,253
2021	$1,381,215	$1,490,303
2021	$1,355,494	$1,473,463
2021	$1,363,854	$1,484,514
2021	$1,398,202	$1,510,641
2021	$1,357,421	$1,466,833
2021	$1,391,729	$1,502,917
2021	$1,314,051	$1,433,031
2021	$1,362,875	$1,506,402
2022	$1,311,245	$1,433,643
2022	$1,287,708	$1,408,268
2022	$1,269,485	$1,417,280
2022	$1,191,282	$1,325,582
2022	$1,226,208	$1,335,524
2022	$1,126,744	$1,211,588
2022	$1,170,781	$1,271,925
2022	$1,102,603	$1,211,508
2022	$1,003,377	$1,098,232
2022	$1,051,799	$1,157,317
2022	$1,176,427	$1,287,631
2022	$1,160,895	$1,288,661
2023	$1,265,037	$1,393,043
2023	$1,226,286	$1,363,928
2023	$1,262,615	$1,397,754
2023	$1,280,375	$1,437,170
2023	$1,233,552	$1,376,378
2023	$1,314,282	$1,439,003
2023	$1,338,501	$1,485,627
2023	$1,291,931	$1,428,727
2023	$1,241,029	$1,379,865
2023	$1,203,055	$1,323,980
2023	$1,308,898	$1,446,846
2023	$1,352,480	$1,523,673
2024	$1,340,742	$1,532,510
2024	$1,389,374	$1,560,555
2024	$1,436,329	$1,611,898
2024	$1,386,020	$1,570,633
2024	$1,457,291	$1,631,417
2024	$1,425,429	$1,605,583

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/1/15
R6 Shares	8.46%	4.82%	3.91%
MSCI EAFE Index	11.54%	6.46%	5.23%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$1,028,520,536
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,196,218

Top 10 Holdings (% of Net Assets)

RELX PLC	3.6%
Unilever PLC	2.7%
Roche Holding AG	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
ICON PLC	2.1%
ABB Ltd.	1.9%
Hitachi Ltd.	1.8%
Suncor Energy, Inc.	1.7%
Renesas Electronics Corp.	1.7%
Compass Group PLC	1.7%

Top 10 Sectors (% of Net Assets)

Industrials	23.7%
Financials	14.8%
Consumer Discretionary	12.5%
Information Technology	12.0%
Health Care	9.7%
Consumer Staples	9.7%
Materials	5.4%
Communication Services	3.7%
Energy	2.9%
Utilities	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Equity Select Portfolio

LZSIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.96%

Portfolio Performance

	Institutional Shares	MSCI ACWI ex-USA Index
2014	$10,000	$10,000
2014	$9,702	$9,901
2014	$9,731	$9,955
2014	$9,342	$9,474
2014	$9,420	$9,380
2014	$9,459	$9,447
2014	$8,982	$9,106
2015	$8,963	$9,093
2015	$9,439	$9,579
2015	$9,313	$9,424
2015	$9,634	$9,900
2015	$9,556	$9,745
2015	$9,381	$9,473
2015	$9,430	$9,447
2015	$8,824	$8,725
2015	$8,420	$8,321
2015	$8,952	$8,941
2015	$8,883	$8,756
2015	$8,656	$8,591
2016	$8,243	$8,007
2016	$8,106	$7,916
2016	$8,745	$8,560
2016	$8,873	$8,785
2016	$8,843	$8,636
2016	$8,814	$8,504
2016	$9,060	$8,925
2016	$8,940	$8,981
2016	$9,069	$9,092
2016	$8,721	$8,961
2016	$8,462	$8,754
2016	$8,602	$8,978
2017	$8,880	$9,296
2017	$8,999	$9,444
2017	$9,248	$9,683
2017	$9,566	$9,891
2017	$9,934	$10,211
2017	$9,894	$10,243
2017	$10,292	$10,621
2017	$10,316	$10,676
2017	$10,506	$10,875
2017	$10,666	$11,079
2017	$10,836	$11,169
2017	$11,037	$11,419
2018	$11,607	$12,055
2018	$11,057	$11,487
2018	$11,027	$11,284
2018	$10,967	$11,464
2018	$10,776	$11,195
2018	$10,616	$10,985
2018	$10,806	$11,247
2018	$10,612	$11,012
2018	$10,702	$11,063
2018	$9,805	$10,164
2018	$9,875	$10,260
2018	$9,393	$9,795
2019	$10,010	$10,535
2019	$10,205	$10,741
2019	$10,319	$10,805
2019	$10,668	$11,091
2019	$10,216	$10,496
2019	$10,812	$11,128
2019	$10,586	$10,993
2019	$10,329	$10,653
2019	$10,565	$10,927
2019	$10,802	$11,308
2019	$10,864	$11,408
2019	$11,301	$11,902
2020	$11,049	$11,582
2020	$10,208	$10,667
2020	$8,599	$9,122
2020	$9,167	$9,814
2020	$9,598	$10,134
2020	$9,934	$10,593
2020	$10,376	$11,065
2020	$10,849	$11,539
2020	$10,649	$11,255
2020	$10,323	$11,013
2020	$11,648	$12,494
2020	$12,243	$13,170
2021	$11,977	$13,199
2021	$12,073	$13,460
2021	$12,349	$13,630
2021	$12,625	$14,031
2021	$13,029	$14,470
2021	$12,827	$14,376
2021	$12,699	$14,139
2021	$12,891	$14,408
2021	$12,413	$13,946
2021	$12,795	$14,280
2021	$12,179	$13,637
2021	$12,640	$14,200
2022	$12,322	$13,677
2022	$11,959	$13,406
2022	$11,915	$13,427
2022	$11,212	$12,584
2022	$11,476	$12,675
2022	$10,488	$11,585
2022	$10,894	$11,981
2022	$10,396	$11,595
2022	$9,459	$10,437
2022	$9,911	$10,749
2022	$10,914	$12,017
2022	$10,675	$11,927
2023	$11,562	$12,895
2023	$11,146	$12,442
2023	$11,472	$12,746
2023	$11,573	$12,968
2023	$11,157	$12,496
2023	$11,764	$13,057
2023	$11,977	$13,588
2023	$11,472	$12,974
2023	$10,967	$12,565
2023	$10,675	$12,046
2023	$11,517	$13,130
2023	$11,962	$13,790
2024	$11,905	$13,653
2024	$12,372	$13,998
2024	$12,760	$14,436
2024	$12,293	$14,177
2024	$12,748	$14,588
2024	$12,543	$14,579

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	6.63%	3.01%	2.29%
MSCI ACWI ex-USA Index	11.62%	5.55%	3.84%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$53,971,860
# of Portfolio Holdings	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$140,538

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
BP PLC	3.1%
RELX PLC	3.1%
Novo Nordisk AS, Class B	3.0%
Unilever PLC	2.9%
Tencent Holdings Ltd.	2.5%
Compass Group PLC	2.3%
Roche Holding AG	2.0%
ABB Ltd.	1.9%
Aon PLC, Class A	1.9%

Top 10 Sectors (% of Net Assets)

Industrials	22.2%
Financials	18.2%
Information Technology	14.4%
Health Care	10.4%
Consumer Discretionary	8.2%
Consumer Staples	7.0%
Communication Services	5.0%
Energy	4.7%
Materials	4.0%
Utilities	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Equity Select Portfolio

LZESX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$62	1.21%

Portfolio Performance

	Open Shares	MSCI ACWI ex-USA Index
2014	$10,000	$10,000
2014	$9,692	$9,901
2014	$9,731	$9,955
2014	$9,334	$9,474
2014	$9,401	$9,380
2014	$9,450	$9,447
2014	$8,965	$9,106
2015	$8,946	$9,093
2015	$9,421	$9,579
2015	$9,295	$9,424
2015	$9,605	$9,900
2015	$9,527	$9,745
2015	$9,353	$9,473
2015	$9,392	$9,447
2015	$8,796	$8,725
2015	$8,386	$8,321
2015	$8,914	$8,941
2015	$8,845	$8,756
2015	$8,620	$8,591
2016	$8,200	$8,007
2016	$8,063	$7,916
2016	$8,699	$8,560
2016	$8,826	$8,785
2016	$8,786	$8,636
2016	$8,757	$8,504
2016	$9,002	$8,925
2016	$8,877	$8,981
2016	$9,005	$9,092
2016	$8,660	$8,961
2016	$8,394	$8,754
2016	$8,532	$8,978
2017	$8,808	$9,296
2017	$8,926	$9,444
2017	$9,172	$9,683
2017	$9,487	$9,891
2017	$9,842	$10,211
2017	$9,793	$10,243
2017	$10,187	$10,621
2017	$10,209	$10,676
2017	$10,397	$10,875
2017	$10,555	$11,079
2017	$10,723	$11,169
2017	$10,911	$11,419
2018	$11,485	$12,055
2018	$10,931	$11,487
2018	$10,891	$11,284
2018	$10,832	$11,464
2018	$10,644	$11,195
2018	$10,486	$10,985
2018	$10,664	$11,247
2018	$10,476	$11,012
2018	$10,566	$11,063
2018	$9,672	$10,164
2018	$9,732	$10,260
2018	$9,257	$9,795
2019	$9,873	$10,535
2019	$10,064	$10,741
2019	$10,165	$10,805
2019	$10,509	$11,091
2019	$10,054	$10,496
2019	$10,640	$11,128
2019	$10,418	$10,993
2019	$10,165	$10,653
2019	$10,387	$10,927
2019	$10,620	$11,308
2019	$10,680	$11,408
2019	$11,105	$11,902
2020	$10,859	$11,582
2020	$10,026	$10,667
2020	$8,442	$9,122
2020	$9,008	$9,814
2020	$9,419	$10,134
2020	$9,748	$10,593
2020	$10,180	$11,065
2020	$10,643	$11,539
2020	$10,457	$11,255
2020	$10,118	$11,013
2020	$11,424	$12,494
2020	$11,996	$13,170
2021	$11,737	$13,199
2021	$11,841	$13,460
2021	$12,100	$13,630
2021	$12,369	$14,031
2021	$12,763	$14,470
2021	$12,556	$14,376
2021	$12,432	$14,139
2021	$12,608	$14,408
2021	$12,141	$13,946
2021	$12,514	$14,280
2021	$11,903	$13,637
2021	$12,360	$14,200
2022	$12,040	$13,677
2022	$11,687	$13,406
2022	$11,644	$13,427
2022	$10,950	$12,584
2022	$11,206	$12,675
2022	$10,245	$11,585
2022	$10,640	$11,981
2022	$10,156	$11,595
2022	$9,233	$10,437
2022	$9,662	$10,749
2022	$10,649	$12,017
2022	$10,411	$11,927
2023	$11,272	$12,895
2023	$10,869	$12,442
2023	$11,185	$12,746
2023	$11,283	$12,968
2023	$10,880	$12,496
2023	$11,457	$13,057
2023	$11,664	$13,588
2023	$11,174	$12,974
2023	$10,673	$12,565
2023	$10,401	$12,046
2023	$11,206	$13,130
2023	$11,643	$13,790
2024	$11,588	$13,653
2024	$12,029	$13,998
2024	$12,404	$14,436
2024	$11,952	$14,177
2024	$12,382	$14,588
2024	$12,183	$14,579

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	6.34%	2.75%	1.99%
MSCI ACWI ex-USA Index	11.62%	5.55%	3.84%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$53,971,860
# of Portfolio Holdings	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$140,538

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
BP PLC	3.1%
RELX PLC	3.1%
Novo Nordisk AS, Class B	3.0%
Unilever PLC	2.9%
Tencent Holdings Ltd.	2.5%
Compass Group PLC	2.3%
Roche Holding AG	2.0%
ABB Ltd.	1.9%
Aon PLC, Class A	1.9%

Top 10 Sectors (% of Net Assets)

Industrials	22.2%
Financials	18.2%
Information Technology	14.4%
Health Care	10.4%
Consumer Discretionary	8.2%
Consumer Staples	7.0%
Communication Services	5.0%
Energy	4.7%
Materials	4.0%
Utilities	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Quality Growth Portfolio

ICMPX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.85%

Portfolio Performance

	Institutional Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
2018	$10,000	$10,000	$10,000
2019	$10,610	$10,756	$10,761
2019	$10,990	$10,966	$11,051
2019	$11,300	$11,031	$11,231
2019	$11,700	$11,322	$11,585
2019	$11,320	$10,715	$10,991
2019	$12,030	$11,360	$11,720
2019	$11,910	$11,223	$11,696
2019	$11,680	$10,876	$11,484
2019	$11,850	$11,155	$11,621
2019	$12,190	$11,545	$12,043
2019	$12,610	$11,646	$12,227
2019	$13,006	$12,150	$12,734
2020	$12,740	$11,824	$12,612
2020	$12,002	$10,889	$11,691
2020	$10,628	$9,313	$10,411
2020	$11,428	$10,018	$11,309
2020	$12,145	$10,346	$11,801
2020	$12,576	$10,814	$12,400
2020	$13,498	$11,296	$13,240
2020	$14,246	$11,780	$13,780
2020	$14,205	$11,490	$13,660
2020	$13,939	$11,243	$13,420
2020	$15,302	$12,755	$14,784
2020	$16,121	$13,445	$15,561
2021	$16,255	$13,474	$15,655
2021	$16,214	$13,741	$15,599
2021	$16,524	$13,915	$15,549
2021	$17,269	$14,325	$16,123
2021	$17,775	$14,773	$16,512
2021	$17,796	$14,677	$16,576
2021	$18,179	$14,434	$16,324
2021	$18,571	$14,709	$16,693
2021	$17,682	$14,238	$15,975
2021	$18,189	$14,578	$16,470
2021	$17,289	$13,922	$15,875
2021	$17,731	$14,497	$16,354
2022	$16,486	$13,963	$15,035
2022	$15,905	$13,687	$14,615
2022	$16,106	$13,708	$14,592
2022	$14,871	$12,848	$13,506
2022	$14,882	$12,940	$13,390
2022	$13,636	$11,827	$12,299
2022	$14,650	$12,232	$12,976
2022	$13,721	$11,839	$12,470
2022	$12,475	$10,656	$11,147
2022	$13,161	$10,974	$11,366
2022	$14,787	$12,269	$12,779
2022	$14,167	$12,177	$12,584
2023	$15,223	$13,165	$13,648
2023	$14,754	$12,703	$13,064
2023	$15,341	$13,013	$13,665
2023	$15,575	$13,239	$13,803
2023	$15,191	$12,758	$13,420
2023	$15,949	$13,331	$13,930
2023	$16,194	$13,873	$14,364
2023	$15,426	$13,247	$13,632
2023	$14,743	$12,828	$12,912
2023	$14,338	$12,299	$12,410
2023	$15,757	$13,406	$13,694
2023	$16,693	$14,079	$14,349
2024	$16,575	$13,939	$14,240
2024	$17,197	$14,292	$14,784
2024	$17,584	$14,739	$15,198
2024	$16,532	$14,474	$14,777
2024	$17,122	$14,894	$15,167
2024	$17,380	$14,880	$15,309

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	8.97%	7.64%	10.58%
MSCI ACWI ex-USA Index	11.62%	5.55%	7.49%
MSCI ACWI ex-USA Growth Index	9.88%	5.49%	8.05%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$272,402,344
# of Portfolio Holdings	50
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$983,578

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Halma PLC	3.5%
Aon PLC, Class A	3.3%
Partners Group Holding AG	3.1%
RELX PLC	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
SAP SE	3.0%
London Stock Exchange Group PLC	3.0%
ASML Holding NV	3.0%
HDFC Bank Ltd., ADR	2.9%

Top Sectors (% of Net Assets)

Information Technology	24.6%
Industrials	22.6%
Financials	17.4%
Consumer Discretionary	10.6%
Consumer Staples	8.8%
Communication Services	7.2%
Health Care	6.4%
Cash, Cash Equivalents and Repurchase Agreements	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Quality Growth Portfolio

OCMPX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$56	1.10%

Portfolio Performance

	Open Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
2018	$10,000	$10,000	$10,000
2019	$10,610	$10,756	$10,761
2019	$10,980	$10,966	$11,051
2019	$11,290	$11,031	$11,231
2019	$11,690	$11,322	$11,585
2019	$11,310	$10,715	$10,991
2019	$12,000	$11,360	$11,720
2019	$11,880	$11,223	$11,696
2019	$11,650	$10,876	$11,484
2019	$11,820	$11,155	$11,621
2019	$12,150	$11,545	$12,043
2019	$12,580	$11,646	$12,227
2019	$12,966	$12,150	$12,734
2020	$12,700	$11,824	$12,612
2020	$11,962	$10,889	$11,691
2020	$10,588	$9,313	$10,411
2020	$11,377	$10,018	$11,309
2020	$12,095	$10,346	$11,801
2020	$12,515	$10,814	$12,400
2020	$13,427	$11,296	$13,240
2020	$14,176	$11,780	$13,780
2020	$14,135	$11,490	$13,660
2020	$13,858	$11,243	$13,420
2020	$15,211	$12,755	$14,784
2020	$16,030	$13,445	$15,561
2021	$16,154	$13,474	$15,655
2021	$16,113	$13,741	$15,599
2021	$16,423	$13,915	$15,549
2021	$17,157	$14,325	$16,123
2021	$17,653	$14,773	$16,512
2021	$17,674	$14,677	$16,576
2021	$18,046	$14,434	$16,324
2021	$18,428	$14,709	$16,693
2021	$17,550	$14,238	$15,975
2021	$18,056	$14,578	$16,470
2021	$17,147	$13,922	$15,875
2021	$17,584	$14,497	$16,354
2022	$16,342	$13,963	$15,035
2022	$15,763	$13,687	$14,615
2022	$15,963	$13,708	$14,592
2022	$14,731	$12,848	$13,506
2022	$14,741	$12,940	$13,390
2022	$13,509	$11,827	$12,299
2022	$14,510	$12,232	$12,976
2022	$13,583	$11,839	$12,470
2022	$12,340	$10,656	$11,147
2022	$13,025	$10,974	$11,366
2022	$14,625	$12,269	$12,779
2022	$14,014	$12,177	$12,584
2023	$15,054	$13,165	$13,648
2023	$14,587	$12,703	$13,064
2023	$15,171	$13,013	$13,665
2023	$15,394	$13,239	$13,803
2023	$15,011	$12,758	$13,420
2023	$15,755	$13,331	$13,930
2023	$15,999	$13,873	$14,364
2023	$15,245	$13,247	$13,632
2023	$14,555	$12,828	$12,912
2023	$14,152	$12,299	$12,410
2023	$15,553	$13,406	$13,694
2023	$16,475	$14,079	$14,349
2024	$16,348	$13,939	$14,240
2024	$16,966	$14,292	$14,784
2024	$17,339	$14,739	$15,198
2024	$16,294	$14,474	$14,777
2024	$16,880	$14,894	$15,167
2024	$17,126	$14,880	$15,309

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/31/18
Open Shares	8.70%	7.37%	10.28%
MSCI ACWI ex-USA Index	11.62%	5.55%	7.49%
MSCI ACWI ex-USA Growth Index	9.88%	5.49%	8.05%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$272,402,344
# of Portfolio Holdings	50
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$983,578

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Halma PLC	3.5%
Aon PLC, Class A	3.3%
Partners Group Holding AG	3.1%
RELX PLC	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
SAP SE	3.0%
London Stock Exchange Group PLC	3.0%
ASML Holding NV	3.0%
HDFC Bank Ltd., ADR	2.9%

Top Sectors (% of Net Assets)

Information Technology	24.6%
Industrials	22.6%
Financials	17.4%
Consumer Discretionary	10.6%
Consumer Staples	8.8%
Communication Services	7.2%
Health Care	6.4%
Cash, Cash Equivalents and Repurchase Agreements	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Quality Growth Portfolio

RCMPX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$41	0.80%

Portfolio Performance

	R6 Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
2023	$1,000,000	$1,000,000	$1,000,000
2023	$988,563	$990,250	$988,000
2023	$1,027,877	$1,014,457	$1,033,448
2023	$1,043,603	$1,032,081	$1,043,886
2023	$1,017,870	$994,557	$1,014,970
2023	$1,068,620	$1,039,212	$1,053,539
2023	$1,085,061	$1,081,508	$1,086,365
2023	$1,034,310	$1,032,661	$1,030,965
2023	$987,848	$1,000,046	$976,530
2023	$960,686	$958,785	$938,543
2023	$1,055,754	$1,045,075	$1,035,682
2023	$1,119,034	$1,097,538	$1,085,187
2024	$1,111,118	$1,086,636	$1,076,940
2024	$1,152,856	$1,114,147	$1,118,079
2024	$1,178,763	$1,148,975	$1,149,385
2024	$1,108,239	$1,128,343	$1,117,547
2024	$1,148,539	$1,161,065	$1,147,051
2024	$1,165,090	$1,159,992	$1,157,811

Average Annual Total Returns (%)

	1 Year	Since Inception 2/22/23
R6 Shares	9.03%	11.95%
MSCI ACWI ex-USA Index	11.62%	11.59%
MSCI ACWI ex-USA Growth Index	9.88%	11.43%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$272,402,344
# of Portfolio Holdings	50
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$983,578

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Halma PLC	3.5%
Aon PLC, Class A	3.3%
Partners Group Holding AG	3.1%
RELX PLC	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
SAP SE	3.0%
London Stock Exchange Group PLC	3.0%
ASML Holding NV	3.0%
HDFC Bank Ltd., ADR	2.9%

Top Sectors (% of Net Assets)

Information Technology	24.6%
Industrials	22.6%
Financials	17.4%
Consumer Discretionary	10.6%
Consumer Staples	8.8%
Communication Services	7.2%
Health Care	6.4%
Cash, Cash Equivalents and Repurchase Agreements	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Small Cap Equity Portfolio

LZISX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	1.03%

Portfolio Performance

	Institutional Shares	MSCI EAFE IMI	MSCI EAFE Small Cap Index
2014	$10,000	$10,000	$10,000
2014	$9,758	$9,799	$9,765
2014	$9,779	$9,783	$9,747
2014	$9,256	$9,388	$9,218
2014	$9,284	$9,245	$9,036
2014	$9,229	$9,359	$9,058
2014	$9,183	$9,068	$9,009
2015	$9,128	$9,109	$9,024
2015	$9,770	$9,659	$9,609
2015	$9,678	$9,518	$9,510
2015	$10,073	$9,913	$9,947
2015	$10,220	$9,882	$10,051
2015	$10,201	$9,622	$9,924
2015	$10,247	$9,806	$10,008
2015	$9,659	$9,123	$9,569
2015	$9,382	$8,680	$9,246
2015	$9,807	$9,337	$9,800
2015	$10,010	$9,211	$9,803
2015	$10,075	$9,113	$9,875
2016	$9,483	$8,446	$9,098
2016	$9,326	$8,311	$9,087
2016	$10,112	$8,869	$9,816
2016	$10,056	$9,118	$10,041
2016	$10,167	$9,053	$10,093
2016	$9,770	$8,725	$9,561
2016	$10,140	$9,180	$10,147
2016	$9,953	$9,178	$10,087
2016	$10,262	$9,313	$10,387
2016	$9,784	$9,112	$10,093
2016	$9,540	$8,920	$9,809
2016	$9,598	$9,218	$10,090
2017	$9,902	$9,493	$10,447
2017	$9,997	$9,640	$10,681
2017	$10,264	$9,895	$10,894
2017	$10,844	$10,171	$11,360
2017	$11,205	$10,544	$11,778
2017	$11,215	$10,528	$11,755
2017	$11,710	$10,843	$12,182
2017	$11,814	$10,853	$12,281
2017	$12,223	$11,129	$12,632
2017	$12,499	$11,300	$12,845
2017	$12,765	$11,428	$13,048
2017	$13,117	$11,629	$13,396
2018	$13,717	$12,214	$14,081
2018	$13,108	$11,680	$13,581
2018	$13,212	$11,481	$13,428
2018	$13,051	$11,728	$13,610
2018	$12,937	$11,487	$13,480
2018	$12,746	$11,334	$13,217
2018	$12,851	$11,582	$13,303
2018	$12,563	$11,377	$13,197
2018	$12,369	$11,449	$13,102
2018	$10,843	$10,510	$11,841
2018	$10,707	$10,487	$11,757
2018	$9,853	$9,954	$10,999
2019	$10,814	$10,629	$11,886
2019	$11,051	$10,896	$12,152
2019	$10,893	$10,957	$12,171
2019	$11,279	$11,268	$12,539
2019	$10,834	$10,719	$11,875
2019	$11,259	$11,329	$12,379
2019	$11,002	$11,194	$12,291
2019	$10,787	$10,906	$11,988
2019	$11,052	$11,218	$12,324
2019	$11,510	$11,636	$12,884
2019	$11,877	$11,785	$13,169
2019	$12,416	$12,187	$13,744
2020	$12,080	$11,918	$13,346
2020	$11,052	$10,828	$12,036
2020	$9,137	$9,322	$9,961
2020	$10,094	$9,975	$10,996
2020	$10,827	$10,448	$11,781
2020	$11,225	$10,774	$11,942
2020	$11,581	$11,041	$12,343
2020	$12,144	$11,644	$13,264
2020	$12,040	$11,373	$13,165
2020	$11,716	$10,927	$12,709
2020	$13,167	$12,593	$14,454
2020	$14,085	$13,219	$15,441
2021	$14,074	$13,092	$15,384
2021	$14,387	$13,394	$15,791
2021	$14,565	$13,699	$16,137
2021	$15,504	$14,132	$16,786
2021	$15,890	$14,566	$17,121
2021	$15,764	$14,390	$16,837
2021	$16,004	$14,520	$17,123
2021	$16,645	$14,802	$17,617
2021	$16,032	$14,356	$16,988
2021	$16,286	$14,689	$17,254
2021	$15,367	$13,984	$16,290
2021	$15,751	$14,684	$17,000
2022	$14,676	$13,917	$15,756
2022	$14,102	$13,682	$15,556
2022	$13,959	$13,756	$15,549
2022	$13,071	$12,858	$14,483
2022	$12,999	$12,925	$14,378
2022	$11,322	$11,693	$12,800
2022	$12,082	$12,304	$13,646
2022	$11,149	$11,725	$13,041
2022	$10,025	$10,590	$11,542
2022	$10,520	$11,142	$12,030
2022	$11,854	$12,375	$13,223
2022	$11,605	$12,403	$13,365
2023	$12,616	$13,396	$14,363
2023	$12,329	$13,115	$14,051
2023	$12,450	$13,389	$14,022
2023	$12,601	$13,752	$14,304
2023	$12,193	$13,171	$13,706
2023	$12,329	$13,740	$14,102
2023	$12,616	$14,207	$14,726
2023	$12,276	$13,673	$14,236
2023	$11,566	$13,187	$13,605
2023	$10,961	$12,619	$12,807
2023	$12,080	$13,803	$14,095
2023	$12,946	$14,574	$15,123
2024	$12,576	$14,613	$14,873
2024	$12,468	$14,852	$14,930
2024	$12,776	$15,349	$15,485
2024	$12,298	$14,947	$15,025
2024	$12,776	$15,535	$15,676
2024	$12,591	$15,254	$15,228

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	2.13%	2.26%	2.33%
MSCI EAFE IMI	11.02%	6.13%	4.31%
MSCI EAFE Small Cap Index	7.78%	4.19%	4.29%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the MSCI EAFE IMI replaced the MSCI EAFE Small Cap Index as the Portfolio’s broad-based securities market index. The MSCI EAFE IMI was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$10,670,050
# of Portfolio Holdings	87
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Zealand Pharma AS	2.0%
JTC PLC	1.8%
Britvic PLC	1.8%
SBI Sumishin Net Bank Ltd.	1.8%
Arca Continental SAB de CV	1.8%
Jumbo SA	1.7%
USS Co. Ltd.	1.6%
AUB Group Ltd.	1.6%
CTP NV	1.5%
Kemira OYJ	1.5%

Top 10 Sectors (% of Net Assets)

Industrials	23.3%
Financials	14.6%
Consumer Discretionary	13.6%
Real Estate	8.9%
Information Technology	8.6%
Consumer Staples	8.2%
Health Care	8.1%
Materials	5.7%
Utilities	2.6%
Energy	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Small Cap Equity Portfolio

LZSMX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$63	1.28%

Portfolio Performance

	Open Shares	MSCI EAFE IMI	MSCI EAFE Small Cap Index
2014	$10,000	$10,000	$10,000
2014	$9,758	$9,799	$9,765
2014	$9,769	$9,783	$9,747
2014	$9,248	$9,388	$9,218
2014	$9,276	$9,245	$9,036
2014	$9,221	$9,359	$9,058
2014	$9,166	$9,068	$9,009
2015	$9,111	$9,109	$9,024
2015	$9,751	$9,659	$9,609
2015	$9,659	$9,518	$9,510
2015	$10,052	$9,913	$9,947
2015	$10,189	$9,882	$10,051
2015	$10,171	$9,622	$9,924
2015	$10,217	$9,806	$10,008
2015	$9,632	$9,123	$9,569
2015	$9,347	$8,680	$9,246
2015	$9,769	$9,337	$9,800
2015	$9,962	$9,211	$9,803
2015	$10,036	$9,113	$9,875
2016	$9,439	$8,446	$9,098
2016	$9,283	$8,311	$9,087
2016	$10,063	$8,869	$9,816
2016	$10,008	$9,118	$10,041
2016	$10,109	$9,053	$10,093
2016	$9,714	$8,725	$9,561
2016	$10,081	$9,180	$10,147
2016	$9,890	$9,178	$10,087
2016	$10,197	$9,313	$10,387
2016	$9,732	$9,112	$10,093
2016	$9,481	$8,920	$9,809
2016	$9,533	$9,218	$10,090
2017	$9,834	$9,493	$10,447
2017	$9,928	$9,640	$10,681
2017	$10,191	$9,895	$10,894
2017	$10,764	$10,171	$11,360
2017	$11,122	$10,544	$11,778
2017	$11,131	$10,528	$11,755
2017	$11,620	$10,843	$12,182
2017	$11,723	$10,853	$12,281
2017	$12,118	$11,129	$12,632
2017	$12,391	$11,300	$12,845
2017	$12,654	$11,428	$13,048
2017	$12,992	$11,629	$13,396
2018	$13,585	$12,214	$14,081
2018	$12,983	$11,680	$13,581
2018	$13,077	$11,481	$13,428
2018	$12,927	$11,728	$13,610
2018	$12,804	$11,487	$13,480
2018	$12,616	$11,334	$13,217
2018	$12,720	$11,582	$13,303
2018	$12,423	$11,377	$13,197
2018	$12,231	$11,449	$13,102
2018	$10,718	$10,510	$11,841
2018	$10,593	$10,487	$11,757
2018	$9,732	$9,954	$10,999
2019	$10,679	$10,629	$11,886
2019	$10,913	$10,896	$12,152
2019	$10,757	$10,957	$12,171
2019	$11,138	$11,268	$12,539
2019	$10,689	$10,719	$11,875
2019	$11,109	$11,329	$12,379
2019	$10,855	$11,194	$12,291
2019	$10,643	$10,906	$11,988
2019	$10,894	$11,218	$12,324
2019	$11,355	$11,636	$12,884
2019	$11,707	$11,785	$13,169
2019	$12,239	$12,187	$13,744
2020	$11,908	$11,918	$13,346
2020	$10,894	$10,828	$12,036
2020	$8,996	$9,322	$9,961
2020	$9,940	$9,975	$10,996
2020	$10,663	$10,448	$11,781
2020	$11,044	$10,774	$11,942
2020	$11,396	$11,041	$12,343
2020	$11,951	$11,644	$13,264
2020	$11,848	$11,373	$13,165
2020	$11,530	$10,927	$12,709
2020	$12,946	$12,593	$14,454
2020	$13,849	$13,219	$15,441
2021	$13,828	$13,092	$15,384
2021	$14,136	$13,394	$15,791
2021	$14,310	$13,699	$16,137
2021	$15,234	$14,132	$16,786
2021	$15,603	$14,566	$17,121
2021	$15,480	$14,390	$16,837
2021	$15,716	$14,520	$17,123
2021	$16,345	$14,802	$17,617
2021	$15,744	$14,356	$16,988
2021	$15,983	$14,689	$17,254
2021	$15,082	$13,984	$16,290
2021	$15,456	$14,684	$17,000
2022	$14,391	$13,917	$15,756
2022	$13,830	$13,682	$15,556
2022	$13,676	$13,756	$15,549
2022	$12,808	$12,858	$14,483
2022	$12,737	$12,925	$14,378
2022	$11,098	$11,693	$12,800
2022	$11,827	$12,304	$13,646
2022	$10,915	$11,725	$13,041
2022	$9,816	$10,590	$11,542
2022	$10,300	$11,142	$12,030
2022	$11,604	$12,375	$13,223
2022	$11,361	$12,403	$13,365
2023	$12,347	$13,396	$14,363
2023	$12,053	$13,115	$14,051
2023	$12,171	$13,389	$14,022
2023	$12,318	$13,752	$14,304
2023	$11,920	$13,171	$13,706
2023	$12,053	$13,740	$14,102
2023	$12,332	$14,207	$14,726
2023	$12,001	$13,673	$14,236
2023	$11,294	$13,187	$13,605
2023	$10,704	$12,619	$12,807
2023	$11,780	$13,803	$14,095
2023	$12,638	$14,574	$15,123
2024	$12,263	$14,613	$14,873
2024	$12,173	$14,852	$14,930
2024	$12,458	$15,349	$15,485
2024	$11,993	$14,947	$15,025
2024	$12,458	$15,535	$15,676
2024	$12,278	$15,254	$15,228

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	1.87%	2.02%	2.07%
MSCI EAFE IMI	11.02%	6.13%	4.31%
MSCI EAFE Small Cap Index	7.78%	4.19%	4.29%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the MSCI EAFE IMI replaced the MSCI EAFE Small Cap Index as the Portfolio’s broad-based securities market index. The MSCI EAFE IMI was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$10,670,050
# of Portfolio Holdings	87
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Zealand Pharma AS	2.0%
JTC PLC	1.8%
Britvic PLC	1.8%
SBI Sumishin Net Bank Ltd.	1.8%
Arca Continental SAB de CV	1.8%
Jumbo SA	1.7%
USS Co. Ltd.	1.6%
AUB Group Ltd.	1.6%
CTP NV	1.5%
Kemira OYJ	1.5%

Top 10 Sectors (% of Net Assets)

Industrials	23.3%
Financials	14.6%
Consumer Discretionary	13.6%
Real Estate	8.9%
Information Technology	8.6%
Consumer Staples	8.2%
Health Care	8.1%
Materials	5.7%
Utilities	2.6%
Energy	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Strategic Equity Portfolio

LISIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.82%

Portfolio Performance

	Institutional Shares	MSCI EAFE Index
2014	$10,000	$10,000
2014	$9,629	$9,803
2014	$9,743	$9,788
2014	$9,428	$9,412
2014	$9,632	$9,276
2014	$9,691	$9,402
2014	$9,274	$9,077
2015	$9,261	$9,121
2015	$9,795	$9,667
2015	$9,727	$9,520
2015	$9,937	$9,908
2015	$9,991	$9,858
2015	$9,849	$9,579
2015	$9,896	$9,778
2015	$9,207	$9,058
2015	$8,794	$8,598
2015	$9,376	$9,270
2015	$9,308	$9,126
2015	$9,116	$9,003
2016	$8,651	$8,352
2016	$8,535	$8,199
2016	$9,089	$8,732
2016	$9,150	$8,985
2016	$9,164	$8,903
2016	$8,973	$8,604
2016	$9,192	$9,040
2016	$9,082	$9,047
2016	$9,171	$9,158
2016	$8,822	$8,971
2016	$8,528	$8,792
2016	$8,645	$9,093
2017	$8,853	$9,356
2017	$8,916	$9,490
2017	$9,138	$9,751
2017	$9,465	$9,999
2017	$9,875	$10,366
2017	$9,854	$10,347
2017	$10,236	$10,645
2017	$10,222	$10,641
2017	$10,417	$10,906
2017	$10,598	$11,072
2017	$10,799	$11,188
2017	$11,053	$11,367
2018	$11,764	$11,938
2018	$11,278	$11,399
2018	$11,306	$11,193
2018	$11,299	$11,449
2018	$11,278	$11,192
2018	$11,074	$11,055
2018	$11,222	$11,327
2018	$11,104	$11,108
2018	$11,210	$11,205
2018	$10,266	$10,313
2018	$10,407	$10,299
2018	$9,909	$9,800
2019	$10,585	$10,444
2019	$10,931	$10,710
2019	$11,046	$10,778
2019	$11,377	$11,081
2019	$10,847	$10,549
2019	$11,438	$11,174
2019	$11,223	$11,032
2019	$11,042	$10,747
2019	$11,265	$11,055
2019	$11,473	$11,452
2019	$11,635	$11,581
2019	$12,044	$11,958
2020	$11,872	$11,708
2020	$10,964	$10,650
2020	$9,178	$9,228
2020	$9,820	$9,824
2020	$10,314	$10,251
2020	$10,650	$10,600
2020	$11,065	$10,847
2020	$11,726	$11,404
2020	$11,365	$11,108
2020	$10,981	$10,665
2020	$12,691	$12,318
2020	$13,319	$12,890
2021	$12,963	$12,752
2021	$13,303	$13,038
2021	$13,691	$13,338
2021	$14,292	$13,739
2021	$14,688	$14,187
2021	$14,316	$14,027
2021	$14,427	$14,132
2021	$14,794	$14,381
2021	$14,232	$13,964
2021	$14,541	$14,307
2021	$13,621	$13,642
2021	$14,117	$14,341
2022	$13,591	$13,648
2022	$13,212	$13,406
2022	$12,927	$13,492
2022	$12,168	$12,619
2022	$12,435	$12,714
2022	$11,418	$11,534
2022	$12,004	$12,108
2022	$11,271	$11,533
2022	$10,254	$10,455
2022	$10,961	$11,017
2022	$12,090	$12,258
2022	$11,735	$12,268
2023	$12,609	$13,261
2023	$12,224	$12,984
2023	$12,653	$13,306
2023	$12,705	$13,682
2023	$12,565	$13,103
2023	$13,142	$13,699
2023	$13,274	$14,143
2023	$12,831	$13,601
2023	$12,280	$13,136
2023	$11,825	$12,604
2023	$13,024	$13,774
2023	$13,736	$14,505
2024	$13,630	$14,589
2024	$14,242	$14,856
2024	$14,526	$15,345
2024	$13,825	$14,952
2024	$14,366	$15,531
2024	$14,064	$15,285

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	7.02%	4.22%	3.47%
MSCI EAFE Index	11.54%	6.46%	4.33%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$3,712,248,136
# of Portfolio Holdings	62
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,180,194

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	5.5%
ASML Holding NV	4.3%
RELX PLC	3.3%
ICON PLC	2.8%
Siemens AG	2.4%
Aon PLC, Class A	2.4%
Coca-Cola Europacific Partners PLC	2.3%
ABB Ltd.	2.2%
Accenture PLC, Class A	2.2%
Airbus SE	2.1%

Top 10 Sectors (% of Net Assets)

Industrials	23.8%
Information Technology	19.6%
Financials	17.7%
Health Care	14.0%
Consumer Staples	8.0%
Consumer Discretionary	5.7%
Utilities	3.5%
Communication Services	2.5%
Cash, Cash Equivalents and Repurchase Agreements	2.2%
Energy	1.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Strategic Equity Portfolio

LISOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$54	1.08%

Portfolio Performance

	Open Shares	MSCI EAFE Index
2014	$10,000	$10,000
2014	$9,625	$9,803
2014	$9,738	$9,788
2014	$9,419	$9,412
2014	$9,627	$9,276
2014	$9,680	$9,402
2014	$9,256	$9,077
2015	$9,250	$9,121
2015	$9,779	$9,667
2015	$9,705	$9,520
2015	$9,913	$9,908
2015	$9,966	$9,858
2015	$9,826	$9,579
2015	$9,866	$9,778
2015	$9,183	$9,058
2015	$8,761	$8,598
2015	$9,343	$9,270
2015	$9,270	$9,126
2015	$9,082	$9,003
2016	$8,615	$8,352
2016	$8,500	$8,199
2016	$9,048	$8,732
2016	$9,109	$8,985
2016	$9,115	$8,903
2016	$8,926	$8,604
2016	$9,142	$9,040
2016	$9,027	$9,047
2016	$9,115	$9,158
2016	$8,764	$8,971
2016	$8,473	$8,792
2016	$8,594	$9,093
2017	$8,792	$9,356
2017	$8,854	$9,490
2017	$9,073	$9,751
2017	$9,395	$9,999
2017	$9,799	$10,366
2017	$9,778	$10,347
2017	$10,155	$10,645
2017	$10,141	$10,641
2017	$10,326	$10,906
2017	$10,511	$11,072
2017	$10,703	$11,188
2017	$10,952	$11,367
2018	$11,657	$11,938
2018	$11,173	$11,399
2018	$11,194	$11,193
2018	$11,187	$11,449
2018	$11,166	$11,192
2018	$10,959	$11,055
2018	$11,104	$11,327
2018	$10,988	$11,108
2018	$11,085	$11,205
2018	$10,151	$10,313
2018	$10,283	$10,299
2018	$9,796	$9,800
2019	$10,459	$10,444
2019	$10,805	$10,710
2019	$10,910	$10,778
2019	$11,234	$11,081
2019	$10,707	$10,549
2019	$11,294	$11,174
2019	$11,076	$11,032
2019	$10,898	$10,747
2019	$11,117	$11,055
2019	$11,313	$11,452
2019	$11,471	$11,581
2019	$11,873	$11,958
2020	$11,697	$11,708
2020	$10,802	$10,650
2020	$9,043	$9,228
2020	$9,678	$9,824
2020	$10,160	$10,251
2020	$10,489	$10,600
2020	$10,894	$10,847
2020	$11,540	$11,404
2020	$11,179	$11,108
2020	$10,804	$10,665
2020	$12,482	$12,318
2020	$13,101	$12,890
2021	$12,746	$12,752
2021	$13,078	$13,038
2021	$13,448	$13,338
2021	$14,042	$13,739
2021	$14,427	$14,187
2021	$14,057	$14,027
2021	$14,165	$14,132
2021	$14,523	$14,381
2021	$13,967	$13,964
2021	$14,268	$14,307
2021	$13,365	$13,642
2021	$13,844	$14,341
2022	$13,333	$13,648
2022	$12,948	$13,406
2022	$12,672	$13,492
2022	$11,926	$12,619
2022	$12,186	$12,714
2022	$11,189	$11,534
2022	$11,759	$12,108
2022	$11,039	$11,533
2022	$10,042	$10,455
2022	$10,729	$11,017
2022	$11,826	$12,258
2022	$11,485	$12,268
2023	$12,332	$13,261
2023	$11,959	$12,984
2023	$12,366	$13,306
2023	$12,417	$13,682
2023	$12,281	$13,103
2023	$12,840	$13,699
2023	$12,967	$14,143
2023	$12,539	$13,601
2023	$11,996	$13,136
2023	$11,547	$12,604
2023	$12,708	$13,774
2023	$13,398	$14,505
2024	$13,304	$14,589
2024	$13,895	$14,856
2024	$14,161	$15,345
2024	$13,475	$14,952
2024	$14,006	$15,531
2024	$13,706	$15,285

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	6.75%	3.95%	3.20%
MSCI EAFE Index	11.54%	6.46%	4.33%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$3,712,248,136
# of Portfolio Holdings	62
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,180,194

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	5.5%
ASML Holding NV	4.3%
RELX PLC	3.3%
ICON PLC	2.8%
Siemens AG	2.4%
Aon PLC, Class A	2.4%
Coca-Cola Europacific Partners PLC	2.3%
ABB Ltd.	2.2%
Accenture PLC, Class A	2.2%
Airbus SE	2.1%

Top 10 Sectors (% of Net Assets)

Industrials	23.8%
Information Technology	19.6%
Financials	17.7%
Health Care	14.0%
Consumer Staples	8.0%
Consumer Discretionary	5.7%
Utilities	3.5%
Communication Services	2.5%
Cash, Cash Equivalents and Repurchase Agreements	2.2%
Energy	1.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard International Strategic Equity Portfolio

RLITX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$41	0.82%

Portfolio Performance

	R6 Shares	MSCI EAFE Index
2015	$1,000,000	-
2015	$1,000,730	$1,023,850
2015	$1,057,664	$1,085,076
2015	$1,049,635	$1,068,583
2015	$1,072,993	$1,112,181
2015	$1,078,102	$1,106,509
2015	$1,062,774	$1,075,195
2015	$1,067,883	$1,097,559
2015	$993,431	$1,016,779
2015	$948,175	$965,126
2015	$1,010,949	$1,040,599
2015	$1,003,650	$1,024,366
2015	$982,721	$1,010,537
2016	$932,627	$937,461
2016	$920,104	$920,286
2016	$979,774	$980,166
2016	$986,404	$1,008,543
2016	$987,878	$999,381
2016	$967,251	$965,834
2016	$990,824	$1,014,783
2016	$979,038	$1,015,504
2016	$988,614	$1,027,978
2016	$951,044	$1,006,951
2016	$919,367	$986,897
2016	$931,938	$1,020,642
2017	$954,394	$1,050,241
2017	$961,131	$1,065,260
2017	$985,084	$1,094,554
2017	$1,020,266	$1,122,356
2017	$1,064,430	$1,163,546
2017	$1,062,184	$1,161,452
2017	$1,103,354	$1,194,902
2017	$1,101,857	$1,194,452
2017	$1,122,816	$1,224,193
2017	$1,143,027	$1,242,783
2017	$1,163,986	$1,255,818
2017	$1,191,192	$1,275,975
2018	$1,267,774	$1,339,977
2018	$1,215,456	$1,279,496
2018	$1,218,489	$1,256,434
2018	$1,217,730	$1,285,122
2018	$1,215,456	$1,256,235
2018	$1,193,467	$1,240,888
2018	$1,209,390	$1,271,414
2018	$1,197,471	$1,246,876
2018	$1,208,089	$1,257,723
2018	$1,107,225	$1,157,609
2018	$1,121,634	$1,156,104
2018	$1,067,953	$1,100,033
2019	$1,140,806	$1,172,327
2019	$1,178,060	$1,202,211
2019	$1,191,306	$1,209,792
2019	$1,226,076	$1,243,799
2019	$1,168,953	$1,184,064
2019	$1,233,527	$1,254,309
2019	$1,209,519	$1,238,379
2019	$1,189,973	$1,206,305
2019	$1,214,021	$1,240,926
2019	$1,236,411	$1,285,475
2019	$1,253,825	$1,300,001
2019	$1,297,948	$1,342,251
2020	$1,279,394	$1,314,198
2020	$1,181,563	$1,195,395
2020	$989,274	$1,035,810
2020	$1,058,431	$1,102,723
2020	$1,111,563	$1,150,691
2020	$1,148,671	$1,189,815
2020	$1,192,527	$1,217,537
2020	$1,264,511	$1,280,119
2020	$1,224,810	$1,246,836
2020	$1,183,420	$1,197,087
2020	$1,368,409	$1,382,636
2020	$1,436,056	$1,446,928
2021	$1,397,705	$1,431,446
2021	$1,433,500	$1,463,510
2021	$1,475,260	$1,497,171
2021	$1,540,884	$1,542,236
2021	$1,583,497	$1,592,513
2021	$1,543,441	$1,574,517
2021	$1,555,373	$1,586,326
2021	$1,594,929	$1,614,246
2021	$1,533,487	$1,567,432
2021	$1,566,769	$1,605,991
2021	$1,468,632	$1,531,313
2021	$1,521,151	$1,609,716
2022	$1,465,431	$1,531,967
2022	$1,423,642	$1,504,851
2022	$1,392,996	$1,514,482
2022	$1,311,273	$1,416,495
2022	$1,340,062	$1,427,119
2022	$1,230,480	$1,294,682
2022	$1,294,557	$1,359,157
2022	$1,214,692	$1,294,597
2022	$1,105,110	$1,173,552
2022	$1,181,260	$1,236,690
2022	$1,302,915	$1,375,941
2022	$1,264,589	$1,377,041
2023	$1,359,693	$1,488,582
2023	$1,318,262	$1,457,470
2023	$1,363,459	$1,493,616
2023	$1,369,109	$1,535,736
2023	$1,354,043	$1,470,774
2023	$1,416,190	$1,537,694
2023	$1,431,255	$1,587,516
2023	$1,383,600	$1,526,714
2023	$1,324,222	$1,474,500
2023	$1,274,270	$1,414,783
2023	$1,403,393	$1,546,075
2023	$1,480,105	$1,628,171
2024	$1,469,594	$1,637,615
2024	$1,535,525	$1,667,583
2024	$1,565,146	$1,722,447
2024	$1,490,616	$1,678,352
2024	$1,548,902	$1,743,304
2024	$1,515,459	$1,715,669

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/20/15
R6 Shares	7.01%	4.20%	4.50%
MSCI EAFE Index	11.54%	6.46%	5.88%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$3,712,248,136
# of Portfolio Holdings	62
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,180,194

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	5.5%
ASML Holding NV	4.3%
RELX PLC	3.3%
ICON PLC	2.8%
Siemens AG	2.4%
Aon PLC, Class A	2.4%
Coca-Cola Europacific Partners PLC	2.3%
ABB Ltd.	2.2%
Accenture PLC, Class A	2.2%
Airbus SE	2.1%

Top 10 Sectors (% of Net Assets)

Industrials	23.8%
Information Technology	19.6%
Financials	17.7%
Health Care	14.0%
Consumer Staples	8.0%
Consumer Discretionary	5.7%
Utilities	3.5%
Communication Services	2.5%
Cash, Cash Equivalents and Repurchase Agreements	2.2%
Energy	1.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Managed Equity Volatility Portfolio

MEVIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Managed Equity Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.76%

Portfolio Performance

	Institutional Shares	MSCI World Index
2015	$10,000	$10,000
2015	$10,000	$10,000
2015	$9,850	$9,767
2015	$9,980	$9,942
2015	$9,340	$9,284
2015	$9,260	$8,941
2015	$9,840	$9,649
2015	$9,780	$9,601
2015	$9,758	$9,432
2016	$9,452	$8,868
2016	$9,483	$8,802
2016	$10,103	$9,400
2016	$10,124	$9,548
2016	$10,114	$9,602
2016	$10,276	$9,494
2016	$10,582	$9,895
2016	$10,408	$9,903
2016	$10,418	$9,955
2016	$10,133	$9,762
2016	$10,184	$9,903
2016	$10,387	$10,140
2017	$10,626	$10,384
2017	$10,938	$10,672
2017	$11,083	$10,786
2017	$11,260	$10,945
2017	$11,468	$11,177
2017	$11,468	$11,220
2017	$11,655	$11,488
2017	$11,738	$11,504
2017	$11,842	$11,762
2017	$12,040	$11,984
2017	$12,383	$12,244
2017	$12,523	$12,409
2018	$12,924	$13,065
2018	$12,404	$12,524
2018	$12,296	$12,251
2018	$12,318	$12,392
2018	$12,372	$12,470
2018	$12,318	$12,464
2018	$12,675	$12,853
2018	$12,819	$13,012
2018	$12,895	$13,085
2018	$12,169	$12,124
2018	$12,397	$12,263
2018	$11,621	$11,331
2019	$12,447	$12,212
2019	$12,833	$12,580
2019	$13,009	$12,745
2019	$13,108	$13,197
2019	$12,711	$12,436
2019	$13,361	$13,255
2019	$13,361	$13,321
2019	$13,299	$13,048
2019	$13,486	$13,326
2019	$13,630	$13,665
2019	$13,872	$14,046
2019	$14,142	$14,467
2020	$13,997	$14,379
2020	$12,824	$13,164
2020	$11,260	$11,422
2020	$11,941	$12,670
2020	$12,355	$13,282
2020	$12,288	$13,634
2020	$12,600	$14,285
2020	$13,095	$15,240
2020	$12,824	$14,714
2020	$12,315	$14,262
2020	$13,095	$16,086
2020	$13,409	$16,768
2021	$13,250	$16,602
2021	$13,193	$17,027
2021	$14,047	$17,594
2021	$14,388	$18,413
2021	$14,616	$18,678
2021	$14,741	$18,956
2021	$15,185	$19,295
2021	$15,474	$19,776
2021	$14,806	$18,955
2021	$15,290	$20,028
2021	$15,002	$19,589
2021	$15,957	$20,426
2022	$15,242	$19,345
2022	$15,072	$18,856
2022	$15,581	$19,372
2022	$14,927	$17,763
2022	$14,927	$17,777
2022	$14,333	$16,237
2022	$14,891	$17,527
2022	$14,299	$16,794
2022	$13,305	$15,232
2022	$14,152	$16,326
2022	$15,096	$17,460
2022	$14,884	$16,718
2023	$15,158	$17,902
2023	$14,747	$17,472
2023	$15,158	$18,012
2023	$15,558	$18,327
2023	$14,896	$18,144
2023	$15,458	$19,242
2023	$15,595	$19,888
2023	$15,364	$19,413
2023	$15,039	$18,576
2023	$14,863	$18,038
2023	$15,539	$19,730
2023	$16,022	$20,698
2024	$16,334	$20,947
2024	$16,658	$21,835
2024	$17,191	$22,536
2024	$16,464	$21,700
2024	$16,905	$22,670
2024	$16,801	$23,132

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	8.69%	4.69%	5.87%
MSCI World Index	20.19%	11.78%	9.67%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$15,372,878
# of Portfolio Holdings	189
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Roche Holding AG	1.8%
Colgate-Palmolive Co.	1.7%
Japan Post Holdings Co. Ltd.	1.6%
Kimberly-Clark Corp.	1.6%
Procter & Gamble Co.	1.5%
Xcel Energy, Inc.	1.5%
PepsiCo, Inc.	1.5%
Walmart, Inc.	1.5%
Gilead Sciences, Inc.	1.4%
Osaka Gas Co. Ltd.	1.2%

Top 10 Sectors (% of Net Assets)

Health Care	19.5%
Consumer Staples	18.8%
Financials	13.1%
Industrials	10.1%
Utilities	9.4%
Communication Services	8.9%
Information Technology	7.7%
Real Estate	4.8%
Cash, Cash Equivalents and Repurchase Agreements	2.9%
Materials	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Managed Equity Volatility Portfolio

MEVOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Managed Equity Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$51	1.01%

Portfolio Performance

	Open Shares	MSCI World Index
2015	$10,000	$10,000
2015	$10,000	$10,000
2015	$9,850	$9,767
2015	$9,970	$9,942
2015	$9,330	$9,284
2015	$9,250	$8,941
2015	$9,830	$9,649
2015	$9,760	$9,601
2015	$9,740	$9,432
2016	$9,436	$8,868
2016	$9,466	$8,802
2016	$10,075	$9,400
2016	$10,096	$9,548
2016	$10,075	$9,602
2016	$10,238	$9,494
2016	$10,543	$9,895
2016	$10,369	$9,903
2016	$10,380	$9,955
2016	$10,094	$9,762
2016	$10,135	$9,903
2016	$10,338	$10,140
2017	$10,566	$10,384
2017	$10,876	$10,672
2017	$11,021	$10,786
2017	$11,197	$10,945
2017	$11,404	$11,177
2017	$11,394	$11,220
2017	$11,580	$11,488
2017	$11,653	$11,504
2017	$11,756	$11,762
2017	$11,953	$11,984
2017	$12,294	$12,244
2017	$12,417	$12,409
2018	$12,826	$13,065
2018	$12,299	$12,524
2018	$12,192	$12,251
2018	$12,203	$12,392
2018	$12,267	$12,470
2018	$12,203	$12,464
2018	$12,546	$12,853
2018	$12,690	$13,012
2018	$12,765	$13,085
2018	$12,044	$12,124
2018	$12,259	$12,263
2018	$11,487	$11,331
2019	$12,304	$12,212
2019	$12,685	$12,580
2019	$12,849	$12,745
2019	$12,947	$13,197
2019	$12,544	$12,436
2019	$13,198	$13,255
2019	$13,187	$13,321
2019	$13,114	$13,048
2019	$13,300	$13,326
2019	$13,441	$13,665
2019	$13,681	$14,046
2019	$13,941	$14,467
2020	$13,797	$14,379
2020	$12,640	$13,164
2020	$11,086	$11,422
2020	$11,770	$12,670
2020	$12,166	$13,282
2020	$12,100	$13,634
2020	$12,409	$14,285
2020	$12,897	$15,240
2020	$12,618	$14,714
2020	$12,116	$14,262
2020	$12,885	$16,086
2020	$13,196	$16,768
2021	$13,028	$16,602
2021	$12,961	$17,027
2021	$13,812	$17,594
2021	$14,148	$18,413
2021	$14,361	$18,678
2021	$14,473	$18,956
2021	$14,910	$19,295
2021	$15,195	$19,776
2021	$14,537	$18,955
2021	$15,002	$20,028
2021	$14,718	$19,589
2021	$15,653	$20,426
2022	$14,951	$19,345
2022	$14,785	$18,856
2022	$15,272	$19,372
2022	$14,630	$17,763
2022	$14,630	$17,777
2022	$14,047	$16,237
2022	$14,594	$17,527
2022	$14,002	$16,794
2022	$13,026	$15,232
2022	$13,857	$16,326
2022	$14,772	$17,460
2022	$14,563	$16,718
2023	$14,832	$17,902
2023	$14,417	$17,472
2023	$14,832	$18,012
2023	$15,211	$18,327
2023	$14,563	$18,144
2023	$15,113	$19,242
2023	$15,247	$19,888
2023	$15,021	$19,413
2023	$14,690	$18,576
2023	$14,519	$18,038
2023	$15,180	$19,730
2023	$15,639	$20,698
2024	$15,944	$20,947
2024	$16,261	$21,835
2024	$16,768	$22,536
2024	$16,070	$21,700
2024	$16,489	$22,670
2024	$16,375	$23,132

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Open Shares	8.35%	4.41%	5.57%
MSCI World Index	20.19%	11.78%	9.67%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$15,372,878
# of Portfolio Holdings	189
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Roche Holding AG	1.8%
Colgate-Palmolive Co.	1.7%
Japan Post Holdings Co. Ltd.	1.6%
Kimberly-Clark Corp.	1.6%
Procter & Gamble Co.	1.5%
Xcel Energy, Inc.	1.5%
PepsiCo, Inc.	1.5%
Walmart, Inc.	1.5%
Gilead Sciences, Inc.	1.4%
Osaka Gas Co. Ltd.	1.2%

Top 10 Sectors (% of Net Assets)

Health Care	19.5%
Consumer Staples	18.8%
Financials	13.1%
Industrials	10.1%
Utilities	9.4%
Communication Services	8.9%
Information Technology	7.7%
Real Estate	4.8%
Cash, Cash Equivalents and Repurchase Agreements	2.9%
Materials	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Real Assets Portfolio

RALIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.80%

Portfolio Performance

	Institutional Shares	MSCI World Index	Real Assets Blend Index
2016	$10,000	$10,000	$10,000
2016	$10,000	$10,000	$10,000
2017	$10,070	$10,241	$10,101
2017	$10,280	$10,525	$10,312
2017	$10,305	$10,638	$10,272
2017	$10,396	$10,795	$10,318
2017	$10,516	$11,023	$10,481
2017	$10,451	$11,066	$10,483
2017	$10,561	$11,330	$10,717
2017	$10,621	$11,346	$10,832
2017	$10,621	$11,600	$10,781
2017	$10,752	$11,820	$10,905
2017	$10,913	$12,076	$11,064
2017	$10,990	$12,239	$11,201
2018	$11,092	$12,885	$11,330
2018	$10,693	$12,352	$10,793
2018	$10,723	$12,083	$10,924
2018	$10,888	$12,222	$11,140
2018	$10,908	$12,299	$11,247
2018	$10,888	$12,293	$11,215
2018	$10,981	$12,676	$11,244
2018	$10,952	$12,833	$11,157
2018	$10,952	$12,905	$11,129
2018	$10,558	$11,958	$10,778
2018	$10,641	$12,094	$11,048
2018	$10,160	$11,175	$10,452
2019	$10,742	$12,045	$11,325
2019	$10,937	$12,407	$11,453
2019	$11,044	$12,570	$11,728
2019	$11,152	$13,016	$11,692
2019	$10,958	$12,265	$11,520
2019	$11,271	$13,073	$11,838
2019	$11,293	$13,139	$11,806
2019	$11,305	$12,869	$11,804
2019	$11,446	$13,143	$11,997
2019	$11,576	$13,477	$12,206
2019	$11,544	$13,853	$12,023
2019	$11,793	$14,269	$12,454
2020	$11,782	$14,182	$12,227
2020	$11,230	$12,983	$11,397
2020	$9,931	$11,266	$9,575
2020	$10,363	$12,496	$10,005
2020	$10,617	$13,099	$10,314
2020	$10,723	$13,447	$10,433
2020	$10,989	$14,089	$10,839
2020	$11,260	$15,030	$11,230
2020	$10,993	$14,512	$10,934
2020	$10,881	$14,066	$10,789
2020	$11,628	$15,865	$11,665
2020	$11,865	$16,538	$12,008
2021	$11,716	$16,374	$12,027
2021	$12,049	$16,794	$12,396
2021	$12,324	$17,353	$12,715
2021	$13,083	$18,160	$13,464
2021	$13,348	$18,421	$13,707
2021	$13,463	$18,696	$13,783
2021	$13,727	$19,030	$14,060
2021	$13,785	$19,504	$14,202
2021	$13,707	$18,695	$14,002
2021	$14,285	$19,753	$14,605
2021	$13,973	$19,320	$13,955
2021	$14,428	$20,145	$14,748
2022	$14,428	$19,080	$14,767
2022	$14,505	$18,597	$14,937
2022	$15,407	$19,107	$15,915
2022	$15,368	$17,519	$15,645
2022	$15,342	$17,533	$15,607
2022	$13,876	$16,014	$14,280
2022	$14,731	$17,286	$15,073
2022	$14,333	$16,563	$14,631
2022	$12,810	$15,023	$13,031
2022	$13,215	$16,102	$13,362
2022	$13,790	$17,221	$14,201
2022	$13,209	$16,489	$13,827
2023	$13,790	$17,656	$14,376
2023	$13,236	$17,233	$13,682
2023	$13,231	$17,765	$13,644
2023	$13,342	$18,076	$13,790
2023	$12,785	$17,895	$13,056
2023	$13,180	$18,978	$13,539
2023	$13,601	$19,615	$14,077
2023	$13,278	$19,147	$13,661
2023	$12,817	$18,321	$13,131
2023	$12,634	$17,790	$12,925
2023	$13,365	$19,459	$13,706
2023	$13,795	$20,414	$14,166
2024	$13,495	$20,659	$13,855
2024	$13,524	$21,535	$13,806
2024	$13,913	$22,226	$14,243
2024	$13,597	$21,402	$13,943
2024	$14,043	$22,359	$14,393
2024	$14,012	$22,806	$14,248

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	6.31%	4.45%	4.60%
MSCI World Index	20.19%	11.78%	11.62%
Real Assets Blend Index	5.25%	3.77%	4.83%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$24,607,893
# of Portfolio Holdings	138
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.8%
iShares Silver Trust	2.0%
Prologis, Inc.	1.8%
Targa Resources Corp.	1.8%
SBA Communications Corp.	1.5%
Equinix, Inc.	1.5%
American Tower Corp.	1.4%
Crown Castle, Inc.	1.4%
AvalonBay Communities, Inc.	1.4%
Ventas, Inc.	1.3%

Top Sectors (% of Net Assets)

Real Estate	39.1%
Cash, Cash Equivalents and Repurchase Agreements	20.4%
Utilities	15.4%
Industrials	6.3%
Energy	6.2%
Exchange-Traded Funds	5.9%
Communication Services	1.3%
Materials	1.2%
Consumer Discretionary	0.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Real Assets Portfolio

RALOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$53	1.05%

Portfolio Performance

	Open Shares	MSCI World Index	Real Assets Blend Index
2017	$10,000	$10,000	$10,000
2017	$10,030	$10,091	$10,074
2017	$10,239	$10,371	$10,285
2017	$10,259	$10,481	$10,244
2017	$10,349	$10,637	$10,291
2017	$10,469	$10,862	$10,453
2017	$10,407	$10,903	$10,455
2017	$10,507	$11,164	$10,688
2017	$10,567	$11,180	$10,803
2017	$10,567	$11,430	$10,752
2017	$10,698	$11,646	$10,876
2017	$10,848	$11,899	$11,034
2017	$10,928	$12,059	$11,171
2018	$11,030	$12,696	$11,300
2018	$10,621	$12,171	$10,764
2018	$10,656	$11,905	$10,894
2018	$10,819	$12,042	$11,110
2018	$10,840	$12,118	$11,217
2018	$10,813	$12,112	$11,185
2018	$10,905	$12,490	$11,214
2018	$10,867	$12,645	$11,127
2018	$10,860	$12,716	$11,099
2018	$10,469	$11,782	$10,749
2018	$10,551	$11,917	$11,018
2018	$10,077	$11,011	$10,424
2019	$10,655	$11,868	$11,295
2019	$10,837	$12,225	$11,422
2019	$10,948	$12,385	$11,697
2019	$11,045	$12,825	$11,660
2019	$10,852	$12,085	$11,489
2019	$11,156	$12,881	$11,806
2019	$11,177	$12,946	$11,774
2019	$11,189	$12,680	$11,773
2019	$11,322	$12,950	$11,965
2019	$11,452	$13,279	$12,173
2019	$11,419	$13,650	$11,990
2019	$11,669	$14,059	$12,421
2020	$11,658	$13,974	$12,195
2020	$11,101	$12,793	$11,367
2020	$9,829	$11,100	$9,549
2020	$10,234	$12,312	$9,978
2020	$10,486	$12,907	$10,286
2020	$10,594	$13,249	$10,406
2020	$10,858	$13,882	$10,810
2020	$11,115	$14,810	$11,200
2020	$10,855	$14,299	$10,905
2020	$10,745	$13,860	$10,760
2020	$11,472	$15,633	$11,634
2020	$11,707	$16,295	$11,976
2021	$11,549	$16,134	$11,995
2021	$11,877	$16,547	$12,363
2021	$12,153	$17,098	$12,681
2021	$12,901	$17,893	$13,428
2021	$13,150	$18,151	$13,671
2021	$13,278	$18,421	$13,746
2021	$13,516	$18,751	$14,022
2021	$13,584	$19,218	$14,164
2021	$13,499	$18,420	$13,964
2021	$14,057	$19,463	$14,566
2021	$13,761	$19,037	$13,918
2021	$14,198	$19,850	$14,708
2022	$14,198	$18,800	$14,728
2022	$14,274	$18,324	$14,897
2022	$15,165	$18,826	$15,873
2022	$15,114	$17,262	$15,603
2022	$15,076	$17,275	$15,565
2022	$13,639	$15,779	$14,242
2022	$14,466	$17,032	$15,033
2022	$14,088	$16,320	$14,592
2022	$12,584	$14,802	$12,996
2022	$12,981	$15,865	$13,326
2022	$13,545	$16,968	$14,163
2022	$12,966	$16,247	$13,790
2023	$13,522	$17,397	$14,338
2023	$12,993	$16,980	$13,645
2023	$12,979	$17,504	$13,607
2023	$13,075	$17,811	$13,753
2023	$12,542	$17,632	$13,021
2023	$12,935	$18,699	$13,503
2023	$13,334	$19,327	$14,039
2023	$13,018	$18,866	$13,625
2023	$12,557	$18,052	$13,096
2023	$12,379	$17,529	$12,891
2023	$13,080	$19,173	$13,669
2023	$13,506	$20,115	$14,128
2024	$13,199	$20,356	$13,818
2024	$13,227	$21,219	$13,769
2024	$13,613	$21,900	$14,205
2024	$13,304	$21,088	$13,905
2024	$13,739	$22,030	$14,354
2024	$13,686	$22,471	$14,210

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/9/17
Open Shares	5.81%	4.17%	4.29%
MSCI World Index	20.19%	11.78%	11.67%
Real Assets Blend Index	5.25%	3.77%	4.85%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$24,607,893
# of Portfolio Holdings	138
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.8%
iShares Silver Trust	2.0%
Prologis, Inc.	1.8%
Targa Resources Corp.	1.8%
SBA Communications Corp.	1.5%
Equinix, Inc.	1.5%
American Tower Corp.	1.4%
Crown Castle, Inc.	1.4%
AvalonBay Communities, Inc.	1.4%
Ventas, Inc.	1.3%

Top Sectors (% of Net Assets)

Real Estate	39.1%
Cash, Cash Equivalents and Repurchase Agreements	20.4%
Utilities	15.4%
Industrials	6.3%
Energy	6.2%
Exchange-Traded Funds	5.9%
Communication Services	1.3%
Materials	1.2%
Consumer Discretionary	0.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Real Assets Portfolio

RALYX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$38	0.75%

Portfolio Performance

	R6 Shares	MSCI World Index	Real Assets Blend Index
2022	$1,000,000	$1,000,000	$1,000,000
2022	$1,047,970	$1,036,700	$1,043,500
2022	$1,020,582	$993,366	$1,012,925
2022	$912,281	$900,983	$902,111
2022	$941,109	$965,673	$925,025
2022	$982,027	$1,032,788	$983,117
2022	$940,774	$988,894	$957,261
2023	$981,206	$1,058,908	$995,264
2023	$942,746	$1,033,494	$947,193
2023	$942,468	$1,065,429	$944,541
2023	$950,413	$1,084,074	$954,647
2023	$910,688	$1,073,233	$903,860
2023	$938,982	$1,138,164	$937,303
2023	$968,981	$1,176,406	$974,514
2023	$945,981	$1,148,290	$945,765
2023	$913,186	$1,098,799	$909,070
2023	$900,169	$1,066,934	$894,797
2023	$951,235	$1,167,012	$948,843
2023	$982,016	$1,224,313	$980,724
2024	$960,668	$1,239,004	$959,153
2024	$963,718	$1,291,538	$955,752
2024	$991,581	$1,332,996	$986,019
2024	$969,045	$1,283,542	$965,239
2024	$1,000,801	$1,340,917	$996,416
2024	$998,720	$1,367,497	$986,398

Average Annual Total Returns (%)

	1 Year	Since Inception 7/22/22
R6 Shares	6.36%	(0.07%)
MSCI World Index	20.19%	17.50%
Real Assets Blend Index	5.25%	(0.70%)

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$24,607,893
# of Portfolio Holdings	138
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.8%
iShares Silver Trust	2.0%
Prologis, Inc.	1.8%
Targa Resources Corp.	1.8%
SBA Communications Corp.	1.5%
Equinix, Inc.	1.5%
American Tower Corp.	1.4%
Crown Castle, Inc.	1.4%
AvalonBay Communities, Inc.	1.4%
Ventas, Inc.	1.3%

Top Sectors (% of Net Assets)

Real Estate	39.1%
Cash, Cash Equivalents and Repurchase Agreements	20.4%
Utilities	15.4%
Industrials	6.3%
Energy	6.2%
Exchange-Traded Funds	5.9%
Communication Services	1.3%
Materials	1.2%
Consumer Discretionary	0.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Funds

Semi-Annual

Financial Statements

June 30, 2024

Equity Funds

Lazard Developing Markets Equity Portfolio

Lazard Emerging Markets Core Equity Portfolio

Lazard Emerging Markets Equity Advantage Portfolio

Lazard Emerging Markets Equity Portfolio

Lazard Equity Franchise Portfolio

Lazard Global Equity Select Portfolio

Lazard Global Listed Infrastructure Portfolio

Lazard International Equity Advantage Portfolio

Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard International Quality Growth Portfolio

Lazard International Small Cap Equity Portfolio

Lazard International Strategic Equity Portfolio

Lazard Managed Equity Volatility Portfolio

Lazard US Equity Concentrated Portfolio

Lazard US Equity Focus Portfolio

Lazard US Small Cap Equity Select Portfolio

Lazard US Sustainable Equity Portfolio

Lazard US Systematic Small Cap Equity Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard
4	Portfolio Holdings (N-CSR Item 7)
7	Portfolios of Investments (N-CSR Item 7)
7	Lazard Developing Markets Equity Portfolio
11	Lazard Emerging Markets Core Equity Portfolio
16	Lazard Emerging Markets Equity Advantage Portfolio
27	Lazard Emerging Markets Equity Portfolio
32	Lazard Equity Franchise Portfolio
34	Lazard Global Equity Select Portfolio
38	Lazard Global Listed Infrastructure Portfolio
42	Lazard International Equity Advantage Portfolio
54	Lazard International Equity Portfolio
59	Lazard International Equity Select Portfolio
64	Lazard International Quality Growth Portfolio
68	Lazard International Small Cap Equity Portfolio
73	Lazard International Strategic Equity Portfolio
77	Lazard Managed Equity Volatility Portfolio
85	Lazard US Equity Concentrated Portfolio
88	Lazard US Equity Focus Portfolio
91	Lazard US Small Cap Equity Select Portfolio
97	Lazard US Sustainable Equity Portfolio
101	Lazard US Systematic Small Cap Equity Portfolio
119	Notes to Portfolios of Investments (N-CSR Item 7)
130	Statements of Assets and Liabilities (N-CSR Item 7)
138	Statements of Operations (N-CSR Item 7)
144	Statements of Changes in Net Assets (N-CSR Item 7)
170	Financial Highlights (N-CSR Item 7)
218	Notes to Financial Statements (N-CSR Item 7)
262	Other Information (N-CSR Item 7)
263	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

With the outlook for global interest rates remaining uncertain during the first six months of 2024, the market pendulum swung from optimism that interest rates would be cut to pessimism that rates would remain “higher for longer,” and back to optimism that rate reductions were likely in the near future. These swings in investor sentiment occurred amid signs that inflationary pressure remained persistent during the period.

Despite enduring nearly 4,000 basis points (“bps”) of interest rate hikes from late 2021 to the end of 2023, concerns about inflation continued to hang over the markets during the period, putting the focus squarely on the interest rate policy paths of key central banks. All eyes were on the US, where the initial optimism about a potential rate-cutting cycle by the Federal Reserve (the “Fed”) fizzled amid worse-than-expected inflation data for the first three month of 2024. The discouraging numbers stoked fears that the Fed’s progress in slowing price growth had stalled, opening the door for no rate cuts in 2024 or perhaps additional rate hikes. As expected, the Fed held interest rates steady throughout the first half of 2024, leaving rates at their highest level in nearly 23 years. With inflation data in April and May 2024 turning positive again, investors were relieved when the Fed stated that an interest rate hike was unlikely, though it did acknowledge that progress in driving domestic inflation down towards its 2% target had slowed. In a further acknowledgment that domestic inflation has been stickier than anticipated, the Fed predicted in June that it will likely lower borrowing costs just once in 2024—down from the three rate cuts it had projected late last year—and reiterated its warning that it would not move until it saw more data indicating that inflation was slowing sustainably. By the end of June, traders in futures markets were betting that the Fed would lower interest rates by 25 bps in September 2024.

While persistent inflationary pressure forced the Fed to maintain a restrictive monetary policy stance during the period, the interest rate outlook in Europe was brighter. In the eurozone, the European Central Bank (the “ECB”) lowered interest rates for the first time in nearly five years with a decrease of 25 bps in June 2024. While the ECB cited a marked improvement in the eurozone’s inflation outlook as the reason behind its pivot to a less restrictive monetary policy stance, it also warned that price pressure remained strong and that it was not committed to a particular rate path. The ECB, the Swiss National Bank, the Riksbank (the central bank of Sweden) and the Bank of Canada were the first major central banks to cut interest rates in 2024.

In contrast to this global trend of reducing interest rates, a completely different dynamic was playing out in Japan where the Bank of Japan (the “BOJ”) announced in March that it was raising

2   Semi-Annual Financial Statements

interest rates for the first time in 17 years. In doing so, it ended eight years of negative rates and scrapped its policy of buying Japanese government bonds to limit how high market rates can climb. The BOJ’s more hawkish stance came as the yen weakened significantly in the period, depreciating 12.3% against the US dollar.

Against this backdrop, global equity markets rose sharply in the first six months of the year, with the MSCI All Country World Index climbing 11.3%. Investors’ appetites for stocks were driven largely by a frenzy over artificial intelligence (AI), with US-based AI chip designer NVIDIA at the forefront. NVIDIA’s blockbuster quarterly earnings reverberated across global stock markets, sparking a strong, broad-based rally that was especially beneficial to shares of technology companies linked to AI and raising hopes that the resultant enthusiasm would support economic growth worldwide. Notably, the S&P 500—the bellwether of the US stock market—outperformed the broader global market index, surging 15.3%. Shares of NVIDIA gained an impressive 150% in the period, accounting for 30% of the S&P 500’s overall appreciation.

Meanwhile, yields in global bond markets rose again, leading in the Bloomberg Global Aggregate Index to fall 3.2% in the period. Persistent core inflation and solid growth pushed back expectations for the start of, and the magnitude of, the incoming central bank rate-cutting cycles. Hawkish sentiment also kept yield curves inverted. Coupon income provided a performance ballast during the first half of the year, but most indices still lost ground. The solid economic fundamentals and attractive absolute yield levels led to a moderate tightening in credit spreads. With tighter spreads and a favorable carry profile, high yield bonds delivered solid performance over the reporting period. Emerging markets debt recorded low single-digit gains in hard currency, while local bonds underperformed and delivered a negative performance contribution in the first half of 2024. The more hawkish Fed led to a stronger US dollar versus a basket of US trade partners’ currencies, despite the low volatility regime in risk assets.

The complex market conditions in the first half of 2024 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and bottom-up security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Financial Statements   3

The Lazard Funds, Inc. Portfolio Holdings Presented by Sector
June 30, 2024 (N-CSR Item 7) (unaudited)

Asset Class/Sector*	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Equity
Communication Services	5.1%	6.7%	8.8%	9.1%
Consumer Discretionary	12.5	13.0	12.0	10.0
Consumer Staples	2.6	7.2	4.3	6.8
Energy	4.4	8.3	4.8	5.8
Financials	24.6	22.8	21.4	25.8
Health Care	1.3	2.6	4.5	3.2
Industrials	12.0	7.6	7.9	7.2
Information Technology	33.9	24.3	25.9	21.7
Materials	1.3	5.3	6.3	4.7
Real Estate	—	2.2	1.3	—
Utilities	—	—	2.3	1.8
Repurchase Agreements	2.2	—	0.5	3.7
Short-Term Investments	0.1	0.0	0.0	0.2
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio

Equity
Communication Services	8.9%	8.0%	2.0%	4.4%
Consumer Discretionary	14.1	12.1	—	14.0
Consumer Staples	6.1	9.7	—	4.1
Energy	—	—	—	2.7
Financials	11.5	14.5	—	20.7
Health Care	17.0	11.5	—	12.0
Industrials	9.7	16.5	33.0	15.4
Information Technology	8.5	26.1	—	17.3
Materials	—	0.9	—	5.4
Real Estate	—	—	—	1.5
Utilities	23.7	—	55.7	1.5
Repurchase Agreements	0.5	0.7	8.8	0.9
Short-Term Investments	0.0	0.0	0.5	0.1
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

4   Semi-Annual Financial Statements

Asset Class/Sector*	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio

Equity
Communication Services	3.7%	5.0%	7.2%	2.1%
Consumer Discretionary	12.8	8.3	10.6	13.9
Consumer Staples	9.9	7.1	8.8	8.3
Energy	3.0	4.8	—	2.2
Financials	15.0	18.4	17.4	14.9
Health Care	9.9	10.5	6.4	8.2
Industrials	24.2	22.5	22.8	23.8
Information Technology	12.3	14.6	24.8	8.7
Materials	5.5	4.0	—	5.9
Real Estate	0.5	0.5	—	9.0
Utilities	2.5	2.4	—	2.7
Repurchase Agreements	0.7	1.8	1.9	0.3
Short-Term Investments	0.0	0.1	0.1	0.0
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio

Equity
Communication Services	2.5%	8.8%	4.3%	6.6%
Consumer Discretionary	5.7	2.2	17.7	10.0
Consumer Staples	8.0	18.6	—	2.7
Energy	1.5	1.0	—	3.0
Financials	17.7	12.9	18.6	22.2
Health Care	14.0	19.2	9.8	13.9
Industrials	23.8	9.9	11.7	8.9
Information Technology	19.6	7.6	27.1	26.8
Materials	1.5	2.8	—	—
Real Estate	—	4.8	10.6	2.1
Utilities	3.6	9.3	—	—
Repurchase Agreements	2.0	2.7	0.2	3.6
Short-Term Investments	0.1	0.2	0.0	0.2
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

Semi-Annual Financial Statements   5

Asset Class/Sector*	Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

Equity
Communication Services	2.8%	—%	3.6%
Consumer Discretionary	12.6	3.6	17.2
Consumer Staples	5.6	4.5	2.5
Energy	6.5	—	0.9
Financials	17.9	13.1	7.8
Health Care	15.3	19.9	11.9
Industrials	14.9	14.8	21.8
Information Technology	15.8	34.2	24.0
Investment Companies	—	—	0.5
Materials	4.0	3.2	3.0
Real Estate	4.6	2.4	5.1
Utilities	—	—	0.6
Repurchase Agreements	—	4.0	1.0
Short-Term Investments	0.0	0.3	0.1
Total Investments	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

6   Semi-Annual Financial Statements

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2024 (N-CSR Item 7) (unaudited)

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 99.1%

Brazil | 7.2%
Dexco SA	391,608	$459,553
MercadoLibre, Inc. (*)	443	728,026
Pagseguro Digital Ltd., Class A (*)	145,456	1,700,381
PRIO SA	124,000	970,688
Rumo SA	130,444	483,498
TOTVS SA	344,700	1,876,392
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	260,052	352,157
		6,570,695

China | 22.3%
Airtac International Group	24,765	750,936
Alibaba Group Holding Ltd.	182,800	1,643,388
Autohome, Inc. ADR	21,222	582,544
Baidu, Inc., Class A (*)	45,200	489,137
China Tourism Group Duty Free Corp. Ltd., Class A	77,700	667,010
Chow Tai Seng Jewellery Co. Ltd., Class A	434,950	781,163
Foxconn Industrial Internet Co. Ltd., Class A	272,400	1,012,398
JD.com, Inc., Class A	40,259	520,125
Jiangsu King’s Luck Brewery JSC Ltd., Class A	66,700	424,264
Nexteer Automotive Group Ltd.	886,000	398,725
Ping An Insurance Group Co. of China Ltd., Class H	216,000	982,169
Shenzhen Inovance Technology Co. Ltd., Class A	159,690	1,127,244
Sungrow Power Supply Co. Ltd., Class A	71,088	605,261
Tencent Holdings Ltd.	71,700	3,402,952
Topsports International Holdings Ltd.	807,000	428,604
Trip.com Group Ltd. ADR (*)	49,134	2,309,298
Weibo Corp. ADR	31,456	241,582
Wuliangye Yibin Co. Ltd., Class A	68,300	1,202,604
Xiaomi Corp., Class B (*)	404,600	851,512
Yadea Group Holdings Ltd.	766,000	965,542
ZTO Express Cayman, Inc. ADR	44,209	917,337
		20,303,795

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

Hong Kong | 1.1%
Techtronic Industries Co. Ltd.	90,502	$1,033,422

Hungary | 1.3%
Richter Gedeon Nyrt.	44,847	1,163,640

India | 12.7%
Bajaj Finance Ltd.	12,408	1,056,373
HDFC Bank Ltd. ADR	39,082	2,514,145
ICICI Bank Ltd. ADR	118,341	3,409,404
Jio Financial Services Ltd. (*)	59,536	254,881
Mphasis Ltd.	34,457	1,014,263
Reliance Industries Ltd.	68,279	2,556,009
UPL Ltd.	108,801	743,400
		11,548,475

Indonesia | 4.2%
Bank Central Asia Tbk PT	3,176,900	1,916,526
Bank Rakyat Indonesia Persero Tbk PT	6,906,349	1,926,723
		3,843,249

Macau | 1.2%
Sands China Ltd. (*)	536,000	1,116,678

Mexico | 2.8%
Arca Continental SAB de CV	78,300	767,849
Grupo Financiero Banorte SAB de CV, Class O	224,357	1,748,256
		2,516,105

Peru | 1.7%
Credicorp Ltd.	9,265	1,494,722

Philippines | 3.5%
BDO Unibank, Inc.	852,722	1,866,872
International Container Terminal Services, Inc.	222,759	1,330,511
		3,197,383

The accompanying notes are an integral part of these financial statements.

8   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

Poland | 1.9%
InPost SA (*)	98,619	$1,730,468

South Africa | 5.2%
Capitec Bank Holdings Ltd.	15,757	2,275,992
Foschini Group Ltd.	131,788	919,443
Standard Bank Group Ltd.	131,687	1,524,910
		4,720,345

South Korea | 9.9%
CJ Logistics Corp.	6,538	452,687
Samsung Electronics Co. Ltd.	90,655	5,327,413
SK Hynix, Inc.	18,837	3,194,567
		8,974,667

Taiwan | 21.7%
ASE Technology Holding Co. Ltd.	341,289	1,761,076
Bizlink Holding, Inc.	141,078	1,620,338
Chroma ATE, Inc.	99,000	964,863
Hiwin Technologies Corp.	95,714	626,298
Lotes Co. Ltd.	30,687	1,528,218
MediaTek, Inc.	51,000	2,180,265
RichWave Technology Corp. (*)	107,000	752,887
Sercomm Corp.	252,000	913,798
Taiwan Semiconductor Manufacturing Co. Ltd.	317,000	9,428,058
		19,775,801

United States | 2.4%
EPAM Systems, Inc. (*)	2,618	492,472
SharkNinja, Inc.	14,384	1,080,958
Tenaris SA ADR	18,800	573,776
		2,147,206

Total Common Stocks (Cost $66,369,229)		90,136,651

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   9

Description	Principal Amount (000)	Fair Value

Lazard Developing Markets Equity Portfolio (concluded)

Repurchase Agreements | 2.2%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $2,183,200 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $2,050,382) Proceeds of $2,010,886 (Cost $2,010,000)	$2,010	$2,010,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $111,159)	111,159	$111,159

Total Investments | 101.4% (Cost $68,490,388)		$92,257,810

Cash and Other Assets in Excess of Liabilities | (1.4)%		(1,305,016)

Net Assets | 100.0%		$90,952,794

The accompanying notes are an integral part of these financial statements.

10   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio

Common Stocks | 99.7%

Brazil | 3.9%
Banco BTG Pactual SA	276,996	$1,531,627
MercadoLibre, Inc. (*)	1,005	1,651,617
NU Holdings Ltd., Class A (*)	102,698	1,323,777
		4,507,021

Canada | 0.7%
Parex Resources, Inc.	51,372	823,124

China | 20.0%
Alibaba Group Holding Ltd. ADR	44,448	3,200,256
China Merchants Bank Co. Ltd., Class H	503,500	2,286,788
CSPC Pharmaceutical Group Ltd.	1,162,000	920,390
Innovent Biologics, Inc. (*)	237,500	1,120,077
JD.com, Inc. ADR	29,694	767,293
Li Ning Co. Ltd.	215,000	454,663
Midea Group Co. Ltd., Class A	186,200	1,653,414
NetEase, Inc. ADR	11,691	1,117,426
Shenzhen Inovance Technology Co. Ltd., Class A	124,599	879,539
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	25,200	1,010,152
Tencent Holdings Ltd.	125,992	5,979,703
Trip.com Group Ltd. ADR (*)	29,351	1,379,497
Weichai Power Co. Ltd., Class H	721,000	1,374,386
Yum China Holdings, Inc.	35,926	1,107,958
		23,251,542

France | 1.0%
Pernod Ricard SA ADR	43,040	1,166,384

Ghana | 0.7%
Kosmos Energy Ltd. (*)	142,826	791,256

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   11

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Greece | 1.9%
National Bank of Greece SA (*)	177,565	$1,480,953
OPAP SA	48,791	764,171
		2,245,124

Hong Kong | 0.9%
AIA Group Ltd.	161,200	1,093,089

India | 16.1%
HDFC Bank Ltd. ADR	47,664	3,066,225
Hindalco Industries Ltd.	151,681	1,258,443
ICICI Bank Ltd. ADR	66,004	1,901,575
InterGlobe Aviation Ltd. (*)	24,780	1,253,667
ITC Ltd.	185,939	943,512
Larsen & Toubro Ltd.	43,277	1,833,591
Macrotech Developers Ltd.	96,649	1,740,722
Reliance Industries Ltd.	90,696	3,395,185
Supreme Industries Ltd.	22,112	1,573,285
Tata Consultancy Services Ltd.	38,513	1,797,639
		18,763,844

Indonesia | 2.9%
Bank Central Asia Tbk PT	2,504,800	1,511,068
Bank Mandiri Persero Tbk PT	3,010,000	1,124,049
Telkom Indonesia Persero Tbk PT ADR	38,148	713,368
		3,348,485

Macau | 0.7%
Galaxy Entertainment Group Ltd.	162,000	754,595

Mexico | 4.0%
Arca Continental SAB de CV	98,045	961,479
Corp. Inmobiliaria Vesta SAB de CV ADR	27,456	823,405
Grupo Financiero Banorte SAB de CV, Class O	188,477	1,468,668
Kimberly-Clark de Mexico SAB de CV, Class A	333,674	577,250
Regional SAB de CV	115,400	861,132
		4,691,934

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Peru | 0.7%
Credicorp Ltd.	5,191	$837,464

Philippines | 2.2%
BDO Unibank, Inc.	401,469	878,939
International Container Terminal Services, Inc.	281,460	1,681,125
		2,560,064

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (¢)	213,889	0
		0

Saudi Arabia | 3.4%
Nahdi Medical Co.	17,177	603,255
Saudi Arabian Oil Co.	227,470	1,679,419
Saudi National Bank	165,279	1,625,656
		3,908,330

South Africa | 4.3%
Anglo American PLC	37,078	1,166,268
Bidvest Group Ltd.	61,863	966,552
Capitec Bank Holdings Ltd.	9,917	1,432,444
Shoprite Holdings Ltd.	92,729	1,440,784
		5,006,048

South Korea | 10.9%
Kia Corp.	15,385	1,439,703
LG Chem Ltd.	3,398	849,516
Samsung Electronics Co. Ltd.	85,227	5,008,432
Shinhan Financial Group Co. Ltd.	54,431	1,891,085
SK Hynix, Inc.	20,828	3,532,220
		12,720,956

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Taiwan | 18.0%
ASE Technology Holding Co. Ltd.	307,000	$1,584,143
Chailease Holding Co. Ltd.	261,240	1,234,462
Eclat Textile Co. Ltd.	48,789	793,499
MediaTek, Inc.	61,000	2,607,768
Nien Made Enterprise Co. Ltd.	92,000	1,107,279
Taiwan Semiconductor Manufacturing Co. Ltd.	228,000	6,781,064
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	39,196	6,812,657
		20,920,872

Turkey | 1.7%
Akbank TAS	463,174	908,956
BIM Birlesik Magazalar AS	66,579	1,110,677
		2,019,633

United Arab Emirates | 3.2%
Abu Dhabi Ports Co. PJSC (*)	580,698	805,922
ADNOC Drilling Co. PJSC	2,595,031	2,897,280
		3,703,202

United Kingdom | 1.4%
Unilever PLC	909	49,917
Unilever PLC ADR	27,983	1,538,785
		1,588,702

United States | 1.1%
Freeport-McMoRan, Inc.	26,133	1,270,064

Total Common Stocks (Cost $93,001,018)		115,971,733

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (concluded)

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $23,308)	23,308	$23,308

Total Investments | 99.7% (Cost $93,024,326)		$115,995,041

Cash and Other Assets in Excess of Liabilities | 0.3%		304,109

Net Assets | 100.0%		$116,299,150

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 97.6%

Brazil | 2.0%
Banco do Brasil SA	169,700	$810,842
BB Seguridade Participacoes SA	73,800	434,739
Cia De Sanena Do Parana	114,600	564,995
Energisa SA	17,700	144,447
Klabin SA	35,310	135,426
PRIO SA	31,200	244,237
Telefonica Brasil SA	42,700	346,330
		2,681,016

Chile | 0.2%
Enel Chile SA ADR	68,443	191,640

China | 25.0%
Alibaba Group Holding Ltd.	293,700	2,640,389
Anker Innovations Technology Co. Ltd., Class A	15,080	147,645
ANTA Sports Products Ltd.	11,800	112,403
Atour Lifestyle Holdings Ltd. ADR	6,415	117,715
Baidu, Inc. ADR (*)	4,231	365,897
Bank of China Ltd., Class H	994,000	487,841
Baoshan Iron & Steel Co. Ltd., Class A	593,300	543,103
Beijing New Building Materials PLC, Class A	43,500	177,424
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	52,800	89,682
Bosideng International Holdings Ltd.	234,000	145,755
BYD Co. Ltd., Class H	26,000	771,619
BYD Electronic International Co. Ltd.	45,500	227,050
China CITIC Bank Corp. Ltd., Class H	698,000	447,173
China Construction Bank Corp., Class H	2,542,000	1,877,419
China Hongqiao Group Ltd.	180,000	272,369
China International Capital Corp. Ltd., Class H	188,800	209,913
China Longyuan Power Group Corp. Ltd., Class H	516,000	463,347
China Merchants Bank Co. Ltd., Class H	133,000	604,057
China Nonferrous Mining Corp. Ltd.	147,000	127,618

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

China Pacific Insurance Group Co. Ltd., Class H	78,800	$192,169
China Resources Land Ltd.	33,500	113,786
China Resources Power Holdings Co. Ltd.	98,000	300,675
China Tower Corp. Ltd., Class H	2,356,000	304,644
China United Network Communications Ltd., Class A	256,300	165,848
Chongqing Changan Automobile Co. Ltd., Class A	62,900	116,304
Chow Tai Fook Jewellery Group Ltd.	80,400	86,940
Contemporary Amperex Technology Co. Ltd., Class A	5,980	147,721
CSPC Pharmaceutical Group Ltd.	401,840	318,287
ENN Natural Gas Co. Ltd., Class A	74,097	212,179
Guangdong TCL Smart Home Appliances Co. Ltd. (*)	87,100	108,680
H World Group Ltd., ADR	5,986	199,453
Haidilao International Holding Ltd.	230,000	413,109
Huaibei Mining Holdings Co. Ltd., Class A	78,600	181,027
HUTCHMED China Ltd. (*)	33,000	115,854
Industrial & Commercial Bank of China Ltd., Class H	373,000	221,557
Innovent Biologics, Inc. (*)	25,500	120,261
JD Logistics, Inc. (*)	327,700	351,369
JD.com, Inc., Class A	61,354	792,662
Jinan Acetate Chemical Co. Ltd.	6,102	166,980
Kanzhun, Ltd. ADR	22,934	431,389
KE Holdings, Inc. ADR	23,485	332,313
Kingdee International Software Group Co. Ltd. (*)	114,000	106,753
Kingnet Network Co. Ltd., Class A	106,300	139,386
Kuaishou Technology (*)	112,700	665,427
Kunlun Energy Co. Ltd.	352,000	364,128
Li Auto, Inc. ADR (*)	21,486	384,170
Meihua Holdings Group Co. Ltd., Class A	121,800	167,848
Meituan, Class B (*)	82,170	1,164,175
Midea Group Co. Ltd., Class A	57,300	508,811
MINISO Group Holding Ltd. ADR	4,983	95,026
NetEase, Inc.	51,800	988,976
New Oriental Education & Technology Group, Inc. ADR (*)	835	64,905

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   17

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Ningbo Boway Alloy Material Co. Ltd., Class A	52,100	$108,958
Nongfu Spring Co. Ltd., Class H	46,800	221,951
PDD Holdings, Inc., ADR (*)	13,513	1,796,553
People’s Insurance Co. Group of China Ltd., Class H	517,000	177,351
PetroChina Co. Ltd., Class H	494,000	499,657
Ping An Insurance Group Co. of China Ltd., Class H	27,000	122,771
Pop Mart International Group Ltd.	27,800	135,819
Qifu Technology, Inc. ADR	13,018	256,845
Satellite Chemical Co. Ltd., Class A	106,500	263,426
Shanghai Aiko Solar Energy Co. Ltd., Class A	61,200	76,256
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,400	256,547
Shenzhen Sinexcel Electric Co. Ltd., Class A	37,100	106,947
Sungrow Power Supply Co. Ltd., Class A	26,180	222,903
Suzhou Secote Precision Electronic Co. Ltd., Class A (*)	33,600	350,305
Tencent Holdings Ltd.	117,100	5,557,680
Tencent Music Entertainment Group ADR	5,827	81,869
Tian Di Science & Technology Co. Ltd., Class A	306,500	290,606
Tongcheng Travel Holdings Ltd.	216,000	429,748
Trip.com Group Ltd. ADR (*)	10,062	472,914
Vipshop Holdings Ltd. ADR	30,080	391,642
Weichai Power Co. Ltd., Class H	113,000	215,403
Xiaomi Corp., Class B (*)	417,400	878,450
Yankershop Food Co. Ltd., Class A	17,360	102,294
Yihai International Holding Ltd.	144,000	240,688
Yum China Holdings, Inc.	4,884	150,623
Yutong Bus Co. Ltd., Class A	55,900	198,671
ZBOM Home Collection Co. Ltd., Class A	77,840	140,089
		33,618,197

Colombia | 0.4%
Bancolombia SA ADR	15,916	519,657

Egypt | 0.3%
Commercial International Bank - Egypt (CIB) GDR	302,231	449,115

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Greece | 0.8%
Danaos Corp.	2,280	$210,581
National Bank of Greece SA (*)	45,573	380,094
Piraeus Financial Holdings SA (*)	45,481	165,979
Tsakos Energy Navigation Ltd.	8,845	258,982
		1,015,636

Hungary | 0.7%
OTP Bank Nyrt	16,554	820,755
Richter Gedeon Nyrt.	5,459	141,644
		962,399

India | 18.3%
ABB India Ltd.	2,270	230,362
Adani Ports & Special Economic Zone Ltd.	24,862	437,914
Adani Power Ltd. (*)	35,549	303,607
Angel One Ltd.	5,689	176,149
Aster DM Healthcare Ltd.	44,747	186,083
Axis Bank Ltd. GDR	3,190	242,324
Bajaj Finance Ltd.	1,752	149,159
Bank of Baroda	143,629	473,757
Bharti Airtel Ltd.	8,331	143,853
Britannia Industries Ltd. (*)	5,613	368,658
Canara Bank	399,817	571,473
Ceat Ltd.	2,335	79,054
Chennai Petroleum Corp. Ltd.	10,391	121,837
Cipla Ltd.	48,398	857,323
Coforge Ltd.	2,959	193,923
Dr Reddy’s Laboratories Ltd. ADR	17,855	1,360,372
EIH Ltd.	21,859	111,611
Force Motors Ltd.	1,222	130,623
Godawari Power & Ispat Ltd.	17,184	217,864
HCL Technologies Ltd.	45,851	799,955
HDFC Bank Ltd. ADR	2,142	137,795
Hindustan Aeronautics Ltd.	14,704	923,238
Hindustan Unilever Ltd.	8,486	251,199

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   19

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

ICICI Bank Ltd. ADR	30,556	$880,318
Indian Bank	21,160	137,980
Jindal Stainless Ltd.	33,735	331,496
Jio Financial Services Ltd. (*)	22,782	97,533
Jupiter Wagons Ltd.	12,726	104,161
Karur Vysya Bank Ltd.	105,950	261,885
KPIT Technologies Ltd.	8,747	170,906
Larsen & Toubro Ltd. GDR	11,066	470,648
LIC Housing Finance Ltd.	87,492	834,092
Life Insurance Corp. of India	61,743	727,370
Manappuram Finance Ltd.	119,596	297,695
Motilal Oswal Financial Services Ltd.	55,930	409,654
Narayana Hrudayalaya Ltd.	9,118	131,642
Nestle India Ltd.	15,856	483,765
NMDC Steel Ltd. (*)	142,930	96,504
Oil & Natural Gas Corp. Ltd.	74,884	245,117
Piramal Enterprises Ltd.	16,608	184,119
Reliance Industries Ltd. GDR (#)	18,105	1,350,928
Shriram Finance Ltd.	10,864	378,714
State Bank of India GDR	17,660	1,783,957
Sun Pharmaceutical Industries Ltd.	57,967	1,055,108
Supreme Industries Ltd.	6,926	492,790
Tata Consultancy Services Ltd.	35,154	1,640,853
Tata Motors Ltd.	69,969	827,291
Torrent Pharmaceuticals Ltd.	5,297	176,855
Trent Ltd.	2,317	151,517
Union Bank of India Ltd.	291,663	475,602
Varun Beverages Ltd.	10,174	197,951
Vedanta Ltd.	202,844	1,100,494
WNS Holdings Ltd. (*)	10,330	542,325
		24,507,403

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Indonesia | 1.9%
Bank Mandiri Persero Tbk PT	3,501,800	$1,307,706
Bank Rakyat Indonesia Persero Tbk PT	3,518,200	981,502
Sumber Alfaria Trijaya Tbk PT	736,900	123,325
Telkom Indonesia Persero Tbk PT ADR	6,411	119,886
		2,532,419

Malaysia | 1.6%
CIMB Group Holdings Bhd.	854,300	1,229,220
IJM Corp. Bhd.	252,500	163,135
MISC Bhd.	230,300	415,126
My EG Services Bhd	989,100	214,053
Scientex Bhd.	73,500	67,149
SP Setia Bhd. Group	400,600	116,886
		2,205,569

Mexico | 2.3%
Arca Continental SAB de CV	90,600	888,469
Cemex SAB de CV	648,700	414,856
Coca-Cola Femsa SAB de CV ADR	12,333	1,058,665
Gentera SAB de CV	81,900	101,530
Kimberly-Clark de Mexico SAB de CV, Class A	243,500	421,250
Southern Copper Corp.	1,197	128,965
		3,013,735

Peru | 0.6%
Credicorp Ltd.	5,164	833,108

Philippines | 0.9%
International Container Terminal Services, Inc.	156,150	932,664
Metropolitan Bank & Trust Co.	201,380	232,097
SM Investments Corp.	6,960	98,437
		1,263,198

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   21

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Poland | 1.7%
Bank Polska Kasa Opieki SA	3,309	$137,994
Benefit Systems SA	214	154,012
Budimex SA	969	167,255
KGHM Polska Miedz SA	21,638	802,658
Orange Polska SA	118,437	228,981
ORLEN SA	39,279	657,521
Powszechna Kasa Oszczednosci Bank Polski SA	8,398	131,016
		2,279,437

Qatar | 0.2%
Ooredoo QPSC	106,827	299,476

Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0

Saudi Arabia | 3.0%
ACWA Power Co.	5,093	480,952
Alinma Bank	24,416	203,000
Almarai Co. JSC	6,778	102,479
Astra Industrial Group	6,208	258,462
Banque Saudi Fransi	22,487	213,726
Elm Co.	259	59,169
Etihad Etisalat Co.	39,772	569,207
Leejam Sports Co. JSC	6,240	377,232
National Agriculture Development Co. (*)	28,277	239,977
National Medical Care Co.	5,975	345,678
Riyadh Cables Group Co.	11,188	300,506
Saudi Arabian Mining Co. (*)	8,680	99,571
Saudi Arabian Oil Co.	48,953	361,422
Saudi Awwal Bank	24,054	247,630
Saudi Basic Industries Corp.	6,009	117,714
		3,976,725

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

South Africa | 1.8%
African Rainbow Minerals Ltd.	21,861	$271,267
AVI Ltd.	47,098	244,124
FirstRand Ltd.	33,996	143,229
Gold Fields Ltd. ADR	9,792	145,901
Harmony Gold Mining Co. Ltd. ADR	66,011	605,321
Naspers Ltd., N Shares	1,365	266,054
Sappi Ltd.	194,512	516,119
Standard Bank Group Ltd.	24,309	281,494
		2,473,509

South Korea | 12.7%
BNK Financial Group, Inc.	22,501	138,191
Chong Kun Dang Pharmaceutical Corp.	2,459	174,736
CJ CheilJedang Corp.	698	194,804
DB Insurance Co. Ltd.	6,777	563,273
Doosan Bobcat, Inc.	12,884	476,746
Hana Financial Group, Inc.	19,543	856,742
Hanmi Pharm Co. Ltd.	488	95,651
Hanwha Aerospace Co. Ltd.	1,140	206,168
HD Hyundai Electric Co. Ltd.	1,856	419,664
Hyundai Marine & Fire Insurance Co. Ltd.	7,349	184,483
Hyundai Rotem Co. Ltd.	12,010	355,953
JB Financial Group Co. Ltd.	11,610	123,209
KB Financial Group, Inc.	22,893	1,298,144
Kia Corp.	23,663	2,214,344
KIWOOM Securities Co. Ltd.	1,290	118,338
LG Chem Ltd.	1,989	497,259
LG Electronics, Inc.	2,440	196,130
Mirae Asset Securities Co. Ltd.	43,020	228,275
Orion Corp.	2,070	138,455
Poongsan Corp.	3,317	152,039
POSCO Holdings, Inc.	1,134	297,665
Samsung Electronics Co. Ltd. GDR	3,594	5,282,990
Samsung Fire & Marine Insurance Co. Ltd.	1,053	297,036
Samsung Life Insurance Co. Ltd.	2,357	150,614

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   23

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

SK Hynix, Inc.	7,574	$1,284,475
SK Telecom Co. Ltd.	6,516	243,434
Woori Financial Group, Inc.	82,892	882,268
		17,071,086

Taiwan | 19.6%
Accton Technology Corp.	42,000	713,437
Advancetek Enterprise Co. Ltd.	65,000	123,918
Airoha Technology Corp.	11,000	248,962
Asia Vital Components Co. Ltd.	20,000	475,253
ASMedia Technology, Inc.	2,000	136,912
Asustek Computer, Inc.	19,000	290,498
Chicony Electronics Co. Ltd.	93,000	488,359
Chicony Power Technology Co. Ltd.	23,000	96,647
Delta Electronics, Inc.	144,000	1,710,638
Depo Auto Parts Ind Co. Ltd.	20,000	146,658
Elan Microelectronics Corp.	72,000	342,405
Eva Airways Corp.	232,000	272,145
Global Unichip Corp.	3,000	147,274
Hon Hai Precision Industry Co. Ltd.	246,000	1,612,575
International Games System Co. Ltd.	26,000	1,080,101
ITE Technology, Inc.	55,000	287,976
Lotes Co. Ltd.	5,000	249,001
MediaTek, Inc.	60,000	2,565,017
Novatek Microelectronics Corp.	34,000	633,048
Powertech Technology, Inc.	24,000	138,396
President Chain Store Corp.	15,000	126,328
Quanta Computer, Inc.	28,000	267,170
Realtek Semiconductor Corp.	56,000	937,111
Run Long Construction Co. Ltd.	106,000	367,385
Sunonwealth Electric Machine Industry Co. Ltd.	33,000	116,320
Taiwan Semiconductor Manufacturing Co. Ltd.	390,000	11,599,188
Tong Yang Industry Co. Ltd.	143,000	475,356
Wistron Corp.	50,000	162,256
Wiwynn Corp.	7,000	565,304
		26,375,638

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Thailand | 1.7%
Bangkok Dusit Medical Services PCL NVDR	533,600	$389,069
Bumrungrad Hospital PCL	39,300	264,517
Krung Thai Bank PCL NVDR	949,100	441,993
PTT Exploration & Production PCL	214,700	889,281
PTT PCL NVDR	297,300	263,342
		2,248,202

Turkey | 0.7%
BIM Birlesik Magazalar AS	20,901	348,673
Turk Hava Yollari AO (*)	25,146	237,772
Turkiye Garanti Bankasi AS	108,164	372,429
		958,874

United Arab Emirates | 1.2%
Abu Dhabi Islamic Bank PJSC	103,396	325,933
ADNOC Logistics & Services	189,391	215,806
Aldar Properties PJSC	161,690	275,575
Emaar Development PJSC	87,595	190,848
Emaar Properties PJSC	255,090	569,523
		1,577,685

Total Common Stocks (Cost $114,395,827)		131,053,724

Preferred Stocks | 1.0%

Brazil | 1.0%
Petroleo Brasileiro SA (Cost $1,044,499)	189,239	1,288,089

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   25

Description	Principal Amount (000)	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Repurchase Agreements | 0.5%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $690,500 United States Treasury Note, 4.250%, 03/15/27, with a fair value of $693,681) Proceeds of $680,300 (Cost $680,000)	$680	$680,000

Description	Shares	Fair Value

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $42,724)	42,724	$42,724

Total Investments | 99.1% (Cost $116,163,050)		$133,064,537

Cash and Other Assets in Excess of Liabilities | 0.9%		1,241,784

Net Assets | 100.0%		$134,306,321

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 95.8%

Brazil | 9.4%
Banco do Brasil SA	11,484,252	$54,872,788
BB Seguridade Participacoes SA	9,566,817	56,355,930
CCR SA	11,099,417	23,111,789
Engie Brasil Energia SA	2,491,300	19,738,408
Petroleo Brasileiro SA ADR	3,377,778	48,944,003
PRIO SA	1,955,800	15,310,246
Vale SA ADR	2,494,703	27,865,833
Vibra Energia SA	6,530,500	24,415,923
		270,614,920

Chile | 0.6%
Sociedad Quimica y Minera de Chile SA ADR	437,007	17,808,035

China | 26.0%
Alibaba Group Holding Ltd. ADR	553,272	39,835,584
Anhui Conch Cement Co. Ltd., Class H	12,953,451	30,841,908
China Construction Bank Corp., Class H	118,715,224	87,678,271
China Medical System Holdings Ltd.	21,845,000	18,522,903
China Merchants Bank Co. Ltd., Class H	9,057,994	41,139,450
ENN Natural Gas Co. Ltd., Class A	10,898,633	31,208,531
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,263,276	39,214,082
Hengan International Group Co. Ltd.	10,087,000	30,727,672
Huayu Automotive Systems Co. Ltd., Class A	10,580,148	23,832,503
JD.com, Inc. ADR	1,289,484	33,320,267
Lenovo Group Ltd.	54,940,000	77,486,826
Midea Group Co. Ltd., Class A	3,816,999	33,894,097
NetEase, Inc. ADR	339,071	32,408,406
Ping An Insurance Group Co. of China Ltd., Class H	7,520,000	34,194,026
Sinopharm Group Co. Ltd., Class H	17,930,814	47,529,409
Tencent Holdings Ltd.	729,000	34,599,052
Tingyi Cayman Islands Holding Corp.	35,948,000	43,449,285
Want Want China Holdings Ltd.	36,221,000	21,896,732
Weichai Power Co. Ltd., Class H	22,522,288	42,932,478
		744,711,482

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   27

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Egypt | 0.6%
Commercial International Bank - Egypt (CIB) GDR	11,941,523	$17,770,885

Greece | 2.5%
Metlen Energy & Metals SA	562,701	20,964,753
National Bank of Greece SA (*)	3,660,314	30,528,285
OPAP SA	1,185,205	18,562,830
		70,055,868

Hong Kong | 0.7%
ASMPT Ltd.	1,479,300	20,617,630

Hungary | 3.3%
MOL Hungarian Oil & Gas PLC	4,179,401	32,602,800
OTP Bank Nyrt	1,220,586	60,517,205
		93,120,005

India | 6.2%
Axis Bank Ltd.	1,897,093	28,745,878
Indus Towers Ltd. (*)	15,322,024	68,984,269
Infosys Ltd. ADR	1,484,967	27,650,086
Tata Consultancy Services Ltd.	463,803	21,648,537
UPL Ltd.	4,628,366	31,624,025
		178,652,795

Indonesia | 3.7%
Astra International Tbk PT	107,527,200	29,221,810
Bank Mandiri Persero Tbk PT	86,877,684	32,443,441
Telkom Indonesia Persero Tbk PT ADR	1,435,275	26,839,643
United Tractors Tbk PT	13,974,000	18,753,626
		107,258,520

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Mexico | 5.0%
America Movil SAB de CV ADR	1,794,482	$30,506,194
Grupo Aeroportuario del Pacifico SAB de CV ADR	128,543	20,023,143
Grupo Financiero Banorte SAB de CV, Class O	3,148,437	24,533,544
Grupo Mexico SAB de CV, Series B	3,599,085	19,359,713
Kimberly-Clark de Mexico SAB de CV, Class A	13,914,695	24,072,156
Ternium SA ADR	693,591	26,044,342
		144,539,092

Peru | 0.7%
Credicorp Ltd.	122,603	19,779,542

Portugal | 1.0%
Galp Energia SGPS SA	1,361,570	28,766,089

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (¢)	13,596,421	13
		18

South Africa | 8.0%
Bidvest Group Ltd.	2,674,965	41,793,854
Life Healthcare Group Holdings Ltd.	35,659,204	25,093,106
Nedbank Group Ltd.	3,435,738	48,412,708
Sanlam Ltd.	8,762,419	38,952,180
Standard Bank Group Ltd.	3,644,679	42,204,685
Vodacom Group Ltd.	6,015,717	32,145,514
		228,602,047

South Korea | 11.1%
Coway Co. Ltd.	526,982	24,500,862
Doosan Bobcat, Inc.	250,007	9,250,993
Hyundai Mobis Co. Ltd.	148,674	27,080,663
KB Financial Group, Inc.	912,906	51,766,179
Kia Corp.	214,685	20,089,868
KT Corp.	1,230,012	33,331,907

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   29

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

KT&G Corp.	298,867	$19,110,102
Samsung Electronics Co. Ltd.	482,287	28,341,978
Shinhan Financial Group Co. Ltd.	1,322,263	45,939,102
SK Hynix, Inc.	343,000	58,169,370
		317,581,024

Taiwan | 13.5%
ASE Technology Holding Co. Ltd.	15,459,000	79,769,582
Globalwafers Co. Ltd.	1,485,000	24,558,108
MediaTek, Inc.	1,462,000	62,500,918
Novatek Microelectronics Corp.	1,909,000	35,543,766
Taiwan Semiconductor Manufacturing Co. Ltd.	4,855,913	144,422,179
Yageo Corp.	1,749,000	39,190,461
		385,985,014

Thailand | 1.6%
Kasikornbank PCL	6,279,054	21,482,473
PTT Exploration & Production PCL	5,680,400	23,528,055
		45,010,528

Turkey | 0.5%
BIM Birlesik Magazalar AS	887,688	14,808,501

United Kingdom | 1.4%
Unilever PLC	727,439	39,946,187

Total Common Stocks (Cost $2,368,011,579)		2,745,628,182

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard Emerging Markets Equity Portfolio (concluded)

Repurchase Agreements | 3.7%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $117,083,900 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $109,956,119) Proceeds of $107,847,522 (Cost $107,800,000)	$107,800	$107,800,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $5,735,741)	5,735,741	$5,735,741

Total Investments | 99.7% (Cost $2,481,547,320)		$2,859,163,923

Cash and Other Assets in Excess of Liabilities | 0.3%		7,656,806

Net Assets | 100.0%		$2,866,820,729

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   31

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio

Common Stocks | 98.9%

France | 1.0%
Vinci SA	16,209	$1,705,102

Germany | 2.7%
Fresenius Medical Care AG	77,341	2,957,734
Knorr-Bremse AG	23,386	1,785,885
		4,743,619

Ireland | 4.0%
Kerry Group PLC, Class A	86,703	7,016,901

Italy | 13.1%
Nexi SpA (*)	1,803,513	10,991,560
Snam SpA	1,921,837	8,486,365
Terna - Rete Elettrica Nazionale	433,085	3,347,149
		22,825,074

Luxembourg | 2.8%
SES SA	951,128	4,861,096

United Kingdom | 17.8%
National Grid PLC	1,056,371	11,780,117
Rentokil Initial PLC	909,265	5,301,738
Severn Trent PLC	231,477	6,962,849
United Utilities Group PLC	555,635	6,900,150
		30,944,854

United States | 57.5%
Cisco Systems, Inc.	153,548	7,295,065
Cognizant Technology Solutions Corp., Class A	108,338	7,366,984
CVS Health Corp.	188,877	11,155,076
DENTSPLY SIRONA, Inc.	347,462	8,655,278
eBay, Inc.	97,897	5,259,027
Exelon Corp.	101,701	3,519,872
Ferrovial SE	179,606	6,957,408
Fiserv, Inc. (*)	48,740	7,264,210

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio (concluded)

H&R Block, Inc.	149,363	$8,099,955
Henry Schein, Inc. (*)	105,428	6,757,935
International Game Technology PLC	544,500	11,140,470
Kraft Heinz Co.	109,241	3,519,745
Norfolk Southern Corp.	4,771	1,024,286
Omnicom Group, Inc.	117,293	10,521,182
Visa, Inc., A Shares	6,237	1,637,025
		100,173,518

Total Common Stocks (Cost $181,863,345)		172,270,164

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 0.5%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $1,031,900 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $969,160) Proceeds of $950,419 (Cost $950,000)	$950	$950,000

Description	Shares	Fair Value

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $50,183)	50,183	$50,183

Total Investments | 99.4% (Cost $182,863,528)		$173,270,347

Cash and Other Assets in Excess of Liabilities | 0.6%		1,011,431

Net Assets | 100.0%		$174,281,778

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   33

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio

Common Stocks | 98.8%

Australia | 0.9%
Computershare Ltd.	49,639	$871,985

Canada | 2.8%
Dollarama, Inc.	17,444	1,592,727
Toromont Industries Ltd.	14,660	1,298,027
		2,890,754

China | 2.7%
NXP Semiconductors NV	6,376	1,715,718
Tencent Holdings Ltd.	21,023	997,772
		2,713,490

Denmark | 1.6%
Carlsberg AS, Class B	5,488	656,779
Zealand Pharma AS (*)	7,789	991,482
		1,648,261

Finland | 0.8%
Kone OYJ, Class B	17,306	855,118

France | 2.6%
Legrand SA	7,855	782,776
LVMH Moet Hennessy Louis Vuitton SE	1,620	1,244,081
Pernod Ricard SA	4,732	643,965
		2,670,822

Germany | 0.7%
Merck KGaA	4,539	752,134

Hong Kong | 1.5%
AIA Group Ltd.	95,383	646,788
Techtronic Industries Co. Ltd.	78,000	890,664
		1,537,452

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

India | 1.2%
HDFC Bank Ltd. ADR	18,620	$1,197,825

Japan | 3.1%
FANUC Corp.	31,800	872,801
Kadokawa Corp.	34,800	559,985
Nintendo Co. Ltd.	20,900	1,116,707
Shimano, Inc.	3,700	573,306
		3,122,799

Netherlands | 3.6%
ASM International NV	2,014	1,534,062
Wolters Kluwer NV	12,651	2,091,351
		3,625,413

Spain | 1.2%
Industria de Diseno Textil SA	24,902	1,230,597

Sweden | 2.8%
Assa Abloy AB, Class B	23,640	669,960
Epiroc AB, Class A	52,683	1,050,556
Hexagon AB, B Shares	100,253	1,125,365
		2,845,881

Switzerland | 3.2%
ABB Ltd.	38,256	2,117,778
Partners Group Holding AG	929	1,194,702
		3,312,480

Taiwan | 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,868	2,931,827

United Kingdom | 7.7%
AstraZeneca PLC	10,973	1,710,647
Coca-Cola Europacific Partners PLC	18,355	1,337,529

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   35

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

Diageo PLC	29,252	$920,279
RELX PLC	45,842	2,101,545
Unilever PLC	31,936	1,758,321
		7,828,321

United States | 59.5%
Accenture PLC, Class A	8,927	2,708,541
Adobe, Inc. (*)	3,147	1,748,284
Alphabet, Inc., Class A	27,363	4,984,170
Amazon.com, Inc. (*)	21,266	4,109,654
Amphenol Corp., Class A	26,061	1,755,730
Aon PLC, Class A	5,977	1,754,728
Avery Dennison Corp.	3,997	873,944
Bank of America Corp.	30,702	1,221,018
Booz Allen Hamilton Holding Corp.	13,232	2,036,405
BRP, Inc.	9,524	610,196
Charles Schwab Corp.	19,599	1,444,250
Coca-Cola Co.	25,803	1,642,361
Danaher Corp.	7,406	1,850,389
Estee Lauder Cos., Inc., Class A	5,852	622,653
Intercontinental Exchange, Inc.	14,750	2,019,127
IQVIA Holdings, Inc. (*)	8,279	1,750,512
Marvell Technology, Inc.	9,647	674,325
McDonald’s Corp.	4,433	1,129,706
Microsoft Corp.	11,789	5,269,094
Motorola Solutions, Inc.	4,105	1,584,735
NIKE, Inc., Class B	9,018	679,687
Procter & Gamble Co.	9,616	1,585,871
PTC, Inc. (*)	8,271	1,502,593
Rockwell Automation, Inc.	3,925	1,080,474
S&P Global, Inc.	3,897	1,738,062
Salesforce, Inc.	8,850	2,275,335
Sysco Corp.	9,306	664,355
Texas Instruments, Inc.	8,308	1,616,155
Thermo Fisher Scientific, Inc.	3,772	2,085,916
TopBuild Corp. (*)	2,914	1,122,677

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (concluded)

UnitedHealth Group, Inc.	2,485	$1,265,511
Visa, Inc., A Shares	7,827	2,054,353
Warner Music Group Corp., Class A	15,338	470,110
Wells Fargo & Co.	24,151	1,434,328
Zoetis, Inc.	7,065	1,224,788
		60,590,037

Total Common Stocks (Cost $63,998,010)		100,625,196

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 0.8%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $771,700 United States Treasury Note, 4.250%, 03/15/27, with a fair value of $775,220) Proceeds of $760,335 (Cost $760,000)	$760	$760,000

Description	Shares	Fair Value

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $43,280)	43,280	$43,280

Total Investments | 99.6% (Cost $64,801,290)		$101,428,476

Cash and Other Assets in Excess of Liabilities | 0.4%		403,865

Net Assets | 100.0%		$101,832,341

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   37

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 90.1%

Australia | 7.7%
Atlas Arteria Ltd. (^)	83,962,746	$286,122,768
Transurban Group	43,739,760	361,694,288
		647,817,056

Canada | 2.5%
Algonquin Power & Utilities Corp. (^)	35,381,018	207,933,471

France | 5.3%
Eutelsat Communications SACA (*)	13,575,587	54,583,688
Vinci SA	3,713,224	390,611,842
		445,195,530

Hong Kong | 4.5%
CK Infrastructure Holdings Ltd.	27,708,772	156,437,012
Power Assets Holdings Ltd.	41,022,930	220,837,379
		377,274,391

Italy | 15.1%
Hera SpA	71,933,603	246,598,483
Italgas SpA (^)	41,420,708	204,109,228
Snam SpA	94,985,466	419,432,726
Terna - Rete Elettrica Nazionale	50,860,920	393,084,728
		1,263,225,165

Luxembourg | 1.3%
SES SA (^)	21,121,589	107,949,789

Portugal | 0.9%
REN - Redes Energeticas Nacionais SGPS SA	29,065,003	71,276,508

Spain | 1.5%
Atlantica Sustainable Infrastructure PLC	5,667,783	124,407,837

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

Switzerland | 2.0%
Flughafen Zurich AG	776,766	$171,363,868

United Kingdom | 19.7%
National Grid PLC	69,249,904	772,240,027
Pennon Group PLC (^)	15,739,198	114,099,054
Severn Trent PLC	12,825,772	385,800,386
United Utilities Group PLC	30,442,418	378,048,986
		1,650,188,453

United States | 29.6%
American Electric Power Co., Inc.	4,588,450	402,590,603
CSX Corp.	12,328,361	412,383,675
Exelon Corp.	11,929,370	412,875,496
Ferrovial SE	18,500,635	716,660,153
Norfolk Southern Corp.	1,882,703	404,197,507
Pinnacle West Capital Corp.	1,687,670	128,904,235
		2,477,611,669

Total Common Stocks (Cost $7,382,277,556)		7,544,243,737

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 8.8%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $661,598,200 United States Treasury Notes, 0.625% to 4.250%, 03/15/27 to 03/31/27, with a fair value of $643,633,828, $105,860,300 United States Treasury Inflation Index Notes, 0.125%, 04/15/27, with a fair value of $110,493,134) Proceeds of $739,665,926 (Cost $739,340,000)	$739,340	$739,340,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   39

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

Short-Term Investments | 0.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $38,914,900)	38,914,900	$38,914,900

Total Investments | 99.4% (Cost $8,160,532,456) (»)		$8,322,498,637

Cash and Other Assets in Excess of Liabilities | 0.6%		53,201,926

Net Assets | 100.0%		$8,375,700,563

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Financial Statements

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at June 30, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	5,782,943	CAD	7,936,858	BNP	09/26/24	$—	$30,440
USD	38,190,145	CHF	33,628,905	BNP	09/26/24	373,928	—
USD	62,036,064	AUD	93,788,696	BNP	09/26/24	—	667,206
USD	89,761,560	HKD	699,287,435	BNP	09/26/24	3,553	—
USD	335,773,309	EUR	311,045,214	BNP	09/26/24	1,286,897	—
USD	180,096,366	GBP	141,628,060	CAN	09/26/24	951,717	—
USD	434,561,006	EUR	402,598,695	CAN	09/26/24	1,621,398	—
USD	62,257,207	CAD	85,457,915	CIT	09/26/24	—	336,780
USD	111,196,024	AUD	168,234,120	CIT	09/26/24	—	1,278,399
USD	410,048,214	EUR	379,821,981	CIT	09/26/24	1,601,835	—
USD	28,171,818	CAD	38,660,326	HSB	09/26/24	—	145,091
USD	41,404,050	HKD	322,496,144	HSB	09/26/24	9,610	—
USD	179,065,244	AUD	270,855,445	HSB	09/26/24	—	2,017,582
USD	377,241,066	EUR	349,403,399	HSB	09/26/24	1,505,695	—
USD	585,278,848	GBP	459,866,747	HSB	09/26/24	3,595,623	—
USD	370,319,949	EUR	343,204,717	MEL	09/26/24	1,250,408	—
USD	57,040,671	CAD	78,269,669	MSC	09/26/24	—	288,257
USD	101,783,437	HKD	792,781,015	MSC	09/26/24	24,932	—
USD	170,177,872	AUD	257,241,133	MSC	09/26/24	—	1,802,984
USD	224,981,023	GBP	176,771,258	MSC	09/26/24	1,383,913	—
USD	347,172,937	EUR	321,547,230	RBC	09/26/24	1,393,049	—
USD	463,891,734	GBP	364,315,264	RBC	09/26/24	3,071,118	—
USD	31,225,804	HKD	243,192,810	SCB	09/26/24	10,454	—
USD	34,979,546	CAD	48,004,530	SCB	09/26/24	—	181,561
USD	77,278,191	CHF	68,043,447	SCB	09/26/24	762,297	—
USD	52,996,552	CHF	46,661,874	SSB	09/26/24	524,563	—
USD	120,647,372	AUD	182,563,928	SSB	09/26/24	—	1,407,372
USD	134,838,515	HKD	1,050,223,487	SSB	09/26/24	35,625	—
USD	282,802,478	GBP	222,226,789	SSB	09/26/24	1,708,888	—
USD	409,269,528	EUR	379,251,752	SSB	09/26/24	1,436,352	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$22,551,855	$8,155,672

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   41

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio

Common Stocks | 97.4%

Australia | 4.4%
Aristocrat Leisure Ltd.	6,240	$206,321
BlueScope Steel Ltd.	1,039	14,150
Brambles Ltd.	21,490	208,775
Cochlear Ltd.	379	83,695
Fortescue Ltd.	5,903	84,330
Northern Star Resources Ltd.	5,084	43,688
Perseus Mining Ltd.	56,289	87,347
Qantas Airways Ltd. (*)	17,606	68,505
Ramelius Resources Ltd.	22,504	28,538
Westgold Resources Ltd.	62,410	99,821
		925,170

Belgium | 0.3%
Colruyt Group NV	1,336	63,791

Brazil | 0.2%
Cia De Sanena Do Parana	4,100	20,214
Vale SA	1,400	15,582
		35,796

Burkina Faso | 0.1%
IAMGOLD Corp. (*)	5,608	21,070

Canada | 7.1%
Air Canada (*)	4,170	54,562
Brookfield Corp.	1,864	77,528
Centerra Gold, Inc.	7,345	49,394
CGI, Inc. (*)	631	62,982
Constellation Software, Inc.	133	383,224
Dollarama, Inc.	3,370	307,698
Fairfax Financial Holdings Ltd.	159	180,883
Kinross Gold Corp.	3,513	29,248
Loblaw Cos. Ltd.	183	21,229

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Manulife Financial Corp.	7,415	$197,455
Shopify, Inc. Class A (*)	829	54,786
Torex Gold Resources, Inc. (*)	4,481	69,440
Vermilion Energy, Inc.	1,249	13,750
		1,502,179

Chile | 0.2%
Cia Sud Americana de Vapores SA	676,345	42,950

China | 8.8%
Alibaba Group Holding Ltd.	17,600	158,226
Alibaba Group Holding Ltd. ADR	590	42,480
Baidu, Inc. ADR (*)	338	29,230
Bank of China Ltd., Class H	190,000	93,249
Beijing Enterprises Holdings Ltd.	5,000	16,781
BYD Co. Ltd., Class H	2,000	59,355
BYD Electronic International Co. Ltd.	4,000	19,961
China Construction Bank Corp., Class H	65,000	48,006
China Longyuan Power Group Corp. Ltd., Class H	191,000	171,510
China Merchants Bank Co. Ltd., Class H	3,500	15,896
China Overseas Property Holdings Ltd.	20,000	11,940
Haidilao International Holding Ltd.	25,000	44,903
Hisense Home Appliances Group Co. Ltd., Class H	7,000	23,035
JD.com, Inc., Class A	7,050	91,082
KE Holdings, Inc. ADR	1,220	17,263
Kuaishou Technology (*)	8,200	48,416
Kunlun Energy Co. Ltd.	22,000	22,758
Meitu, Inc.	36,000	12,162
Meituan, Class B (*)	2,700	38,253
NetEase, Inc.	7,900	150,829
PDD Holdings, Inc., ADR (*)	510	67,805
PetroChina Co. Ltd., Class H	92,000	93,054
PICC Property & Casualty Co. Ltd., Class H	16,000	19,852
Sinopharm Group Co. Ltd., Class H	5,200	13,784
Sunny Optical Technology Group Co. Ltd.	2,000	12,349
Tencent Holdings Ltd.	5,400	256,289

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   43

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Tencent Music Entertainment Group ADR	4,878	$68,536
Vipshop Holdings Ltd. ADR	2,892	37,654
Xiaomi Corp., Class B (*)	46,800	98,494
Yangzijiang Shipbuilding Holdings Ltd.	47,500	86,006
		1,869,158

Colombia | 0.1%
Bancolombia SA ADR	488	15,933

Denmark | 3.8%
AP Moller - Maersk AS, Class B	8	13,887
Novo Nordisk AS, Class B	5,067	723,852
Pandora AS	429	64,449
		802,188

Egypt | 0.1%
Commercial International Bank - Egypt (CIB) GDR	13,281	19,736

Finland | 0.5%
Nordea Bank Abp	9,865	117,101

France | 5.4%
BNP Paribas SA	2,861	183,333
Capgemini SE	426	84,379
Cie de Saint-Gobain SA	618	47,859
Eurazeo SE	1,373	109,879
La Francaise des Jeux SAEM	2,629	89,250
Societe Generale SA	2,582	60,286
Teleperformance SE	687	72,060
TotalEnergies SE	1,207	80,445
Unibail-Rodamco-Westfield REIT	271	21,394
Verallia SA	1,736	63,164
Vinci SA	2,807	295,282
Worldline SA (*)	3,812	41,290
		1,148,621

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Germany | 4.1%
BASF SE	1,255	$60,642
CTS Eventim AG & Co. KGaA	247	20,616
Deutsche Bank AG	11,245	179,382
Infineon Technologies AG	6,701	246,176
Knorr-Bremse AG	2,497	190,685
Rational AG	17	14,171
SAP SE	326	66,189
Siemens Energy AG (*)	1,719	44,745
Traton SE	592	19,359
TUI AG (*)	3,919	27,626
		869,591

Greece | 0.3%
National Bank of Greece SA (*)	5,925	49,416
Piraeus Financial Holdings SA (*)	7,252	26,466
		75,882

Hong Kong | 0.8%
Henderson Land Development Co. Ltd.	20,000	53,486
Swire Pacific Ltd., Class A	9,500	83,970
Techtronic Industries Co. Ltd.	1,500	17,128
United Energy Group Ltd.	184,000	7,190
		161,774

India | 3.9%
Dr Reddy’s Laboratories Ltd. ADR	4,263	324,798
GAIL India Ltd. GDR	2,413	37,884
Larsen & Toubro Ltd. GDR	647	27,562
Mahindra & Mahindra Ltd. GDR	1,064	36,389
Reliance Industries Ltd. GDR (#)	602	44,909
State Bank of India GDR	3,443	347,743
		819,285

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   45

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Indonesia | 0.3%
Bank Mandiri Persero Tbk. PT ADR	2,362	$35,170
Bank Rakyat Indonesia Persero Tbk. PT ADR	1,138	16,069
First Resources Ltd.	12,500	12,721
		63,960

Ireland | 0.6%
AerCap Holdings NV	1,139	106,155
AIB Group PLC	3,974	20,937
		127,092

Israel | 1.0%
Check Point Software Technologies Ltd. (*)	141	23,265
Nice Ltd. ADR (*)	707	121,583
Wix.com Ltd. (*)	470	74,763
		219,611

Italy | 2.5%
Buzzi SpA	636	25,665
Ferrari NV	548	224,054
Telecom Italia SpA (*)	119,503	28,669
UniCredit SpA	6,950	258,960
		537,348

Japan | 14.0%
Central Japan Railway Co.	900	19,428
Chugai Pharmaceutical Co. Ltd.	2,800	99,951
Daiwa Securities Group, Inc.	16,000	122,727
Denso Corp.	15,700	245,031
East Japan Railway Co.	900	14,926
Hachijuni Bank Ltd.	3,100	20,233
Honda Motor Co. Ltd.	15,800	169,972
Hyakugo Bank Ltd.	5,200	22,383
Japan Post Bank Co. Ltd.	3,600	34,080
Japan Post Holdings Co. Ltd.	47,600	473,101
Japan Tobacco, Inc.	10,400	281,548

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Kirin Holdings Co. Ltd.	1,700	$21,929
Kyoto Financial Group, Inc.	5,600	99,460
Leopalace21 Corp.	6,400	20,504
Mitsui & Co. Ltd.	800	18,249
Mizuho Financial Group, Inc.	2,800	58,633
NGK Insulators Ltd.	6,700	85,690
NSK Ltd.	3,200	15,592
Ono Pharmaceutical Co. Ltd.	5,600	76,465
ORIX Corp.	4,200	93,178
Panasonic Holdings Corp.	35,300	290,023
Sega Sammy Holdings, Inc.	1,200	17,819
Shin-Etsu Chemical Co. Ltd.	765	29,756
SoftBank Corp.	5,400	66,075
Subaru Corp.	2,700	57,510
Sumitomo Mitsui Financial Group, Inc.	1,900	127,090
Takara Holdings, Inc.	2,100	14,220
Tokyo Electron Ltd. ADR	840	91,980
Tokyo Kiraboshi Financial Group, Inc.	800	23,787
Tokyu Fudosan Holdings Corp.	4,500	30,187
Toyota Motor Corp.	7,200	148,236
Yakult Honsha Co. Ltd.	4,200	75,102
		2,964,865

Malaysia | 0.4%
IJM Corp. Bhd.	44,200	28,557
MISC Bhd.	31,200	56,239
		84,796

Mexico | 0.4%
Arca Continental SAB de CV	2,900	28,439
Coca-Cola Femsa SAB de CV ADR	662	56,826
		85,265

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   47

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Netherlands | 4.4%
ASML Holding NV	578	$596,321
EXOR NV	194	20,219
NN Group NV	311	14,466
Wolters Kluwer NV	1,818	300,536
		931,542

Philippines | 0.3%
International Container Terminal Services, Inc.	9,710	57,997

Poland | 0.4%
KGHM Polska Miedz SA	582	21,589
ORLEN SA	3,584	59,996
		81,585

Portugal | 0.1%
Jeronimo Martins SGPS SA	770	15,036

Saudi Arabia | 0.6%
Elm Co.	80	18,276
Etihad Etisalat Co.	3,172	45,397
Riyadh Cables Group Co.	768	20,628
Saudi Chemical Co. Holding	16,275	48,899
		133,200

Singapore | 0.5%
Singapore Airlines Ltd.	20,700	105,086

South Africa | 0.8%
Gold Fields Ltd. ADR	1,066	15,883
Harmony Gold Mining Co. Ltd. ADR	11,189	102,603
Momentum Metropolitan Holdings	15,564	19,532
Sappi Ltd.	8,562	22,719
		160,737

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

South Korea | 3.8%
DB Insurance Co. Ltd.	639	$53,111
Doosan Bobcat, Inc.	2,207	81,666
Hanmi Pharm Co. Ltd.	80	15,680
Hyundai Rotem Co. Ltd.	648	19,205
KB Financial Group, Inc.	521	29,543
Kia Corp.	2,825	264,359
LG H&H Co. Ltd.	66	16,498
Samsung Electronics Co. Ltd.	4,992	293,359
Samsung Life Insurance Co. Ltd.	256	16,359
SK Hynix, Inc.	146	24,760
		814,540

Spain | 1.2%
Banco Bilbao Vizcaya Argentaria SA	10,046	100,222
Banco Santander SA	34,243	158,711
		258,933

Sweden | 1.0%
Betsson AB	4,910	57,124
Boliden AB	1,030	32,810
Hemnet Group AB	639	19,279
SKF AB, B Shares	1,775	35,418
Volvo AB, B Shares	2,024	51,923
Volvo Car AB, Class B (*)	7,029	21,808
		218,362

Switzerland | 5.4%
ABB Ltd.	7,503	415,351
Givaudan SA	49	232,438
Logitech International SA	1,576	151,656
Novartis AG	2,824	302,542
UBS Group AG	1,498	43,849
		1,145,836

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   49

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Taiwan | 6.4%
Accton Technology Corp.	4,000	$67,947
Asia Vital Components Co. Ltd.	2,000	47,526
Chicony Electronics Co. Ltd.	6,000	31,507
Delta Electronics, Inc.	17,000	201,950
FIT Hon Teng Ltd. (*)	77,000	34,101
Fortune Electric Co. Ltd.	1,000	28,999
Grape King Bio Ltd.	6,000	28,371
Hon Hai Precision Industry Co. Ltd.	17,000	111,438
International Games System Co. Ltd.	3,000	124,627
MediaTek, Inc.	7,000	299,252
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	386,640
		1,362,358

Thailand | 0.4%
Bangkok Dusit Medical Services PCL NVDR	94,600	68,976
PTT Exploration & Production PCL	4,400	18,225
		87,201

Turkey | 0.4%
BIM Birlesik Magazalar AS	1,621	27,042
Turk Hava Yollari AO (*)	3,191	30,173
Turkiye Garanti Bankasi AS	8,793	30,276
		87,491

United Arab Emirates | 0.5%
Emaar Properties PJSC	36,493	81,476
National Marine Dredging Co.	3,268	21,445
		102,921

United Kingdom | 7.3%
3i Group PLC	2,338	90,162
AstraZeneca PLC ADR	1,481	115,503
BAE Systems PLC	3,378	56,404
Barclays PLC	63,730	168,141
Britvic PLC	1,136	16,968

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

BT Group PLC	15,665	$27,809
Darktrace PLC (*)	4,353	31,758
Global Ship Lease, Inc., Class A	996	28,675
HSBC Holdings PLC	6,246	54,053
Imperial Brands PLC	5,553	142,178
International Consolidated Airlines Group SA (*)	50,637	103,354
Investec PLC	4,192	30,419
J Sainsbury PLC	5,389	17,386
Johnson Service Group PLC	23,955	47,812
Marks & Spencer Group PLC	3,474	12,511
NatWest Group PLC	48,940	191,968
RELX PLC	1,302	59,685
Rolls-Royce Holdings PLC (*)	24,372	140,880
Standard Chartered PLC	19,293	173,835
Vodafone Group PLC	33,630	29,629
		1,539,130

United States | 4.6%
Experian PLC	1,942	90,058
GSK PLC	20,700	398,949
Monday.com Ltd. (*)	86	20,705
Nestle SA	203	20,722
Roche Holding AG	977	271,132
Shell PLC	2,931	105,333
Stellantis NV	3,131	61,619
		968,518

Total Common Stocks (Cost $18,713,734)		20,643,635

Preferred Stocks | 1.4%

Brazil | 0.9%
Azul SA	7,000	9,191
Cia Energetica de Minas Gerais	22,400	39,630
Petroleo Brasileiro SA	22,400	152,470
		201,291

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   51

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Germany | 0.5%
Bayerische Motoren Werke AG	1,163	$102,597

Total Preferred Stocks (Cost $344,592)		303,888

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	26	0

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 0.8%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $182,800 United States Treasury Note, 4.250%, 03/15/27, with a fair value of $183,663) Proceeds of $180,079 (Cost $180,000)	$180	$180,000

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (concluded)

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $20,091)	20,091	$20,091

Total Investments | 99.7% (Cost $19,258,417)		$21,147,614

Cash and Other Assets in Excess of Liabilities | 0.3%		53,720

Net Assets | 100.0%		$21,201,334

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   53

Description	Shares	Fair Value

Lazard International Equity Portfolio

Common Stocks | 94.8%

Australia | 1.4%
Rio Tinto PLC	219,047	$14,418,921

Belgium | 1.1%
KBC Group NV	165,891	11,701,704

Canada | 3.4%
Gildan Activewear, Inc.	449,675	17,056,128
Suncor Energy, Inc.	463,335	17,662,308
		34,718,436

China | 3.6%
Autohome, Inc. ADR	230,435	6,325,441
ESR Group Ltd.	3,712,000	4,869,251
Li Ning Co. Ltd.	3,766,000	7,964,010
Sungrow Power Supply Co. Ltd., Class A	618,540	5,266,402
Tencent Holdings Ltd.	274,600	13,032,784
		37,457,888

Denmark | 0.8%
Carlsberg AS, Class B	66,661	7,977,681

Finland | 2.2%
Fortum OYJ	739,653	10,791,892
Nordea Bank Abp	1,008,616	12,020,556
		22,812,448

France | 9.0%
Air Liquide SA	96,792	16,663,910
Bureau Veritas SA	517,752	14,291,034
Capgemini SE	66,040	13,080,638
Engie SA	991,638	14,123,865
Orange SA	964,693	9,660,033
Pernod Ricard SA	76,622	10,427,279
Thales SA	90,321	14,513,165
		92,759,924

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Germany | 8.7%
Brenntag SE	106,695	$7,189,876
Continental AG	198,472	11,241,222
Merck KGaA	103,524	17,154,433
MTU Aero Engines AG	43,936	11,233,413
Rheinmetall AG	17,168	8,733,418
SAP SE	62,032	12,594,663
Siemens AG	40,440	7,521,401
Siemens Healthineers AG	247,753	14,271,878
		89,940,304

Greece | 1.2%
National Bank of Greece SA (*)	1,508,218	12,579,060

Hong Kong | 1.8%
AIA Group Ltd.	1,183,200	8,023,220
Techtronic Industries Co. Ltd.	875,000	9,991,425
		18,014,645

Israel | 0.9%
Wix.com Ltd. (*)	57,599	9,162,273

Italy | 3.1%
Ryanair Holdings PLC ADR	145,015	16,885,547
UniCredit SpA	401,468	14,958,874
		31,844,421

Japan | 17.8%
Asics Corp.	881,200	13,559,882
Bandai Namco Holdings, Inc.	395,900	7,765,423
FANUC Corp.	496,800	13,635,454
Hitachi Ltd.	814,000	18,348,755
Kokusai Electric Corp.	375,600	11,070,831
MatsukiyoCocokara & Co.	1,021,000	14,700,382
Mitsubishi Electric Corp.	596,000	9,527,572

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   55

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

NEC Corp.	93,400	$7,637,359
Nippon Sanso Holdings Corp.	442,400	13,162,214
Nitori Holdings Co. Ltd.	89,800	9,499,304
Otsuka Holdings Co. Ltd.	246,500	10,394,542
Recruit Holdings Co. Ltd.	230,000	12,378,315
Renesas Electronics Corp.	924,903	17,463,122
Shimadzu Corp.	332,600	8,351,180
Suzuki Motor Corp.	1,300,400	15,049,815
		182,544,150

Mexico | 1.0%
Arca Continental SAB de CV	1,050,912	10,305,773

Netherlands | 1.7%
ING Groep NV	1,008,627	17,282,504

Singapore | 1.9%
DBS Group Holdings Ltd.	466,512	12,292,907
STMicroelectronics NV	197,489	7,695,931
		19,988,838

South Korea | 1.3%
Samsung Electronics Co. Ltd.	220,024	12,929,885

Spain | 1.0%
Industria de Diseno Textil SA	206,885	10,223,760

Sweden | 1.5%
Sandvik AB	767,072	15,419,427

Switzerland | 3.1%
ABB Ltd.	345,871	19,146,746
Cie Financiere Richemont SA, Class A	78,393	12,234,699
		31,381,445

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Taiwan | 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	137,569	$23,910,868

United Kingdom | 15.8%
3i Group PLC	429,876	16,577,657
AstraZeneca PLC	80,629	12,569,738
Coca-Cola Europacific Partners PLC	162,475	11,874,766
Compass Group PLC	640,427	17,436,278
JD Sports Fashion PLC	4,599,716	6,884,488
London Stock Exchange Group PLC	106,214	12,590,272
RELX PLC	818,751	37,532,404
Rentokil Initial PLC	1,780,664	10,382,687
Unilever PLC	500,580	27,560,761
WPP PLC	948,426	8,694,401
		162,103,452

United States | 10.2%
Aon PLC, Class A	45,500	13,357,890
BP PLC	2,051,638	12,362,110
Chubb Ltd.	42,588	10,863,347
CRH PLC	144,835	10,859,728
Experian PLC	262,352	12,166,259
ICON PLC (*)	68,585	21,499,340
Roche Holding AG	86,668	24,051,620
		105,160,294

Total Common Stocks (Cost $790,646,991)		974,638,101

Preferred Stocks | 2.6%

Brazil | 1.0%
Itau Unibanco Holding SA	1,762,900	10,220,852

Germany | 1.6%
Henkel AG & Co. KGaA	187,108	16,673,939

Total Preferred Stocks (Cost $23,561,110)		26,894,791

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   57

Description	Principal Amount (000)	Fair Value

Lazard International Equity Portfolio (concluded)

Repurchase Agreements | 0.7%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $7,310,800 United States Treasury Note, 4.250%, 03/15/27, with a fair value of $7,344,103) Proceeds of $7,203,174 (Cost $7,200,000)	$7,200	$7,200,000

Description	Shares	Fair Value

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $380,198)	380,198	$380,198

Total Investments | 98.1% (Cost $821,788,299)		$1,009,113,090

Cash and Other Assets in Excess of Liabilities | 1.9%		19,407,446

Net Assets | 100.0%		$1,028,520,536

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Select Portfolio

Common Stocks | 94.7%

Belgium | 1.3%
KBC Group NV	10,053	$709,124

Canada | 1.6%
Suncor Energy, Inc.	22,622	862,350

China | 7.4%
Alibaba Group Holding Ltd.	59,500	534,910
Autohome, Inc. ADR	10,704	293,825
ENN Energy Holdings Ltd.	71,500	588,717
ESR Group Ltd.	184,800	242,413
Li Ning Co. Ltd.	205,000	433,516
Sungrow Power Supply Co. Ltd., Class A	65,100	554,278
Tencent Holdings Ltd.	28,500	1,352,638
		4,000,297

Denmark | 3.9%
Carlsberg AS, Class B	4,264	510,296
Novo Nordisk AS, Class B	11,309	1,615,560
		2,125,856

Finland | 1.2%
Sampo OYJ, A Shares	14,892	639,331

France | 8.2%
Air Liquide SA	5,491	945,342
Bureau Veritas SA	33,214	916,775
Capgemini SE	3,317	657,003
Engie SA	49,479	704,728
Pernod Ricard SA	3,779	514,274
Thales SA	4,155	667,643
		4,405,765

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   59

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Germany | 6.4%
Continental AG	9,095	$515,130
Merck KGaA	3,687	610,954
MTU Aero Engines AG	2,288	584,988
SAP SE	2,921	593,065
Siemens AG	2,346	436,331
Siemens Healthineers AG	12,199	702,727
		3,443,195

Greece | 1.2%
Piraeus Financial Holdings SA (*)	172,288	628,752

Hong Kong | 1.9%
AIA Group Ltd.	77,400	524,845
Techtronic Industries Co. Ltd.	42,500	485,298
		1,010,143

India | 1.7%
ICICI Bank Ltd. ADR	32,138	925,896

Indonesia | 2.2%
Bank Mandiri Persero Tbk PT	2,077,400	775,780
Telkom Indonesia Persero Tbk PT ADR	21,972	410,877
		1,186,657

Italy | 1.7%
Ryanair Holdings PLC ADR	7,987	930,006

Japan | 11.6%
Daikin Industries Ltd.	3,900	538,756
FANUC Corp.	27,600	757,525
Hoya Corp.	6,000	702,046
Nitori Holdings Co. Ltd.	2,500	264,457
Nomura Research Institute Ltd.	30,800	869,499
Recruit Holdings Co. Ltd.	12,700	683,498

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Renesas Electronics Corp.	38,600	$728,808
Shin-Etsu Chemical Co. Ltd.	14,700	571,774
Suzuki Motor Corp.	40,800	472,188
Tokyo Electron Ltd.	3,000	658,791
		6,247,342

Mexico | 1.5%
Grupo Financiero Banorte SAB de CV, Class O	105,700	823,645

Netherlands | 4.6%
ASM International NV	666	507,291
IMCD NV	3,704	512,761
ING Groep NV	49,131	841,844
Universal Music Group NV	20,839	617,737
		2,479,633

Singapore | 1.9%
DBS Group Holdings Ltd.	23,140	609,755
STMicroelectronics NV	11,235	437,815
		1,047,570

South Korea | 1.0%
Samsung Electronics Co. Ltd.	9,286	545,699

Sweden | 1.1%
Epiroc AB, Class A	29,591	590,077

Switzerland | 4.3%
ABB Ltd.	18,499	1,024,069
Cie Financiere Richemont SA, Class A	6,176	963,881
VAT Group AG	557	313,510
		2,301,460

Taiwan | 5.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	93,000	2,765,960

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   61

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

United Kingdom | 12.5%
3i Group PLC	9,705	$374,262
Coca-Cola Europacific Partners PLC	8,884	649,302
Compass Group PLC	45,251	1,232,005
London Stock Exchange Group PLC	5,270	624,689
RELX PLC	36,574	1,676,590
Rentokil Initial PLC	105,064	612,607
Unilever PLC	28,375	1,562,261
		6,731,716

United States | 12.4%
Aon PLC, Class A	3,485	1,023,126
BP PLC	278,983	1,681,007
Chubb Ltd.	2,793	712,439
CRH PLC	8,271	620,160
Experian PLC	14,456	670,380
ICON PLC (*)	2,888	905,301
Roche Holding AG	3,801	1,054,832
		6,667,245

Total Common Stocks (Cost $43,629,681)		51,067,719

Preferred Stocks | 2.1%

Brazil | 1.1%
Itau Unibanco Holding SA	101,900	590,791

Germany | 1.0%
Henkel AG & Co. KGaA	6,159	548,853

Total Preferred Stocks (Cost $937,229)		1,139,644

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard International Equity Select Portfolio (concluded)

Repurchase Agreements | 1.8%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $1,064,400 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $999,603) Proceeds of $980,432 (Cost $980,000)	$980	$980,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $61,152)	61,152	$61,152

Total Investments | 98.7% (Cost $45,608,062)		$53,248,515

Cash and Other Assets in Excess of Liabilities | 1.3%		723,345

Net Assets | 100.0%		$53,971,860

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   63

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio

Common Stocks | 96.3%

Australia | 1.6%
Computershare Ltd.	247,000	$4,338,932

Brazil | 1.5%
TOTVS SA ADR	386,558	4,213,482

Canada | 4.5%
Dollarama, Inc.	75,251	6,870,803
Toromont Industries Ltd.	62,265	5,513,073
		12,383,876

China | 2.2%
Tencent Holdings Ltd.	126,100	5,984,829

Denmark | 1.8%
Coloplast AS, Class B	40,993	4,923,100

France | 6.6%
Legrand SA	52,126	5,194,525
LVMH Moet Hennessy Louis Vuitton SE	10,844	8,327,664
Pernod Ricard SA	32,130	4,372,484
		17,894,673

Germany | 4.9%
SAP SE	40,503	8,223,524
Scout24 SE	65,929	5,026,975
		13,250,499

Hong Kong | 3.1%
AIA Group Ltd.	466,000	3,159,923
Hong Kong Exchanges & Clearing Ltd.	162,000	5,161,622
		8,321,545

India | 2.9%
HDFC Bank Ltd. ADR	121,087	7,789,527

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Israel | 2.5%
Check Point Software Technologies Ltd. (*)	41,819	$6,900,135

Japan | 8.8%
Hoya Corp.	43,800	5,124,937
Keyence Corp.	12,200	5,382,340
M3, Inc.	398,500	3,826,584
Pigeon Corp.	86,400	780,957
Shimano, Inc.	15,200	2,355,204
SMS Co. Ltd.	303,100	3,832,874
Toei Animation Co. Ltd.	179,200	2,778,634
		24,081,530

Netherlands | 8.8%
ASML Holding NV	7,904	8,154,538
IMCD NV	31,658	4,382,557
Universal Music Group NV	194,890	5,777,184
Wolters Kluwer NV	34,690	5,734,644
		24,048,923

Norway | 2.1%
AutoStore Holdings Ltd. (*)	938,056	1,094,700
Gjensidige Forsikring ASA	253,897	4,536,874
		5,631,574

South Africa | 2.7%
Clicks Group Ltd.	395,991	7,495,387

Spain | 2.8%
Industria de Diseno Textil SA	154,698	7,644,804

Sweden | 4.2%
Assa Abloy AB, Class B	230,077	6,520,402
Hexagon AB, B Shares	439,764	4,936,463
		11,456,865

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   65

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Switzerland | 5.3%
Partners Group Holding AG	6,530	$8,397,639
VAT Group AG	10,725	6,036,627
		14,434,266

Taiwan | 4.6%
Lotes Co. Ltd.	59,000	2,938,210
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	54,960	9,552,598
		12,490,808

United Kingdom | 15.7%
Allfunds Group PLC	207,827	1,162,789
Diageo PLC	140,012	4,404,830
Diploma PLC	79,994	4,173,887
Halma PLC	280,215	9,539,874
London Stock Exchange Group PLC	68,939	8,171,811
RELX PLC	181,717	8,330,494
Unilever PLC	125,605	6,897,404
		42,681,089

United States | 9.7%
Accenture PLC, Class A	23,934	7,261,815
Aon PLC, Class A	30,330	8,904,281
BRP, Inc.	56,721	3,634,075
Experian PLC	140,974	6,537,500
		26,337,671

Total Common Stocks (Cost $242,475,651)		262,303,515

Preferred Stocks | 1.3%

Germany | 1.3%
Sartorius AG (Cost $5,552,471)	14,680	3,440,551

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard International Quality Growth Portfolio (concluded)

Repurchase Agreements | 1.8%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $5,463,200 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $5,130,622) Proceeds of $5,032,217 (Cost $5,030,000)	$5,030	$5,030,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $274,450)	274,450	$274,450

Total Investments | 99.5% (Cost $253,332,572)		$271,048,516

Cash and Other Assets in Excess of Liabilities | 0.5%		1,353,828

Net Assets | 100.0%		$272,402,344

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   67

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 97.8%

Australia | 5.6%
ALS Ltd.	11,485	$106,873
Amotiv Ltd.	17,622	122,783
AUB Group Ltd.	8,044	170,504
National Storage REIT	51,930	79,684
SmartGroup Corp. Ltd.	20,818	116,863
		596,707

Austria | 1.5%
BAWAG Group AG	2,468	155,749

Belgium | 0.7%
Azelis Group NV	4,313	76,939

Canada | 5.4%
Descartes Systems Group, Inc. (*)	913	88,461
Dream Industrial REIT	14,005	129,705
Spin Master Corp.	5,235	107,872
Stelco Holdings, Inc.	2,342	63,632
Toromont Industries Ltd.	792	70,125
Trisura Group Ltd. (*)	4,003	121,081
		580,876

Denmark | 2.0%
Zealand Pharma AS (*)	1,703	216,779

Finland | 1.5%
Kemira OYJ	6,473	157,710

France | 7.1%
Exosens SAS	5,049	114,687
Gaztransport Et Technigaz SA	1,051	136,978
Planisware SA	4,700	132,419
Remy Cointreau SA	1,300	108,896

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

SEB SA	965	$98,392
SOITEC (*)	625	69,162
Technip Energies NV	4,259	95,179
		755,713

Germany | 6.6%
Covestro AG (*)	2,013	117,996
CTS Eventim AG & Co. KGaA	938	78,289
Gerresheimer AG	1,006	108,043
Hensoldt AG	2,769	101,799
JOST Werke SE	2,130	98,074
Sirius Real Estate Ltd. REIT	131,497	155,853
Stabilus SE	847	38,754
		698,808

Greece | 3.1%
Jumbo SA	6,355	182,342
National Bank of Greece SA (*)	17,598	146,773
		329,115

Italy | 7.2%
BFF Bank SpA	16,359	155,831
Italgas SpA	26,803	132,078
Sanlorenzo SpA	3,459	143,458
Sesa SpA	1,125	139,162
SOL SpA	3,348	118,394
Tinexta SpA	4,808	83,301
		772,224

Japan | 27.2%
Ai Holdings Corp.	7,900	116,985
BayCurrent Consulting, Inc.	4,500	90,686
Bell System24 Holdings, Inc.	15,500	154,321
Hulic Co. Ltd.	13,500	119,827
Jeol Ltd.	2,800	127,763

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   69

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Koito Manufacturing Co. Ltd.	6,100	$84,227
MatsukiyoCocokara & Co.	8,200	118,064
MINEBEA MITSUMI, Inc.	6,900	142,299
Money Forward, Inc. (*)	4,600	155,195
Nihon Kohden Corp.	9,300	134,476
Nippon Gas Co. Ltd.	9,700	145,456
Nippon Sanso Holdings Corp.	5,200	154,710
Open Up Group, Inc.	10,800	133,468
SBI Sumishin Net Bank Ltd.	10,000	190,244
Shimadzu Corp.	4,700	118,011
Sumitomo Forestry Co. Ltd.	4,100	131,128
TechnoPro Holdings, Inc.	6,835	112,082
Tokyo Century Corp.	13,600	127,703
Toyo Suisan Kaisha Ltd.	2,200	130,639
USS Co. Ltd.	20,700	174,213
Zenkoku Hosho Co. Ltd.	2,842	104,827
ZOZO, Inc.	5,500	137,980
		2,904,304

Jersey | 1.8%
JTC PLC	16,189	196,870

Mexico | 1.8%
Arca Continental SAB de CV	19,100	187,304

Netherlands | 3.9%
Aalberts NV	2,417	97,959
Arcadis NV	2,467	156,070
CTP NV	9,278	157,770
		411,799

Spain | 1.0%
CIE Automotive SA	3,838	106,440

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Sweden | 3.1%
Catena AB	3,145	$156,613
Munters Group AB	5,219	97,782
Swedish Orphan Biovitrum AB (*)	3,034	81,017
		335,412

Switzerland | 1.7%
Swissquote Group Holding SA	373	117,202
Tecan Group AG	200	67,023
		184,225

Turkey | 1.2%
BIM Birlesik Magazalar AS	7,712	128,652

United Kingdom | 14.6%
Allfunds Group PLC	13,346	74,671
Alphawave IP Group PLC (*)	52,746	95,586
Auto Trader Group PLC	13,786	138,959
Britvic PLC	13,149	196,400
ConvaTec Group PLC	43,240	128,388
Diploma PLC	2,036	106,233
Dowlais Group PLC	86,367	79,365
Genuit Group. PLC	24,679	134,533
GlobalData PLC	55,180	152,185
Marlowe PLC	10,748	58,457
Urban Logistics REIT PLC	98,519	146,539
Volution Group PLC	21,330	121,322
Weir Group PLC	4,905	122,358
		1,554,996

United States | 0.8%
Samsonite International SA	28,500	85,023

Total Common Stocks (Cost $10,231,536)		10,435,645

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   71

Description	Principal Amount (000)	Fair Value

Lazard International Small Cap Equity Portfolio (concluded)

Repurchase Agreements | 0.3%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $32,600 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $30,631) Proceeds of $30,013 (Cost $30,000)	$30	$30,000

Description	Shares	Fair Value

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $2,972)	2,972	$2,972

Total Investments | 98.1% (Cost $10,264,508)		$10,468,617

Cash and Other Assets in Excess of Liabilities | 1.9%		201,433

Net Assets | 100.0%		$10,670,050

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio

Common Stocks | 97.8%

Belgium | 1.3%
KBC Group NV	656,949	$46,340,205

Canada | 3.3%
Canadian Pacific Kansas City Ltd.	869,530	68,479,341
Suncor Energy, Inc.	1,459,420	55,633,020
		124,112,361

Denmark | 7.4%
Carlsberg AS, Class B	596,836	71,426,576
Novo Nordisk AS, Class B	1,423,290	203,325,753
		274,752,329

Finland | 1.9%
Sampo OYJ, A Shares	1,683,278	72,265,070

France | 4.7%
Airbus SE	569,256	78,492,232
Engie SA	3,326,270	47,375,945
Pernod Ricard SA	352,959	48,033,225
		173,901,402

Germany | 11.3%
Continental AG	742,166	42,035,416
Douglas AG	1,625,342	29,692,757
Gerresheimer AG	355,185	38,146,451
Infineon Technologies AG	1,467,244	53,902,531
Merck KGaA	471,333	78,102,183
MTU Aero Engines AG	229,626	58,710,026
Schott Pharma AG & Co. KGaA	833,050	27,306,067
Siemens AG	488,067	90,775,163
		418,670,594

Greece | 1.4%
Piraeus Financial Holdings SA (*)	14,197,723	51,813,486

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements    73

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

India | 1.1%
HDFC Bank Ltd.	2,038,147	$41,171,694

Israel | 3.1%
Bank Leumi Le-Israel BM	8,815,206	71,796,210
Wix.com Ltd. (*)	279,569	44,471,041
		116,267,251

Italy | 5.0%
BFF Bank SpA	3,929,141	37,427,708
Ryanair Holdings PLC ADR	617,907	71,949,091
UniCredit SpA	2,079,691	77,490,202
		186,867,001

Japan | 14.1%
Advantest Corp.	816,700	33,056,180
BayCurrent Consulting, Inc.	1,474,600	29,716,761
Daikin Industries Ltd.	282,500	39,025,237
FANUC Corp.	1,918,900	52,667,216
Hoya Corp.	588,900	68,905,827
Kobe Bussan Co. Ltd.	1,255,000	27,926,523
Koito Manufacturing Co. Ltd.	2,039,400	28,159,422
Mitsubishi Electric Corp.	3,020,400	48,283,689
Renesas Electronics Corp.	3,284,700	62,018,522
Shimadzu Corp.	1,561,500	39,207,360
Suzuki Motor Corp.	3,423,688	39,623,093
Ulvac, Inc.	838,800	55,254,536
		523,844,366

Mexico | 1.7%
Arca Continental SAB de CV	6,538,300	64,117,868

Netherlands | 4.3%
ASML Holding NV	156,067	161,013,951

Portugal | 1.1%
EDP - Energias de Portugal SA	10,685,923	40,035,951

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Singapore | 1.3%
STMicroelectronics NV	1,196,144	$46,612,424

South Korea | 1.4%
Samsung Electronics Co. Ltd.	914,460	53,738,967

Sweden | 1.7%
Hexagon AB, B Shares	5,477,471	61,486,015

Switzerland | 2.2%
ABB Ltd.	1,483,397	82,117,972

Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,253,000	37,266,110

United Kingdom | 16.1%
Allfunds Group PLC	4,372,642	24,464,861
Ashtead Group PLC	654,765	43,626,281
Coca-Cola Europacific Partners PLC	1,182,199	86,403,057
Compass Group PLC	2,654,080	72,260,034
Informa PLC	5,200,435	56,301,174
London Stock Exchange Group PLC	592,922	70,283,100
National Grid PLC	3,929,345	43,818,075
RELX PLC	2,679,065	122,811,148
Weir Group PLC	1,574,162	39,268,425
WPP PLC	4,049,461	37,122,178
		596,358,333

United States | 12.4%
Accenture PLC, Class A	265,656	80,602,687
Aon PLC, Class A	299,038	87,791,576
Chubb Ltd.	292,223	74,540,243
CRH PLC	726,365	54,462,848
Experian PLC	1,215,975	56,389,380
ICON PLC (*)	334,059	104,717,475
		458,504,209

Total Common Stocks (Cost $2,927,652,054)		3,631,257,559

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   75

Description	Principal Amount (000)	Fair Value

Lazard International Strategic Equity Portfolio (concluded)

Repurchase Agreements | 2.0%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $80,286,100 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $75,398,476) Proceeds of $73,952,586 (Cost $73,920,000)	$73,920	$73,920,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $3,896,765)	3,896,765	$3,896,765

Total Investments | 99.9% (Cost $3,005,468,819)		$3,709,074,324

Cash and Other Assets in Excess of Liabilities | 0.1%		3,173,812

Net Assets | 100.0%		$3,712,248,136

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio

Common Stocks | 98.2%

Australia | 0.8%
Telstra Group Ltd.	51,177	$123,329

Bermuda | 0.2%
RenaissanceRe Holdings Ltd.	163	36,432

Canada | 4.9%
CGI, Inc. (*)	1,086	108,398
Dollarama, Inc.	1,273	116,231
Fairfax Financial Holdings Ltd.	66	75,083
Fortis, Inc.	1,431	55,617
Hydro One Ltd.	1,668	48,587
Loblaw Cos. Ltd.	1,286	149,182
Metro, Inc.	2,954	163,652
Teekay Tankers Ltd., Class A	638	43,901
		760,651

China | 1.0%
BOC Hong Kong Holdings Ltd.	12,500	38,585
NXP Semiconductors NV	232	62,429
Yangzijiang Shipbuilding Holdings Ltd.	29,600	53,595
		154,609

Denmark | 0.9%
Jyske Bank AS	444	35,287
Novo Nordisk AS, Class B	757	108,142
		143,429

France | 1.2%
Cie Generale des Etablissements Michelin SCA	986	38,045
Orange SA	14,705	147,250
		185,295

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements    77

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Hong Kong | 1.1%
Hang Lung Properties Ltd.	33,000	$28,146
Henderson Land Development Co. Ltd.	16,000	42,789
Swire Pacific Ltd., Class A	4,000	35,356
WH Group Ltd.	83,500	54,935
		161,226

Israel | 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	44,189	49,565

Italy | 0.3%
Banco BPM SpA	6,409	41,459

Japan | 13.5%
Central Japan Railway Co.	3,000	64,759
Chugoku Electric Power Co., Inc.	4,900	32,025
East Japan Railway Co.	7,400	122,724
Ezaki Glico Co. Ltd.	1,100	28,601
Hachijuni Bank Ltd.	6,700	43,730
Japan Post Bank Co. Ltd.	20,000	189,333
Japan Post Holdings Co. Ltd.	24,200	240,526
Japan Real Estate Investment Corp. REIT	38	119,984
KDDI Corp.	2,600	68,901
Kirin Holdings Co. Ltd.	4,900	63,206
Kuraray Co. Ltd.	7,600	87,611
Kyushu Railway Co.	2,000	43,344
MEIJI Holdings Co. Ltd.	5,500	118,588
Morinaga Milk Industry Co. Ltd.	2,600	54,429
Nagoya Railroad Co. Ltd.	4,900	53,427
NGK Insulators Ltd.	5,200	66,506
Nippon Telegraph & Telephone Corp.	160,900	152,074
Nomura Real Estate Master Fund, Inc. REIT	36	31,953
Ono Pharmaceutical Co. Ltd.	5,100	69,638
Oracle Corp.	500	34,592
Osaka Gas Co. Ltd.	8,700	192,075
Sankyo Co. Ltd.	3,200	34,773

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

SoftBank Corp.	2,800	$34,261
Tokyo Gas Co. Ltd.	3,400	72,540
Yakult Honsha Co. Ltd.	2,700	48,280
		2,067,880

Netherlands | 1.7%
EXOR NV	478	49,818
Koninklijke Ahold Delhaize NV	1,153	34,031
Koninklijke KPN NV	13,393	51,325
Wolters Kluwer NV	733	121,173
		256,347

Singapore | 0.8%
City Developments Ltd.	15,800	59,967
Jardine Cycle & Carriage Ltd.	3,100	60,621
		120,588

Switzerland | 1.9%
Givaudan SA	17	80,642
Logitech International SA	483	46,478
Novartis AG	1,212	129,845
PSP Swiss Property AG	320	41,080
		298,045

United Kingdom | 5.0%
AstraZeneca PLC	759	118,325
BAE Systems PLC	6,606	110,303
Fidelis Insurance Holdings Ltd.	2,895	47,218
HSBC Holdings PLC	6,353	54,979
RELX PLC	2,359	108,139
Serco Group PLC	17,821	40,512
Standard Chartered PLC	7,139	64,324
Unilever PLC	2,637	145,187
Vodafone Group PLC	51,164	45,077
Yellow Cake PLC (*)	4,373	32,205
		766,269

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   79

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

United States | 64.6%
Agree Realty Corp. REIT	1,319	$81,699
Alkermes PLC (*)	1,284	30,944
Allison Transmission Holdings, Inc.	1,096	83,186
Allstate Corp.	223	35,604
Alphabet, Inc., Class C	862	158,108
Altria Group, Inc.	2,974	135,466
Amdocs Ltd.	385	30,384
Ameren Corp.	1,325	94,221
American Electric Power Co., Inc.	1,117	98,006
American Tower Corp. REIT	660	128,291
Aon PLC, Class A	336	98,643
AptarGroup, Inc.	235	33,090
Assurant, Inc.	371	61,679
AT&T, Inc.	3,049	58,266
Atlassian Corp., Class A (*)	253	44,751
Atmos Energy Corp.	971	113,267
Automatic Data Processing, Inc.	372	88,793
Axis Capital Holdings Ltd.	758	53,553
Becton Dickinson & Co.	158	36,926
Biogen, Inc. (*)	219	50,769
Boston Scientific Corp. (*)	675	51,982
Brady Corp., Class A	612	40,404
Bristol-Myers Squibb Co.	4,517	187,591
Cal-Maine Foods, Inc.	1,702	104,009
Cardinal Health, Inc.	586	57,616
Cboe Global Markets, Inc.	697	118,532
CDW Corp.	260	58,198
Cencora, Inc.	832	187,450
Centene Corp. (*)	726	48,134
Central Garden & Pet Co., Class A (*)	1,411	46,605
Chemed Corp.	122	66,195
Chubb Ltd.	123	31,375
Cigna Group	368	121,650
Cirrus Logic, Inc. (*)	296	37,787
Cisco Systems, Inc.	2,290	108,798

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Clearwater Paper Corp. (*)	924	$44,786
CMS Energy Corp.	631	37,563
Coca-Cola Co.	958	60,977
Cognizant Technology Solutions Corp., Class A	757	51,476
Colgate-Palmolive Co.	2,649	257,059
Comcast Corp., Class A	3,253	127,387
CommVault Systems, Inc. (*)	498	60,542
Consolidated Edison, Inc.	903	80,746
Constellation Brands, Inc., Class A	142	36,534
Corebridge Financial, Inc.	1,486	43,272
Coterra Energy, Inc.	1,183	31,551
CSG Systems International, Inc.	1,000	41,170
CVS Health Corp.	1,479	87,350
DaVita, Inc. (*)	351	48,638
Deckers Outdoor Corp. (*)	55	53,237
Dell Technologies, Inc., Class C	219	30,202
Dominion Energy, Inc.	1,004	49,196
Dropbox, Inc., Class A (*)	1,874	42,109
Electronic Arts, Inc.	1,092	152,148
Eli Lilly & Co.	38	34,404
Enact Holdings, Inc.	1,260	38,632
Entergy Corp.	724	77,468
Everest Group Ltd.	142	54,105
Fiserv, Inc. (*)	899	133,987
Fulton Financial Corp.	2,207	37,475
General Mills, Inc.	1,947	123,167
Gilead Sciences, Inc.	3,128	214,612
GSK PLC	6,760	130,285
Hartford Financial Services Group, Inc.	453	45,545
Horace Mann Educators Corp.	1,300	42,406
Ingredion, Inc.	570	65,379
International Business Machines Corp.	542	93,739
International Seaways, Inc.	674	39,854
Johnson & Johnson	820	119,851
Kellanova	1,094	63,102
Kimberly-Clark Corp.	1,732	239,362

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   81

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Kroger Co.	1,630	$81,386
Lockheed Martin Corp.	400	186,840
M&T Bank Corp.	300	45,408
MasterCard, Inc., Class A	143	63,086
McKesson Corp.	126	73,589
Merck & Co., Inc.	1,533	189,785
Meta Platforms, Inc., Class A	149	75,129
Molina Healthcare, Inc. (*)	105	31,217
National Fuel Gas Co.	1,033	55,978
National HealthCare Corp.	728	78,915
Neurocrine Biosciences, Inc. (*)	437	60,162
NewMarket Corp.	371	191,276
NiSource, Inc.	1,058	30,481
Northrop Grumman Corp.	114	49,698
PACCAR, Inc.	376	38,705
PepsiCo, Inc.	1,384	228,263
Philip Morris International, Inc.	365	36,985
Procter & Gamble Co.	1,400	230,888
QUALCOMM, Inc.	455	90,627
Qualys, Inc. (*)	332	47,343
Regeneron Pharmaceuticals, Inc. (*)	144	151,348
RingCentral, Inc., Class A (*)	924	26,057
Roche Holding AG	989	274,462
SBA Communications Corp. REIT	869	170,585
Sempra	811	61,685
Shell PLC	972	34,931
Southwest Gas Holdings, Inc.	733	51,589
Spire, Inc.	581	35,284
Squarespace, Inc., Class A (*)	1,091	47,600
Super Micro Computer, Inc. (*)	137	112,251
TJX Cos., Inc.	909	100,081
Tradeweb Markets, Inc., Class A	394	41,764
Travelers Cos., Inc.	153	31,111
United Therapeutics Corp. (*)	174	55,428
UnitedHealth Group, Inc.	218	111,019
Unum Group	758	38,741

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Verizon Communications, Inc.	3,134	$129,246
Vertex Pharmaceuticals, Inc. (*)	142	66,558
W.R. Berkley Corp.	485	38,111
Walmart, Inc.	3,352	226,964
Waste Management, Inc.	674	143,791
WD-40 Co.	286	62,817
WEC Energy Group, Inc.	431	33,816
Western Union Co.	3,489	42,636
Xcel Energy, Inc.	4,309	230,144
Zoom Video Communications, Inc. Class A (*)	945	55,935
		9,931,003

Total Common Stocks (Cost $14,202,231)		15,096,127

Preferred Stocks | 0.3%

Germany | 0.3%
Henkel AG & Co. KGaA (Cost $35,785)	408	36,359

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	22	0

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   83

Description	Principal Amount (000)	Fair Value

Lazard Managed Equity Volatility Portfolio (concluded)

Repurchase Agreements | 2.7%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $410,500 United States Treasury Inflation Indexed Note, 0.125%, 04/15/27, with a fair value of $428,530) Proceeds of $420,185 (Cost $420,000)	$420	$420,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $32,550)	32,550	$32,550

Total Investments | 101.4% (Cost $14,690,566)		$15,585,036

Liabilities in Excess of Cash and Other Assets | (1.4)%		(212,158)

Net Assets | 100.0%		$15,372,878

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 97.5%

Broadline Retail | 8.6%
Amazon.com, Inc. (*)	42,088	$8,133,506

Capital Markets | 9.5%
Intercontinental Exchange, Inc.	32,809	4,491,224
S&P Global, Inc.	10,054	4,484,084
		8,975,308

Commercial Services & Supplies | 4.6%
Waste Management, Inc.	20,653	4,406,111

Electrical Equipment | 4.4%
Rockwell Automation, Inc.	15,146	4,169,391

Financial Services | 8.7%
Corpay, Inc. (*)	14,808	3,944,999
Visa, Inc., A Shares	16,551	4,344,141
		8,289,140

Ground Transportation | 2.4%
Old Dominion Freight Line, Inc.	12,968	2,290,149

Health Care Providers & Services | 5.0%
UnitedHealth Group, Inc.	9,257	4,714,220

Hotels, Restaurants & Leisure | 4.0%
McDonald’s Corp.	14,952	3,810,368

Interactive Media & Services | 4.2%
Alphabet, Inc., Class A	21,653	3,944,094

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   85

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (continued)

IT Services | 2.9%
DigitalOcean Holdings, Inc. (*)	78,082	$2,713,349

Pharmaceuticals | 4.6%
Zoetis, Inc.	25,008	4,335,387

Semiconductors & Semiconductor Equipment | 18.0%
Broadcom, Inc.	3,672	5,895,506
Marvell Technology, Inc.	160,210	11,198,679
		17,094,185

Software | 5.6%
Oracle Corp.	37,615	5,311,238

Specialized REITs | 10.3%
Crown Castle, Inc.	59,915	5,853,696
Public Storage	13,571	3,903,698
		9,757,394

Textiles, Apparel & Luxury Goods | 4.7%
Lululemon Athletica, Inc. (*)	14,873	4,442,565

Total Common Stocks (Cost $77,857,364)		92,386,405

The accompanying notes are an integral part of these financial statements.

86   Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Equity Concentrated Portfolio (concluded)

Repurchase Agreements | 0.2%
Fixed Income Clearing Corp. 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $213,300 United States Treasury Note, 4.250%, 03/15/27, with a fair value of $214,340) Proceeds of $210,093 (Cost $210,000)	$210	$210,000

Description	Shares	Fair Value

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $18,594)	18,594	$18,594

Total Investments | 97.7% (Cost $78,085,958)		$92,614,999

Cash and Other Assets in Excess of Liabilities | 2.3%		2,168,317

Net Assets | 100.0%		$94,783,316

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   87

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio

Common Stocks | 97.0%

Banks | 3.2%
Bank of America Corp.	74,596	$2,966,683

Broadline Retail | 7.3%
Amazon.com, Inc. (*)	34,326	6,633,500

Capital Markets | 9.4%
Blackstone, Inc.	11,054	1,368,485
Goldman Sachs Group, Inc.	7,727	3,495,077
Intercontinental Exchange, Inc.	27,491	3,763,243
		8,626,805

Commercial Services & Supplies | 3.2%
Waste Management, Inc.	13,522	2,884,783

Consumer Finance | 2.1%
American Express Co.	8,441	1,954,514

Consumer Staples Distribution & Retail | 1.7%
Sysco Corp.	21,249	1,516,966

Electrical Equipment | 1.1%
Rockwell Automation, Inc.	3,664	1,008,626

Financial Services | 3.9%
Visa, Inc., A Shares	13,522	3,549,119

Ground Transportation | 2.8%
Norfolk Southern Corp.	11,739	2,520,246

Health Care Equipment & Supplies | 1.7%
Medtronic PLC	20,209	1,590,650

Health Care Providers & Services | 3.9%
UnitedHealth Group, Inc.	7,036	3,583,153

The accompanying notes are an integral part of these financial statements.

88   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (continued)

Hotels, Restaurants & Leisure | 2.8%
McDonald’s Corp.	9,983	$2,544,068

Industrial REITs | 2.1%
Prologis, Inc.	17,012	1,910,618

Insurance | 3.6%
Marsh & McLennan Cos., Inc.	15,751	3,319,051

Interactive Media & Services | 6.7%
Alphabet, Inc., Class A	33,612	6,122,426

IT Services | 2.6%
Accenture PLC, Class A	7,797	2,365,688

Life Sciences Tools & Services | 5.9%
Danaher Corp.	14,711	3,675,543
IQVIA Holdings, Inc. (*)	8,024	1,696,595
		5,372,138

Machinery | 2.0%
Nordson Corp.	7,817	1,813,075

Oil, Gas & Consumable Fuels | 3.0%
ConocoPhillips	24,073	2,753,470

Personal Care Products | 1.1%
Estee Lauder Cos., Inc., Class A	9,510	1,011,864

Pharmaceuticals | 2.4%
Johnson & Johnson	15,157	2,215,347

Semiconductors & Semiconductor Equipment | 8.7%
Analog Devices, Inc.	13,820	3,154,553
Applied Materials, Inc.	12,631	2,980,790
Broadcom, Inc.	1,156	1,855,993
		7,991,336

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   89

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (concluded)

Software | 10.9%
Microsoft Corp.	22,290	$9,962,515

Technology Hardware, Storage & Peripherals | 4.9%
Apple, Inc.	21,091	4,442,186

Total Common Stocks (Cost $57,120,853)		88,658,827

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 3.6%
Fixed Income Clearing Corp. 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $3,551,700 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $3,335,559) Proceeds of $3,271,442 (Cost $3,270,000)	$3,270	$3,270,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $173,056)	173,056	173,056

Total Investments | 100.8% (Cost $60,563,909)		$92,101,883

Liabilities in Excess of Cash and Other Assets | (0.8)%		(692,893)

Net Assets | 100.0%		$91,408,990

The accompanying notes are an integral part of these financial statements.

90   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio

Common Stocks | 97.0%

Aerospace & Defense | 1.0%
Curtiss-Wright Corp.	1,422	$385,334

Automobile Components | 1.2%
Gentherm, Inc. (*)	9,557	471,351

Banks | 6.7%
Comerica, Inc.	10,489	535,359
Commerce Bancshares, Inc.	11,732	654,411
Home BancShares, Inc.	26,827	642,775
Wintrust Financial Corp.	7,859	774,583
		2,607,128

Biotechnology | 4.4%
Arcutis Biotherapeutics, Inc. (*)	42,781	397,863
Halozyme Therapeutics, Inc. (*)	12,452	651,987
United Therapeutics Corp. (*)	2,068	658,761
		1,708,611

Building Products | 0.8%
Hayward Holdings, Inc. (*)	25,190	309,837

Capital Markets | 5.7%
Evercore, Inc., Class A	2,582	538,166
StepStone Group, Inc., Class A	18,822	863,742
Stifel Financial Corp.	9,747	820,210
		2,222,118

Chemicals | 1.1%
Ingevity Corp. (*)	9,608	419,966

Commercial Services & Supplies | 1.7%
Casella Waste Systems, Inc., Class A (*)	6,615	656,340

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   91

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Communications Equipment | 1.2%
Ciena Corp. (*)	9,825	$473,369

Construction Materials | 1.1%
Eagle Materials, Inc.	1,924	418,393

Consumer Staples Distribution & Retail | 4.2%
BJ’s Wholesale Club Holdings, Inc. (*)	5,844	513,337
Chefs’ Warehouse Inc. (*)	16,763	655,601
U.S. Foods Holding Corp. (*)	8,323	440,952
		1,609,890

Containers & Packaging | 1.7%
Graphic Packaging Holding Co.	25,130	658,657

Electrical Equipment | 2.5%
EnerSys	4,979	515,426
Generac Holdings, Inc. (*)	3,363	444,656
		960,082

Electronic Equipment, Instruments & Components | 2.9%
Cognex Corp.	13,876	648,842
Mirion Technologies, Inc. (*)	43,082	462,700
		1,111,542

Energy Equipment & Services | 3.2%
Atlas Energy Solutions, Inc.	22,817	454,743
Cactus, Inc., Class A	10,025	528,718
Liberty Energy, Inc.	12,720	265,721
		1,249,182

Financial Services | 1.1%
AvidXchange Holdings, Inc. (*)	35,799	431,736

Food Products | 1.3%
Lamb Weston Holdings, Inc.	5,862	492,877

The accompanying notes are an integral part of these financial statements.

92   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Ground Transportation | 0.7%
Landstar System, Inc.	1,491	$275,060

Health Care Equipment & Supplies | 4.9%
Enovis Corp. (*)	14,662	662,723
Inspire Medical Systems, Inc. (*)	4,545	608,257
Lantheus Holdings, Inc. (*)	7,546	605,868
		1,876,848

Health Care Providers & Services | 1.9%
Hims & Hers Health, Inc. (*)	17,468	352,679
PetIQ, Inc. (*)	17,415	384,175
		736,854

Health Care Technology | 1.4%
Evolent Health, Inc., Class A (*)	15,358	293,645
Schrodinger, Inc. (*)	13,690	264,765
		558,410

Hotels, Restaurants & Leisure | 3.9%
Dave & Buster’s Entertainment, Inc. (*)	11,388	453,356
Kura Sushi USA, Inc., Class A (*)	8,601	542,637
Wyndham Hotels & Resorts, Inc.	6,725	497,650
		1,493,643

Household Durables | 0.9%
Helen of Troy Ltd. (*)	3,717	344,715

Insurance | 3.8%
Abacus Life, Inc. (*)	38,985	337,220
Hanover Insurance Group, Inc.	3,115	390,746
Reinsurance Group of America, Inc.	3,530	724,603
		1,452,569

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   93

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Interactive Media & Services | 2.8%
Cars.com, Inc. (*)	28,385	$559,185
Ziff Davis, Inc. (*)	9,223	507,726
		1,066,911

IT Services | 1.7%
DigitalOcean Holdings, Inc. (*)	18,906	656,984

Leisure Products | 0.9%
Brunswick Corp.	5,024	365,596

Life Sciences Tools & Services | 2.2%
Charles River Laboratories International, Inc. (*)	2,299	474,927
Maravai LifeSciences Holdings, Inc., Class A (*)	53,335	381,879
		856,806

Machinery | 5.2%
Columbus McKinnon Corp.	11,848	409,230
Gates Industrial Corp. PLC (*)	30,782	486,663
Middleby Corp. (*)	4,608	564,987
Nordson Corp.	1,051	243,769
REV Group, Inc.	12,211	303,932
		2,008,581

Oil, Gas & Consumable Fuels | 3.1%
Antero Resources Corp. (*)	17,241	562,574
Magnolia Oil & Gas Corp., Class A	25,516	646,575
		1,209,149

Professional Services | 1.6%
Verra Mobility Corp. (*)	23,299	633,733

Real Estate Management & Development | 1.4%
DigitalBridge Group, Inc.	39,119	535,930

The accompanying notes are an integral part of these financial statements.

94   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Retail REITs | 1.8%
Brixmor Property Group, Inc.	29,765	$687,274

Semiconductors & Semiconductor Equipment | 4.8%
Allegro MicroSystems, Inc. (*)	13,766	388,752
Credo Technology Group Holding Ltd. (*)	15,164	484,338
MKS Instruments, Inc.	3,945	515,138
Onto Innovation, Inc. (*)	2,216	486,545
		1,874,773

Software | 4.7%
CyberArk Software Ltd. (*)	1,249	341,502
Dolby Laboratories, Inc., Class A	3,897	308,759
DoubleVerify Holdings, Inc. (*)	20,890	406,728
Dynatrace, Inc. (*)	10,322	461,806
Zeta Global Holdings Corp., Class A (*)	16,806	296,626
		1,815,421

Specialized REITs | 1.3%
CubeSmart	11,201	505,949

Specialty Retail | 5.3%
Boot Barn Holdings, Inc. (*)	4,068	524,487
Chewy, Inc., Class A (*)	13,747	374,468
Five Below, Inc. (*)	2,402	261,746
RH (*)	1,633	399,171
Warby Parker, Inc., Class A (*)	30,003	481,848
		2,041,720

Trading Companies & Distributors | 0.9%
Hudson Technologies, Inc. (*)	41,084	361,128

Total Common Stocks (Cost $31,656,567)		37,544,467

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   95

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (concluded)

Total Investments | 97.0% (Cost $31,656,567)		$37,544,467

Cash and Other Assets in Excess of Liabilities | 3.0%		1,161,921

Net Assets | 100.0%		$38,706,388

The accompanying notes are an integral part of these financial statements.

96   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio

Common Stocks | 95.9%

Banks | 2.4%
Commerce Bancshares, Inc.	5,543	$309,189

Building Products | 2.4%
Carlisle Cos., Inc.	227	91,983
Trane Technologies PLC	637	209,528
		301,511

Capital Markets | 5.5%
Charles Schwab Corp.	4,866	358,575
Intercontinental Exchange, Inc.	2,566	351,260
		709,835

Chemicals | 2.1%
Arcadium Lithium PLC (*)	4,881	16,400
Linde PLC	291	127,694
Sherwin-Williams Co.	411	122,655
		266,749

Commercial Services & Supplies | 3.0%
MSA Safety, Inc.	493	92,531
Waste Management, Inc.	1,376	293,556
		386,087

Consumer Finance | 1.5%
American Express Co.	839	194,270

Consumer Staples Distribution & Retail | 1.0%
Sysco Corp.	1,888	134,784

Containers & Packaging | 1.1%
Avery Dennison Corp.	675	147,589

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   97

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Electrical Equipment | 2.6%
Rockwell Automation, Inc.	1,130	$311,066
Shoals Technologies Group, Inc., Class A (*)	3,074	19,182
		330,248

Electronic Equipment, Instruments & Components | 1.5%
Amphenol Corp., Class A	2,873	193,554

Financial Services | 3.7%
Visa, Inc., A Shares	1,787	469,034

Ground Transportation | 1.9%
Norfolk Southern Corp.	1,130	242,600

Health Care Equipment & Supplies | 3.3%
Boston Scientific Corp. (*)	3,900	300,339
Medtronic PLC	1,642	129,242
		429,581

Health Care Providers & Services | 5.0%
Humana, Inc.	370	138,251
UnitedHealth Group, Inc.	986	502,130
		640,381

Household Products | 2.7%
Procter & Gamble Co.	2,074	342,044

Industrial REITs | 2.4%
Prologis, Inc.	2,772	311,323

IT Services | 3.0%
Accenture PLC, Class A	1,273	386,241

Life Sciences Tools & Services | 8.4%
Agilent Technologies, Inc.	1,498	194,186
Danaher Corp.	1,417	354,038

The accompanying notes are an integral part of these financial statements.

98   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

IQVIA Holdings, Inc. (*)	944	$199,599
Thermo Fisher Scientific, Inc.	595	329,035
		1,076,858

Machinery | 5.0%
Deere & Co.	514	192,046
Nordson Corp.	839	194,597
Watts Water Technologies, Inc., Class A	575	105,438
Xylem, Inc.	1,067	144,717
		636,798

Personal Care Products | 0.8%
Estee Lauder Cos., Inc., Class A	924	98,314

Pharmaceuticals | 3.2%
Johnson & Johnson	1,109	162,092
Zoetis, Inc.	1,437	249,118
		411,210

Semiconductors & Semiconductor Equipment | 8.2%
Analog Devices, Inc.	1,992	454,694
Applied Materials, Inc.	1,211	285,784
Broadcom, Inc.	144	231,196
Marvell Technology, Inc.	1,051	73,465
		1,045,139

Software | 17.1%
Adobe, Inc. (*)	411	228,327
CyberArk Software Ltd. (*)	370	101,166
Intuit, Inc.	349	229,366
Microsoft Corp.	3,158	1,411,468
Salesforce, Inc	842	216,478
		2,186,805

Specialty Retail | 2.9%
Home Depot, Inc.	1,067	367,304

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   99

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (concluded)

Technology Hardware, Storage & Peripherals | 4.5%
Apple, Inc.	2,762	$581,732

Textiles, Apparel & Luxury Goods | 0.7%
NIKE, Inc., Class B	1,231	92,780

Total Common Stocks (Cost $8,771,698)		12,291,960

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 4.0%
Fixed Income Clearing Corp. 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $517,900 United States Treasury Note, 4.250%, 03/15/27, with a fair value of $520,311) Proceeds of $510,225 (Cost $510,000)	$510	$510,000

Description	Shares	Fair Value

Short-Term Investments | 0.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class,5.23% (7 day yield) (Cost $34,898)	34,898	$34,898

Total Investments | 100.2% (Cost $9,316,596)		$12,836,858

Liabilities in Excess of Cash and Other Assets | (0.2)%		(30,314)

Net Assets | 100.0%		$12,806,544

The accompanying notes are an integral part of these financial statements.

100   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio

Closed-End Management Investment Companies | 0.5%
BlackRock Credit Allocation Income Trust	7,938	$85,016
Kayne Anderson Energy Infrastructure Fund	10,346	106,874
(Cost $178,655)		191,890

Common Stocks | 98.2%

Aerospace & Defense | 0.1%
AAR Corp. (*)	694	50,454

Automobile Components | 1.8%
Adient PLC (*)	2,633	65,061
Autoliv, Inc.	709	75,856
BorgWarner, Inc.	2,350	75,764
Gentex Corp.	3,897	131,368
LCI Industries	841	86,943
Lear Corp.	1,193	136,252
Phinia, Inc.	171	6,730
Standard Motor Products, Inc.	2,746	76,147
Visteon Corp. (*)	820	87,494
		741,615

Automobiles | 0.3%
Harley-Davidson, Inc.	4,167	139,761

Banks | 1.3%
Amalgamated Financial Corp.	5,280	144,672
Cadence Bank	2,942	83,200
Capital City Bank Group, Inc.	556	15,813
Financial Institutions, Inc.	3,186	61,553
OFG Bancorp	2,104	78,795
Orange County Bancorp, Inc.	1,158	61,235
UMB Financial Corp.	1,067	89,009
		534,277

Beverages | 0.3%
Coca-Cola Consolidated, Inc.	119	129,115

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   101

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Biotechnology | 4.0%
ACADIA Pharmaceuticals, Inc. (*)	3,790	$61,587
ADMA Biologics, Inc. (*)	38,795	433,728
Alkermes PLC (*)	5,836	140,648
Apellis Pharmaceuticals, Inc. (*)	1,397	53,589
Biohaven Ltd. (*)	275	9,545
Blueprint Medicines Corp. (*)	997	107,457
Catalyst Pharmaceuticals, Inc. (*)	920	14,251
Emergent BioSolutions, Inc. (*)	4,977	33,943
Exelixis, Inc. (*)	2,234	50,198
Halozyme Therapeutics, Inc. (*)	3,913	204,885
Myriad Genetics, Inc. (*)	4,434	108,456
Neurocrine Biosciences, Inc. (*)	579	79,711
Puma Biotechnology, Inc. (*)	25,816	84,160
Relay Therapeutics, Inc. (*)	13,617	88,783
United Therapeutics Corp. (*)	648	206,420
Vanda Pharmaceuticals, Inc. (*)	1,353	7,644
		1,685,005

Broadline Retail | 0.5%
Dillard’s, Inc., Class A	252	110,978
Ollie’s Bargain Outlet Holdings, Inc. (*)	1,260	123,694
		234,672

Building Products | 2.3%
American Woodmark Corp. (*)	809	63,587
Armstrong World Industries, Inc.	808	91,498
AZEK Co., Inc. (*)	2,382	100,354
Builders FirstSource, Inc. (*)	2,063	285,540
Gibraltar Industries, Inc. (*)	1,233	84,522
Owens Corning	194	33,702
Resideo Technologies, Inc. (*)	4,265	83,423
Simpson Manufacturing Co., Inc.	284	47,862
Tecnoglass, Inc.	87	4,366
UFP Industries, Inc.	1,474	165,088
		959,942

The accompanying notes are an integral part of these financial statements.

102   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Capital Markets | 2.5%
Affiliated Managers Group, Inc.	514	$80,302
Bain Capital Specialty Finance, Inc.	8,146	132,861
Barings BDC, Inc.	8,996	87,531
Carlyle Secured Lending, Inc.	8,904	157,957
CION Investment Corp.	7,867	95,348
Donnelley Financial Solutions, Inc. (*)	1,328	79,175
Federated Hermes, Inc.	2,246	73,849
Golub Capital BDC, Inc.	5,407	84,944
Houlihan Lokey, Inc.	642	86,580
PennantPark Investment Corp.	10,574	79,834
SEI Investments Co.	1,200	77,628
		1,036,009

Chemicals | 1.3%
Avient Corp.	2,856	124,664
Balchem Corp.	309	47,571
Bioceres Crop Solutions Corp. (*)	5,965	66,868
Cabot Corp.	1,129	103,744
Ingevity Corp. (*)	765	33,438
Minerals Technologies, Inc.	2,250	187,110
		563,395

Commercial Services & Supplies | 4.0%
ABM Industries, Inc.	2,065	104,427
Aris Water Solutions, Inc., Class A	7,727	121,082
Brady Corp., Class A	2,255	148,875
BrightView Holdings, Inc. (*)	16,378	217,827
Civeo Corp.	3,893	97,014
Ennis, Inc.	1,000	21,890
Enviri Corp. (*)	12,772	110,222
Healthcare Services Group, Inc. (*)	8,236	87,137
HNI Corp.	2,331	104,942
Liquidity Services, Inc. (*)	6,531	130,489
NL Industries, Inc.	3,873	23,354
OPENLANE, Inc. (*)	7,475	124,010
Pitney Bowes, Inc.	17,594	89,378

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   103

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Steelcase, Inc., Class A	14,317	$185,548
Virco Mfg. Corp.	7,475	104,202
		1,670,397

Communications Equipment | 1.6%
Aviat Networks, Inc. (*)	3,164	90,775
Calix, Inc. (*)	2,593	91,870
Ceragon Networks Ltd. (*)	51,908	129,770
Extreme Networks, Inc. (*)	3,149	42,354
Gilat Satellite Networks Ltd. (*)	13,799	61,681
Ituran Location & Control Ltd.	3,761	92,671
NETGEAR, Inc. (*)	9,419	144,111
		653,232

Construction & Engineering | 1.7%
Argan, Inc.	738	53,992
IES Holdings, Inc. (*)	2,170	302,346
Limbach Holdings, Inc. (*)	4,531	257,950
Stantec, Inc.	1,221	102,015
		716,303

Construction Materials | 0.4%
U.S. Lime & Minerals, Inc.	465	169,344

Consumer Finance | 0.5%
Enova International, Inc. (*)	1,952	121,512
FirstCash Holdings, Inc.	682	71,528
		193,040

Consumer Staples Distribution & Retail | 0.5%
Andersons, Inc.	1,842	91,363
PriceSmart, Inc.	1,395	113,274
		204,637

Containers & Packaging | 0.7%
Ardagh Metal Packaging SA	22,445	76,313
Graphic Packaging Holding Co.	1,747	45,789

The accompanying notes are an integral part of these financial statements.

104   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Greif, Inc., Class A	2,292	$131,721
Pactiv Evergreen, Inc.	3,735	42,280
		296,103

Distributors | 0.2%
Weyco Group, Inc.	2,560	77,619

Diversified Consumer Services | 3.3%
Adtalem Global Education, Inc. (*)	2,490	169,843
Afya Ltd., Class A (*)	10,356	182,783
American Public Education, Inc. (*)	7,870	138,355
Frontdoor, Inc. (*)	3,500	118,265
Graham Holdings Co., Class B	127	88,843
Grand Canyon Education, Inc. (*)	1,168	163,415
Laureate Education, Inc.	2,910	43,475
Lincoln Educational Services Corp. (*)	8,572	101,664
OneSpaWorld Holdings Ltd. (*)	6,340	97,446
Perdoceo Education Corp.	5,345	114,490
Strategic Education, Inc.	1,444	159,793
		1,378,372

Diversified REITs | 0.2%
Essential Properties Realty Trust, Inc.	3,064	84,903

Diversified Telecommunication Services | 0.3%
Liberty Latin America Ltd., Class C (*)	14,592	140,375

Electrical Equipment | 1.7%
Acuity Brands, Inc.	766	184,943
Allient, Inc.	4,130	104,365
EnerSys	443	45,859
nVent Electric PLC	2,900	222,169
Powell Industries, Inc.	422	60,515
Regal Rexnord Corp.	259	35,022
Thermon Group Holdings, Inc. (*)	1,547	47,586
		700,459

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   105

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Electronic Equipment, Instruments & Components | 5.8%
Advanced Energy Industries, Inc.	426	$46,332
Bel Fuse, Inc. Class B	702	45,798
Benchmark Electronics, Inc.	3,110	122,721
Celestica, Inc. (*)	7,342	420,917
Cognex Corp.	2,108	98,570
Coherent Corp. (*)	1,399	101,371
Daktronics, Inc. (*)	14,655	204,437
ePlus, Inc. (*)	1,641	120,909
Fabrinet (*)	447	109,421
FARO Technologies, Inc. (*)	5,167	82,672
Itron, Inc. (*)	1,856	183,670
Jabil, Inc.	1,349	146,758
Knowles Corp. (*)	10,041	173,308
Novanta, Inc. (*)	266	43,387
OSI Systems, Inc. (*)	930	127,893
PC Connection, Inc.	2,045	131,289
ScanSource, Inc. (*)	1,461	64,737
TTM Technologies, Inc. (*)	5,418	105,272
Vontier Corp.	2,338	89,312
		2,418,774

Energy Equipment & Services | 0.3%
North American Construction Group Ltd.	2,047	39,466
NOV, Inc.	5,219	99,213
		138,679

Entertainment | 0.2%
Cinemark Holdings, Inc. (*)	4,563	98,652

Financial Services | 1.4%
Cass Information Systems, Inc.	1,526	61,147
Euronet Worldwide, Inc. (*)	785	81,247
Merchants Bancorp	1,793	72,688
MGIC Investment Corp.	4,042	87,105
NMI Holdings, Inc., Class A (*)	4,965	169,009

The accompanying notes are an integral part of these financial statements.

106   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Paysign, Inc. (*)	8,400	$36,204
WEX, Inc. (*)	392	69,439
		576,839

Food Products | 0.7%
Dole PLC	9,501	116,292
Lifeway Foods, Inc. (*)	6,123	78,191
Mama’s Creations, Inc. (*)	15,098	101,760
		296,243

Ground Transportation | 0.2%
Knight-Swift Transportation Holdings, Inc.	729	36,391
XPO, Inc. (*)	465	49,360
		85,751

Health Care Equipment & Supplies | 3.5%
Artivion, Inc. (*)	1,363	34,961
Cerus Corp. (*)	53,464	94,097
CONMED Corp.	1,043	72,301
DENTSPLY SIRONA, Inc.	1,296	32,283
Glaukos Corp. (*)	468	55,388
Haemonetics Corp. (*)	1,642	135,843
ICU Medical, Inc. (*)	281	33,369
iRadimed Corp.	3,695	162,358
Lantheus Holdings, Inc. (*)	445	35,729
Neogen Corp. (*)	4,963	77,572
Nevro Corp. (*)	8,942	75,292
Omnicell, Inc. (*)	3,064	82,942
OraSure Technologies, Inc. (*)	13,988	59,589
Penumbra, Inc. (*)	281	50,571
QuidelOrtho Corp. (*)	1,080	35,878
RxSight, Inc. (*)	2,878	173,169
Sanara Medtech, Inc. (*)	1,345	37,956
Semler Scientific, Inc. (*)	120	4,128
Surmodics, Inc. (*)	2,633	110,691
UFP Technologies, Inc. (*)	115	30,345
Utah Medical Products, Inc.	868	57,991
		1,452,453

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   107

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Health Care Providers & Services | 2.5%
Addus HomeCare Corp. (*)	1,744	$202,496
Chemed Corp.	152	82,472
DocGo, Inc. (*)	22,014	68,023
Encompass Health Corp.	599	51,388
ModivCare, Inc. (*)	1,763	46,261
NeoGenomics, Inc. (*)	2,403	33,330
Option Care Health, Inc. (*)	2,539	70,330
Owens & Minor, Inc. (*)	4,777	64,490
PetIQ, Inc. (*)	5,575	122,985
Premier, Inc., Class A	7,284	135,992
RadNet, Inc. (*)	1,207	71,116
Talkspace, Inc. (*)	28,721	66,058
Viemed Healthcare, Inc. (*)	3,699	24,229
		1,039,170

Health Care REITs | 0.6%
LTC Properties, Inc.	2,128	73,416
Omega Healthcare Investors, Inc.	2,657	91,002
Sabra Health Care REIT, Inc.	5,872	90,429
		254,847

Health Care Technology | 0.2%
HealthStream, Inc.	2,633	73,461

Hotels, Restaurants & Leisure | 1.0%
Accel Entertainment, Inc. (*)	13,481	138,315
Arcos Dorados Holdings, Inc., Class A	3,604	32,436
Boyd Gaming Corp.	1,635	90,089
Denny’s Corp. (*)	3,944	28,002
Despegar.com Corp. (*)	8,864	117,271
Krispy Kreme, Inc.	3,137	33,754
		439,867

Household Durables | 2.0%
Beazer Homes USA, Inc. (*)	3,556	97,719
Cavco Industries, Inc. (*)	274	94,851

The accompanying notes are an integral part of these financial statements.

108   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Cricut, Inc., Class A	22,492	$134,727
Dream Finders Homes, Inc., Class A (*)	1,188	30,674
Hamilton Beach Brands Holding Co., Class A	3,811	65,511
Helen of Troy Ltd. (*)	356	33,015
Hovnanian Enterprises, Inc., Class A (*)	1,048	148,732
KB Home	378	26,528
M/I Homes, Inc. (*)	622	75,971
Meritage Homes Corp.	279	45,156
Tri Pointe Homes, Inc. (*)	2,510	93,498
		846,382

Household Products | 0.2%
Oil-Dri Corp. of America	1,176	75,370

Independent Power & Renewable Electricity Producers | 0.5%
Atlantica Sustainable Infrastructure PLC	5,069	111,264
Brookfield Renewable Corp., Class A	3,102	88,035
		199,299

Industrial REITs | 0.8%
Americold Realty Trust, Inc.	2,162	55,217
EastGroup Properties, Inc.	252	42,865
First Industrial Realty Trust, Inc.	1,299	61,716
Plymouth Industrial, Inc.	4,139	88,492
STAG Industrial, Inc.	1,951	70,353
		318,643

Insurance | 1.8%
Assurant, Inc.	426	70,823
International General Insurance Holdings Ltd.	3,435	48,090
Lincoln National Corp.	2,923	90,905
Palomar Holdings, Inc. (*)	1,329	107,849
Primerica, Inc.	391	92,503
Reinsurance Group of America, Inc.	519	106,535
RLI Corp.	570	80,193
Unum Group	1,593	81,418
White Mountains Insurance Group Ltd.	45	81,785
		760,101

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   109

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Interactive Media & Services | 1.7%
Cargurus, Inc. (*)	3,940	$103,228
Grindr, Inc. (*)	9,537	116,733
IAC, Inc. (*)	594	27,829
Match Group, Inc. (*)	2,490	75,646
MediaAlpha, Inc., Class A (*)	4,521	59,542
Yelp, Inc. (*)	3,114	115,062
Ziff Davis, Inc. (*)	964	53,068
ZipRecruiter, Inc., Class A (*)	7,524	68,393
ZoomInfo Technologies, Inc. (*)	7,414	94,677
		714,178

IT Services | 1.7%
Amdocs Ltd.	903	71,265
Backblaze, Inc., Class A (*)	4,501	27,726
BigBear.ai Holdings, Inc. (*)	24,411	36,861
Couchbase, Inc. (*)	5,262	96,084
DXC Technology Co. (*)	5,853	111,734
Hackett Group, Inc.	5,657	122,870
Okta, Inc. (*)	1,141	106,809
Rackspace Technology, Inc. (*)	16,088	47,942
Squarespace, Inc., Class A (*)	2,579	112,522
		733,813

Leisure Products | 1.6%
BRP, Inc.	1,853	118,648
Brunswick Corp.	1,296	94,310
Hasbro, Inc.	1,499	87,691
JAKKS Pacific, Inc. (*)	680	12,179
Marine Products Corp.	4,525	45,702
MasterCraft Boat Holdings, Inc. (*)	4,553	85,961
Vista Outdoor, Inc. (*)	3,358	126,429
YETI Holdings, Inc. (*)	2,227	84,960
		655,880

Life Sciences Tools & Services | 1.6%
Azenta, Inc. (*)	1,403	73,826
Bruker Corp.	1,991	127,046

The accompanying notes are an integral part of these financial statements.

110   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Medpace Holdings, Inc. (*)	958	$394,552
Mesa Laboratories, Inc.	980	85,034
		680,458

Machinery | 2.8%
Alamo Group, Inc.	663	114,699
Allison Transmission Holdings, Inc.	3,471	263,449
Blue Bird Corp. (*)	1,451	78,136
Hyster-Yale, Inc.	733	51,112
Kennametal, Inc.	3,680	86,627
Mueller Industries, Inc.	3,942	224,458
REV Group, Inc.	1,549	38,555
Tennant Co.	1,437	141,458
Terex Corp.	1,778	97,506
Watts Water Technologies, Inc., Class A	438	80,316
		1,176,316

Marine Transportation | 2.4%
Danaos Corp.	2,319	214,183
Euroseas Ltd.	4,277	149,310
Global Ship Lease, Inc., Class A	2,620	75,430
Golden Ocean Group Ltd.	10,475	144,555
Grindrod Shipping Holdings Ltd.	5,159	71,091
Safe Bulkers, Inc.	27,638	160,853
Seanergy Maritime Holdings Corp.	9,732	96,055
Star Bulk Carriers Corp.	3,535	86,183
		997,660

Media | 1.1%
Gambling.com Group Ltd. (*)	5,914	48,613
Gannett Co., Inc. (*)	30,387	140,084
Liberty Media Corp.-Liberty SiriusXM, Class C (*)	3,225	71,466
Paramount Global, Class B	7,853	81,593
Scholastic Corp.	2,512	89,101
Sinclair, Inc.	2,550	33,991
		464,848

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   111

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Mortgage Real Estate Investment Trusts (REITs) | 0.4%
Franklin BSP Realty Trust, Inc.	5,736	$72,274
PennyMac Mortgage Investment Trust	6,298	86,597
		158,871

Office REITs | 0.5%
COPT Defense Properties	2,492	62,375
Equity Commonwealth (*)	4,432	85,981
Postal Realty Trust, Inc., Class A	3,965	52,853
		201,209

Oil, Gas & Consumable Fuels | 0.5%
BW LPG Ltd.	5,433	103,662
Hafnia Ltd.	6,986	58,612
Sabine Royalty Trust	843	54,534
		216,808

Paper & Forest Products | 0.5%
Clearwater Paper Corp. (*)	3,225	156,316
Mercer International, Inc.	6,679	57,038
		213,354

Passenger Airlines | 0.1%
SkyWest, Inc. (*)	494	40,543

Personal Care Products | 0.8%
Edgewell Personal Care Co.	2,250	90,427
elf Beauty, Inc. (*)	620	130,646
Herbalife Ltd. (*)	5,220	54,236
Nature’s Sunshine Products, Inc. (*)	2,438	36,741
Nu Skin Enterprises, Inc., Class A	2,403	25,328
		337,378

Pharmaceuticals | 0.1%
Tilray Brands, Inc. (*)	22,265	36,960

The accompanying notes are an integral part of these financial statements.

112   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Professional Services | 4.8%
Barrett Business Services, Inc.	5,380	$176,303
CACI International, Inc., Class A (*)	227	97,640
Conduent, Inc. (*)	12,445	40,571
CRA International, Inc.	1,295	223,025
CSG Systems International, Inc.	2,312	95,185
Franklin Covey Co. (*)	3,152	119,776
FTI Consulting, Inc. (*)	467	100,653
Genpact Ltd.	4,432	142,666
Heidrick & Struggles International, Inc.	5,228	165,100
ICF International, Inc.	327	48,546
Legalzoom.com, Inc. (*)	13,142	110,261
Maximus, Inc.	1,682	144,147
Paycom Software, Inc.	988	141,324
Science Applications International Corp.	659	77,465
TELUS International CDA, Inc. (*)	8,469	48,951
Willdan Group, Inc. (*)	3,883	112,025
WNS Holdings Ltd. (*)	3,291	172,777
		2,016,415

Real Estate Management & Development | 0.4%
FirstService Corp.	473	72,071
FRP Holdings, Inc. (*)	1,388	39,586
RMR Group, Inc., Class A	1,813	40,974
		152,631

Residential REITs | 0.2%
Camden Property Trust	752	82,051

Retail REITs | 2.2%
Acadia Realty Trust	4,730	84,762
Agree Realty Corp.	1,188	73,585
Alexander’s, Inc.	366	82,299
Brixmor Property Group, Inc.	3,573	82,501
Federal Realty Investment Trust	624	63,005
InvenTrust Properties Corp.	3,481	86,189

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   113

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Kite Realty Group Trust	3,124	$69,915
NNN REIT, Inc.	2,033	86,606
Phillips Edison & Co., Inc.	2,024	66,205
Retail Opportunity Investments Corp.	6,485	80,608
SITE Centers Corp.	5,940	86,130
Tanger, Inc.	3,081	83,526
		945,331

Semiconductors & Semiconductor Equipment | 2.5%
Allegro MicroSystems, Inc. (*)	3,485	98,416
Axcelis Technologies, Inc. (*)	1,995	283,669
Cirrus Logic, Inc. (*)	1,695	216,384
Photronics, Inc. (*)	6,094	150,339
Rambus, Inc. (*)	1,697	99,716
Silicon Laboratories, Inc. (*)	655	72,463
Universal Display Corp.	530	111,432
		1,032,419

Software | 12.3%
A10 Networks, Inc.	9,162	126,894
Agilysys, Inc. (*)	1,007	104,869
Alarm.com Holdings, Inc. (*)	607	38,569
Alkami Technology, Inc. (*)	5,147	146,587
Appfolio, Inc., Class A (*)	579	141,606
BILL Holdings, Inc. (*)	690	36,308
Blackline, Inc. (*)	1,929	93,460
Box, Inc., Class A (*)	3,137	82,942
Braze, Inc., Class A (*)	2,467	95,818
Clear Secure, Inc., Class A	2,301	43,052
Clearwater Analytics Holdings, Inc., Class A (*)	4,791	88,729
CommVault Systems, Inc. (*)	1,932	234,873
Confluent, Inc., Class A (*)	3,212	94,850
Daily Journal Corp. (*)	252	99,409
Docebo, Inc. (*)	2,151	83,093
DocuSign, Inc. (*)	1,857	99,349
Dolby Laboratories, Inc., Class A	1,727	136,830
E2open Parent Holdings, Inc. (*)	12,084	54,257

The accompanying notes are an integral part of these financial statements.

114   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Elastic NV (*)	1,550	$176,560
Freshworks, Inc., Class A (*)	5,495	69,732
Gitlab, Inc., Class A (*)	1,134	56,382
Hut 8 Corp. (*)	4,990	74,800
InterDigital, Inc.	1,342	156,423
JFrog Ltd. (*)	2,734	102,662
Karooooo Ltd.	1,091	31,312
Magic Software Enterprises Ltd.	1,690	16,275
Manhattan Associates, Inc. (*)	409	100,892
Mitek Systems, Inc. (*)	5,943	66,443
Monday.com Ltd. (*)	676	162,754
nCino, Inc. (*)	2,695	84,758
NCR Voyix Corp. (*)	7,219	89,155
OneSpan, Inc. (*)	7,468	95,740
Open Text Corp.	2,948	88,558
Pagaya Technologies Ltd., Class A (*)	7,794	99,451
Pegasystems, Inc.	2,581	156,228
Procore Technologies, Inc. (*)	1,211	80,301
Progress Software Corp.	2,455	133,208
Qualys, Inc. (*)	705	100,533
Radware Ltd. (*)	4,887	89,139
Red Violet, Inc. (*)	684	17,374
RingCentral, Inc., Class A (*)	2,778	78,340
Sapiens International Corp. NV	3,021	102,502
SEMrush Holdings, Inc., Class A (*)	3,516	47,079
SentinelOne, Inc. Class A (*)	4,920	103,566
Smartsheet, Inc., Class A (*)	1,903	83,884
Sprinklr, Inc., Class A (*)	9,777	94,055
Sprout Social, Inc., Class A (*)	5,006	178,614
SPS Commerce, Inc. (*)	267	50,239
Tenable Holdings, Inc. (*)	2,165	94,351
UiPath, Inc., Class A (*)	8,164	103,519
Verint Systems, Inc. (*)	4,148	133,566
Vertex, Inc., Class A (*)	2,747	99,029
Weave Communications, Inc. (*)	7,332	66,135
Workiva, Inc. (*)	832	60,728
		5,145,782

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   115

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Specialized REITs | 0.2%
Four Corners Property Trust, Inc.	3,547	$87,505

Specialty Retail | 3.2%
Abercrombie & Fitch Co., Class A (*)	740	131,602
American Eagle Outfitters, Inc.	3,915	78,143
Asbury Automotive Group, Inc. (*)	317	72,235
AutoNation, Inc. (*)	681	108,538
Betterware de Mexico SAPI de CV	8,323	121,599
Boot Barn Holdings, Inc. (*)	600	77,358
Build-A-Bear Workshop, Inc.	4,341	109,697
Group 1 Automotive, Inc.	366	108,804
J Jill, Inc.	2,716	94,979
Lithia Motors, Inc.	131	33,071
Signet Jewelers Ltd.	1,210	108,392
Upbound Group, Inc.	3,499	107,419
Urban Outfitters, Inc. (*)	3,367	138,215
Winmark Corp.	108	38,084
		1,328,136

Technology Hardware, Storage & Peripherals | 0.1%
Immersion Corp.	5,665	53,308

Textiles, Apparel & Luxury Goods | 3.2%
Crocs, Inc. (*)	643	93,839
Ermenegildo Zegna NV	7,575	89,688
Figs, Inc., Class A (*)	8,568	45,668
G-III Apparel Group Ltd. (*)	2,710	73,360
Gildan Activewear, Inc.	4,120	156,230
Kontoor Brands, Inc.	1,753	115,961
Movado Group, Inc.	2,752	68,415
Oxford Industries, Inc.	1,382	138,407
PVH Corp.	1,168	123,656
Rocky Brands, Inc.	715	26,426
Steven Madden Ltd.	2,859	120,936
Superior Group of Cos., Inc.	5,576	105,442
Tapestry, Inc.	2,698	115,448

The accompanying notes are an integral part of these financial statements.

116   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Vera Bradley, Inc. (*)	6,495	$40,659
Wolverine World Wide, Inc.	3,420	46,238
		1,360,373

Trading Companies & Distributors | 1.7%
Boise Cascade Co.	1,619	193,017
DNOW, Inc. (*)	9,948	136,586
Karat Packaging, Inc.	3,423	101,252
McGrath RentCorp	864	92,059
MRC Global, Inc. (*)	8,192	105,759
Titan Machinery, Inc. (*)	3,906	62,106
Willis Lease Finance Corp.	210	14,553
		705,332

Water Utilities | 0.1%
Consolidated Water Co. Ltd.	1,369	36,333

Wireless Telecommunication Services | 0.3%
Millicom International Cellular SA (*)	2,374	58,282
Spok Holdings, Inc.	3,467	51,346
		109,628

Total Common Stocks (Cost $36,103,697)		41,117,080

Rights | 0.0%

Biotechnology | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2024 (*), (¢)	1,139	0
Expires 2025 (*), (¢)	1,139	0
Epizyme, Inc. CVR Expires 2499 (*), (¢)	41,136	823
Radius Health, Inc. CVR Expires 2499 (*), (¢)	7,231	578
		1,401

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   117

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (concluded)

Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. CVR Expires 2499	10,077	$0

Total Rights (Cost $15,847)		1,401

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 1.0%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $456,200 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $428,455) Proceeds of $428,455 (Cost $420,000)	$420	$420,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $25,859)	25,859	$25,859

Total Investments | 99.8% (Cost $36,744,058)		$41,756,230

Cash and Other Assets in Excess of Liabilities | 0.2%		91,423

Net Assets | 100.0%		$41,847,653

The accompanying notes are an integral part of these financial statements.

118   Semi-Annual Financial Statements

The Lazard Funds, Inc. Notes to Portfolios of Investments

June 30, 2024 (N-CSR Item 7) (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, as amended, these securities may only be traded among “qualified institutional buyers.” At June 30, 2024, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets

Emerging Markets Equity Advantage Portfolio	1.0%
International Equity Advantage Portfolio	0.2%

(^)	Refer to Note 5 in the Notes to Financial Statements for further details related to holdings of 5% voting securities of portfolio companies.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	—	American Depositary Receipt
CVR	—	Contingent Value Rights
GDR	—	Global Depositary Receipt
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
QPSC	—	Qatari Public Shareholding Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations:

AUD	—	Australian Dollar	GBP	—	British Pound Sterling
CAD	—	Canadian Dollar	HKD	—	Hong-Kong Dollar
CHF	—	Swiss Franc	USD	—	United States Dollar
EUR	—	Euro

Counterparty Abbreviations:

BNP	—	BNP Paribas SA	MEL	—	Bank of New York Mellon Corp.
CAN	—	Canadian Imperial Bank of Commerce	MSC	—	Morgan Stanley & Co.
CIT	—	Citibank N.A.	RBC	—	Royal Bank of Canada
HSB	—	HSBC Bank USA N.A.	SCB	—	Standard Chartered Bank
			SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   119

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	—%	0.8%	—%
Air Freight & Logistics	3.4	—	0.3	—
Automobile Components	0.4	—	0.5	1.8
Automobiles	1.1	1.2	3.2	0.7
Banks	20.5	19.4	16.4	21.2
Beverages	2.6	1.8	1.8	—
Biotechnology	—	1.0	0.1	—
Broadline Retail	3.2	4.8	4.4	2.6
Building Products	—	—	0.2	—
Capital Markets	—	1.4	0.8	—
Chemicals	0.8	2.1	1.3	1.1
Commercial Services & Suppliers	—	—	—	—
Communications Equipment	1.0	—	0.7	—
Construction & Engineering	—	1.6	0.9	—
Construction Materials	—	—	0.4	1.1
Consumer Finance	1.2	—	0.9	—
Consumer Staples Distributions & Retails	—	2.7	0.4	0.5
Containers & Packaging	—	—	0.1	—
Diversified Consumer Services	—	—	—	—
Diversified Telecommunication Services	—	0.6	1.0	4.5
Electric Utilities	—	—	0.2	—
Electrical Equipment	2.4	—	1.1	0.6
Electronic Equipment, Instruments & Components	3.9	—	2.7	1.4
Energy Equipment & Services	0.6	2.5	—	—
Entertainment	—	1.0	1.7	1.1
Financial Services	2.1	1.1	0.9	—
Food Products	—	—	1.6	2.3
Gas Utilities	—	—	0.4	1.1
Ground Transportation	0.9	—	—	—
Health Care Equipment & Supplies	—	0.9	0.2	—
Health Care Providers & Services	—	—	1.0	2.5
Hotels, Restaurants & Leisure	3.7	3.4	2.6	0.6
Household Durables	1.2	2.4	0.6	3.4
Household Products	—	0.5	0.3	0.8
Independent Power & Renewable Electricity Producers	—	—	1.2	0.7
Industrial Conglomerates	—	0.8	0.3	3.2
Insurance	1.1	0.9	2.1	4.5

The accompanying notes are an integral part of these financial statements.

120   Semi-Annual Financial Statements

Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio
—%	—%	—%	0.9%	3.4%
—	—	—	—	—
—	—	—	1.2	1.1
—	—	—	5.4	1.5
—	3.8	—	12.3	8.9
—	5.0	—	0.6	3.9
—	1.0	—	—	—
3.0	5.6	—	3.3	—
—	0.7	—	0.2	—
—	6.3	—	2.5	2.8
—	—	—	1.5	2.9
3.0	—	—	1.2	1.0
4.2	1.6	—	0.4	—
5.0	—	13.2	1.8	—
—	—	—	0.1	1.1
—	—	—	—	—

—	0.7	—	0.7	1.4
—	0.9	—	0.3	—
4.7	—	—	—	—

—	—	—	0.3	0.9
3.9	—	20.5	0.2	1.0
—	3.9	—	2.4	3.3

—	2.7	—	1.7	0.8
—	—	—	—	—
—	1.6	—	1.7	—
11.4	2.0	—	1.2	—
6.0	—	—	0.5	—
4.9	—	7.4	0.4	—
0.6	—	9.8	0.2	—
5.0	—	—	0.4	1.4
12.0	1.2	—	0.6	1.7
6.4	1.1	—	2.2	—
—	1.1	—	1.5	1.6
—	1.5	—	—	—

—	—	1.5	0.8	—
—	—	—	—	2.5
—	2.4	—	4.6	3.1

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   121

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio
Interactive Media & Services	5.2%	5.1%	5.2%	1.2%
IT Services	1.7	1.5	2.0	1.7
Leisure Products	—	—	—	—
Life Sciences Tools & Services	—	—	—	—
Machinery	3.9	1.9	1.7	1.8
Marine Transportation	—	—	0.5	—
Media	—	—	—	—
Metals & Mining	—	3.2	4.1	2.6
Multi-Utilities	—	—	—	—
Oil, Gas & Consumable Fuels	3.9	5.8	4.8	5.9
Paper & Forest Products	0.5	—	0.4	—
Passanger Airlines	—	1.1	0.4	—
Personal Care Products	—	1.4	0.2	2.5
Pharmaceuticals	1.3	0.8	3.2	0.6
Professional Services	—	—	0.7	—
Real Estate Management & Development	—	2.2	1.3	—
Retail REITs	—	—	—	—
Semiconductors & Semiconductor Equipment	19.0	18.3	13.7	14.8
Software	2.1	—	0.2	—
Specialty Retail	2.2	—	0.3	0.9
Technology Hardware, Storage & Peripherals	6.8	4.3	6.4	3.7
Textiles, Apparel & Luxury Goods	0.9	1.1	0.2	—
Tobacco	—	0.8	—	0.6
Trading Companies & Distributors	—	—	—	—
Transportation Infrastructure	1.5	2.1	1.0	1.5
Water Utilities	—	—	0.4	—
Wireless Telecommunication Services	—	—	0.8	2.2
Subtotal	99.1	99.7	98.6	95.7
Warrants	—	—	—	—
Repurchase Agreements	2.2	—	0.5	3.8
Short-Term Investments	0.1	0.0	0.0	0.2
Total Investments	101.4%	99.7%	99.1%	99.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

122   Semi-Annual Financial Statements

Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio
—%	5.9%	—%	1.7%	1.9%
4.2	2.7	—	1.4	2.9
—	1.2	—	0.1	0.8
—	5.6	—	—	2.1
1.0	3.6	—	2.9	3.8
—	—	—	0.7	—
8.8	0.5	1.9	—	0.8
—	—	—	3.4	1.4
6.8	—	15.5	—	1.4
—	—	—	2.7	3.0
—	—	—	0.1	—
—	—	—	1.7	1.6
—	2.3	—	0.2	2.7
—	3.6	—	11.0	6.2
—	7.0	—	2.5	7.4

—	—	—	1.4	0.5
—	—	—	0.1	—

—	8.3	—	7.8	5.9
—	10.6	—	3.1	1.2
—	1.2	—	—	2.6

—	—	—	2.9	1.3
—	1.9	—	0.3	4.9
—	—	—	2.0	—
—	1.3	—	0.6	0.7
—	—	9.8	0.3	—
8.0	—	10.5	0.1	—

—	—	—	0.7	—
98.9	98.8	90.1	98.8	97.4
—	—	—	0.0	—
0.5	0.8	8.8	0.8	0.7
0.0	0.0	0.5	0.1	0.0
99.4%	99.6%	99.4%	99.7%	98.1%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   123

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	2.3%	—%	2.1%	3.7%
Automobile Components	1.0	—	3.7	1.9
Automobiles	0.9	—	—	1.1
Banks	10.9	2.9	4.6	7.8
Beverages	3.1	3.2	4.6	7.3
Biotechnology	—	—	2.8	—
Broadline Retail	1.0	2.5	—	—
Building Products	1.0	2.4	3.3	1.1
Capital Markets	1.9	8.4	3.6	2.6
Chemicals	2.8	—	5.1	—
Commercial Services & Suppliers	1.1	—	—	—
Communications Equipment	—	—	—	—
Construction Materials	1.1	—	—	1.5
Consumer Finance	—	—	—	—
Consumer Staples Distributions & Retails	—	2.8	2.4	0.8
Containers & Packaging	—	—	—	—
Diversified REITs	—	—	—	—
Diversified Telecommunication Services	0.8	—	—	—
Electric Utilities	—	—	—	1.1
Electrical Equipment	2.9	1.9	—	3.5
Electronic Equipment, Instruments & Components	—	8.4	3.5	2.7
Energy Equipment & Services	—	—	0.9	—
Entertainment	1.1	3.1	0.7	—
Financial Services	—	—	3.6	1.0
Food Products	—	—	1.2	—
Gas Utilities	1.1	—	2.6	—
Ground Transportation	—	—	—	1.8
Health Care Equipment & Supplies	2.6	3.7	3.7	1.9
Health Care Providers & Services	—	—	—	—
Health Care Technology	—	1.4	—	—
Hotels, Restaurants & Leisure	2.3	—	—	1.9
Household Durables	—	—	2.2	—
Household Products	1.0	0.3	—	—
Industrial Conglomerates	0.8	—	—	2.4
Industrial REITs	—	—	2.6	—
Insurance	5.4	6.1	2.7	6.3
Interactive Media & Services	3.1	4.0	1.3	—
IT Services	2.9	2.6	—	3.4

The accompanying notes are an integral part of these financial statements.

124   Semi-Annual Financial Statements

Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio
2.3%	—%	—%	1.0%	—%
0.2	—	—	1.2	—
—	—	—	—	—
3.6	—	3.2	6.7	2.4
2.5	—	—	—	—
4.1	—	—	4.4	—
0.8	8.6	7.3	—	—
—	—	—	0.8	2.4
1.0	9.5	9.4	5.7	5.5
2.3	—	—	1.1	2.1
1.5	4.6	3.2	1.7	3.0
0.8	—	—	1.2	—
—	—	—	1.1	—
—	—	2.1	—	1.5

4.3	—	1.7	4.2	1.0
0.2	—	—	1.7	1.1
0.2	—	—	—	—

4.6	—	—	—	—
3.5	—	—	—	—
—	4.4	1.1	2.5	2.6

0.4	—	—	2.9	1.5
—	—	—	3.2	—
1.0	—	—	—	—
2.4	8.7	3.9	1.1	3.7
4.3	—	—	1.3	—
3.4	—	—	—	—
1.9	2.4	2.8	0.7	1.9
0.6	—	1.7	4.9	3.3
5.9	5.0	3.9	1.9	5.0
—	—	—	1.4	—
—	4.0	2.8	3.9	—
—	—	—	0.9	—
5.7	—	—	—	2.7
0.4	—	—	—	—
—	—	2.1	—	2.4
6.1	—	3.6	3.8	—
1.5	4.2	6.7	2.8	—
2.2	2.9	2.6	1.7	3.0

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   125

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio
Leisure Products	—%	2.2%	2.4%	—%
Life Sciences Tools & Services	1.7	1.3	1.6	4.5
Machinery	4.0	2.6	4.7	2.5
Media	—	—	—	2.5
Metals & Mining	—	—	0.6	—
Multi-Utilities	1.3	—	—	2.5
Office REITs	—	—	—	—
Oil, Gas & Consumable Fuels	4.7	—	1.3	1.5
Passanger Airlines	1.7	—	—	1.9
Paper & Forest Products	—	—	—	—
Personal Care Products	2.9	2.5	—	—
Pharmaceuticals	6.1	—	—	7.6
Professional Services	7.3	10.6	10.9	5.6
Real Estate Management & Development	0.4	—	5.5	—
Retail REITs	—	—	—	—
Semiconductors & Semiconductor Equipment	9.4	6.5	1.6	12.1
Software	1.1	7.1	3.5	—
Specialized REITs	—	—	0.7	—
Specialty Retail	0.5	2.8	4.6	0.7
Technology Hardware, Storage & Peripherals	1.0	—	0.8	1.4
Textiles, Apparel & Luxury Goods	2.6	3.1	—	—
Tobacco	—	—	—	—
Trading Companies & Distributors	1.0	5.2	2.4	1.2
Wireless Telecommunication Services	—	—	—	—
Subtotal	96.8	97.6	97.8	97.8
Warrants	—	—	—	—
Repurchase Agreements	1.8	1.8	0.3	2.0
Short-Term Investments	0.1	0.1	0.0	0.1
Total Investments	98.7%	99.5%	98.1%	99.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

126   Semi-Annual Financial Statements

Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio
0.2%	—%	—%	0.9%	—%
—	—	5.9	2.2	8.4
1.6	—	2.0	5.2	5.0
0.8	—	—	—	—
—	—	—	—	—
2.5	—	—	—	—
0.8	—	—	—	—
1.0	—	3.0	3.1	—
—	—	—	—	—
0.3	—	—	—	—
0.9	—	1.1	—	0.8
8.9	4.6	2.4	—	3.2
2.3	—	—	1.6	—

1.3	—	—	1.4	—
0.5	—	—	1.8	—

1.2	18.0	8.7	4.8	8.2
2.0	5.6	10.9	4.7	17.1
1.9	10.3	—	1.3	—
0.7	—	—	5.3	2.9

1.3	—	4.9	—	4.5
0.3	4.7	—	—	0.7
1.1	—	—	—	—
0.2	—	—	0.9	—

1.0	—	—	—	—
98.5	97.5	97.0	97.0	95.9
—	—	—	—	—
2.7	0.2	3.6	—	4.0
0.2	0.0	0.2	—	0.3
101.4%	97.7%	100.8%	97.0%	100.2%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   127

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

Industry†	Lazard US Systematic Small Cap Equity Portfolio
Common & Preferred Stocks and Closed-End Management Investment Companies
Aerospace & Defense	0.1%
Automobile Components	1.8
Automobiles	0.3
Banks	1.3
Beverages	0.3
Biotechnology	4.0
Broadline Retail	0.5
Building Products	2.3
Capital Markets	2.5
Chemicals	1.3
Commercial Services & Suppliers	4.0
Communications Equipment	1.6
Construction & Engineering	1.7
Construction Materials	0.4
Consumer Finance	0.5
Consumer Staples Distribution & Retail	0.5
Containers & Packaging	0.7
Distributors	0.2
Diversified Consumer Services	3.3
Diversified REITs	0.2
Diversified Telecommunication Services	0.3
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	5.8
Energy Equipment & Services	0.3
Entertainment	0.2
Financial Services	1.4
Food Products	0.7
Ground Transportation	0.2
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	2.5
Health Care REITs	0.6
Health Care Technology	0.2
Hotels, Restaurants & Leisure	1.0
Household Durables	2.0
Household Products	0.2
Independent Power & Renewable Electricity Producers	0.5
Industrial REITs	0.8
Insurance	1.8
Interactive Media & Services	1.7
Investment Companies	0.5
IT Services	1.7

The accompanying notes are an integral part of these financial statements.

128  Semi-Annual Financial Statements

Industry†	Lazard US Systematic Small Cap Equity Portfolio
Leisure Products	1.6%
Life Sciences Tools & Services	1.6
Machinery	2.8
Marine Transportation	2.4
Media	1.1
Mortgage Real Estate Investment Trusts (REITs)	0.4
Office REITs	0.5
Oil, Gas & Consumable Fuels	0.5
Paper & Forest Products	0.5
Passenger Airlines	0.1
Personal Care Products	0.8
Pharmaceuticals	0.1
Professional Services	4.8
Real Estate Management & Development	0.4
Residential REITs	0.2
Retail REITs	2.2
Semiconductors & Semiconductor Equipment	2.5
Software	12.3
Specialized REITs	0.2
Specialty Retail	3.2
Technology Hardware, Storage & Peripherals	0.1
Textiles, Apparel & Luxury Goods	3.2
Trading Companies & Distributors	1.7
Water Utilities	0.1
Wireless Telecommunication Services	0.3
Subtotal	98.7
Rights	0.0
Repurchase Agreements	1.0
Short-Term Investments	0.1
Total Investments	99.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  129

The Lazard Funds, Inc. Statements of Assets and Liabilities (N-CSR Item 7) (unaudited)

June 30, 2024	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
ASSETS
Investments in securities, at fair value	$92,257,810	$115,995,041
Non-controlled affiliated issuers, at fair value (Note 5)	—	—
Foreign currency, at fair value	441,869	126,103
Receivables for:
Dividends	208,151	177,097
Capital stock sold	32,511	79,521
Investments sold	—	689,771
Gross unrealized appreciation on forward currency contracts	—	—
Total assets	92,940,341	117,067,533
LIABILITIES
Due to custodian	—	—
Payables for:
Management fees	63,481	75,066
Accrued custodian fees	18,023	27,404
Accrued professional services	32,226	17,514
Accrued directors’ fees	2,996	3,105
Accrued distribution fees	924	595
Foreign capital gains taxes	153,671	475,009
Investments purchased	1,651,759	—
Capital stock redeemed	42,162	46,686
Distributions to shareholders	—	—
Gross unrealized depreciation on forward currency contracts	—	—
Line of credit outstanding	—	90,497
Other accrued expenses and payables	22,305	32,507
Total liabilities	1,987,547	768,383
Net assets	$90,952,794	$116,299,150
NET ASSETS
Paid in capital	$191,515,161	$164,202,807
Distributable earnings (Accumulated loss)	(100,562,367)	(47,903,657)
Net assets	$90,952,794	$116,299,150
Institutional Shares
Net assets	$85,207,102	$113,123,123
Shares of capital stock outstanding*	6,373,159	10,578,411
Net asset value, offering and redemption price per share	$13.37	$10.69
Open Shares
Net assets	$5,745,692	$2,373,779
Shares of capital stock outstanding*	432,896	222,761
Net asset value, offering and redemption price per share	$13.27	$10.66
R6 Shares
Net assets	—	$802,248
Shares of capital stock outstanding*	—	74,874
Net asset value, offering and redemption price per share	—	$10.71

The accompanying notes are an integral part of these financial statements.

130  Semi-Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$133,064,537	$2,859,163,923	$173,270,347	$101,428,476	$7,402,284,327

—	—	—	—	920,214,310
172,961	2,607,045	310	24,612	23,901

453,206	16,038,665	1,202,950	155,785	63,582,580
1,768,923	2,258,045	233	18,899	14,698,104
338,671	928	—	414,690	9,658,883

—	—	—	—	22,551,855
135,798,298	2,880,068,606	174,473,840	102,042,462	8,433,013,960

60,269	—	—	—	—

59,756	2,321,140	117,338	54,857	6,306,206
33,519	194,889	16,896	16,537	529,379
21,581	77,858	26,155	24,630	165,487
2,933	41,921	4,321	2,591	133,879
151	72,700	28	141	58,302
511,165	6,476,200	—	—	—
751,566	2,617,721	—	—	22,763,896
27,686	1,230,783	7,459	91,874	18,697,741
—	—	—	—	21

—	—	—	—	8,155,672
—	—	—	—	—
23,351	214,665	19,865	19,491	502,814
1,491,977	13,247,877	192,062	210,121	57,313,397
$134,306,321	$2,866,820,729	$174,281,778	$101,832,341	$8,375,700,563

$128,846,474	$3,397,999,276	$170,555,342	$61,256,822	$8,160,944,331
5,459,847	(531,178,547)	3,726,436	40,575,519	214,756,232
$134,306,321	$2,866,820,729	$174,281,778	$101,832,341	$8,375,700,563

$133,642,288	$2,548,980,240	$174,130,699	$101,178,892	$8,108,512,522
11,050,154	137,109,713	18,425,718	5,314,189	541,311,674

$12.09	$18.59	$9.45	$19.04	$14.98

$274,194	$287,139,510	$151,079	$653,449	$267,188,041
22,711	14,944,957	16,011	34,360	17,823,084

$12.07	$19.21	$9.44	$19.02	$14.99

$389,839	$30,700,979	—	—	—
32,217	1,650,307	—	—	—

$12.10	$18.60	—	—	—

Semi-Annual Financial Statements  131

June 30, 2024	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
Cost of investments in securities	$68,490,388	$93,024,326
Cost of non-controlled affiliated issuers	—	—
Cost of foreign currency	$441,866	$126,101

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

132  Semi-Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$116,163,050	$2,481,547,320	$182,863,528	$64,801,290	$6,827,753,656
—	—	—	—	$1,332,778,800
$173,018	$2,609,171	$311	$24,624	$23,883

Semi-Annual Financial Statements  133

June 30, 2024	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio
ASSETS
Investments in securities, at fair value	$21,147,614	$1,009,113,090
Foreign currency, at fair value	4,753	793,431
Receivables for:
Dividends	64,039	6,825,523
Investments sold	—	12,212,976
Capital stock sold	32,299	1,083,412
Amount due from Investment Manager (Note 3)	15,808	—
Total assets	21,264,513	1,030,028,432

LIABILITIES
Due to custodian	69	—
Payables for:
Management fees	—	642,966
Foreign capital gains taxes	—	—
Accrued custodian fees	16,398	86,615
Accrued professional services	23,925	50,324
Accrued directors’ fees	990	18,275
Accrued administration fees	3,184	27,493
Accrued distribution fees	3,333	14,294
Capital stock redeemed	251	597,834
Investments purchased	9,778	587
Other accrued expenses and payables	5,251	69,508
Total liabilities	63,179	1,507,896
Net assets	$21,201,334	$1,028,520,536

NET ASSETS
Paid in capital	$18,559,140	$798,170,213
Distributable earnings (Accumulated loss)	2,642,194	230,350,323
Net assets	$21,201,334	$1,028,520,536

Institutional Shares
Net assets	$3,803,307	$897,004,588
Shares of capital stock outstanding*	308,587	52,658,532
Net asset value, offering and redemption price per share	$12.32	$17.03

Open Shares
Net assets	$17,398,027	$59,161,940
Shares of capital stock outstanding*	1,412,573	3,423,904
Net asset value, offering and redemption price per share	$12.32	$17.28

R6 Shares
Net assets	—	$72,354,008
Shares of capital stock outstanding*	—	4,255,481
Net asset value, offering and redemption price per share	—	$17.00

Cost of investments in securities	$19,258,417	$821,788,299
Cost of foreign currency	$4,754	$793,428

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

134  Semi-Annual Financial Statements

Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio

$53,248,515	$271,048,516	$10,468,617	$3,709,074,324	$15,585,036
97,581	3,725	8,258	1,792,800	7,299

229,549	432,839	136,913	14,998,932	47,950
724,230	1,152,601	120,097	3,263,323	—
24,386	196,646	771	1,932,249	—
—	—	4,644	—	19,452
54,324,261	272,834,327	10,739,300	3,731,061,628	15,659,737

—	—	—	—	243

12,489	163,459	—	2,355,266	—
—	—	—	1,361,715	—
14,503	26,891	11,929	287,192	15,440
23,134	24,372	23,592	114,722	24,355
2,051	3,116	1,455	78,700	1,733
4,046	8,432	3,059	73,421	3,120
520	353	1,418	59,622	—
65,496	116,691	19,335	13,432,914	20,089
221,485	75,261	—	887,548	215,917
8,677	13,408	8,462	162,392	5,962
352,401	431,983	69,250	18,813,492	286,859
$53,971,860	$272,402,344	$10,670,050	$3,712,248,136	$15,372,878

$47,186,309	$249,769,783	$12,792,948	$2,755,017,292	$13,365,344
6,785,551	22,632,561	(2,122,898)	957,230,844	2,007,534
$53,971,860	$272,402,344	$10,670,050	$3,712,248,136	$15,372,878

$51,244,835	$268,829,235	$4,014,166	$3,419,338,314	$15,366,187
4,655,727	16,606,702	491,053	215,761,388	1,187,897

$11.01	$16.19	$8.17	$15.85	$12.94

$2,727,025	$1,901,595	$6,655,884	$229,083,087	$6,691
246,755	118,306	812,591	14,328,595	518

$11.05	$16.07	$8.19	$15.99	$12.91

—	$1,671,514	—	$63,826,735	—
—	103,216	—	4,023,135	—

—	$16.19	—	$15.86	—

$45,608,062	$253,332,572	$10,264,508	$3,005,468,819	$14,690,566
$97,580	$3,724	$8,313	$1,793,367	$7,299

Semi-Annual Financial Statements  135

June 30, 2024	Lazard US Equity Concentrated Portfolio		Lazard US Equity Focus Portfolio
ASSETS
Investments in securities, at fair value	$92,614,999		$92,101,883
Cash	1,604,322		—
Receivables for:
Investments sold	1,018,589		861,662
Dividends	6,984		22,576
Capital stock sold	36		14,882
Amount due from Investment Manager (Note 3)	—		—
Total assets	95,244,930		93,001,003

LIABILITIES
Payables for:
Management fees	90,201		35,455
Accrued shareholders’ reports	58,731		3,236
Accrued custodian fees	38,753		17,598
Accrued professional services	38,610		24,039
Accrued directors’ fees	13,869		2,464
Accrued administration fees	8,630		6,552
Accrued registration fees	7,018		3,240
Accrued distribution fees	4,019		235
Capital stock redeemed	176,937		515,347
Investments purchased	—		979,215
Other accrued expenses and payables	24,846		4,632
Total liabilities	461,614		1,592,013
Net assets	$94,783,316		$91,408,990

NET ASSETS
Paid in capital	$26,912,220		$55,650,420
Distributable earnings (Accumulated loss)	67,871,096		35,758,570
Net assets	$94,783,316		$91,408,990

Institutional Shares
Net assets	$76,857,238		$46,903,949
Shares of capital stock outstanding*	8,744,919		2,784,908
Net asset value, offering and redemption price per share	$8.79		$16.84

Open Shares
Net assets	$17,925,394		$1,170,257
Shares of capital stock outstanding*	2,002,927		69,171
Net asset value, offering and redemption price per share	$8.95		$16.92

R6 Shares
Net assets	$684		$43,334,784
Shares of capital stock outstanding*	76	#	2,571,651
Net asset value, offering and redemption price per share	$9.04		$16.85

Cost of investments in securities	$78,085,958		$60,563,909

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
#	Shares value is rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

136  Semi-Annual Financial Statements

Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

$37,544,467	$12,836,858	$41,756,230
1,216,685	—	936

—	19,108	90,692
13,150	4,450	41,202
1,454	—	43,541
—	20,576	—
38,775,756	12,880,992	41,932,601

12,675	—	12,302
3,246	2,449	1,707
16,216	11,427	25,890
23,976	22,416	23,427
1,883	1,494	1,453
3,863	6,584	7,264
2,476	966	6,276
1,532	120	27
146	—	—
—	26,204	4,748
3,355	2,787	1,854
69,368	74,447	84,948
$38,706,388	$12,806,545	$41,847,653

$29,483,633	$8,713,451	$36,016,587
9,222,755	4,093,094	5,831,066
$38,706,388	$12,806,545	$41,847,653

$31,352,756	$12,161,878	$41,589,228
2,448,011	824,309	3,972,927

$12.81	$14.75	$10.47

$7,158,162	$644,667	$143,694
629,547	43,717	13,713

$11.37	$14.75	$10.48

$195,470	—	$114,731
15,213	—	10,962

$12.85	—	$10.47

$31,656,567	$9,316,596	$36,744,058

Semi-Annual Financial Statements  137

The Lazard Funds, Inc. Statements of Operations (N-CSR Item 7) (unaudited)

For the Six Months Ended June 30, 2024	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
Investment Income (Loss) Income
Dividends#
Unaffiliated issuers	$1,078,249	$1,570,168
Non-controlled affiliated issuers (Note 5)(a)	—	—
Total investment income*	1,078,249	1,570,168
Expenses
Management fees (Note 3)	452,310	576,919
Custodian fees	26,435	37,067
Administration fees	14,273	15,831
Shareholders’ services	10,575	9,328
Distribution fees (Open Shares)	6,888	2,870
Professional services	27,962	38,951
Directors’ fees and expenses	5,885	6,478
Shareholders’ reports	7,321	17,641
Registration fees	18,116	23,646
Other^	5,010	8,380
Total gross expenses	574,775	737,111
Management fees waived and expenses reimbursed	(69,548)	(98,019)
Total net expenses	505,227	639,092
Net investment income (loss)	573,022	931,076
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	31,966	5,171,677
Non-controlled affiliated issuers(a)	—	—
Foreign currency transactions	(16,452)	(48,317)
Forward currency contracts	—	—
Total net realized gain (loss)	15,514	5,123,360
Net change in unrealized appreciation (depreciation) on:
Investments†	4,442,297	3,919,955
Non-controlled affiliated issuers(a)	—	—
Foreign currency translations	(3,014)	(587)
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	4,439,283	3,919,368
Net realized and unrealized gain (loss)	4,454,797	9,042,728
Net increase (decrease) in net assets resulting from operations	$5,027,819	$9,973,804

* Net of foreign withholding taxes of	$135,457	$179,827
** Net of foreign capital gains taxes of	$21,886	$31,404
† Includes net change in foreign capital gains taxes of	$(7,847)	$(173,613)
^ Includes interest on line of credit of	$292	$1,077

(a)	See Note 5 for information on affiliated issuers

The accompanying notes are an integral part of these financial statements.

138   Semi-Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$2,073,093	$74,426,409	$3,558,686	$864,142	$198,287,324
—	—	—	—	42,844,215
2,073,093	74,426,409	3,558,686	864,142	241,131,539

464,381	13,501,396	658,141	330,020	39,107,640
45,408	300,082	24,048	24,906	782,386
16,359	156,065	18,903	14,966	400,522
9,757	149,775	8,041	8,361	358,031
410	345,118	210	971	347,435
25,752	136,832	24,560	23,837	315,777
6,191	91,193	7,794	5,661	295,656
4,306	83,638	3,792	4,960	198,421
35,536	52,798	17,031	22,765	142,302
16,525	62,870	5,966	4,668	202,099
624,625	14,879,767	768,486	441,115	42,150,269
(55,130)	(1,011)	(1,791)	(2,588)	—
569,495	14,878,756	766,695	438,527	42,150,269
1,503,598	59,547,653	2,791,991	425,615	198,981,270

5,156,723	70,803,998	12,154,208	3,356,594	208,115,655
—	—	—	—	(2,114,590)
(120,301)	(837,836)	5,216	(5,020)	(107,067)
—	—	—	—	108,548,025
5,036,422	69,966,162	12,159,424	3,351,574	314,442,023

6,642,695	88,394,659	(21,976,572)	4,021,232	(472,712,630)
—	—	—	—	(149,249,897)
(3,036)	(131,380)	(12,139)	(4,761)	(742,153)
—	—	—	—	42,455,976

6,639,659	88,263,279	(21,988,711)	4,016,471	(580,248,704)
11,676,081	158,229,441	(9,829,287)	7,368,045	(265,806,681)

$13,179,679	$217,777,094	$(7,037,296)	$7,793,660	$(66,825,411)

$260,365	$7,565,274	$229,230	$43,523	$16,839,278
$277,681	$1,147,350	$—	$—	$—
$(77,364)	$(3,170,691)	$—	$—	$—
$11,186	$—	$574	$—	$—

#	Dividend income for Lazard Global Equity Select Portfolio includes $15,368 of refund received as a result of European Union dividend withholding tax reclaim filings. The amounts of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $58,891. Refer to Note 2(b) in the Notes to Financial Statements for further information.

Semi-Annual Financial Statements   139

For the Six Months Ended June 30, 2024	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio
Investment Income (Loss)
Income
Dividends#	$361,979	$18,081,663
Total investment income*	361,979	18,081,663
Expenses
Management fees (Note 3)	65,800	4,210,013
Custodian fees	24,832	126,117
Distribution fees (Open Shares)	21,029	73,818
Professional services	21,621	132,570
Administration fees	9,885	77,185
Directors’ fees and expenses	2,597	40,738
Shareholders’ services	5,494	55,935
Shareholders’ reports	2,559	34,918
Registration fees	31,676	62,545
Other^	2,708	38,567
Total gross expenses	188,201	4,852,406
Management fees waived and expenses reimbursed	(86,047)	(13,795)
Total net expenses	102,154	4,838,611
Net investment income (loss)	259,825	13,243,052
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	528,935	36,248,550
Foreign currency transactions	(4,908)	(251,357)
Total net realized gain (loss)	524,027	35,997,193
Net change in unrealized appreciation (depreciation) on:
Investments†	1,288,815	14,392,085
Foreign currency translations	(762)	(232,944)
Total net change in unrealized appreciation (depreciation)	1,288,053	14,159,141
Net realized and unrealized gain (loss)	1,812,080	50,156,334
Net increase (decrease) in net assets resulting from operations	$2,071,905	$63,399,386
*# Net of foreign withholding taxes of	$43,339	$1,736,975
** Net of foreign capital gains taxes of	$—	$—
† Includes net change in foreign capital gains taxes of	$—	$—
^ Includes interest on line of credit of	$76	$9,754

The accompanying notes are an integral part of these financial statements.

140   Semi-Annual Financial Statements

Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio

$879,764	$2,675,272	$192,849	$54,711,099	$239,013
879,764	2,675,272	192,849	54,711,099	239,013

178,386	1,002,369	42,476	15,183,391	51,530
21,315	44,085	17,358	405,795	22,942
3,626	2,269	8,571	335,521	87
41,568	27,139	23,039	270,353	21,710
12,050	25,326	9,328	212,843	9,693
4,286	8,648	2,912	157,308	3,278
7,546	12,667	6,684	147,947	5,738
4,294	7,486	3,833	106,314	2,765
29,419	20,768	16,916	59,823	31,932
3,737	7,563	3,165	141,029	3,776
306,227	1,158,320	134,282	17,020,324	153,451
(37,848)	(18,791)	(67,204)	(3,197)	(88,063)
268,379	1,139,529	67,078	17,017,127	65,388
611,385	1,535,743	125,771	37,693,972	173,625

989,635	11,130,771	(320,322)	355,169,841	908,946
(1,238)	(49,727)	(4,193)	(248,778)	(4,199)
988,397	11,081,044	(324,515)	354,921,063	904,747

964,614	(1,784,228)	(137,722)	(282,130,959)	(245,994)
(7,383)	(6,330)	(2,172)	(336,217)	(1,479)

957,231	(1,790,558)	(139,894)	(282,467,176)	(247,473)
1,945,628	9,290,486	(464,409)	72,453,887	657,274

$2,557,013	$10,826,229	$(338,638)	$110,147,859	$830,899
$89,631	$325,454	$11,536	$4,910,028	$12,687
$—	$—	$—	$373,856	$—
$—	$—	$—	$462,354	$—
$49	$256	$109	$37,767	$790

#	Dividend income for Lazard International Equity Select Portfolio and Lazard International Small Cap Equity Portfolio includes $4,630 and $3,661 respectively, of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $94,261 and $15,197 respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

Semi-Annual Financial Statements   141

For the Six Months Ended June 30, 2024	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio
Investment Income (Loss)
Income
Dividends	$1,018,317	$697,730
Non-cash income	—	—
Total investment income*	1,018,317	697,730
Expenses
Management fees (Note 3)	486,795	250,315
Custodian fees	42,091	26,652
Professional services	26,299	22,892
Shareholders’ services	25,822	8,795
Shareholders’ reports	24,647	3,643
Distribution fees (Open Shares)	24,397	1,495
Registration fees	23,091	17,586
Administration fees	17,319	14,309
Directors’ fees and expenses	15,839	5,262
Other^	46,090	4,775
Total gross expenses	732,390	355,724
Management fees waived and expenses reimbursed	(51,916)	(35,172)
Total net expenses	680,474	320,552
Net investment income (loss)	337,843	377,178
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	53,471,013	4,259,208
Total net realized gain (loss)	53,471,013	4,259,208
Net change in unrealized appreciation (depreciation) on:
Investments	(51,771,454)	3,763,256
Total net change in unrealized appreciation (depreciation)	(51,771,454)	3,763,256
Net realized and unrealized gain (loss)	1,699,559	8,022,464
Net increase (decrease) in net assets resulting from operations	$2,037,402	$8,399,642
* Net of foreign withholding taxes of	$—	$—
^ Includes interest on line of credit of	$28,797	$—

The accompanying notes are an integral part of these financial statements.

142   Semi-Annual Financial Statements

Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

$171,987	$86,162	$295,863
—	—	29,825
171,987	86,162	325,688

147,120	36,947	140,265
24,455	14,918	40,194
21,556	21,256	21,354
7,878	5,310	6,036
5,692	3,040	2,520
9,035	784	176
25,074	35,814	16,867
11,072	9,389	11,124
3,841	2,965	3,427
3,843	212	3,941
259,566	130,635	245,904
(54,353)	(83,444)	(64,313)
205,213	47,191	181,591
(33,226)	38,971	144,097

2,194,137	180,816	2,554,663
2,194,137	180,816	2,554,663

(948,661)	343,432	(1,597,649)

(948,661)	343,432	(1,597,649)
1,245,476	524,248	957,014

$1,212,250	$563,219	$1,101,111
$—	$—	$3,331
$—	$136	$904

Semi-Annual Financial Statements   143

The Lazard Funds, Inc. Statements of Changes in Net Assets (N-CSR Item 7) (unaudited)

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$573,022	$2,160,467
Net realized gain (loss)	15,514	(5,549,218)
Net change in unrealized appreciation (depreciation)	4,439,283	11,775,330
Net increase (decrease) in net assets resulting from operations	5,027,819	8,386,579
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(1,908,309)
Open Shares	—	(112,978)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(2,021,287)
Capital stock transactions
Net proceeds from sales
Institutional Shares	5,906,769	15,288,853
Open Shares	639,372	1,200,836
R6 Shares	—	—
Issued in connection with acquisition of Emerging Markets Strategic Equity Portfolio
Institutional Shares	—	—
Open Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	1,637,186
Open Shares	—	102,420
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(12,124,952)	(28,128,807)
Open Shares	(898,405)	(1,461,157)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(6,477,216)	(11,360,669)
Total increase (decrease) in net assets	(1,449,397)	(4,995,377)
Net assets at beginning of period	92,402,191	97,397,568
Net assets at end of period	$90,952,794	$92,402,191
Shares issued and redeemed Institutional Shares
Shares outstanding at beginning of period	6,846,091	7,777,673
Shares sold	464,731	1,226,526
Shares issued in connection with acquisition of Emerging Markets Strategic Equity Portfolio	—	—
Shares issued to shareholders from reinvestment of distributions	—	131,819
Shares redeemed	(937,663)	(2,289,927)
Net increase (decrease)	(472,932)	(931,582)
Shares outstanding at end of period	6,373,159	6,846,091

The accompanying notes are an integral part of these financial statements.

144   Semi-Annual Financial Statements

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

$931,076	$2,031,347	$1,503,598	$2,665,011
5,123,360	(5,549,591)	5,036,422	(2,105,805)
3,919,368	14,714,214	6,639,659	11,530,947

9,973,804	11,195,970	13,179,679	12,090,153

—	(1,747,412)	—	(2,475,435)
—	(29,424)	—	(4,336)
—	(2,429)	—	(2,937)

—	(1,779,265)	—	(2,482,708)

8,223,616	17,889,582	22,363,407	73,099,826
713,038	724,536	1,688,931	3,221,041
597,564	67,262	389,438	142,557

—	42,695,854	—	—
—	2,423,804	—	—

—	1,705,354	—	2,461,896
—	27,976	—	4,336
—	2,429	—	2,937

(20,463,435)	(48,631,628)	(33,687,140)	(33,764,842)
(819,669)	(2,464,925)	(1,717,275)	(3,108,971)
(643)	(286,110)	(176,333)	—

(11,749,529)	14,154,134	(11,138,972)	42,058,780
(1,775,725)	23,570,839	2,040,707	51,666,225
118,074,875	94,504,036	132,265,614	80,599,389
$116,299,150	$118,074,875	$134,306,321	$132,265,614

11,787,085	10,455,241	12,128,657	8,186,529
824,552	1,881,992	1,949,108	6,915,914

—	4,364,112	—	—

—	176,893	—	231,119
(2,033,226)	(5,091,153)	(3,027,611)	(3,204,905)
(1,208,674)	1,331,844	(1,078,503)	3,942,128
10,578,411	11,787,085	11,050,154	12,128,657

Semi-Annual Financial Statements   145

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Open Shares
Shares outstanding at beginning of period	453,059	467,111
Shares sold	50,031	96,455
Shares issued in connection with acquisition of Emerging Markets Strategic Equity Portfolio	—	—
Shares issued to shareholders from reinvestment of distributions	—	8,293
Shares redeemed	(70,194)	(118,800)
Net increase (decrease)	(20,163)	(14,052)
Shares outstanding at end of period	432,896	453,059

R6 Shares†
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

†	The inception date for the Lazard Emerging Markets Equity Advantage Portfolio R6 Shares was February 22, 2023.

The accompanying notes are an integral part of these financial statements.

146   Semi-Annual Financial Statements

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

233,032	161,234	23,716	9,443
71,455	76,445	146,097	310,575

—	248,585	—	—

—	2,909	—	407
(81,726)	(256,141)	(147,102)	(296,709)
(10,271)	71,798	(1,005)	14,273
222,761	233,032	22,711	23,716

16,343	39,040	13,936	—
58,595	6,943	33,682	13,660

—	252	—	276
(64)	(29,892)	(15,401)	—
58,531	(22,697)	18,281	13,936
74,874	16,343	32,217	13,936

Semi-Annual Financial Statements    147

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Increase in Net Assets
Operations
Net investment income (loss)	$59,547,653	$107,523,113
Net realized gain (loss)	69,966,162	102,179,056
Net change in unrealized appreciation (depreciation)	88,263,279	320,953,965
Net increase (decrease) in net assets resulting from operations	217,777,094	530,656,134
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(86,836,785)
Open Shares	—	(9,235,492)
R6 Shares	—	(1,001,599)
Net decrease in net assets resulting from distributions	—	(97,073,876)
Capital stock transactions
Net proceeds from sales
Institutional Shares	221,456,779	591,291,086
Open Shares	11,939,382	24,905,149
R6 Shares	3,393,722	18,877,987
Net proceeds from reinvestment of distributions
Institutional Shares	—	82,471,722
Open Shares	—	9,105,594
R6 Shares	—	261,291
Cost of shares redeemed
Institutional Shares	(259,297,155)	(949,812,499)
Open Shares	(22,622,077)	(53,071,749)
R6 Shares	(2,278,352)	(1,587,355)
Net increase (decrease) in net assets from capital stock transactions	(47,407,701)	(277,558,774)
Total increase (decrease) in net assets	170,369,393	156,023,484
Net assets at beginning of period	2,696,451,336	2,540,427,852
Net assets at end of period	$2,866,820,729	$2,696,451,336

The accompanying notes are an integral part of these financial statements.

148   Semi-Annual Financial Statements

Lazard Equity Franchise Portfolio		Lazard Global Equity Select Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

$2,791,991	$2,703,153	$425,615	$741,460
12,159,424	10,532,318	3,351,574	1,146,565
(21,988,711)	14,299,060	4,016,471	12,968,538

(7,037,296)	27,534,531	7,793,660	14,856,563

—	(9,472,152)	—	(1,808,406)
—	(14,250)	—	(19,152)
—	—	—	—

—	(9,486,402)	—	(1,827,558)

81,510,186	17,269,375	5,862,974	5,356,966
6,032	175,590	136,880	639,010
—	—	—	—

—	9,472,152	—	1,764,122
—	14,250	—	18,841
—	—	—	—

(19,025,385)	(85,956,915)	(9,136,549)	(14,561,651)
(24,023)	(224,473)	(722,744)	(905,741)
—	—	—	—

62,466,810	(59,250,021)	(3,859,439)	(7,688,453)
55,429,514	(41,201,892)	3,934,221	5,340,552
118,852,264	160,054,156	97,898,120	92,557,568
$174,281,778	$118,852,264	$101,832,341	$97,898,120

Semi-Annual Financial Statements   149

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	139,428,415	156,565,118
Shares sold	12,754,922	36,823,067
Shares issued to shareholders from reinvestment of distributions	—	4,920,747
Shares redeemed	(15,073,624)	(58,880,517)
Net increase (decrease)	(2,318,702)	(17,136,703)
Shares outstanding at end of period	137,109,713	139,428,415

Open Shares
Shares outstanding at beginning of period	15,528,827	16,682,124
Shares sold	661,867	1,484,896
Shares issued to shareholders from reinvestment of distributions	—	524,818
Shares redeemed	(1,245,737)	(3,163,011)
Net increase (decrease)	(583,870)	(1,153,297)
Shares outstanding at end of period	14,944,957	15,528,827

R6 Shares
Shares outstanding at beginning of period	1,587,936	548,994
Shares sold	190,893	1,121,981
Shares issued to shareholders from reinvestment of distributions	—	15,581
Shares redeemed	(128,522)	(98,620)
Net increase (decrease)	62,371	1,038,942
Shares outstanding at end of period	1,650,307	1,587,936

The accompanying notes are an integral part of these financial statements.

150   Semi-Annual Financial Statements

Lazard Equity Franchise Portfolio		Lazard Global Equity Select Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

12,002,692	17,653,491	5,480,351	5,938,494
8,358,721	1,782,584	324,947	327,199

—	964,578	—	101,916
(1,935,695)	(8,397,961)	(491,109)	(887,258)
6,423,026	(5,650,799)	(166,162)	(458,143)
18,425,718	12,002,692	5,314,189	5,480,351

17,882	21,010	66,984	81,524
614	17,758	7,661	39,169

—	1,451	—	1,091
(2,485)	(22,337)	(40,285)	(54,800)
(1,871)	(3,128)	(32,624)	(14,540)
16,011	17,882	34,360	66,984

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Financial Statements   151

	Lazard Global Listed Infrastructure Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$198,981,270	$253,607,144
Net realized gain (loss)	314,442,023	59,814,576
Net change in unrealized appreciation (depreciation)	(580,248,704)	549,353,390
Net increase (decrease) in net assets resulting from operations	(66,825,411)	862,775,110
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	(95,545,900)	(248,027,505)
Open Shares	(2,791,508)	(8,009,207)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(98,337,408)	(256,036,712)
Capital stock transactions
Net proceeds from sales
Institutional Shares	961,795,577	2,182,513,951
Open Shares	28,267,701	64,066,364
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	82,997,109	211,785,959
Open Shares	2,731,429	7,849,761
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(1,166,972,894)	(2,376,975,688)
Open Shares	(42,912,566)	(146,443,340)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(134,093,644)	(57,202,993)
Total increase (decrease) in net assets	(299,256,463)	549,535,405
Net assets at beginning of period	8,674,957,026	8,125,421,621
Net assets at end of period	$8,375,700,563	$8,674,957,026

The accompanying notes are an integral part of these financial statements.

152   Semi-Annual Financial Statements

Lazard International Equity Advantage Portfolio		Lazard International Equity Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

$259,825	$82,991	$13,243,052	$23,453,786
524,027	187,992	35,997,193	39,855,828
1,288,053	520,663	14,159,141	99,118,333

2,071,905	791,646	63,399,386	162,427,947

—	(19,149)	—	(37,659,905)
—	(58,030)	—	(1,945,816)
—	—	—	(2,733,396)

—	(77,179)	—	(42,339,117)

444,792	128,704	101,139,571	260,202,030
787,606	16,058,495	4,273,263	9,246,783
—	—	3,154,673	28,652,330

—	19,149	—	33,034,781
—	58,030	—	1,833,815
—	—	—	2,573,712

(63,513)	—	(275,111,794)	(254,189,967)
(1,460,192)	(118,775)	(4,990,966)	(15,383,156)
—	—	(8,149,877)	(28,481,260)

(291,307)	16,145,603	(179,685,130)	37,489,068
1,780,598	16,860,070	(116,285,744)	157,577,898
19,420,736	2,560,666	1,144,806,280	987,228,382
$21,201,334	$19,420,736	$1,028,520,536	$1,144,806,280

Semi-Annual Financial Statements   153

	Lazard Global Listed Infrastructure Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	549,085,089	548,675,033
Shares sold	62,564,135	147,779,765
Shares issued to shareholders from reinvestment of distributions	5,376,640	14,244,720
Shares redeemed	(75,714,190)	(161,614,429)
Net increase (decrease)	(7,773,415)	410,056
Shares outstanding at end of period	541,311,674	549,085,089

Open Shares
Shares outstanding at beginning of period	18,601,702	23,667,566
Shares sold	1,833,991	4,327,005
Shares issued to shareholders from reinvestment of distributions	176,655	527,750
Shares redeemed	(2,789,264)	(9,920,619)
Net increase (decrease)	(778,618)	(5,065,864)
Shares outstanding at end of period	17,823,084	18,601,702

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

154   Semi-Annual Financial Statements

Lazard International Equity Advantage Portfolio		Lazard International Equity Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

276,750	261,804	62,778,851	60,292,364
37,246	13,193	6,125,489	16,573,255

—	1,753	—	2,064,288
(5,409)	—	(16,245,808)	(16,151,056)
31,837	14,946	(10,120,319)	2,486,487
308,587	276,750	52,658,532	62,778,851

1,469,615	12,488	3,461,398	3,743,668
66,688	1,462,656	255,086	580,947

—	5,290	—	112,843
(123,730)	(10,819)	(292,580)	(976,060)
(57,042)	1,457,127	(37,494)	(282,270)
1,412,573	1,469,615	3,423,904	3,461,398

—	—	4,560,047	4,410,047
—	—	189,640	1,839,166

—	—	—	161,240
—	—	(494,206)	(1,850,406)
—	—	(304,566)	150,000
—	—	4,255,481	4,560,047

Semi-Annual Financial Statements   155

	Lazard International Equity Select Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Increase in Net Assets
Operations
Net investment income (loss)	$611,385	$867,534
Net realized gain (loss)	988,397	1,172,572
Net change in unrealized appreciation (depreciation)	957,231	4,190,695
Net increase (decrease) in net assets resulting from operations	2,557,013	6,230,801
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(742,947)
Open Shares	—	(35,111)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(778,058)
Capital stock transactions
Net proceeds from sales
Institutional Shares	3,734,323	6,870,927
Open Shares	226,072	635,307
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	676,941
Open Shares	—	34,436
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(5,487,509)	(13,779,012)
Open Shares	(501,990)	(1,000,063)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(2,029,104)	(6,561,464)
Total increase (decrease) in net assets	527,909	(1,108,721)
Net assets at beginning of period	53,443,951	54,552,672
Net assets at end of period	$53,971,860	$53,443,951

The accompanying notes are an integral part of these financial statements.

156   Semi-Annual Financial Statements

Lazard International Quality Growth Portfolio		Lazard International Small Cap Equity Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

$1,535,743	$1,684,623	$125,771	$237,918
11,081,044	(817,423)	(324,515)	(222,900)
(1,790,558)	29,689,073	(139,894)	1,438,711

10,826,229	30,556,273	(338,638)	1,453,729

—	(1,575,320)	—	(99,912)
—	(6,587)	—	(132,326)
—	(3,470)	—	—

—	(1,585,377)	—	(232,238)

37,643,872	145,309,254	320,763	561,590
123,679	1,984,516	41,273	160,359
1,146,000	510,000	—	—

—	1,549,820	—	93,978
—	6,587	—	130,340
—	75	—	—

(35,218,324)	(30,694,205)	(983,854)	(3,361,348)
(46,765)	(804,356)	(421,427)	(1,386,790)
—	—	—	—

3,648,462	117,861,691	(1,043,245)	(3,801,871)
14,474,691	146,832,587	(1,381,883)	(2,580,380)
257,927,653	111,095,066	12,051,933	14,632,313
$272,402,344	$257,927,653	$10,670,050	$12,051,933

Semi-Annual Financial Statements   157

	Lazard International Equity Select Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	4,815,470	5,427,143
Shares sold	343,003	677,833
Shares issued to shareholders from reinvestment of distributions	—	65,091
Shares redeemed	(502,746)	(1,354,597)
Net increase (decrease)	(159,743)	(611,673)
Shares outstanding at end of period	4,655,727	4,815,470

Open Shares
Shares outstanding at beginning of period	272,190	304,184
Shares sold	20,528	63,064
Shares issued to shareholders from reinvestment of distributions	—	3,292
Shares redeemed	(45,963)	(98,350)
Net increase (decrease)	(25,435)	(31,994)
Shares outstanding at end of period	246,755	272,190

R6 Shares(a)
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

(a)	The inception date for the Lazard International Quality Growth Portfolio R6 Shares was February 22, 2023.

The accompanying notes are an integral part of these financial statements.

158   Semi-Annual Financial Statements

Lazard International Quality Growth Portfolio		Lazard International Small Cap Equity Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

16,441,822	8,337,316	572,771	902,119
2,368,103	10,153,993	38,964	68,767

—	100,507	—	11,419
(2,203,223)	(2,149,994)	(120,682)	(409,534)
164,880	8,104,506	(81,718)	(329,348)
16,606,702	16,441,822	491,053	572,771

113,448	28,191	859,225	996,438
7,832	140,256	5,050	19,698

—	430	—	15,791
(2,974)	(55,429)	(51,684)	(172,702)
4,858	85,257	(46,634)	(137,213)
118,306	113,448	812,591	859,225

33,251	—	—	—
69,965	33,246	—	—

—	5	—	—
—	—	—	—
69,965	33,251	—	—
103,216	33,251	—	—

Semi-Annual Financial Statements   159

	Lazard International Strategic Equity Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,693,972	$64,097,506
Net realized gain (loss)	354,921,063	99,579,684
Net change in unrealized appreciation (depreciation)	(282,467,176)	531,860,320
Net increase (decrease) in net assets resulting from operations	110,147,859	695,537,510
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(57,582,065)
Open Shares	—	(3,686,018)
R6 Shares	—	(1,178,086)
Net decrease in net assets resulting from distributions	—	(62,446,169)
Capital stock transactions
Net proceeds from sales
Institutional Shares	159,030,652	368,552,510
Open Shares	14,131,102	36,677,838
R6 Shares	4,946,121	13,812,019
Net proceeds from reinvestment of distributions Institutional Shares	—	54,605,767
Open Shares	—	3,464,545
R6 Shares	—	1,100,618
Cost of shares redeemed
Institutional Shares	(790,003,280)	(1,230,081,524)
Open Shares	(104,331,818)	(81,113,168)
R6 Shares	(19,640,870)	(47,529,882)
Net increase (decrease) in net assets from capital stock transactions	(735,868,093)	(880,511,277)
Total increase (decrease) in net assets	(625,720,234)	(247,419,936)
Net assets at beginning of period	4,337,968,370	4,585,388,306
Net assets at end of period	$3,712,248,136	$4,337,968,370

The accompanying notes are an integral part of these financial statements.

160   Semi-Annual Financial Statements

Lazard Managed Equity Volatility Portfolio		Lazard US Equity Concentrated Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

$173,625	$447,073	$337,843	$3,743,836
904,747	1,246,266	53,471,013	268,247,181
(247,473)	(163,494)	(51,771,454)	(159,593,563)

830,899	1,529,845	2,037,402	112,397,454

—	(708,488)	—	(144,352,473)
—	(3,164)	—	(12,995,366)
—	—	—	(13,895)

—	(711,652)	—	(157,361,734)

2,039,373	4,483,027	5,003,726	126,919,089
719	—	611,261	3,545,869
—	—	—	32,620

—	500,959	—	129,805,118
—	3,164	—	12,585,093
—	—	—	13,540

(5,392,817)	(16,617,576)	(111,363,412)	(1,232,949,054)
(86,610)	—	(4,403,983)	(9,708,284)
—	—	(24,090)	(2,303,659)

(3,439,335)	(11,630,426)	(110,176,498)	(972,059,668)
(2,608,436)	(10,812,233)	(108,139,096)	(1,017,023,948)
17,981,314	28,793,547	202,922,412	1,219,946,360
$15,372,878	$17,981,314	$94,783,316	$202,922,412

Semi-Annual Financial Statements   161

	Lazard International Strategic Equity Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	255,236,019	311,507,437
Shares sold	10,049,425	25,390,697
Shares issued to shareholders from reinvestment of distributions	—	3,579,404
Shares redeemed	(49,524,056)	(85,241,519)
Net increase (decrease)	(39,474,631)	(56,271,418)
Shares outstanding at end of period	215,761,388	255,236,019

Open Shares
Shares outstanding at beginning of period	19,879,784	22,739,287
Shares sold	882,451	2,517,537
Shares issued to shareholders from reinvestment of distributions	—	225,004
Shares redeemed	(6,433,640)	(5,602,044)
Net increase (decrease)	(5,551,189)	(2,859,503)
Shares outstanding at end of period	14,328,595	19,879,784

R6 Shares
Shares outstanding at beginning of period	4,967,707	7,185,282
Shares sold	308,891	972,386
Shares issued to shareholders from reinvestment of distributions	—	72,151
Shares redeemed	(1,253,463)	(3,262,112)
Net increase (decrease)	(944,572)	(2,217,575)
Shares outstanding at end of period	4,023,135	4,967,707

The accompanying notes are an integral part of these financial statements.

162   Semi-Annual Financial Statements

Lazard Managed Equity Volatility Portfolio		Lazard US Equity Concentrated Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

1,450,305	2,406,396	21,265,847	80,188,463
157,597	365,130	585,558	8,743,474

—	41,116	—	13,704,015
(420,005)	(1,362,337)	(13,106,486)	(81,370,105)
(262,408)	(956,091)	(12,520,928)	(58,922,616)
1,187,897	1,450,305	8,744,919	21,265,847

7,070	6,810	2,437,790	1,614,946
54	—	70,099	234,781

—	260	—	1,337,622
(6,606)	—	(504,962)	(749,559)
(6,552)	260	(434,863)	822,844
518	7,070	2,002,927	2,437,790

—	—	2,801	146,418
—	—	—	2,035

—	—	—	1,427
—	—	(2,725)	(147,079)
—	—	(2,725)	(143,617)
—	—	76	2,801

Semi-Annual Financial Statements   163

	Lazard US Equity Focus Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$377,178	$779,595
Net realized gain (loss)	4,259,208	694,662
Net change in unrealized appreciation (depreciation)	3,763,256	14,121,034
Net increase (decrease) in net assets resulting from operations	8,399,642	15,595,291
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(470,014)
Open Shares	—	(9,677)
R6 Shares	—	(505,449)
Net decrease in net assets resulting from distributions	—	(985,140)
Capital stock transactions
Net proceeds from sales
Institutional Shares	1,771,873	2,250,837
Open Shares	6,653	650
R6 Shares	2,754,392	17,658,966
Net proceeds from reinvestment of distributions
Institutional Shares	—	465,514
Open Shares	—	9,676
R6 Shares	—	504,884
Cost of shares redeemed
Institutional Shares	(2,728,012)	(3,948,749)
Open Shares	(112,118)	(190,555)
R6 Shares	(10,537,084)	(12,949,353)
Net increase (decrease) in net assets from capital stock transactions	(8,844,296)	3,801,870
Total increase (decrease) in net assets	(444,654)	18,412,021
Net assets at beginning of period	91,853,644	73,441,623
Net assets at end of period	$91,408,990	$91,853,644

The accompanying notes are an integral part of these financial statements.

164   Semi-Annual Financial Statements

Lazard US Small Cap Equity Select Portfolio		Lazard US Sustainable Equity Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

$(33,226)	$2,665	$38,971	$113,944
2,194,137	4,362,487	180,816	415,321
(948,661)	(581,717)	343,432	1,434,058

1,212,250	3,783,435	563,219	1,963,323

—	(2,463,873)	—	(213,930)
—	(629,143)	—	(8,229)
—	(2,872)	—	—

—	(3,095,888)	—	(222,159)

549,131	1,187,900	931,014	2,849,036
167,507	174,656	36,946	8,325
157,946	12,293	—	—

—	2,424,303	—	213,930
—	612,357	—	8,229
—	2,872	—	—

(2,193,809)	(7,116,628)	(542,680)	(5,713,026)
(600,425)	(1,227,580)	(11,558)	(36,604)
(78)	(162)	—	—

(1,919,728)	(3,929,989)	413,722	(2,670,110)
(707,478)	(3,242,442)	976,941	(928,946)
39,413,866	42,656,308	11,829,604	12,758,550
$38,706,388	$39,413,866	$12,806,545	$11,829,604

Semi-Annual Financial Statements   165

	Lazard US Equity Focus Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	2,838,393	2,928,944
Shares sold	112,679	158,205
Shares issued to shareholders from reinvestment of distributions	—	30,466
Shares redeemed	(166,164)	(279,222)
Net increase (decrease)	(53,485)	(90,551)
Shares outstanding at end of period	2,784,908	2,838,393

Open Shares
Shares outstanding at beginning of period	75,579	88,816
Shares sold	395	46
Shares issued to shareholders from reinvestment of distributions	—	630
Shares redeemed	(6,803)	(13,913)
Net increase (decrease)	(6,408)	(13,237)
Shares outstanding at end of period	69,171	75,579

R6 Shares
Shares outstanding at beginning of period	3,053,800	2,635,291
Shares sold	166,012	1,324,448
Shares issued to shareholders from reinvestment of distributions	—	33,021
Shares redeemed	(648,161)	(938,960)
Net increase (decrease)	(482,149)	418,509
Shares outstanding at end of period	2,571,651	3,053,800

The accompanying notes are an integral part of these financial statements.

166   Semi-Annual Financial Statements

Lazard US Small Cap Equity Select Portfolio		Lazard US Sustainable Equity Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

2,577,164	2,857,788	798,449	989,077
43,518	95,109	63,320	227,992

—	197,364	—	15,779
(172,671)	(573,097)	(37,460)	(434,399)
(129,153)	(280,624)	25,860	(190,628)
2,448,011	2,577,164	824,309	798,449

667,798	705,847	41,891	43,416
15,123	15,957	2,647	638

—	55,981	—	605
(53,374)	(109,987)	(821)	(2,768)
(38,251)	(38,049)	1,826	(1,525)
629,547	667,798	43,717	41,891

3,122	1,936	—	—
12,097	967	—	—

—	233	—	—
(6)	(14)	—	—
12,091	1,186	—	—
15,213	3,122	—	—

Semi-Annual Financial Statements   167

	Lazard US Systematic Small Cap Equity Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$144,097	$153,826
Net realized gain (loss)	2,554,663	(1,034,076)
Net change in unrealized appreciation (depreciation)	(1,597,649)	6,868,729
Net increase (decrease) in net assets resulting from operations	1,101,111	5,988,479
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(143,061)
Open Shares	—	(161)
R6 Shares	—	(457)
Net decrease in net assets resulting from distributions	—	(143,679)
Capital stock transactions
Net proceeds from sales
Institutional Shares	3,632,778	10,288,266
Open Shares	—	19,058
R6 Shares	—	100,000
Net proceeds from reinvestment of distributions
Institutional Shares	—	143,061
Open Shares	—	161
R6 Shares	—	457
Cost of shares redeemed
Institutional Shares	(2,916,448)	(1,250,487)
Open Shares	—	(3,127)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	716,330	9,297,389
Total increase (decrease) in net assets	1,817,441	15,142,189
Net assets at beginning of period	40,030,212	24,888,023
Net assets at end of period	$41,847,653	$40,030,212

The accompanying notes are an integral part of these financial statements.

168   Semi-Annual Financial Statements

	Lazard US Systematic Small Cap Equity Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	3,909,490	2,910,165
Shares sold	349,638	1,120,932
Shares issued to shareholders from reinvestment of distributions	—	14,095
Shares redeemed	(286,201)	(135,702)
Net increase (decrease)	63,437	999,325
Shares outstanding at end of period	3,972,927	3,909,490

Open Shares
Shares outstanding at beginning of period	13,713	11,923
Shares sold	—	2,102
Shares issued to shareholders from reinvestment of distributions	—	16
Shares redeemed	—	(328)
Net increase (decrease)	—	1,790
Shares outstanding at end of period	13,713	13,713

R6 Shares†
Shares outstanding at beginning of period	10,962	—
Shares sold	—	10,917
Shares issued to shareholders from reinvestment of distributions	—	45
Shares redeemed	—	—
Net increase (decrease)	—	10,962
Shares outstanding at end of period	10,962	10,962

†	The inception date for the Lazard US Systematic Small Cap Equity Portfolio R6 Shares was February 22, 2023.

Semi-Annual Financial Statements   169

The Lazard Funds, Inc. Financial Highlights (N-CSR Item 7) (unaudited)

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$12.66	$11.82	$15.40	$17.31	$14.55	$11.42
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.27	0.13	0.05	0.04	0.08
Net realized and unrealized gain (loss)	0.63	0.85	(3.61)	(1.81)	2.76	3.13
Total from investment operations	0.71	1.12	(3.48)	(1.76)	2.80	3.21
Less distributions from:
Net investment income	—	(0.28)	(0.09)	(0.15)	(0.04)	(0.08)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	—	(0.28)	(0.10)	(0.15)	(0.04)	(0.08)
Net asset value, end of period	$13.37	$12.66	$11.82	$15.40	$17.31	$14.55
Total Return (b)	5.61%	9.55%	–22.61%	–10.14%	19.33%	28.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$85,207	$86,699	$91,910	$148,419	$190,689	$226,067
Ratios to average net assets (c):
Net expenses	1.10%	1.13%	1.15%	1.15%	1.17%	1.16%
Gross expenses	1.25%	1.24%	1.23%	1.15%	1.21%	1.16%
Net investment income (loss)	1.27%	2.17%	1.02%	0.28%	0.33%	0.63%
Portfolio turnover rate	12%	24%	30%	39%	57%	55%

The accompanying notes are an integral part of these financial statements.

170   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21		12/31/20	12/31/19
Open Shares
Net asset value, beginning of period	$12.59	$11.75	$15.31	$17.21		$14.51	$11.36
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.23	0.10	—	(d)	0.01	0.05
Net realized and unrealized gain (loss)	0.60	0.86	(3.59)	(1.78)		2.73	3.11
Total from investment operations	0.68	1.09	(3.49)	(1.78)		2.74	3.16
Less distributions from:
Net investment income	—	(0.25)	(0.07)	(0.12)		(0.04)	(0.01)
Total distributions	—	(0.25)	(0.07)	(0.12)		(0.04)	(0.01)
Net asset value, end of period	$13.27	$12.59	$11.75	$15.31		$17.21	$14.51
Total Return (b)	5.40%	9.34%	–22.81%	–10.37%		18.97%	27.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,746	$5,703	$5,487	$9,193		$9,914	$9,341
Ratios to average net assets (c):
Net expenses	1.35%	1.38%	1.40%	1.40%		1.44%	1.46%
Gross expenses	1.60%	1.59%	1.56%	1.45%		1.53%	1.55%
Net investment income (loss)	1.27%	1.89%	0.76%	—	%(e)	0.04%	0.36%
Portfolio turnover rate	12%	24%	30%	39%		57%	55%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period less than one year.
(d)	Amount is less than $0.01 per share.
(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   171

LAZARD EMERGING MARKETS CORE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$9.81	$8.87	$11.56	$13.12	$11.79	$9.89
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.17	0.17	0.08	0.08	0.20
Net realized and unrealized gain (loss)	0.80	0.92	(2.67)	(1.55)	1.33	1.93
Total from investment operations	0.88	1.09	(2.50)	(1.47)	1.41	2.13
Less distributions from:
Net investment income	—	(0.15)	(0.19)	(0.09)	(0.08)	(0.23)
Total distributions	—	(0.15)	(0.19)	(0.09)	(0.08)	(0.23)
Net asset value, end of period	$10.69	$9.81	$8.87	$11.56	$13.12	$11.79
Total Return (b)	8.97%	12.29%	–21.63%	–11.21%	11.98%	21.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$113,123	$115,633	$92,730	$156,284	$209,503	$197,213
Ratios to average net assets (c):
Net expenses	1.10%	1.15%	1.22%	1.16%	1.20%	1.18%
Gross expenses	1.27%	1.27%	1.23%	1.16%	1.20%	1.18%
Net investment income (loss)	1.62%	1.82%	1.75%	0.64%	0.70%	1.83%
Portfolio turnover rate	19%	74%	28%	31%	23%	19%

The accompanying notes are an integral part of these financial statements.

172   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Open Shares
Net asset value, beginning of period	$9.79	$8.85	$11.53	$13.09	$11.76	$9.87
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.15	0.14	0.04	0.04	0.16
Net realized and unrealized gain (loss)	0.80	0.91	(2.65)	(1.55)	1.33	1.92
Total from investment operations	0.87	1.06	(2.51)	(1.51)	1.37	2.08
Less distributions from:
Net investment income	—	(0.12)	(0.17)	(0.05)	(0.04)	(0.19)
Total distributions	—	(0.12)	(0.17)	(0.05)	(0.04)	(0.19)
Net asset value, end of period	$10.66	$9.79	$8.85	$11.53	$13.09	$11.76
Total Return (b)	8.89%	12.05%	–21.80%	–11.53%	11.66%	21.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,374	$2,281	$1,427	$2,113	$2,544	$2,425
Ratios to average net assets (c):
Net expenses	1.35%	1.41%	1.48%	1.50%	1.50%	1.55%
Gross expenses	1.68%	1.76%	1.69%	1.55%	1.62%	1.90%
Net investment income (loss)	1.38%	1.57%	1.46%	0.34%	0.35%	1.48%
Portfolio turnover rate	19%	74%	28%	31%	23%	19%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   173

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
R6 Shares
Net asset value, beginning of period	$9.82	$8.88	$11.57	$13.13	$11.80	$9.89
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.19	0.18	0.09	0.07	0.20
Net realized and unrealized gain (loss)	0.78	0.90	(2.68)	(1.56)	1.34	1.94
Total from investment operations	0.89	1.09	(2.50)	(1.47)	1.41	2.14
Less distributions from:
Net investment income	—	(0.15)	(0.19)	(0.09)	(0.08)	(0.23)
Total distributions	—	(0.15)	(0.19)	(0.09)	(0.08)	(0.23)
Net asset value, end of period	$10.71	$9.82	$8.88	$11.57	$13.13	$11.80
Total Return (b)	9.06%	12.32%	–21.58%	–11.19%	11.97%	21.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$802	$161	$347	$311	$544	$597
Ratios to average net assets (c):
Net expenses	1.05%	1.11%	1.18%	1.16%	1.20%	1.18%
Gross expenses	2.00%	3.09%	2.11%	1.91%	1.87%	3.23%
Net investment income (loss)	2.13%	1.94%	1.87%	0.66%	0.63%	1.80%
Portfolio turnover rate	19%	74%	28%	31%	23%	19%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

174   Semi-Annual Financial Statements

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$10.87	$9.83	$12.88	$13.79	$11.84	$10.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.24	0.29	0.27	0.10	0.24
Net realized and unrealized gain (loss)	1.08	1.01	(3.01)	(0.15)	1.97	1.80
Total from investment operations	1.22	1.25	(2.72)	0.12	2.07	2.04
Less distributions from:
Net investment income	—	(0.21)	(0.29)	(0.22)	(0.10)	(0.23)
Net realized gains	—	—	(0.04)	(0.81)	(0.02)	—
Total distributions	—	(0.21)	(0.33)	(1.03)	(0.12)	(0.23)
Net asset value, end of period	$12.09	$10.87	$9.83	$12.88	$13.79	$11.84
Total Return (b)	11.22%	12.76%	–21.09%	0.96%	17.50%	20.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$133,642	$131,856	$80,506	$68,538	$27,898	$9,190
Ratios to average net assets (c):
Net expenses	0.92%	0.90%	0.91%	0.93%	1.10%	1.10%
Gross expenses	1.00%	0.98%	1.11%	1.21%	1.97%	3.19%
Net investment income (loss)	2.43%	2.33%	2.73%	1.90%	0.87%	2.15%
Portfolio turnover rate	45%	61%	122%	88%	91%	59%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   175

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Open Shares
Net asset value, beginning of period	$10.87	$9.84	$12.88	$13.79	$11.85	$10.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.26	0.25	0.12	0.09	0.21
Net realized and unrealized gain (loss)	1.07	0.95	(2.98)	(0.04)	1.93	1.79
Total from investment operations	1.20	1.21	(2.73)	0.08	2.02	2.00
Less distributions from:
Net investment income	—	(0.18)	(0.27)	(0.18)	(0.06)	(0.19)
Net realized gains	—	—	(0.04)	(0.81)	(0.02)	—
Total distributions	—	(0.18)	(0.31)	(0.99)	(0.08)	(0.19)
Net asset value, end of period	$12.07	$10.87	$9.84	$12.88	$13.79	$11.85
Total Return (b)	11.04%	12.36%	–21.21%	0.63%	17.10%	19.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$274	$258	$93	$979	$876	$1,162
Ratios to average net assets (c):
Net expenses	1.17%	1.15%	1.16%	1.25%	1.35%	1.38%
Gross expenses	2.36%	2.93%	3.20%	1.75%	2.68%	4.32%
Net investment income (loss)	2.26%	2.60%	2.11%	0.80%	0.76%	1.87%
Portfolio turnover rate	45%	61%	122%	88%	91%	59%

The accompanying notes are an integral part of these financial statements.

176   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	For the Period 2/22/23* to
throughout each period	6/30/24†	12/31/23
R6 Shares
Net asset value, beginning of period	$10.87	$10.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.20
Net realized and unrealized gain (loss)	1.07	0.61
Total from investment operations	1.23	0.81
Less distributions from:
Net investment income	—	(0.21)
Total distributions	—	(0.21)
Net asset value, end of period	$12.10	$10.87
Total Return (b)	11.32%	7.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$390	$152
Ratios to average net assets (c):
Net expenses	0.87%	0.85%
Gross expenses	2.19%	6.22%
Net investment income (loss)	2.76%	2.25%
Portfolio turnover rate	45%	61%

†	Unaudited
*	The inception date for the R6 Shares was February 22, 2023
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   177

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$17.17	$14.57	$18.12	$18.03	$18.48	$16.06
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.39	0.67	0.80	0.56	0.37	0.42
Net realized and unrealized gain (loss)	1.03	2.58	(3.49)	0.42	(0.44)	2.45
Total from investment operations	1.42	3.25	(2.69)	0.98	(0.07)	2.87
Less distributions from:
Net investment income	—	(0.65)	(0.86)	(0.89)	(0.38)	(0.45)
Total distributions	—	(0.65)	(0.86)	(0.89)	(0.38)	(0.45)
Net asset value, end of period	$18.59	$17.17	$14.57	$18.12	$18.03	$18.48
Total Return (b)	8.27%	22.39%	–14.86%	5.44%	–0.10%	18.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,548,980	$2,393,341	$2,281,187	$3,271,175	$3,923,878	$6,645,429
Ratios to average net assets (c):
Net expenses	1.08%	1.08%	1.06%	1.07%	1.09%	1.08%
Gross expenses	1.08%	1.08%	1.06%	1.07%	1.09%	1.08%
Net investment income (loss)	4.44%	4.12%	4.92%	2.93%	2.36%	2.42%
Portfolio turnover rate	11%	26%	23%	34%	39%	20%

The accompanying notes are an integral part of these financial statements.

178   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Open Shares
Net asset value, beginning of period	$17.76	$15.06	$18.70	$18.58	$19.03	$16.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.38	0.64	0.78	0.53	0.34	0.39
Net realized and unrealized gain (loss)	1.07	2.66	(3.60)	0.43	(0.45)	2.52
Total from investment operations	1.45	3.30	(2.82)	0.96	(0.11)	2.91
Less distributions from:
Net investment income	—	(0.60)	(0.82)	(0.84)	(0.34)	(0.41)
Total distributions	—	(0.60)	(0.82)	(0.84)	(0.34)	(0.41)
Net asset value, end of period	$19.21	$17.76	$15.06	$18.70	$18.58	$19.03
Total Return (b)	8.16%	22.03%	–15.09%	5.19%	–0.34%	17.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$287,140	$275,834	$251,237	$371,863	$421,990	$969,347
Ratios to average net assets (c):
Net expenses	1.33%	1.34%	1.32%	1.32%	1.34%	1.34%
Gross expenses	1.33%	1.34%	1.32%	1.32%	1.34%	1.34%
Net investment income (loss)	4.15%	3.86%	4.71%	2.68%	2.08%	2.19%
Portfolio turnover rate	11%	26%	23%	34%	39%	20%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   179

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout the period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
R6 Shares
Net asset value, beginning of period	$17.18	$14.58	$18.13	$18.04	$18.47	$16.06
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.39	0.60	0.78	0.54	0.40	0.40
Net realized and unrealized gain (loss)	1.03	2.65	(3.47)	0.44	(0.45)	2.46
Total from investment operations	1.42	3.25	(2.69)	0.98	(0.05)	2.86
Less distributions from:
Net investment income	—	(0.65)	(0.86)	(0.89)	(0.38)	(0.45)
Total distributions	—	(0.65)	(0.86)	(0.89)	(0.38)	(0.45)
Net asset value, end of period	$18.60	$17.18	$14.58	$18.13	$18.04	$18.47
Total Return (b)	8.27%	22.37%	–14.86%	5.44%	0.01%	17.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,701	$27,276	$8,004	$9,880	$23,631	$184,337
Ratios to average net assets (c):
Net expenses	1.08%	1.08%	1.06%	1.06%	1.08%	1.08%
Gross expenses	1.08%	1.12%	1.10%	1.08%	1.09%	1.08%
Net investment income (loss)	4.47%	3.68%	4.83%	2.83%	2.52%	2.30%
Portfolio turnover rate	11%	26%	23%	34%	39%	20%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

180   Semi-Annual Financial Statements

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$9.89	$9.06	$10.78	$10.17	$10.17	$8.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.18	0.14	0.15	0.10	0.19
Net realized and unrealized gain (loss)	(0.60)	1.51	(0.70)	2.14	0.02	1.73
Total from investment operations	(0.44)	1.69	(0.56)	2.29	0.12	1.92
Less distributions from:
Net investment income	—	(0.24)	(0.10)	(0.15)	(0.07)	(0.15)
Net realized gains	—	(0.62)	(1.06)	(1.53)	(0.05)	(0.44)
Total distributions	—	(0.86)	(1.16)	(1.68)	(0.12)	(0.59)
Net asset value, end of period	$9.45	$9.89	$9.06	$10.78	$10.17	$10.17
Total Return (b)	–4.45%	18.70%	–5.21%	22.76%	1.15%	21.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$174,131	$118,676	$159,864	$105,429	$91,720	$39,878
Ratios to average net assets (c):
Net expenses	0.93%	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	0.93%	0.96%	0.98%	0.98%	1.11%	1.36%
Net investment income (loss)	3.39%	1.80%	1.35%	1.29%	1.09%	1.95%
Portfolio turnover rate	50%	81%	115%	73%	79%	95%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   181

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Open Shares
Net asset value, beginning of period	$9.88	$9.05	$10.77	$10.17	$10.17	$8.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.16	0.12	0.12	0.09	0.16
Net realized and unrealized gain (loss)	(0.57)	1.51	(0.70)	2.13	— (d)	1.73
Total from investment operations	(0.44)	1.67	(0.58)	2.25	0.09	1.89
Less distributions from:
Net investment income	—	(0.22)	(0.08)	(0.12)	(0.04)	(0.12)
Net realized gains	—	(0.62)	(1.06)	(1.53)	(0.05)	(0.44)
Total distributions	—	(0.84)	(1.14)	(1.65)	(0.09)	(0.56)
Net asset value, end of period	$9.44	$9.88	$9.05	$10.77	$10.17	$10.17
Total Return (b)	–4.45%	18.42%	–5.45%	22.36%	0.90%	21.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$151	$177	$190	$93	$129	$312
Ratios to average net assets (c):
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.18%
Gross expenses	3.34%	2.72%	4.13%	4.45%	3.64%	5.78%
Net investment income (loss)	2.73%	1.60%	1.17%	1.05%	1.00%	1.64%
Portfolio turnover rate	50%	81%	115%	73%	79%	95%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

182   Semi-Annual Financial Statements

LAZARD GLOBAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/24†		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$17.65		$15.37	$18.77	$16.32	$14.56	$11.72
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	*	0.13 *	0.09	0.09	0.07	0.11
Net realized and unrealized gain (loss)	1.31		2.49	(3.33)	3.11	2.24	2.84
Total from investment operations	1.39		2.62	(3.24)	3.20	2.31	2.95
Less distributions from:
Net investment income	—		(0.14)	(0.09)	(0.09)	(0.05)	(0.10)
Net realized gains	—		(0.20)	(0.07)	(0.66)	(0.50)	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	—		(0.34)	(0.16)	(0.75)	(0.55)	(0.11)
Net asset value, end of period	$19.04		$17.65	$15.37	$18.77	$16.32	$14.56
Total Return (b)	7.88	%*	17.05%*	–17.28%	19.75%	15.97%	25.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$101,179		$96,716	$91,303	$109,943	$92,418	$82,057
Ratios to average net assets (c):
Net expenses	0.86%		0.88%	0.88%	0.84%	0.90%	1.01%
Gross expenses	0.86%		0.88%	0.88%	0.84%	0.95%	1.08%
Net investment income (loss)	0.84	%*	0.79%*	0.58%	0.50%	0.46%	0.85%
Portfolio turnover rate	12%		5%	19%	22%	90%	25%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   183

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/24†		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Open Shares
Net asset value, beginning of period	$17.66		$15.38	$18.78	$16.33	$14.57	$11.73
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	*	0.09 *	0.05	0.03	0.05	0.08
Net realized and unrealized gain (loss)	1.31		2.48	(3.33)	3.11	2.22	2.83
Total from investment operations	1.36		2.57	(3.28)	3.14	2.27	2.91
Less distributions from:
Net investment income	—		(0.09)	(0.05)	(0.03)	(0.01)	(0.07)
Net realized gains	—		(0.20)	(0.07)	(0.66)	(0.50)	—
Total distributions	—		(0.29)	(0.12)	(0.69)	(0.51)	(0.07)
Net asset value, end of period	$19.02		$17.66	$15.38	$18.78	$16.33	$14.57
Total Return (b)	7.70	%*	16.73%*	–17.50%	19.37%	15.67%	24.82%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$653		$1,183	$1,254	$1,543	$1,158	$933
Ratios to average net assets (c):
Net expenses	1.15%		1.15%	1.15%	1.15%	1.15%	1.30%
Gross expenses	1.82%		1.57%	1.49%	1.40%	1.74%	2.36%
Net investment income (loss)	0.50	%*	0.52%*	0.30%	0.18%	0.35%	0.56%
Portfolio turnover rate	12%		5%	19%	22%	90%	25%

†	Unaudited
*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2024 and year ended December 31, 2023 respectively. There was a 0.02% and 0.03% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2024 and year ended December 31, 2023 respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

184   Semi-Annual Financial Statements

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$15.28	$14.20	$16.50	$14.65	$15.78	$13.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.35	0.44 *	0.41 *	0.61 *	0.27	0.40
Net realized and unrealized gain (loss)	(0.48)	1.09	(0.60)	2.27	(1.02)	2.57
Total from investment operations	(0.13)	1.53	(0.19)	2.88	(0.75)	2.97
Less distributions from:
Net investment income	(0.17)	(0.45)	(0.84)	(0.72)	(0.04)	(0.70)
Net realized gains	—	—	(1.27)	(0.31)	(0.27)	—
Return of capital	—	—	—	—	(0.07)	—
Total distributions	(0.17)	(0.45)	(2.11)	(1.03)	(0.38)	(0.70)
Net asset value, end of period	$14.98	$15.28	$14.20	$16.50	$14.65	$15.78
Total Return (b)	–0.85%	10.89%*	–1.30%*	19.87%*	–4.48%	22.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,108,513	$8,390,489	$7,789,195	$7,308,516	$7,289,680	$7,277,512
Ratios to average net assets (c):
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.95%
Gross expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.95%
Net investment income (loss)	4.59%	2.98%*	2.54%*	3.86%*	1.87%	2.63%
Portfolio turnover rate	21%	25%	39%	28%	42%	33%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   185

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Open Shares
Net asset value, beginning of period	$15.29	$14.21	$16.51	$14.66	$15.79	$13.52
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33	0.40 *	0.37 *	0.55 *	0.23	0.36
Net realized and unrealized gain (loss)	(0.48)	1.09	(0.61)	2.29	(1.01)	2.57
Total from investment operations	(0.15)	1.49	(0.24)	2.84	(0.78)	2.93
Less distributions from:
Net investment income	(0.15)	(0.41)	(0.79)	(0.68)	(0.03)	(0.66)
Net realized gains	—	—	(1.27)	(0.31)	(0.25)	—
Return of capital	—	—	—	—	(0.07)	—
Total distributions	(0.15)	(0.41)	(2.06)	(0.99)	(0.35)	(0.66)
Net asset value, end of period	$14.99	$15.29	$14.21	$16.51	$14.66	$15.79
Total Return (b)	–0.98%	10.60%*	–1.55%*	19.56%*	–4.68%	21.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$267,188	$284,468	$336,227	$300,372	$307,757	$448,387
Ratios to average net assets (c):
Net expenses	1.21%	1.22%	1.21%	1.21%	1.21%	1.20%
Gross expenses	1.21%	1.22%	1.21%	1.21%	1.21%	1.20%
Net investment income (loss)	4.32%	2.73%*	2.31%*	3.50%*	1.57%	2.39%
Portfolio turnover rate	21%	25%	39%	28%	42%	33%

†	Unaudited
*	Includes $0.00, $0.00 and $0.04 of refunds received as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.00%, 0.00% and 0.29% impact on the total return of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.01%, 0.03% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Return for a period of less than one year is not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

186   Semi-Annual Financial Statements

LAZARD INTERNATIONAL EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$11.12	$9.34	$11.19	$10.32	$9.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.26	0.29	0.29	0.20
Net realized and unrealized gain (loss)	1.03	1.59	(1.79)	1.15	0.33
Total from investment operations	1.20	1.85	(1.50)	1.44	0.53
Less distributions from:
Net investment income	—	(0.07)	(0.30)	(0.29)	(0.20)
Net realized gains	—	—	(0.05)	(0.28)	—
Total distributions	—	(0.07)	(0.35)	(0.57)	(0.20)
Net asset value, end of period	$12.32	$11.12	$9.34	$11.19	$10.32
Total Return (b)	10.79%	19.82%	–13.45%	13.94%	5.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,803	$3,076	$2,444	$2,855	$2,472
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.85%	0.90%	0.90%
Gross expenses	1.75%	5.66%	7.06%	5.81%	8.57%
Net investment income (loss)	2.85%	2.50%	3.01%	2.54%	2.24%
Portfolio turnover rate	44%	88%	85%	99%	109%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   187

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$11.12	$9.34	$11.20	$10.32	$9.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.22	0.27	0.26	0.18
Net realized and unrealized gain (loss)	1.05	1.60	(1.81)	1.16	0.33
Total from investment operations	1.20	1.82	(1.54)	1.42	0.51
Less distributions from:
Net investment income	—	(0.04)	(0.27)	(0.26)	(0.18)
Net realized gains	—	—	(0.05)	(0.28)	—
Total distributions	—	(0.04)	(0.32)	(0.54)	(0.18)
Net asset value, end of period	$12.32	$11.12	$9.34	$11.20	$10.32
Total Return (b)	10.79%	19.52%	–13.75%	13.75%	5.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,398	$16,345	$117	$135	$119
Ratios to average net assets (c):
Net expenses	1.05%	1.05%	1.10%	1.15%	1.15%
Gross expenses	1.88%	5.73%	10.77%	9.38%	12.55%
Net investment income (loss)	2.51%	2.19%	2.76%	2.29%	1.99%
Portfolio turnover rate	44%	88%	85%	99%	109%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

188   Semi-Annual Financial Statements

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$16.16	$14.41	$17.98	$20.02	$18.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.33 *	0.29 *	0.67 *	0.21
Net realized and unrealized gain (loss)	0.67	2.03	(2.96)	0.49	1.41
Total from investment operations	0.87	2.36	(2.67)	1.16	1.62
Less distributions from:
Net investment income	—	(0.44)	(0.26)	(1.07)	(0.21)
Net realized gains	—	(0.17)	(0.64)	(2.13)	—
Total distributions	—	(0.61)	(0.90)	(3.20)	(0.21)
Net asset value, end of period	$17.03	$16.16	$14.41	$17.98	$20.02
Total Return (b)	5.38%	16.43%*	–14.83%*	6.00%*	8.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$897,005	$1,014,462	$869,014	$1,567,011	$2,812,450
Ratios to average net assets (c):
Net expenses	0.85%	0.84%	0.83%	0.82%	0.82%
Gross expenses	0.85%	0.84%	0.83%	0.82%	0.82%
Net investment income (loss)	2.36%	2.08%*	1.89%*	3.21%*	1.21%
Portfolio turnover rate	23%	48%	31%	34%	38%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   189

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$16.41	$14.63	$18.24	$20.26	$18.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18	0.29 *	0.27 *	0.63 *	0.17
Net realized and unrealized gain (loss)	0.69	2.06	(3.01)	0.50	1.41
Total from investment operations	0.87	2.35	(2.74)	1.13	1.58
Less distributions from:
Net investment income	—	(0.40)	(0.23)	(1.02)	(0.16)
Net realized gains	—	(0.17)	(0.64)	(2.13)	—
Total distributions	—	(0.57)	(0.87)	(3.15)	(0.16)
Net asset value, end of period	$17.28	$16.41	$14.63	$18.24	$20.26
Total Return (b)	5.30%	16.11%*	–15.05%*	5.76%*	8.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,162	$56,809	$54,781	$93,296	$120,781
Ratios to average net assets (c):
Net expenses	1.11%	1.10%	1.09%	1.07%	1.08%
Gross expenses	1.11%	1.10%	1.09%	1.07%	1.08%
Net investment income (loss)	2.17%	1.80%*	1.70%*	2.98%*	0.97%
Portfolio turnover rate	23%	48%	31%	34%	38%

The accompanying notes are an integral part of these financial statements.

190   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding throughout the period	Six Months Ended 6/30/24†	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$16.13	$14.38	$17.95	$19.99	$18.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.34 *	0.31 *	0.67 *	0.21
Net realized and unrealized gain (loss)	0.67	2.03	(2.97)	0.50	1.41
Total from investment operations	0.87	2.37	(2.66)	1.17	1.62
Less distributions from:
Net investment income	—	(0.45)	(0.27)	(1.08)	(0.21)
Net realized gains	—	(0.17)	(0.64)	(2.13)	—
Total distributions	—	(0.62)	(0.91)	(3.21)	(0.21)
Net asset value, end of period	$17.00	$16.13	$14.38	$17.95	$19.99
Total Return (b)	5.39%	16.50%*	–14.82%*	6.03%*	8.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$72,354	$73,535	$63,434	$116,187	$129,419
Ratios to average net assets (c):
Net expenses	0.82%	0.81%	0.80%	0.80%	0.81%
Gross expenses	0.85%	0.85%	0.83%	0.82%	0.83%
Net investment income (loss)	2.44%	2.15%*	2.02%*	3.20%*	1.21%
Portfolio turnover rate	23%	48%	31%	34%	38%

†	Unaudited
*	Includes $0.02, $0.02 and $0.07 of refunds received as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.14%, 0.12% and 0.42% impact to the Institutional and R6 Share Class and a 0.15%, 0.12% and 0.40% impact to the Open Class on the total return of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.12%, 0.15% and 0.31% impact on the net investment income (loss) ratio of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   191

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†		Year Ended
			12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$10.50		$9.52	$11.51	$11.53	$10.75
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	*	0.17 *	0.16 *	0.31	0.11
Net realized and unrealized gain (loss)	0.39		0.97	(1.94)	0.06	0.78
Total from investment operations	0.51		1.14	(1.78)	0.37	0.89
Less distributions from:
Net investment income	—		(0.16)	(0.17)	(0.32)	(0.11)
Net realized gains	—		—	(0.04)	(0.07)	—
Total distributions	—		(0.16)	(0.21)	(0.39)	(0.11)
Net asset value, end of period	$11.01		$10.50	$9.52	$11.51	$11.53
Total Return (b)	4.86	%*	11.94%*	–15.46%*	3.24%	8.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,245		$50,570	$51,643	$78,782	$92,121
Ratios to average net assets (c):
Net expenses	0.96%		0.90%	0.90%	0.87%	0.90%
Gross expenses	1.09%		1.01%	0.96%	0.87%	0.95%
Net investment income (loss)	2.24	%*	1.64%*	1.56%*	2.60%	1.10%
Portfolio turnover rate	19%		32%	41%	35%	34%

The accompanying notes are an integral part of these financial statements.

192   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†		Year Ended
			12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$10.56		$9.57	$11.57	$11.58	$10.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	*	0.14 *	0.13 *	0.24	0.08
Net realized and unrealized gain (loss)	0.38		0.98	(1.94)	0.11	0.78
Total from investment operations	0.49		1.12	(1.81)	0.35	0.86
Less distributions from:
Net investment income	—		(0.13)	(0.15)	(0.29)	(0.08)
Net realized gains	—		—	(0.04)	(0.07)	—
Total distributions	—		(0.13)	(0.19)	(0.36)	(0.08)
Net asset value, end of period	$11.05		$10.56	$9.57	$11.57	$11.58
Total Return (b)	4.64	%*	11.71%*	–15.68%*	3.03%	8.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,727		$2,874	$2,910	$4,166	$2,868
Ratios to average net assets (c):
Net expenses	1.21%		1.15%	1.15%	1.15%	1.15%
Gross expenses	1.52%		1.44%	1.35%	1.26%	1.38%
Net investment income (loss)	1.99	%*	1.39%*	1.30%*	2.03%	0.80%
Portfolio turnover rate	19%		32%	41%	35%	34%

†	Unaudited
*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2024 and year ended December 31, 2023 and December 31, 2022, respectively. There was a 0.01%, 0.04% and 0.02% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2024 and year ended December 31, 2023 and December 31, 2022, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   193

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.55	$13.28	$16.80	$15.59	$12.69
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.13 *	0.10	0.07	0.03
Net realized and unrealized gain (loss)	0.55	2.24	(3.47)	1.48	3.01
Total from investment operations	0.64	2.37	(3.37)	1.55	3.04
Less distributions from:
Net investment income	—	(0.10)	(0.09)	(0.03)	(0.01)
Net realized gains	—	—	(0.06)	(0.31)	(0.13)
Total distributions	—	(0.10)	(0.15)	(0.34)	(0.14)
Net asset value, end of period	$16.19	$15.55	$13.28	$16.80	$15.59
Total Return (b)	4.12%	17.83%*	–20.10%	9.99%	23.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$268,829	$255,657	$110,723	$62,468	$10,473
Ratios to average net assets (c):
Net expenses	0.85%	0.86%	0.85%	0.85%	0.85%
Gross expenses	0.86%	0.90%	1.05%	1.24%	3.58%
Net investment income (loss)	1.15%	0.87%*	0.70%	0.44%	0.24%
Portfolio turnover rate	21%	10%	43%	7%	12%

The accompanying notes are an integral part of these financial statements.

194   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.46	$13.20	$16.70	$15.51	$12.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.10 *	0.06	0.03	(0.02)
Net realized and unrealized gain (loss)	0.54	2.22	(3.45)	1.47	3.01
Total from investment operations	0.61	2.32	(3.39)	1.50	2.99
Less distributions from:
Net investment income	—	(0.06)	(0.05)	—	—
Net realized gains	—	—	(0.06)	(0.31)	(0.13)
Total distributions	—	(0.06)	(0.11)	(0.31)	(0.13)
Net asset value, end of period	$16.07	$15.46	$13.20	$16.70	$15.51
Total Return (b)	3.95%	17.57%*	–20.31%	9.69%	23.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,902	$1,754	$372	$333	$291
Ratios to average net assets (c):
Net expenses	1.10%	1.11%	1.10%	1.10%	1.10%
Gross expenses	1.30%	1.43%	2.81%	2.76%	9.57%
Net investment income (loss)	0.91%	0.70%*	0.42%	0.18%	–0.15%
Portfolio turnover rate	21%	10%	43%	7%	12%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   195

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†	For the Period 2/22/23# to 12/31/23
R6 Shares
Net asset value, beginning of period	$15.55	$13.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.07 *
Net realized and unrealized gain (loss)	0.52	1.59
Total from investment operations	0.64	1.66
Less distributions from:
Net investment income	—	(0.10)
Total distributions	—	(0.10)
Net asset value, end of period	$16.19	$15.55
Total Return (b)	4.12%	11.90%*

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,672	$517
Ratios to average net assets (c):
Net expenses	0.80%	0.81%
Gross expenses	1.16%	16.17%
Net investment income (loss)	1.56%	0.54%*
Portfolio turnover rate	21%	10%

†	Unaudited
*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2023. There was less than 0.005% impact on the net investment income (loss) ratio of the Portfolio. Refer to Note 2(b) in the Notes to Financial Statements for further information.
#	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

196   Semi-Annual Financial Statements

LAZARD INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$8.40	$7.69	$10.99	$13.50	$12.19
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10 *	0.16 *	0.14	0.20 *	0.06
Net realized and unrealized gain (loss)	(0.33)	0.72	(3.02)	1.33	1.53
Total from investment operations	(0.23)	0.88	(2.88)	1.53	1.59
Less distributions from:
Net investment income	—	(0.17)	(0.05)	(0.56)	(0.28)
Net realized gains	—	—	(0.37)	(3.48)	—
Total distributions	—	(0.17)	(0.42)	(4.04)	(0.28)
Net asset value, end of period	$8.17	$8.40	$7.69	$10.99	$13.50
Total Return (b)	–2.74%*	11.55%*	–26.32%	11.83%*	13.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,014	$4,811	$6,940	$14,542	$29,374
Ratios to average net assets (c):
Net expenses	1.03%	1.09%	1.14%	1.12%	1.15%
Gross expenses	2.26%	2.14%	1.72%	1.24%	1.29%
Net investment income (loss)	2.36%*	1.96%*	1.65%	1.34%*	0.57%
Portfolio turnover rate	43%	45%	44%	47%	50%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   197

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$8.43	$7.72	$11.03	$13.50	$12.19
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09 *	0.14 *	0.14	0.15 *	0.04
Net realized and unrealized gain (loss)	(0.33)	0.72	(3.05)	1.35	1.52
Total from investment operations	(0.24)	0.86	(2.91)	1.50	1.56
Less distributions from:
Net investment income	—	(0.15)	(0.03)	(0.49)	(0.25)
Net realized gains	—	—	(0.37)	(3.48)	—
Total distributions	—	(0.15)	(0.40)	(3.97)	(0.25)
Net asset value, end of period	$8.19	$8.43	$7.72	$11.03	$13.50
Total Return (b)	–2.85%*	11.24%*	–26.49%	11.61%*	13.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,656	$7,241	$7,692	$11,969	$12,581
Ratios to average net assets (c):
Net expenses	1.28%	1.33%	1.39%	1.37%	1.40%
Gross expenses	2.44%	2.35%	1.97%	1.51%	1.56%
Net investment income (loss)	2.13%*	1.78%*	1.58%	1.05%*	0.33%
Portfolio turnover rate	43%	45%	44%	47%	50%

†	Unaudited
*	Includes $0.00, $0.03 and $0.03 of refunds received as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2024 and year ended December 31, 2023 and December 31, 2021, respectively. There was a 0.00% impact to both the Institutional and Open class, 0.39% impact to the Institutional and 0.40% impact to the Open class and 0.31% impact to both the Institutional and Open class on the total return of the Portfolio for the period ended June 30, 2024 and year ended December 31, 2023 and December 31, 2021, respectively. There was a 0.03%, 0.34% and 0.17% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2024 and year ended December 31, 2023 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

198   Semi-Annual Financial Statements

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.48	$13.42	$16.37	$16.83	$15.38
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.21 *	0.22 *	0.56 *	0.17
Net realized and unrealized gain (loss)	0.22	2.08	(2.98)	0.42	1.45
Total from investment operations	0.37	2.29	(2.76)	0.98	1.62
Less distributions from:
Net investment income	—	(0.23)	(0.19)	(0.62)	(0.17)
Net realized gains	—	—	—	(0.51)	—
Return of capital	—	—	—	(0.31)	—
Total distributions	—	(0.23)	(0.19)	(1.44)	(0.17)
Net asset value, end of period	$15.85	$15.48	$13.42	$16.37	$16.83
Total Return (b)	2.39%	17.06%*	–16.88%*	5.99%*	10.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,419,338	$3,950,193	$4,180,622	$5,713,405	$5,270,611
Ratios to average net assets (c):
Net expenses	0.82%	0.82%	0.81%	0.80%	0.81%
Gross expenses	0.82%	0.82%	0.81%	0.80%	0.81%
Net investment income (loss)	1.89%	1.45%*	1.56%*	3.15%	1.18%
Portfolio turnover rate	30%	43%	33%	31%	37%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   199

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.63	$13.56	$16.53	$16.99	$15.52
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.17 *	0.18 *	0.52 *	0.14
Net realized and unrealized gain (loss)	0.24	2.09	(3.00)	0.42	1.46
Total from investment operations	0.36	2.26	(2.82)	0.94	1.60
Less distributions from:
Net investment income	—	(0.19)	(0.15)	(0.60)	(0.13)
Net realized gains	—	—	—	(0.51)	—
Return of capital	—	—	—	(0.29)	—
Total distributions	—	(0.19)	(0.15)	(1.40)	(0.13)
Net asset value, end of period	$15.99	$15.63	$13.56	$16.53	$16.99
Total Return (b)	2.30%	16.66%*	–17.04%*	5.67%*	10.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$229,083	$310,809	$308,243	$460,862	$535,285
Ratios to average net assets (c):
Net expenses	1.08%	1.08%	1.07%	1.06%	1.06%
Gross expenses	1.08%	1.08%	1.07%	1.06%	1.06%
Net investment income (loss)	1.50%	1.19%*	1.27%*	2.88%*	0.94%
Portfolio turnover rate	30%	43%	33%	31%	37%

The accompanying notes are an integral part of these financial statements.

200   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout the period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$15.49	$13.43	$16.38	$16.85	$15.39
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.21 *	0.22 *	0.56 *	0.17
Net realized and unrealized gain (loss)	0.22	2.08	(2.98)	0.41	1.46
Total from investment operations	0.37	2.29	(2.76)	0.97	1.63
Less distributions from:
Net investment income	—	(0.23)	(0.19)	(0.62)	(0.17)
Net realized gains	—	—	—	(0.51)	—
Return of capital	—	—	—	(0.31)	—
Total distributions	—	(0.23)	(0.19)	(1.44)	(0.17)
Net asset value, end of period	$15.86	$15.49	$13.43	$16.38	$16.85
Total Return (b)	2.39%	17.04%*	–16.87%*	5.93%*	10.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,827	$76,966	$96,524	$124,625	$118,678
Ratios to average net assets (c):
Net expenses	0.82%	0.82%	0.81%	0.80%	0.81%
Gross expenses	0.83%	0.83%	0.82%	0.81%	0.82%
Net investment income (loss)	1.90%	1.47%*	1.54%*	3.16%*	1.16%
Portfolio turnover rate	30%	43%	33%	31%	37%

†	Unaudited
*	Includes $0.01, $0.01 and $0.06 of refunds received as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.08%, 0.06% and 0.39% impact to the Institutional and R6 Share Class and a 0.08%, 0.06% and 0.38% impact to the Open Class on the total return of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.06%, 0.10% and 0.33% impact on the net investment income (loss) ratio of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   201

LAZARD MANAGED EQUITY VOLATILITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$12.34	$11.93	$13.17	$11.78	$12.66
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.24 *	0.22	0.21	0.21
Net realized and unrealized gain (loss)	0.47	0.66	(1.10)	2.01	(0.87)
Total from investment operations	0.60	0.90	(0.88)	2.22	(0.66)
Less distributions from:
Net investment income	—	(0.35)	(0.21)	(0.39)	(0.09)
Net realized gains	—	(0.14)	(0.15)	(0.44)	(0.13)
Total distributions	—	(0.49)	(0.36)	(0.83)	(0.22)
Net asset value, end of period	$12.94	$12.34	$11.93	$13.17	$11.78
Total Return (b)	4.86%	7.65%*	–6.72%	19.00%	–5.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,366	$17,894	$28,712	$31,040	$25,737
Ratios to average net assets (c):
Net expenses	0.76%	0.76%	0.75%	0.75%	0.75%
Gross expenses	1.76%	1.37%	1.25%	1.20%	1.23%
Net investment income (loss)	2.02%	1.96%*	1.79%	1.62%	1.83%
Portfolio turnover rate	57%	83%	97%	110%	138%

The accompanying notes are an integral part of these financial statements.

202   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$12.33	$11.92	$13.16	$11.78	$12.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.20 *	0.19	0.18	0.19
Net realized and unrealized gain (loss)	0.46	0.67	(1.10)	2.00	(0.87)
Total from investment operations	0.58	0.87	(0.91)	2.18	(0.68)
Less distributions from:
Net investment income	—	(0.32)	(0.18)	(0.36)	(0.06)
Net realized gains	—	(0.14)	(0.15)	(0.44)	(0.13)
Total distributions	—	(0.46)	(0.33)	(0.80)	(0.19)
Net asset value, end of period	$12.91	$12.33	$11.92	$13.16	$11.78
Total Return (b)	4.70%	7.39%*	–6.96%	18.62%	–5.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7	$87	$81	$87	$76
Ratios to average net assets (c):
Net expenses	1.01%	1.01%	1.00%	1.00%	1.00%
Gross expenses	9.40%	7.84%	6.80%	6.85%	4.39%
Net investment income (loss)	1.81%	1.67%*	1.55%	1.39%	1.63%
Portfolio turnover rate	57%	83%	97%	110%	138%

†	Unaudited
*	There was less than $0.01 impact on the Net investment income per share, net investment income (loss) ratio & no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2023. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   203

LAZARD US EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$8.54	$14.88	$19.70	$18.05	$16.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.09	0.10	0.08	0.12
Net realized and unrealized gain (loss)	0.23	2.16	(3.98)	4.55	1.39
Total from investment operations	0.25	2.25	(3.88)	4.63	1.51
Less distributions from:
Net investment income	—	(0.19)	(0.10)	(0.08)	(0.11)
Net realized gains	—	(8.40)	(0.84)	(2.90)	(0.19)
Total distributions	—	(8.59)	(0.94)	(2.98)	(0.30)
Net asset value, end of period	$8.79	$8.54	$14.88	$19.70	$18.05
Total Return (b)	2.93%	16.30%	–19.89%	26.02%	8.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$76,857	$181,667	$1,193,492	$1,943,232	$1,936,367
Ratios to average net assets (c):
Net expenses	0.94%	0.81%	0.78%	0.76%	0.76%
Gross expenses	1.02%	0.81%	0.78%	0.76%	0.76%
Net investment income (loss)	0.51%	0.55%	0.58%	0.38%	0.72%
Portfolio turnover rate	67%	81%	69%	32%	43%

The accompanying notes are an integral part of these financial statements.

204   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$8.71	$15.03	$19.88	$18.19	$16.98
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.08	0.05	0.03	0.08
Net realized and unrealized gain (loss)	0.22	2.14	(4.01)	4.58	1.38
Total from investment operations	0.24	2.22	(3.96)	4.61	1.46
Less distributions from:
Net investment income	—	(0.14)	(0.05)	(0.02)	(0.06)
Net realized gains	—	(8.40)	(0.84)	(2.90)	(0.19)
Total distributions	—	(8.54)	(0.89)	(2.92)	(0.25)
Net asset value, end of period	$8.95	$8.71	$15.03	$19.88	$18.19
Total Return (b)	2.76%	16.02%	–20.07%	25.72%	8.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,925	$21,231	$24,268	$35,649	$34,358
Ratios to average net assets (c):
Net expenses	1.19%	1.08%	1.04%	1.02%	1.02%
Gross expenses	1.27%	1.08%	1.04%	1.02%	1.02%
Net investment income (loss)	0.36%	0.51%	0.31%	0.13%	0.47%
Portfolio turnover rate	67%	81%	69%	32%	43%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   205

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$8.65	$14.93	$19.76	$18.09	$16.89
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.04	0.10	0.08	0.12
Net realized and unrealized gain (loss)	0.36	2.27	(3.99)	4.56	1.38
Total from investment operations	0.39	2.31	(3.89)	4.64	1.50
Less distributions from:
Net investment income	—	(0.19)	(0.10)	(0.07)	(0.11)
Net realized gains	—	(8.40)	(0.84)	(2.90)	(0.19)
Total distributions	—	(8.59)	(0.94)	(2.97)	(0.30)
Net asset value, end of period	$9.04	$8.65	$14.93	$19.76	$18.09
Total Return (b)	4.51%	16.73%	–19.89%	26.06%	8.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$24	$2,186	$2,720	$2,177
Ratios to average net assets (c):
Net expenses	0.91%	0.79%	0.78%	0.76%	0.76%
Gross expenses	0.98%	1.02%	0.94%	0.87%	0.92%
Net investment income (loss)	0.68%	0.25%	0.59%	0.40%	0.73%
Portfolio turnover rate	67%	81%	69%	32%	43%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

206   Semi-Annual Financial Statements

LAZARD US EQUITY FOCUS PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.39	$12.99	$16.07	$13.37	$12.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.13	0.10	0.08	0.11
Net realized and unrealized gain (loss)	1.38	2.43	(2.82)	3.54	1.94
Total from investment operations	1.45	2.56	(2.72)	3.62	2.05
Less distributions from:
Net investment income	—	(0.13)	(0.10)	(0.05)	(0.10)
Net realized gains	—	(0.03)	(0.26)	(0.87)	(0.61)
Total distributions	—	(0.16)	(0.36)	(0.92)	(0.71)
Net asset value, end of period	$16.84	$15.39	$12.99	$16.07	$13.37
Total Return (b)	9.42%	19.77%	–16.94%	27.36%	17.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,904	$43,673	$38,037	$42,755	$31,075
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.77%	0.80%	0.81%	0.76%	1.26%
Net investment income (loss)	0.83%	0.93%	0.72%	0.54%	0.91%
Portfolio turnover rate	13%	38%	29%	27%	54%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   207

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.48	$13.06	$16.16	$13.45	$12.09
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.10	0.07	0.04	0.08
Net realized and unrealized gain (loss)	1.39	2.44	(2.84)	3.55	1.96
Total from investment operations	1.44	2.54	(2.77)	3.59	2.04
Less distributions from:
Net investment income	—	(0.09)	(0.07)	(0.01)	(0.07)
Net realized gains	—	(0.03)	(0.26)	(0.87)	(0.61)
Total distributions	—	(0.12)	(0.33)	(0.88)	(0.68)
Net asset value, end of period	$16.92	$15.48	$13.06	$16.16	$13.45
Total Return (b)	9.30%	19.53%	–17.18%	26.96%	17.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,170	$1,170	$1,160	$1,569	$1,285
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.33%	1.38%	1.31%	1.22%	1.79%
Net investment income (loss)	0.58%	0.68%	0.46%	0.29%	0.67%
Portfolio turnover rate	13%	38%	29%	27%	54%

The accompanying notes are an integral part of these financial statements.

208   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$15.39	$12.99	$16.08	$13.38	$12.04
Income (Loss) from investment operations:
Net investment income (loss)	0.07	0.13	0.10	0.08	0.11
Net realized and unrealized gain (loss)	1.39	2.43	(2.83)	3.54	1.94
Total from investment operations	1.46	2.56	(2.73)	3.62	2.05
Less distributions from:
Net investment income	—	(0.13)	(0.10)	(0.05)	(0.10)
Net realized gains	—	(0.03)	(0.26)	(0.87)	(0.61)
Total distributions	—	(0.16)	(0.36)	(0.92)	(0.71)
Net asset value, end of period	$16.85	$15.39	$12.99	$16.08	$13.38
Total Return (b)	9.49%	19.77%	–17.00%	27.34%	17.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,335	$47,011	$34,244	$36,066	$20,747
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.77%	0.80%	0.81%	0.76%	1.27%
Net investment income (loss)	0.83%	0.93%	0.72%	0.52%	0.91%
Portfolio turnover rate	13%	38%	29%	27%	54%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   209

LAZARD US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$12.42	$12.21	$14.97	$14.42	$13.64
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.01	— (b)	0.01	0.04
Net realized and unrealized gain (loss)	0.40	1.19	(2.24)	2.81	0.82
Total from investment operations	0.39	1.20	(2.24)	2.82	0.86
Less distributions from:
Net investment income	—	—	—	(0.03)	(0.02)
Net realized gains	—	(0.99)	(0.52)	(2.24)	(0.06)
Total distributions	—	(0.99)	(0.52)	(2.27)	(0.08)
Net asset value, end of period	$12.81	$12.42	$12.21	$14.97	$14.42
Total Return (c)	3.14%	10.07%	–15.23%	19.91%	6.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,353	$32,004	$34,882	$94,517	$91,984
Ratios to average net assets:
Net expenses	1.00%	1.03%	1.03%	0.94%	0.98%
Gross expenses	1.26%	1.25%	1.05%	0.94%	0.98%
Net investment income (loss)	–0.12%	0.05%	–0.03%	0.05%	0.31%
Portfolio turnover rate	49%	53%	35%	66%	80%

The accompanying notes are an integral part of these financial statements.

210   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$11.04	$10.98	$13.56	$13.25	$12.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.02)	(0.02)	(0.03)	(0.04)	—	(b)
Net realized and unrealized gain (loss)	0.35	1.07	(2.03)	2.59	0.75
Total from investment operations	0.33	1.05	(2.06)	2.55	0.75
Less distributions from:
Net investment income	—	—	—	— (b)	(0.02)
Net realized gains	—	(0.99)	(0.52)	(2.24)	(0.06)
Total distributions	—	(0.99)	(0.52)	(2.24)	(0.08)
Net asset value, end of period	$11.37	$11.04	$10.98	$13.56	$13.25
Total Return (c)	2.99%	9.83%	–15.49%	19.59%	6.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,158	$7,371	$7,750	$10,798	$10,965
Ratios to average net assets:
Net expenses	1.25%	1.28%	1.31%	1.22%	1.28%
Gross expenses	1.59%	1.57%	1.36%	1.22%	1.28%
Net investment income (loss)	–0.38%	–0.20%	–0.27%	–0.24%	—	%(e)
Portfolio turnover rate	49%	53%	35%	66%	80%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   211

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 1/8/20* to
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$12.45	$12.25	$14.98	$14.42	$13.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	— (b)	0.02	(0.04)	0.01	0.04
Net realized and unrealized gain (loss)	0.40	1.17	(2.17)	2.82	0.84
Total from investment operations	0.40	1.19	(2.21)	2.83	0.88
Less distributions from:
Net investment income	—	—	—	(0.03)	(0.02)
Net realized gains	—	(0.99)	(0.52)	(2.24)	(0.06)
Total distributions	—	(0.99)	(0.52)	(2.27)	(0.08)
Net asset value, end of period	$12.85	$12.45	$12.25	$14.98	$14.42
Total Return (c)	3.21%	9.95%	–15.01%	19.95%	6.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$195	$39	$24	$718	$684
Ratios to average net assets (d):
Net expenses	0.94%	0.97%	1.03%	0.93%	0.96%
Gross expenses	1.15%	1.23%	1.51%	2.53%	1.65%
Net investment income (loss)	–0.06%	0.13%	–0.31%	0.05%	0.34%
Portfolio turnover rate	49%	53%	35%	66%	80%

†	Unaudited
*	The inception date for the R6 shares was January 8, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.
(e)	Amount is less than 0.005%

The accompanying notes are an integral part of these financial statements.

212   Semi-Annual Financial Statements

LAZARD US SUSTAINABLE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 6/30/20* to
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$14.08	$12.36	$15.41	$12.20	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.10	0.08	0.06	0.04
Net realized and unrealized gain (loss)	0.62	1.86	(2.86)	3.47	2.23
Total from investment operations	0.67	1.96	(2.78)	3.53	2.27
Less distributions from:
Net investment income	—	(0.14)	(0.08)	(0.08)	(0.04)
Net realized gains	—	(0.10)	(0.19)	(0.24)	(0.03)
Total distributions	—	(0.24)	(0.27)	(0.32)	(0.07)
Net asset value, end of period	$14.75	$14.08	$12.36	$15.41	$12.20
Total Return (b)	4.76%	15.88%	–18.07%	29.01%	22.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,162	$11,239	$12,222	$14,687	$11,490
Ratios to average net assets (c):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	2.07%	1.66%	1.84%	2.08%	2.49%
Net investment income (loss)	0.65%	0.79%	0.64%	0.43%	0.65%
Portfolio turnover rate	13%	34%	23%	8%	5%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   213

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 6/30/20* to
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$14.09	$12.37	$15.43	$12.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.07	0.05	0.02	0.02
Net realized and unrealized gain (loss)	0.63	1.85	(2.87)	3.48	2.23
Total from investment operations	0.66	1.92	(2.82)	3.50	2.25
Less distributions from:
Net investment income	—	(0.10)	(0.05)	(0.04)	(0.01)
Net realized gains	—	(0.10)	(0.19)	(0.24)	(0.03)
Total distributions	—	(0.20)	(0.24)	(0.28)	(0.04)
Net asset value, end of period	$14.75	$14.09	$12.37	$15.43	$12.21
Total Return (b)	4.68%	15.58%	–18.32%	28.75%	22.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$645	$590	$537	$655	$128
Ratios to average net assets (c):
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses	3.07%	2.80%	2.88%	3.15%	5.31%
Net investment income (loss)	0.40%	0.56%	0.39%	0.17%	0.43%
Portfolio turnover rate	13%	34%	23%	8%	5%

†	Unaudited
*	The Portfolio commenced operations on June 30, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

214   Semi-Annual Financial Statements

LAZARD US SYSTEMATIC SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 10/29/21* to
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$10.17	$8.52	$10.26	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.05	0.09	0.02
Net realized and unrealized gain (loss)	0.26	1.64	(1.77)	0.26
Total from investment operations	0.30	1.69	(1.68)	0.28
Less distributions from:
Net investment income	—	(0.04)	(0.06)	(0.02)
Total distributions	—	(0.04)	(0.06)	(0.02)
Net asset value, end of period	$10.47	$10.17	$8.52	$10.26
Total Return (b)	2.95%	19.80%	–16.33%	2.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,589	$39,779	$24,786	$3,983
Ratios to average net assets (c):
Net expenses	0.91%	0.90%	0.90%	0.90%
Gross expenses	1.21%	1.37%	2.67%	5.13%
Net investment income (loss)	0.72%	0.53%	1.00%	1.39%
Portfolio turnover rate	59%	110%	74%	22%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   215

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 10/29/21* to
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$10.20	$8.54	$10.28	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.02	0.06	0.02
Net realized and unrealized gain (loss)	0.26	1.65	(1.76)	0.26
Total from investment operations	0.28	1.67	(1.70)	0.28
Less distributions from:
Net investment income	—	(0.01)	(0.04)	—
Total distributions	—	(0.01)	(0.04)	—
Net asset value, end of period	$10.48	$10.20	$8.54	$10.28
Total Return (b)	2.75%	19.58%	–16.51%	2.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$144	$140	$102	$120
Ratios to average net assets (c):
Net expenses	1.16%	1.15%	1.15%	1.15%
Gross expenses	3.78%	4.59%	5.52%	13.16%
Net investment income (loss)	0.47%	0.25%	0.66%	1.14%
Portfolio turnover rate	59%	110%	74%	22%

The accompanying notes are an integral part of these financial statements.

216   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†	For the Period 2/22/23** to 12/31/23
R6 Shares
Net asset value, beginning of period	$10.17	$9.16
Income (Loss) from investment operations:
Net investment income (loss)	0.04	0.05
Net realized and unrealized gain (loss)	0.26	1.00
Total from investment operations	0.30	1.05
Less distributions from:
Net investment income	—	(0.04)
Total distributions	—	(0.04)
Net asset value, end of period	$10.47	$10.17
Total Return	2.95%	11.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$115	$111
Ratios to average net assets (c):
Net expenses	0.86%	0.85%
Gross expenses	4.10%	7.11%
Net investment income (loss)	0.77%	0.63%
Portfolio turnover rate	59%	110%

†	Unaudited
*	The Portfolio commenced operations on October 29, 2021.
**	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   217

The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2024 (N-CSR Item 7) (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2024, the Fund was comprised of twenty-five no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Developing Markets Equity Portfolio (“Developing Markets Equity”), Lazard Emerging Markets Core Equity Portfolio (“Emerging Markets Core Equity”), Lazard Emerging Markets Equity Advantage Portfolio (“Emerging Markets Equity Advantage”), Lazard Emerging Markets Equity Portfolio (“Emerging Markets Equity”), Lazard Equity Franchise Portfolio (“Equity Franchise”), Lazard Global Equity Select Portfolio (“Global Equity Select”), Lazard Global Listed Infrastructure Portfolio (“Global Listed Infrastructure”), Lazard International Equity Advantage Portfolio (“International Equity Advantage”), Lazard International Equity Portfolio (“International Equity”), Lazard International Equity Select Portfolio (“International Equity Select”), Lazard International Quality Growth Portfolio (“International Quality Growth”), Lazard International Small Cap Equity Portfolio (“International Small Cap Equity”), Lazard International Strategic Equity Portfolio (“International Strategic Equity”), Lazard Managed Equity Volatility Portfolio (“Managed Equity Volatility”), Lazard US Equity Concentrated Portfolio (“US Equity Concentrated”), Lazard US Equity Focus Portfolio (“US Equity Focus”), Lazard US Small Cap Equity Select Portfolio (“US Small Cap Equity Select”, which was formerly the Lazard US Small-Mid Cap Equity Portfolio), Lazard US Sustainable Equity Portfolio (“US Sustainable Equity”), and Lazard US Systematic Small Cap Equity Portfolio (“US Systematic Small Cap Equity”). The financial statements of the other six Portfolios are presented separately.

The Portfolios, other than Equity Franchise, US Equity Concentrated and US Equity Focus, are operated as “diversified” funds, as defined in the 1940 Act.

218   Semi-Annual Financial Statements

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Semi-Annual Financial Statements   219

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated the Investment Manager to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

220   Semi-Annual Financial Statements

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies,

Semi-Annual Financial Statements   221

currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2024, the Global Listed Infrastructure Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2023, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Developing Markets Equity	$(68,578,029)	$(54,943,989)
Emerging Markets Core Equity*	(23,616,840)	(51,909,049)
Emerging Markets Equity Advantage	(5,666,782)	(4,984,133)
Emerging Markets Equity	(215,667,495)	(792,171,106)
Global Listed Infrastructure	(169,781,834)	(166,378,697)
International Equity Advantage	(36,034)	—
International Equity Select	(2,151,617)	—
International Quality Growth	—	(3,118,404)
International Small Cap Equity	(1,519,692)	(490,523)
International Strategic Equity	(117,501,638)	—
US Systematic Small Cap Equity	(1,761,827)	—

*	At December 31, 2023, $10,554,900 of the unused short-term realized capital loss carryovers and $38,811,325 of the unused long-term realized capital loss carryovers, which were acquired from Lazard Emerging Markets Strategic Equity Portfolio on June 22, 2023, are subject to annual limitations on their use to offset realized capital gains.

222   Semi-Annual Financial Statements

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2023, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Developing Markets Equity	$68,490,388	$32,312,943	$8,545,521	$23,767,422
Emerging Markets Core Equity	93,024,326	32,212,872	9,242,157	22,970,715
Emerging Markets Equity Advantage	116,163,050	21,965,979	5,064,492	16,901,487
Emerging Markets Equity	2,481,547,320	657,828,330	280,211,727	377,616,603
Equity Franchise	182,863,528	5,310,029	14,903,210	(9,593,181)
Global Equity Select	64,801,290	39,491,538	2,864,352	36,627,186
Global Listed Infrastructure	8,160,532,456	899,503,169	723,140,805	176,362,364
International Equity Advantage	19,258,417	2,444,082	554,885	1,889,197
International Equity	821,788,299	235,378,323	48,053,532	187,324,791
International Equity Select	45,608,062	10,997,760	3,357,307	7,640,453
International Quality Growth	253,332,572	36,175,084	18,459,140	17,715,944
International Small Cap Equity	10,264,508	1,044,331	840,222	204,109
International Strategic Equity	3,005,468,819	862,470,764	158,865,259	703,605,505
Managed Equity Volatility	14,690,566	1,453,562	559,092	894,470
US Equity Concentrated	78,085,958	15,354,575	825,534	14,529,041
US Equity Focus	60,563,909	32,359,915	821,941	31,537,974

Semi-Annual Financial Statements   223

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

US Small Cap Equity Select	$31,656,567	$7,905,671	$2,017,771	$5,887,900
US Sustainable Equity	9,316,596	3,768,276	248,014	3,520,262
US Systematic Small Cap Equity	36,744,058	6,740,404	1,728,232	5,012,172

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that the Global Listed Infrastructure Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

The Emerging Markets Core Equity, Emerging Markets Equity Advantage, Emerging Markets Equity, Equity Franchise, International Equity, International Small Cap Equity, US Equity Concentrated and US Small Cap Equity Select Portfolios, intend, on their 2023 tax returns, to elect to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders

224   Semi-Annual Financial Statements

that represents the redeeming shareholders’ portion of the Portfolios’ undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolios would otherwise be required to distribute as dividends to shareholders in order for the Portfolios to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolios’ shares, the total return on a shareholder’s investment is not affected by the Portfolios’ use of equalization.

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency gains and losses, wash sales, merger activity, passive foreign investment companies, expiring capital loss carryovers, forward currency mark to market, net operating loss, certain expenses, foreign capital gains taxes, non-deductible organization expenses, REIT basis adjustments, distribution in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income, distributions redesignations, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

Semi-Annual Financial Statements   225

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(h) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(i) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects

226   Semi-Annual Financial Statements

only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Developing Markets Equity	1.00%
Emerging Markets Core Equity	1.00
Emerging Markets Equity Advantage	0.75
Emerging Markets Equity	1.00
Equity Franchise	0.80
Global Equity Select	0.65
Global Listed Infrastructure	0.90
International Equity Advantage	0.65
International Equity	0.75
International Equity Select	0.65
International Quality Growth	0.75
International Small Cap Equity	0.75
International Strategic Equity	0.75
Managed Equity Volatility	0.60
US Equity Concentrated (a)	0.65
US Equity Focus	0.55
US Small Cap Equity Select	0.75
US Sustainable Equity	0.60
US Systematic Small Cap Equity	0.70

a)	From January 1, 2024 to June 27, 2024, annual rate was 0.70%.

Semi-Annual Financial Statements   227

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2025 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares

Developing Markets Equity	1.10%	1.35%	N/A	%
Emerging Markets Core Equity	1.10	1.35	1.05
Emerging Markets Equity Advantage	0.90	1.15	0.85
Emerging Markets Equity (a)	1.15	1.40	1.10
Equity Franchise	0.95	1.20	N/A
Global Equity Select	0.90	1.15	N/A
Global Listed Infrastructure (b)	1.20	1.45	N/A
International Equity Advantage	0.80	1.05	N/A
International Equity	0.85	1.10	0.80
International Equity Select (c)	0.90	1.15	N/A
International Quality Growth (d)	0.85	1.10	0.80
International Small Cap Equity	1.03	1.28	N/A
International Strategic Equity (e)	1.00	1.25	0.95
Managed Equity Volatility	0.75	1.00	N/A
US Equity Concentrated (f)	0.85	1.10	0.80
US Equity Focus	0.70	0.95	0.70
US Small Cap Equity Select (g)	0.95	1.20	0.90
US Sustainable Equity	0.75	1.00	N/A
US Systematic Small Cap Equity	0.90	1.15	0.85

(a)	From January 1, 2024 to June 27, 2024, annual rates were 1.20%, 1.45% and 1.15.
(b)	This agreement will continue in effect until May 1, 2034.
(c)	This agreement will continue in effect until May 1, 2025, and from May 1, 2025 until May 1, 2034 at levels of 1.15%, 1.40% and 1.10%, respectively.
(d)	This agreement will continue in effect until May 1, 2034 for Open Shares.
(e)	From January 1, 2024 to June 27, 2024, annual rates were 1.05%, 1.30% and 1.00%.
(f)	This agreement will continue in effect until May 1, 2025, and from May 1, 2025 until May 1, 2034, at levels of 1.10%, 1.35% and 1.05%, respectively.
(g)	From January 1, 2024 to June 27, 2024, annual rates were 1.00%, 1.25% and 0.95%.

In addition, until May 1, 2025, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating

228   Semi-Annual Financial Statements

Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

During the period ended June 30, 2024, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Developing Markets Equity	$62,572	$—	$6,976	$—
Emerging Markets Core Equity	92,069	—	3,794	—
Emerging Markets Equity Advantage	51,362	—	1,229	721
Equity Franchise	—	—	671	1,120
Global Equity Select	—	—	2,525	63
International Equity Advantage	11,126	5,103	54,674	15,144
International Equity Select	33,407	—	4,441	—
International Quality Growth	15,023	—	1,848	—
International Small Cap Equity	16,763	10,622	25,713	14,106
Managed Equity Volatility	51,322	33,829	208	2,704
US Equity Concentrated	44,207	—	7,704	—
US Equity Focus	16,691	—	2,265	—
US Small Cap Equity Select	41,990	—	12,231	—
US Sustainable Equity	35,066	41,884	1,881	4,613
US Systematic Small Cap Equity	60,632	—	494	1,360

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

Emerging Markets Core Equity	$2,156	$—
Emerging Markets Equity Advantage	1,029	789
Emerging Markets Equity	1,011	—
International Equity	13,795	—
International Quality Growth	1,920	—
International Strategic Equity	3,197	—
US Equity Concentrated	5	—
US Equity Focus	16,216	—
US Small Cap Equity Select	132	—-
US Systematic Small Cap Equity	394	1,433

Semi-Annual Financial Statements   229

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $252,500, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are also reimbursed for travel and other out-of-pocket expenses for attending Board and Committee meetings. The Directors do not receive benefits from the Fund

230   Semi-Annual Financial Statements

pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active Portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2024 were as follows:

Portfolio	Purchases	Sales

Developing Markets Equity	$10,973,342	$16,396,043
Emerging Markets Core Equity	21,595,072	32,315,369
Emerging Markets Equity Advantage	55,658,967	66,257,272
Emerging Markets Equity	282,025,136	312,905,164
Equity Franchise	143,887,667	78,533,440
Global Equity Select	12,318,623	15,480,301
Global Listed Infrastructure	1,703,448,502	2,136,820,926
International Equity Advantage	8,895,631	9,153,445
International Equity	245,437,938	395,084,892
International Equity Select	10,041,316	11,365,760
International Quality Growth	61,127,359	55,435,563
International Small Cap Equity	4,816,096	5,764,134
International Strategic Equity	1,202,770,713	1,918,267,643
Managed Equity Volatility	9,608,359	12,998,674
US Equity Concentrated	91,476,074	196,404,231
US Equity Focus	11,206,455	17,994,468
US Small Cap Equity Select	18,856,990	20,977,340
US Sustainable Equity	1,814,090	1,519,055
US Systematic Small Cap Equity	24,241,163	23,606,393

For the period ended June 30, 2024, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At June 30, 2024, the Investment Manager owned 14.74%, 61.45% and 68.67% of the outstanding shares of the Lazard International Equity Advantage, Lazard US Sustainable Equity and Lazard US Systematic Small Cap Equity, respectively.

Semi-Annual Financial Statements   231

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the period ended June 30, 2024 were as follows:

Issue	Value at December 31, 2023	Purchase cost	Sales proceeds	Realized gain (loss)

Global Listed Infrastructure
Algonquin Power & Utilities Corp.	$80,527,516	$151,943,250	$(18,541,781)	$(2,114,590)
Atlas Arteria, Ltd.	329,900,648	—	—	—
Italgas SpA	219,221,761	17,448,830	—	—
Pennon Group PLC	138,457,838	13,029,431	—	—
SES SA	139,222,404	368,900	—	—
Total Securities	$907,330,167	$182,790,411	$(18,541,781)	$(2,114,590)

Issue	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2024	Values at June 30, 2024

Algonquin Power & Utilities Corp.	$(3,880,924)	$6,069,005	$35,381,018	$207,933,471
Atlas Arteria, Ltd.	(43,777,880)	10,976,448	83,962,746	286,122,768
Italgas SpA	(32,561,363)	13,459,499	41,420,708	204,109,228
Pennon Group PLC	(37,388,215)	2,799,301	15,739,198	114,099,054
SES SA	(31,641,515)	9,539,962	21,121,589	107,949,789
Total Securities	$(149,249,897)	$42,844,215	$197,625,259	$920,214,310

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also

232   Semi-Annual Financial Statements

agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2024, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

Developing Markets Equity	$1,053,795	$1,053,795	6.43%	1
Emerging Markets Core Equity	289,896	870,526	6.43	25
Emerging Markets Equity Advantage	2,982,236	9,051,613	6.43	21
Equity Franchise	2,077,115	3,214,624	6.43	2
International Equity Advantage	85,476	87,515	6.43	5
International Equity	10,921,693	13,711,910	6.43	5
International Equity Select	69,068	271,568	6.43	4
International Quality Growth	1,431,020	1,431,020	6.43	1
International Small Cap Equity	150,314	153,047	6.43	5
International Strategic Equity	23,032,105	62,332,170	6.43	9
Managed Equity Volatility	228,556	778,698	6.43	23
US Equity Concentrated	1,714,925	14,324,569	6.43	11
US Sustainable Equity	253,048	253,048	6.43	3
US Systematic Small Cap Equity	1,265,717	1,282,157	6.43	4

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

Semi-Annual Financial Statements   233

(a) Market Risk—Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments,

234   Semi-Annual Financial Statements

which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager generally does not intend to actively hedge a Portfolio’s foreign currency exposure.

Semi-Annual Financial Statements   235

(e) Forward Currency Contracts and Currency Hedging Risk—Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Country Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular country, such as China or Japan, and a Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further

236   Semi-Annual Financial Statements

tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively affect the Portfolio. Other risks associated with investments in China include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Certain Portfolios may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Certain Portfolios may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the SEC, the Public Company Accounting Oversight Board or other United States regulators. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available.

Semi-Annual Financial Statements   237

Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries could have an adverse effect on Japan’s economy. The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports.

(g) Sector Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, and a Portfolio would be expected to be affected by developments in that sector.

(h) Franchise Companies Risk—Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact a Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

(i) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus

238   Semi-Annual Financial Statements

capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(j) Sustainable Investing Risk—A Portfolio’s performance is dependent upon, among other things, the success of its investment strategy as implemented by the Investment Manager (i.e., the performance of the investments purchased pursuant to the investment strategy). A Portfolio’s investment strategy which focuses on investing in companies that satisfy the criteria for being considered a Sustainable Company (as described in the prospectus), which may cause the Investment Manager to forgo investments for the Portfolio that the Investment Manager otherwise believes may be attractive but that are not considered to be Sustainable Companies.

(k) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of a Portfolio’s entire investment.

(l) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Semi-Annual Financial Statements   239

(m) REIT Risk—REITs are subject to similar risks as an investment in a realty-related company. Consequently, investments in REITs could lead to investment results that may be significantly different from investments in the broader securities markets. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(n) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs. Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

240   Semi-Annual Financial Statements

(o) Non-Diversification Risk—The net asset value of a Portfolio that is classified as “non-diversified” may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(p) Quantitative Model Risk—The success of certain Portfolios’ investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs.

Semi-Annual Financial Statements   241

Similar adverse consequences would increase dividend income, resulting from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any

242   Semi-Annual Financial Statements

input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or input may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2024:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$6,570,695	$—	$—	$6,570,695
China	4,050,761	16,253,034	—	20,303,795
Hong Kong	—	1,033,422	—	1,033,422
Hungary	—	1,163,640	—	1,163,640
India	5,923,549	5,624,926	—	11,548,475
Indonesia	—	3,843,249	—	3,843,249
Macau	—	1,116,678	—	1,116,678
Mexico	2,516,105	—	—	2,516,105
Peru	1,494,722	—	—	1,494,722
Philippines	—	3,197,383	—	3,197,383
Poland	—	1,730,468	—	1,730,468
South Africa	—	4,720,345	—	4,720,345
South Korea	—	8,974,667	—	8,974,667
Taiwan	—	19,775,801	—	19,775,801
United States	2,147,206	—	—	2,147,206
Repurchase Agreements	—	2,010,000	—	2,010,000
Short-Term Investments	111,159	—	—	111,159
Total	$22,814,197	$69,443,613	$—	$92,257,810

Semi-Annual Financial Statements   243

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Emerging Markets Core Equity Portfolio
Common Stocks*
Brazil	$4,507,021	$—	$—	$4,507,021
Canada	823,124	—	—	823,124
China	7,572,430	15,679,112	—	23,251,542
France	1,166,384	—	—	1,166,384
Ghana	791,256	—	—	791,256
Greece	—	2,245,124	—	2,245,124
Hong Kong	—	1,093,089	—	1,093,089
India	4,967,800	13,796,044	—	18,763,844
Indonesia	713,368	2,635,117	—	3,348,485
Macau	—	754,595	—	754,595
Mexico	4,691,934	—	—	4,691,934
Peru	837,464	—	—	837,464
Philippines	—	2,560,064	—	2,560,064
Russia	—	—	—	—
Saudi Arabia	—	3,908,330	—	3,908,330
South Africa	—	5,006,048	—	5,006,048
South Korea	—	12,720,956	—	12,720,956
Taiwan	6,812,657	14,108,215	—	20,920,872
Turkey	—	2,019,633	—	2,019,633
United Arab Emirates	—	3,703,202	—	3,703,202
United Kingdom	1,538,785	49,917	—	1,588,702
United States	1,270,064	—	—	1,270,064
Short-Term Investments	23,308	—	—	23,308
Total	$35,715,595	$80,279,446	$—	$115,995,041

244   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Brazil	$2,681,016	$—	$—	$2,681,016
Chile	191,640	—	—	191,640
China	5,141,314	28,476,883	—	33,618,197
Colombia	519,657	—	—	519,657
Egypt	449,115	—	—	449,115
Greece	469,563	546,073	—	1,015,636
Hungary	—	962,399	—	962,399
India	5,155,798	19,351,605	—	24,507,403
Indonesia	119,886	2,412,533	—	2,532,419
Malaysia	—	2,205,569	—	2,205,569
Mexico	3,013,735	—	—	3,013,735
Peru	833,108	—	—	833,108
Philippines	—	1,263,198	—	1,263,198
Poland	—	2,279,437	—	2,279,437
Qatar	—	299,476	—	299,476
Russia	—	—	—	—
Saudi Arabia	—	3,976,725	—	3,976,725
South Africa	751,222	1,722,287	—	2,473,509
South Korea	2,968,880	14,102,206	—	17,071,086
Taiwan	—	26,375,638	—	26,375,638
Thailand	1,153,798	1,094,404	—	2,248,202
Turkey	—	958,874	—	958,874
United Arab Emirates	—	1,577,685	—	1,577,685
Preferred Stocks*
Brazil	1,288,089	—	—	1,288,089
Repurchase Agreements	—	680,000	—	680,000
Short-Term Investments	42,724	—	—	42,724
Total	$24,779,545	$108,284,992	$—	$133,064,537

Semi-Annual Financial Statements   245

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$270,614,920	$—	$—	$270,614,920
Chile	17,808,035	—	—	17,808,035
China	105,564,257	639,147,225	—	744,711,482
Egypt	—	17,770,885	—	17,770,885
Greece	—	70,055,868	—	70,055,868
Hong Kong	—	20,617,630	—	20,617,630
Hungary	—	93,120,005	—	93,120,005
India	27,650,086	151,002,709	—	178,652,795
Indonesia	26,839,643	80,418,877	—	107,258,520
Mexico	144,539,092	—	—	144,539,092
Peru	19,779,542	—	—	19,779,542
Portugal	—	28,766,089	—	28,766,089
Russia	—	—	18	18
South Africa	—	228,602,047	—	228,602,047
South Korea	—	317,581,024	—	317,581,024
Taiwan	—	385,985,014	—	385,985,014
Thailand	23,528,055	21,482,473	—	45,010,528
Turkey	—	14,808,501	—	14,808,501
United Kingdom	—	39,946,187	—	39,946,187
Repurchase Agreements	—	107,800,000	—	107,800,000
Short-Term Investments	5,735,741	—	—	5,735,741
Total	$642,059,371	$2,217,104,534	$18	$2,859,163,923

246   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Equity Franchise Portfolio
Common Stocks*
France	$—	$1,705,102	$—	$1,705,102
Germany	—	4,743,619	—	4,743,619
Ireland	—	7,016,901	—	7,016,901
Italy	—	22,825,074	—	22,825,074
Luxembourg	—	4,861,096	—	4,861,096
United Kingdom	—	30,944,854	—	30,944,854
United States	93,216,110	6,957,408	—	100,173,518
Repurchase Agreements	—	950,000	—	950,000
Short-Term Investments	50,183	—	—	50,183
Total	$93,266,293	$80,004,054	$—	$173,270,347

Global Equity Select Portfolio
Common Stocks*
Australia	$—	$871,985	$—	$871,985
Canada	2,890,754	—	—	2,890,754
China	1,715,718	997,772	—	2,713,490
Denmark	—	1,648,261	—	1,648,261
Finland	—	855,118	—	855,118
France	—	2,670,822	—	2,670,822
Germany	—	752,134	—	752,134
Hong Kong	—	1,537,452	—	1,537,452
India	1,197,825	—	—	1,197,825
Japan	—	3,122,799	—	3,122,799
Netherlands	—	3,625,413	—	3,625,413
Spain	—	1,230,597	—	1,230,597
Sweden	—	2,845,881	—	2,845,881
Switzerland	—	3,312,480	—	3,312,480
Taiwan	2,931,827	—	—	2,931,827
United Kingdom	1,337,529	6,490,792	—	7,828,321
United States	60,590,037	—	—	60,590,037
Repurchase Agreements	—	760,000	—	760,000
Short-Term Investments	43,280	—	—	43,280
Total	$70,706,970	$30,721,506	$—	$101,428,476

Semi-Annual Financial Statements   247

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$647,817,056	$—	$647,817,056
Canada	207,933,471	—	—	207,933,471
France	—	445,195,530	—	445,195,530
Hong Kong	—	377,274,391	—	377,274,391
Italy	—	1,263,225,165	—	1,263,225,165
Luxembourg	—	107,949,789	—	107,949,789
Portugal	—	71,276,508	—	71,276,508
Spain	124,407,837	—	—	124,407,837
Switzerland	—	171,363,868	—	171,363,868
United Kingdom	—	1,650,188,453	—	1,650,188,453
United States	1,760,951,516	716,660,153	—	2,477,611,669
Repurchase Agreements	—	739,340,000	—	739,340,000
Short-Term Investments	38,914,900	—	—	38,914,900
Other Financial Instruments†
Forward Currency Contracts	—	22,551,855	—	22,551,855
Total	$2,132,207,724	$6,212,842,768	$—	$8,345,050,492
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(8,155,672)	$—	$(8,155,672)

248   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
International Equity Advantage Portfolio
Common Stocks*
Australia	$—	$925,170	$—	$925,170
Belgium	—	63,791	—	63,791
Brazil	35,796	—	—	35,796
Burkina Faso	21,070	—	—	21,070
Canada	1,502,179	—	—	1,502,179
Chile	42,950	—	—	42,950
China	262,968	1,606,190	—	1,869,158
Colombia	15,933	—	—	15,933
Denmark	—	802,188	—	802,188
Egypt	19,736	—	—	19,736
Finland	—	117,101	—	117,101
France	—	1,148,621	—	1,148,621
Germany	—	869,591	—	869,591
Greece	—	75,882	—	75,882
Hong Kong	—	161,774	—	161,774
India	819,285	—	—	819,285
Indonesia	51,239	12,721	—	63,960
Ireland	106,155	20,937	—	127,092
Israel	219,611	—	—	219,611
Italy	—	537,348	—	537,348
Japan	91,980	2,872,885	—	2,964,865
Malaysia	—	84,796	—	84,796
Mexico	85,265	—	—	85,265
Netherlands	—	931,542	—	931,542
Philippines	—	57,997	—	57,997
Poland	—	81,585	—	81,585
Portugal	—	15,036	—	15,036
Saudi Arabia	—	133,200	—	133,200
Singapore	—	105,086	—	105,086
South Africa	118,486	42,251	—	160,737
South Korea	—	814,540	—	814,540
Spain	—	258,933	—	258,933
Sweden	—	218,362	—	218,362
Switzerland	—	1,145,836	—	1,145,836
Taiwan	—	1,362,358	—	1,362,358
Thailand	18,225	68,976	—	87,201
Turkey	—	87,491	—	87,491
United Arab Emirates	—	102,921	—	102,921
United Kingdom	144,178	1,394,952	—	1,539,130
United States	20,705	947,813	—	968,518
Preferred Stocks*
Brazil	201,291	—	—	201,291
Germany	—	102,597	—	102,597
Warrants*	—	—	—	—
Repurchase Agreements	—	180,000	—	180,000
Short-Term Investments	20,091	—	—	20,091
Total	$3,797,143	$17,350,471	$—	$21,147,614

Semi-Annual Financial Statements   249

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
International Equity Portfolio
Common Stocks*
Australia	$—	$14,418,921	$—	$14,418,921
Belgium	—	11,701,704	—	11,701,704
Canada	34,718,436	—	—	34,718,436
China	6,325,441	31,132,447	—	37,457,888
Denmark	—	7,977,681	—	7,977,681
Finland	—	22,812,448	—	22,812,448
France	—	92,759,924	—	92,759,924
Germany	—	89,940,304	—	89,940,304
Greece	—	12,579,060	—	12,579,060
Hong Kong	—	18,014,645	—	18,014,645
Israel	9,162,273	—	—	9,162,273
Italy	16,885,547	14,958,874	—	31,844,421
Japan	—	182,544,150	—	182,544,150
Mexico	10,305,773	—	—	10,305,773
Netherlands	—	17,282,504	—	17,282,504
Singapore	—	19,988,838	—	19,988,838
South Korea	—	12,929,885	—	12,929,885
Spain	—	10,223,760	—	10,223,760
Sweden	—	15,419,427	—	15,419,427
Switzerland	—	31,381,445	—	31,381,445
Taiwan	23,910,868	—	—	23,910,868
United Kingdom	—	162,103,452	—	162,103,452
United States	56,580,305	48,579,989	—	105,160,294
Preferred Stocks*
Brazil	10,220,852	—	—	10,220,852
Germany	—	16,673,939	—	16,673,939
Repurchase Agreements	—	7,200,000	—	7,200,000
Short-Term Investments	380,198	—	—	380,198
Total	$168,489,693	$840,623,397	$—	$1,009,113,090

250   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
International Equity Select Portfolio
Common Stocks*
Belgium	$—	$709,124	$—	$709,124
Canada	862,350	—	—	862,350
China	293,825	3,706,472	—	4,000,297
Denmark	—	2,125,856	—	2,125,856
Finland	—	639,331	—	639,331
France	—	4,405,765	—	4,405,765
Germany	—	3,443,195	—	3,443,195
Greece	—	628,752	—	628,752
Hong Kong	—	1,010,143	—	1,010,143
India	925,896	—	—	925,896
Indonesia	410,877	775,780	—	1,186,657
Italy	930,006	—	—	930,006
Japan	—	6,247,342	—	6,247,342
Mexico	823,645	—	—	823,645
Netherlands	—	2,479,633	—	2,479,633
Singapore	—	1,047,570	—	1,047,570
South Korea	—	545,699	—	545,699
Sweden	—	590,077	—	590,077
Switzerland	—	2,301,460	—	2,301,460
Taiwan	—	2,765,960	—	2,765,960
United Kingdom	—	6,731,716	—	6,731,716
United States	3,261,026	3,406,219	—	6,667,245
Preferred Stocks*
Brazil	590,791	—	—	590,791
Germany	—	548,853	—	548,853
Repurchase Agreements	—	980,000	—	980,000
Short-Term Investments	61,152	—	—	61,152
Total	$8,159,568	$45,088,947	$—	$53,248,515

Semi-Annual Financial Statements   251

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
International Quality Growth Portfolio
Common Stocks*
Australia	$—	$4,338,932	$—	$4,338,932
Brazil	4,213,482	—	—	4,213,482
Canada	12,383,876	—	—	12,383,876
China	—	5,984,829	—	5,984,829
Denmark	—	4,923,100	—	4,923,100
France	—	17,894,673	—	17,894,673
Germany	—	13,250,499	—	13,250,499
Hong Kong	—	8,321,545	—	8,321,545
India	7,789,527	—	—	7,789,527
Israel	6,900,135	—	—	6,900,135
Japan	—	24,081,530	—	24,081,530
Netherlands	—	24,048,923	—	24,048,923
Norway	—	5,631,574	—	5,631,574
South Africa	—	7,495,387	—	7,495,387
Spain	—	7,644,804	—	7,644,804
Sweden	—	11,456,865	—	11,456,865
Switzerland	—	14,434,266	—	14,434,266
Taiwan	9,552,598	2,938,210	—	12,490,808
United Kingdom	—	42,681,089	—	42,681,089
United States	19,800,171	6,537,500	—	26,337,671
Preferred Stocks*
Germany	—	3,440,551	—	3,440,551
Repurchase Agreements	—	5,030,000	—	5,030,000
Short-Term Investments	274,450	—	—	274,450
Total	$60,914,239	$210,134,277	$—	$271,048,516

252   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
International Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$596,707	$—	$596,707
Austria	—	155,749	—	155,749
Belgium	—	76,939	—	76,939
Canada	580,876	—	—	580,876
Denmark	—	216,779	—	216,779
Finland	—	157,710	—	157,710
France	114,687	641,026	—	755,713
Germany	—	698,808	—	698,808
Greece	—	329,115	—	329,115
Italy	—	772,224	—	772,224
Japan	—	2,904,304	—	2,904,304
Jersey	—	196,870	—	196,870
Mexico	187,304	—	—	187,304
Netherlands	—	411,799	—	411,799
Spain	—	106,440	—	106,440
Sweden	—	335,412	—	335,412
Switzerland	—	184,225	—	184,225
Turkey	—	128,652	—	128,652
United Kingdom	—	1,554,996	—	1,554,996
United States	—	85,023	—	85,023
Repurchase Agreements	—	30,000	—	30,000
Short-Term Investments	2,972	—	—	2,972
Total	$885,839	$9,582,778	$—	$10,468,617

Semi-Annual Financial Statements   253

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
International Strategic Equity Portfolio
Common Stocks*
Belgium	$—	$46,340,205	$—	$46,340,205
Canada	124,112,361	—	—	124,112,361
Denmark	—	274,752,329	—	274,752,329
Finland	—	72,265,070	—	72,265,070
France	—	173,901,402	—	173,901,402
Germany	—	418,670,594	—	418,670,594
Greece	—	51,813,486	—	51,813,486
India	—	41,171,694	—	41,171,694
Israel	44,471,041	71,796,210	—	116,267,251
Italy	71,949,091	114,917,910	—	186,867,001
Japan	—	523,844,366	—	523,844,366
Mexico	64,117,868	—	—	64,117,868
Netherlands	—	161,013,951	—	161,013,951
Portugal	—	40,035,951	—	40,035,951
Singapore	—	46,612,424	—	46,612,424
South Korea	—	53,738,967	—	53,738,967
Sweden	—	61,486,015	—	61,486,015
Switzerland	—	82,117,972	—	82,117,972
Taiwan	—	37,266,110	—	37,266,110
United Kingdom	—	596,358,333	—	596,358,333
United States	402,114,829	56,389,380	—	458,504,209
Repurchase Agreements	—	73,920,000	—	73,920,000
Short-Term Investments	3,896,765	—	—	3,896,765
Total	$710,661,955	$2,998,412,369	$—	$3,709,074,324

254   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Managed Equity Volatility Portfolio
Common Stocks*
Australia	$—	$123,329	$—	$123,329
Bermuda	36,432	—	—	36,432
Canada	760,651	—	—	760,651
China	62,429	92,180	—	154,609
Denmark	—	143,429	—	143,429
France	—	185,295	—	185,295
Hong Kong	—	161,226	—	161,226
Israel	—	49,565	—	49,565
Italy	—	41,459	—	41,459
Japan	—	2,067,880	—	2,067,880
Netherlands	—	256,347	—	256,347
Singapore	—	120,588	—	120,588
Switzerland	—	298,045	—	298,045
United Kingdom	47,218	719,051	—	766,269
United States	9,491,325	439,678	—	9,931,003
Preferred Stocks*
Germany	—	36,359	—	36,359
Warrants*	—	—	—	—
Repurchase Agreements	—	420,000	—	420,000
Short-Term Investments	32,550	—	—	32,550
Total	$10,430,605	$5,154,431	$—	$15,585,036
US Equity Concentrated Portfolio
Common Stocks*	$92,386,405	$—	$—	$92,386,405
Repurchase Agreements	—	210,000	—	210,000
Short-Term Investments	18,594	—	—	18,594
Total	$92,404,999	$210,000	$—	$92,614,999
US Equity Focus Portfolio
Common Stocks*	$88,658,827	$—	$—	$88,658,827
Repurchase Agreements	—	3,270,000	—	3,270,000
Short-Term Investments	173,056	—	—	173,056
Total	$88,831,883	$3,270,000	$—	$92,101,883
US Small Cap Equity Select Portfolio
Common Stocks*	$37,544,467	$—	$—	$37,544,467
Total	$37,544,467	$—	$—	$37,544,467
US Sustainable Equity Portfolio
Common Stocks*	$12,291,960	$—	$—	$12,291,960
Repurchase Agreements	—	510,000	—	510,000
Short-Term Investments	34,898	—	—	34,898
Total	$12,326,858	$510,000	$—	$12,836,858

Semi-Annual Financial Statements   255

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
US Systematic Small Cap Equity Portfolio
Closed-End Management Investment Companies	$191,890	$—	$—	$191,890
Common Stocks*	41,117,080	—	—	41,117,080
Rights	—	—	1,401	1,401
Repurchase Agreements	—	420,000	—	420,000
Short-Term Investments	25,859	—	—	25,859
Total	$41,334,829	$420,000	$1,401	$41,756,230

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (†) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets. An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee in accordance with procedures approved by the Board, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities. When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

256   Semi-Annual Financial Statements

10. Derivative Instruments

The Global Listed Infrastructure Portfolio uses forward currency contracts primarily for hedging purposes.

During the period ended June 30, 2024, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average foreign currency purchased	$178,300,000	*
Average foreign currency sold	$5,806,100,000

*	Represents average monthly notional exposure for the four months the derivative instrument was open during the period.

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2024:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$22,551,855

Liabilities – Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$8,155,672

The effect of derivative instruments on the Statements of Operations for the Period ended June 30, 2024 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$108,548,025

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$42,455,976

Semi-Annual Financial Statements   257

None of the other presented portfolios traded in derivative instruments during the period ended June 30, 2024.

As of June 30, 2024, the Global Listed Infrastructure Portfolio held derivative instruments that are eligible for offset in its Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2024:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$22,551,855	$—	$22,551,855

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Bank of New York Mellon Corp.	$1,250,408	$—	$—	$ 1,250,408
BNP Paribas SA	1,664,378	(697,646)	—	966,732
Canadian Imperial Bank of Commerce	2,573,115	—	—	2,573,115
Citibank N.A.	1,601,835	(1,601,835)	—	—
HSBC Bank USA N.A.	5,110,928	(2,162,673)	—	2,948,255
Morgan Stanley & Co.	1,408,845	(1,408,845)	—	—
Royal Bank of Canada	4,464,167	—	—	4,464,167
Standard Chartered Bank	772,751	(181,561)	—	591,190
State Street Bank & Trust Co.	3,705,428	(1,407,372)	—	2,298,056
Total	$22,551,855	$(7,459,932)	$—	$ 15,091,923

258   Semi-Annual Financial Statements

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$8,155,672	$—	$8,155,672

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
BNP Paribas SA	$697,646	$(697,646)	$—	$ —
Citibank N.A.	1,615,179	(1,601,835)	—	13,344
HSBC Bank USA N.A.	2,162,673	(2,162,673)	—	—
Morgan Stanley & Co.	2,091,241	(1,408,845)	—	682,396
Standard Chartered Bank	181,561	(181,561)	—	—
State Street Bank & Trust Co.	1,407,372	(1,407,372)	—	—
Total	$8,155,672	$(7,459,932)	$—	$695,740

11. Reorganization

At a meeting held on February 24, 2023 the Board approved the reorganization of Emerging Markets Strategic Equity Portfolio into the Emerging Markets Core Equity Portfolio in a tax-free reorganization (the “Reorganization”). The Reorganization was completed on June 22, 2023. The Reorganization was effectuated in order to permit the Lazard Emerging Markets Strategic Portfolio shareholders to continue to invest in equity securities of companies that are economically tied to emerging market countries in a larger combined fund that is anticipated to benefit from certain cost and operational efficiencies.

Semi-Annual Financial Statements   259

The chart below shows a summary of net assets, shares outstanding, net unrealized appreciation/(depreciation), undistributed net investment income and accumulated net realized gains/(losses), before and after the Reorganization.

	Before Reorganization		After Reorganization
	Emerging Markets Strategic Equity Portfolio	Emerging Markets Core Equity Portfolio	Emerging Markets Core Equity Portfolio
Net Assets
Institutional Shares	$42,695,854	$96,288,737	$138,984,591
Open Shares	2,423,804	1,320,769	3,744,573
R6 Shares	—	174,005	174,005
Total	$45,119,658	$97,783,511	$142,903,169
Shares Outstanding*
Institutional Shares	3,944,969	9,842,075	14,206,187
Open Shares	223,363	135,458	384,043
R6 Shares	—	17,761	17,761
Net unrealized appreciation (depreciation)	(3,194,090)	15,320,491	12,126,401

*	A tax-free exchange of 3,944,969 Institutional Shares and 223,363 Open Shares of the Emerging Markets Strategic Equity Portfolio converted to 4,364,112 Institutional Shares and 248,585 Open Shares, respectively, of the Emerging Markets Core Equity Portfolio on June 22, 2023.

Assuming the acquisition of Emerging Markets Strategic Equity Portfolio had been completed on January 1, 2023, the beginning of the annual reporting period, Emerging Markets Core Equity Portfolio’s pro forma results of operations for the year ended December 31, 2023 were as follows:

Net investment income	$ 2,556,974
Net realized gain/loss and change in unrealized gain/(loss) on investments	$11,780,494
Net increase/(decrease) in net assets resulting from operations	$14,337,468

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Emerging Markets Strategic Equity Portfolio that have been included in Emerging Markets Core Equity Portfolio’s Statement of Operations since June 22, 2023.

260   Semi-Annual Financial Statements

For financial reporting purposes, assets received and shares issued by Emerging Markets Core Equity Portfolio were recorded at fair value; however, the cost basis of the investments received from Emerging Markets Strategic Equity Portfolio in the amount of $47,710,543, was carried forward to align ongoing reporting of Emerging Markets Core Equity Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Emerging Markets Core Equity Portfolio acquired capital loss carryovers of $50,091,502, of which, $10,709,405 are short-term and $39,382,097 are long-term. These losses are not subject to expiration, but they may be subject to future annual limitations.

12. Subsequent Events

On June 5, 2024, the Board approved the liquidation of Lazard Managed Equity Volatility Portfolio. The liquidation did not require the approval of shareholders of the Portfolio, and proceeds were distributed to investors on August 5, 2024.

Semi-Annual Financial Statements   261

The Lazard Funds, Inc. Other Information (N-CSR Item 7) (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

262   Semi-Annual Financial Statements

The Lazard Funds, Inc. Additional Information
(N-CSR Items 8-11) (unaudited)

Changes in Disagreement with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on June 5, 2024 and June 26, 2024, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 26, 2024 meeting, additional information requested by the Independent Directors at the June 5, 2024 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds and other clients of the Investment Manager, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and whether potential

Semi-Annual Financial Statements   263

economies have been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2024, the Lazard Funds complex of 30 active funds comprised approximately $19.3 billion of the approximately $250.4 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

264   Semi-Annual Financial Statements

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $19.3 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager):

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense comparison purposes, based on ISS’s methodology (the “Expense Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board. For the Emerging Markets Equity, International Strategic Equity, US Equity Concentrated and US Small Cap Equity Select Portfolios, the Investment Manager proposed to lower the current expense limitation by 0.05%, and, for the US Equity Concentrated Portfolio, the Investment Manager proposed to lower the management fee by 0.05%. After giving effect to the management fee and/or proposed expense limitation reductions, the results of the ISS comparisons showed that the advisory fees and net expense ratios of most of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group.

Semi-Annual Financial Statements   265

The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing certain expenses for most Portfolios. The Board also received a description of ISS’s methodology for its construction of the Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2024, as applicable, compared to performance for the same time periods to that of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for performance comparison purposes, based on ISS’s methodology (the “Performance Peer Group”);

266   Semi-Annual Financial Statements

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of ISS’s methodology for its construction of the Performance Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2023 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain Portfolios,

Semi-Annual Financial Statements   267

the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of most of the Portfolios had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale with respect to these Portfolios was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the June 5, 2024 and June 26, 2024 meetings and

268   Semi-Annual Financial Statements

throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $250.4 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

●	At the June 5, 2024 meeting, the Board approved the liquidation of the Managed Equity Volatility Portfolio on or about August 5, 2024. It was noted that the Management Agreement was renewed with respect to that Portfolio in order for it to continue the process of winding down and distributing assets to its shareholders.

Semi-Annual Financial Statements   269

●	In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement.

Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

270   Semi-Annual Financial Statements

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS020

Lazard Funds

Semi-Annual
Financial Statements

June 30, 2024

Fixed Income Funds

Lazard US Convertibles Portfolio

Lazard US High Yield Portfolio

Lazard US Short Duration Fixed Income Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard

5	Portfolio Holdings (N-CSR Item 7)

6	Portfolios of Investments (N-CSR Item 7)

6	Lazard US Convertibles Portfolio

14	Lazard US High Yield Portfolio

24	Lazard US Short Duration Fixed Income Portfolio

27	Notes to Portfolios of Investments (N-CSR Item 7)

28	Statements of Assets and Liabilities (N-CSR Item 7)

32	Statements of Operations (N-CSR Item 7)

34	Statements of Changes in Net Assets (N-CSR Item 7)

38	Financial Highlights (N-CSR Item 7)

44	Notes to Financial Statements (N-CSR Item 7)

69	Other Information (N-CSR Item 7)

70	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and the Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report. Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements  1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

With the outlook for global interest rates remaining uncertain during the first six months of 2024, the market pendulum swung from optimism that interest rates would be cut to pessimism that rates would remain “higher for longer,” and back to optimism that rate reductions were likely in the near future. These swings in investor sentiment occurred amid signs that inflationary pressure remained persistent during the period.

Despite enduring nearly 4,000 basis points (“bps”) of interest rate hikes from late 2021 to the end of 2023, concerns about inflation continued to hang over the markets during the period, putting the focus squarely on the interest rate policy paths of key central banks. All eyes were on the US, where the initial optimism about a potential rate-cutting cycle by the Federal Reserve (the “Fed”) fizzled amid worse-than-expected inflation data for the first three month of 2024. The discouraging numbers stoked fears that the Fed’s progress in slowing price growth had stalled, opening the door for no rate cuts in 2024 or perhaps additional rate hikes. As expected, the Fed held interest rates steady throughout the first half of 2024, leaving rates at their highest level in nearly 23 years. With inflation data in April and May 2024 turning positive again, investors were relieved when the Fed stated that an interest rate hike was unlikely, though it did acknowledge that progress in driving domestic inflation down towards its 2% target had slowed. In a further acknowledgment that domestic inflation has been stickier than anticipated, the Fed predicted in June that it will likely lower borrowing costs just once in 2024—down from the three rate cuts it had projected late last year—and reiterated its warning that it would not move until it saw more data indicating that inflation was slowing sustainably. By the end of June, traders in futures markets were betting that the Fed would lower interest rates by 25 bps in September 2024.

While persistent inflationary pressure forced the Fed to maintain a restrictive monetary policy stance during the period, the interest rate outlook in Europe was brighter. In the eurozone, the European Central Bank (the “ECB”) lowered interest rates for the first time in

2  Semi-Annual Financial Statements

nearly five years with a decrease of 25 bps in June 2024. While the ECB cited a marked improvement in the eurozone’s inflation outlook as the reason behind its pivot to a less restrictive monetary policy stance, it also warned that price pressure remained strong and that it was not committed to a particular rate path. The ECB, the Swiss National Bank, the Riksbank (the central bank of Sweden) and the Bank of Canada were the first major central banks to cut interest rates in 2024.

In contrast to this global trend of reducing interest rates, a completely different dynamic was playing out in Japan where the Bank of Japan (the “BOJ”) announced in March that it was raising interest rates for the first time in 17 years. In doing so, it ended eight years of negative rates and scrapped its policy of buying Japanese government bonds to limit how high market rates can climb. The BOJ’s more hawkish stance came as the yen weakened significantly in the period, depreciating 12.3% against the US dollar.

Against this backdrop, global equity markets rose sharply in the first six months of the year, with the MSCI All Country World Index climbing 11.3%. Investors’ appetites for stocks were driven largely by a frenzy over artificial intelligence (AI), with US-based AI chip designer NVIDIA at the forefront. NVIDIA’s blockbuster quarterly earnings reverberated across global stock markets, sparking a strong, broad-based rally that was especially beneficial to shares of technology companies linked to AI and raising hopes that the resultant enthusiasm would support economic growth worldwide. Notably, the S&P 500—the bellwether of the US stock market—outperformed the broader global market index, surging 15.3%. Shares of NVIDIA gained an impressive 150% in the period, accounting for 30% of the S&P 500’s overall appreciation.

Meanwhile, yields in global bond markets rose again, leading in the Bloomberg Global Aggregate Index to fall 3.2% in the period. Persistent core inflation and solid growth pushed back expectations for the start of, and the magnitude of, the incoming central bank rate-cutting cycles. Hawkish sentiment also kept yield curves inverted. Coupon income provided a performance ballast during the first half of the year, but most indices still lost ground. The solid

Semi-Annual Financial Statements  3

economic fundamentals and attractive absolute yield levels led to a moderate tightening in credit spreads. With tighter spreads and a favorable carry profile, high yield bonds delivered solid performance over the reporting period. Emerging markets debt recorded low single-digit gains in hard currency, while local bonds underperformed and delivered a negative performance contribution in the first half of 2024. The more hawkish Fed led to a stronger US dollar versus a basket of US trade partners’ currencies, despite the low volatility regime in risk assets.

The complex market conditions in the first half of 2024 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and bottom-up security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

4  Semi-Annual Financial Statements

The Lazard Funds, Inc. Portfolio Holdings Presented by
Asset Class/Credit Rating June 30, 2024 (N-CSR Item 7) (unaudited)

			Lazard US
	Lazard US	Lazard US	Short Duration
	Convertibles	High Yield	Fixed Income
Asset Class/Credit Rating#†	Portfolio	Portfolio	Portfolio

Fixed Income
Aaa	—%	—%	66.6%
A+	—	—	1.4
A	—	—	2.6
A-	1.6	—	5.5
AA+	—	—	2.0
BBB+	5.4	—	16.5
BBB	2.5	—	4.2
BBB-	5.9	—	1.0
BB+	2.7	8.1	—
BB+*+	—	2.2	—
BB*+	—	2.1	—
BB+*-	1.6	—	—
BB	—	23.1	—
BB-	1.0	18.6	—
B*+	—	0.9	—
B+	—	15.1	—
B	—	11.9	—
B-	—	5.7	—
B1	—	0.9	—
Ba2	—	1.0	—
Baa2	1.8	—	—
CCC+	—	2.9	—
CCC	—	0.8	—
CCC-	—	0.6	—
Not Applicable	74.0	4.5	—
Repurchase Agreements	3.3	1.5	0.2
Short-Term Investments	0.2	0.1	0.0
Total Investments	100.0%	100.0%	100%

#	Represents percentage of total investments.
†	All credit ratings are S&P credit ratings unless an S&P rating is not available, in which case, Moody’s and Fitch credit ratings were used.

Semi-Annual Financial Statements  5

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2024 (N-CSR Item 7) (unaudited)

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio

Convertible Corporate Bonds | 88.0%

Automobiles | 3.2%
Ford Motor Co., 0.000%, 03/15/26	$238	$241,213
Rivian Automotive, Inc., 4.625%, 03/15/29	164	159,654
		400,867

Biotechnology | 8.6%
Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/27	186	200,880
Bridgebio Pharma, Inc., 2.500%, 03/15/27	76	77,148
Cytokinetics, Inc., 3.500%, 07/01/27	27	35,288
Exact Sciences Corp., 0.375%, 03/01/28	227	186,377
Halozyme Therapeutics, Inc., 0.250%, 03/01/27	280	268,327
Insmed, Inc., 0.750%, 06/01/28	47	99,231
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26	100	103,363
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	73	94,097
		1,064,711

Broadline Retail | 1.1%
Etsy, Inc., 0.125%, 10/01/26	143	141,928

Capital Markets | 0.4%
Coinbase Global, Inc., 0.500%, 06/01/26	43	44,376

The accompanying notes are an integral part of these financial statements.

6  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Communications Equipment | 0.8%
Lumentum Holdings, Inc., 0.500%, 06/15/28	$123	$97,393

Construction & Engineering | 1.2%
Fluor Corp., 1.125%, 08/15/29	135	154,474

Consumer Staples Distribution & Retail | 1.0%
Chefs’ Warehouse, Inc., 2.375%, 12/15/28	107	119,237

Diversified REITs | 1.6%
Welltower OP LLC, 2.750%, 05/15/28	166	197,624

Electric Utilities | 3.2%
Alliant Energy Corp., 3.875%, 03/15/26	84	83,118
PG&E Corp., 4.250%, 12/01/27	176	177,716
Southern Co., 3.875%, 12/15/25	128	130,906
		391,740

Electrical Equipment | 0.4%
Bloom Energy Corp., 3.000%, 06/01/28	50	48,612

Entertainment | 2.5%
Cinemark Holdings, Inc., 4.500%, 08/15/25	21	33,299
Live Nation Entertainment, Inc., 2.000%, 02/15/25	268	275,105
		308,404

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  7

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Financial Services | 2.8%
Block, Inc., 0.125%, 03/01/25	$171	$165,406
Global Payments, Inc., 1.500%, 03/01/31	152	139,916
Shift4 Payments, Inc., 0.000%, 12/15/25	35	40,417
		345,739

Ground Transportation | 2.6%
Uber Technologies, Inc., 0.000%, 12/15/25	301	323,424

Health Care Equipment & Supplies | 5.0%
Dexcom, Inc., 0.250%, 11/15/25	260	260,975
Enovis Corp., 3.875%, 10/15/28	80	84,320
Insulet Corp., 0.375%, 09/01/26	85	93,011
Natera, Inc., 2.250%, 05/01/27	26	73,889
TransMedics Group, Inc., 1.500%, 06/01/28	57	100,171
		612,366

Health Care Technology | 1.3%
Teladoc Health, Inc., 1.250%, 06/01/27	188	156,265

Hotels, Restaurants & Leisure | 7.1%
Airbnb, Inc., 0.000%, 03/15/26	192	175,665
Booking Holdings, Inc., 0.750%, 05/01/25	94	198,045
Carnival Corp., 5.750%, 10/01/24	45	84,600

The accompanying notes are an integral part of these financial statements.

8  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	$103	$95,369
NCL Corp. Ltd., 5.375%, 08/01/25	120	146,190
Pebblebrook Hotel Trust, 1.750%, 12/15/26	90	79,875
Vail Resorts, Inc., 0.000%, 01/01/26	103	94,116
		873,860

Interactive Media & Services | 4.4%
Match Group Financeco 3, Inc., 2.000%, 01/15/30	250	206,266
Snap, Inc., 0.750%, 08/01/26	213	228,815
Ziff Davis, Inc., 1.750%, 11/01/26	120	112,048
		547,129

IT Services | 4.4%
Akamai Technologies, Inc., 0.375%, 09/01/27	209	202,983
Cloudflare, Inc., 0.000%, 08/15/26	274	249,683
MongoDB, Inc., 0.250%, 01/15/26	73	96,386
		549,052

Leisure Products | 2.4%
Royal Caribbean Cruises Ltd., 6.000%, 08/15/25	93	300,378

Machinery | 0.6%
Middleby Corp., 1.000%, 09/01/25	66	70,444

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  9

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Media | 4.2%
Cable One, Inc., 1.125%, 03/15/28	$117	$87,432
Liberty Broadband Corp., 3.125%, 03/31/53	225	216,371
Liberty Media Corp., 3.750%, 03/15/28	139	145,255
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	71,399
		520,457

Multi-Utilities | 2.5%
CMS Energy Corp., 3.375%, 05/01/28	224	220,304
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	77	88,127
		308,431

Passenger Airlines | 2.3%
American Airlines Group, Inc., 6.500%, 07/01/25	120	124,404
Southwest Airlines Co., 1.250%, 05/01/25	164	164,779
		289,183

Professional Services | 1.0%
Parsons Corp., 2.625%, 03/01/29	114	122,265

Real Estate Management & Development | 1.4%
Zillow Group, Inc., 1.375%, 09/01/26	144	175,048

The accompanying notes are an integral part of these financial statements.

10  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Semiconductors & Semiconductor Equipment | 6.4%
Enphase Energy, Inc., 0.000%, 03/01/26	$151	$137,597
Microchip Technology, Inc., 0.125%, 11/15/24	132	139,936
MKS Instruments, Inc., 1.250%, 06/01/30	157	167,941
ON Semiconductor Corp., 0.500%, 03/01/29	265	254,864
Wolfspeed, Inc., 0.250%, 02/15/28	161	95,715
		796,053

Software | 9.9%
HubSpot, Inc., 0.375%, 06/01/25	49	102,140
MicroStrategy, Inc., 0.625%, 03/15/30	135	151,639
Nutanix, Inc., 0.250%, 10/01/27	139	162,769
Palo Alto Networks, Inc., 0.375%, 06/01/25	114	388,991
Tyler Technologies, Inc., 0.250%, 03/15/26	141	155,100
Workiva, Inc., 1.250%, 08/15/28	172	152,908
Zscaler, Inc., 0.125%, 07/01/25	80	107,796
		1,221,343

Specialty Retail | 0.9%
Wayfair, Inc., 3.250%, 09/15/27	96	110,515

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  11

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Technology Hardware, Storage & Peripherals | 4.8%
Seagate HDD Cayman, 3.500%, 06/01/28	$153	$210,735
Super Micro Computer, Inc., 0.000%, 03/01/29	185	185,767
Western Digital Corp., 3.000%, 11/15/28	125	199,313
		595,815

Total Convertible Corporate Bonds (Cost $10,486,844)		10,887,133

Description	Shares	Fair Value

Preferred Stocks | 8.6%

Banks | 4.2%
Bank of America Corp., Series L	293	$350,475
Wells Fargo & Co., Series L	145	172,400
		522,875

Chemicals | 1.0%
Albemarle Corp.	2,636	122,996

Electric Utilities | 1.2%
NextEra Energy, Inc.	3,602	149,447

Financial Services | 1.4%
Apollo Global Management, Inc.	2,652	173,998

Machinery | 0.8%
Chart Industries, Inc., Series B	1,698	96,514

Total Preferred Stocks (Cost $1,092,584)		1,065,830

The accompanying notes are an integral part of these financial statements.

12  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (concluded)

Repurchase Agreements | 3.3%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $416,400 United States Treasury Note, 4.250%, 03/15/27, with a fair value of $418,388) Proceeds of $410,181 (Cost 410,000)	$410	$410,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $27,588)	27,588	$27,588

Total Investments | 100.1% (Cost $12,017,016)		$12,390,551

Liabilities in Excess of Cash and Other Assets | (0.1)%		(18,441)

Net Assets | 100.0%		$12,372,110

Futures Contracts open at June 30, 2024:

Financial Futures	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation
CME E-Mini Standard & Poor’s 500 Index Futures	1	$50	09/20/2024	$272,453	$276,075	$3,623

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  13

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio

Corporate Bonds | 92.5%

Aerospace & Defense | 2.3%
Bombardier, Inc., 8.750%, 11/15/30 (#)	$2,250	$2,431,762
TransDigm, Inc.:
6.750%, 08/15/28 (#)	1,000	1,012,224
4.625%, 01/15/29	500	466,519
		3,910,505

Automobile Components | 2.6%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,500	1,375,611
Goodyear Tire & Rubber Co.:
5.000%, 05/31/26	250	245,790
5.250%, 07/15/31	1,500	1,366,045
Tenneco, Inc., 8.000%, 11/17/28 (#)	1,500	1,365,517
		4,352,963

Automobiles | 0.6%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	948,677

Building Products | 1.0%
Griffon Corp., 5.750%, 03/01/28	1,750	1,688,083

Chemicals | 2.5%
Methanex Corp., 5.125%, 10/15/27	1,750	1,688,010
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,542,497
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	964,332
		4,194,839

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Commercial Services & Supplies | 2.5%
ADT Security Corp., 4.125%, 08/01/29 (#)	$250	$230,556
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,387,906
Sabre GLBL, Inc., 8.625%, 06/01/27 (#)	1,500	1,381,898
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,292,133
		4,292,493

Communications Equipment | 0.3%
Frontier Communications Holdings LLC, 6.750%, 05/01/29 (#)	500	458,629

Consumer Staples Distribution & Retail | 2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	2,000	1,799,084
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,638,735
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,393,594
		4,831,413

Containers & Packaging | 3.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	1,015,506
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 08/15/26 (#)	1,200	1,041,560
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,475,277

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  15

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 02/01/28 (#)	$1,000	$997,589
Silgan Holdings, Inc., 4.125%, 02/01/28	1,996	1,886,094
		6,416,026

Diversified REITs | 3.6%
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	471,169
4.500%, 02/15/31 (#)	1,250	1,128,346
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	1,500	1,406,575
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,641,166
SBA Communications Corp., 3.125%, 02/01/29	1,500	1,337,321
		5,984,577

Diversified Telecommunication Services | 1.8%
Connect Finco Sarl/Connect U.S. Finco LLC, 6.750%, 10/01/26 (#)	1,500	1,440,000
Frontier Communications Holdings LLC, 8.750%, 05/15/30 (#)	1,500	1,545,664
		2,985,664

Electric Utilities | 0.8%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,286,395

Electrical Equipment | 1.6%
Sensata Technologies, Inc.:
4.375%, 02/15/30 (#)	1,100	1,010,242
3.750%, 02/15/31 (#)	250	217,900
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,396,698
		2,624,840

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Entertainment | 1.1%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	$1,500	$1,433,879
Live Nation Entertainment, Inc., 3.750%, 01/15/28 (#)	500	464,441
		1,898,320

Financial Services | 0.9%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,575,944

Food Products | 3.1%
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,816,204
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,792,694
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,571,667
		5,180,565

Gas Utilities | 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (#)	1,500	1,539,681

Health Care Equipment & Supplies | 2.8%
Avantor Funding, Inc., 3.875%, 11/01/29 (#)	1,500	1,364,044
Bausch & Lomb Corp., 8.375%, 10/01/28 (#)	1,500	1,535,625
Medline Borrower LP, 3.875%, 04/01/29 (#)	2,000	1,841,819
		4,741,488

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  17

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Health Care Providers & Services | 2.9%
Encompass Health Corp., 4.625%, 04/01/31	$1,849	$1,696,865
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	1,250	1,194,066
LifePoint Health, Inc., 5.375%, 01/15/29 (#)	700	615,101
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,390,434
		4,896,466

Hotels, Restaurants & Leisure | 6.9%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 01/15/28 (#)	2,100	1,966,849
Boyd Gaming Corp.:
4.750%, 12/01/27	850	818,100
4.750%, 06/15/31 (#)	1,250	1,132,882
Carnival Corp., 7.625%, 03/01/26 (#)	1,500	1,514,828
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.375%, 04/15/27	1,550	1,536,164
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,730,764
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,559,780
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,381,963
		11,641,330

Household Durables | 0.9%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,750	1,578,178

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Household Products | 0.9%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	$1,700	$1,591,437

Independent Power & Renewable Electricity Producers | 1.0%
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,656,079

Interactive Media & Services | 0.8%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,356,218

Machinery | 5.2%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,733,808
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	737,581
4.625%, 05/15/30 (#)	1,000	917,505
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	2,000	1,831,155
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,897,789
Vertiv Group Corp., 4.125%, 11/15/28 (#)	1,750	1,634,276
		8,752,114

Media | 11.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125%, 05/01/27 (#)	500	480,073
4.750%, 03/01/30 (#)	1,500	1,299,190
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28 (#)	1,500	1,312,506
Gray Television, Inc., 7.000%, 05/15/27 (#)	1,500	1,381,055
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,319,280

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  19

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Nexstar Media, Inc., 5.625%, 07/15/27 (#)	$1,500	$1,425,011
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 08/15/27 (#)	2,300	2,226,443
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,044,719
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,543,273
Sirius XM Radio, Inc.:
5.000%, 08/01/27 (#)	1,750	1,675,137
3.875%, 09/01/31 (#)	1,000	816,334
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,545,282
Univision Communications, Inc., 6.625%, 06/01/27 (#)	1,750	1,675,348
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,695,872
		19,439,523

Metals & Mining | 0.8%
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,391,557

Mortgage Real Estate Investment Trusts (REITs) | 1.0%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	1,743	1,639,594

Oil, Gas & Consumable Fuels | 13.8%
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30 (#)	1,705	1,783,791
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,409,109
Civitas Resources, Inc., 8.750%, 07/01/31 (#)	2,000	2,141,900

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Comstock Resources, Inc., 6.750%, 03/01/29 (#)	$1,500	$1,453,679
CVR Energy, Inc., 8.500%, 01/15/29 (#)	1,500	1,506,177
Genesis Energy LP/Genesis Energy Finance Corp., 8.000%, 01/15/27	1,500	1,533,688
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,698,133
Kodiak Gas Services LLC, 7.250%, 02/15/29 (#)	1,750	1,793,883
Nabors Industries, Inc., 9.125%, 01/31/30 (#)	1,500	1,553,902
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,642,112
Sunoco LP/Sunoco Finance Corp., 4.500%, 04/30/30	2,000	1,850,059
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	1,250	1,195,923
Transocean, Inc., 8.750%, 02/15/30 (#)	2,070	2,173,247
Vital Energy, Inc., 7.875%, 04/15/32 (#)	1,500	1,524,885
		23,260,488

Software | 2.8%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	1,200	1,114,532
Cloud Software Group, Inc.:
6.500%, 03/31/29 (#)	1,000	960,315
9.000%, 09/30/29 (#)	1,000	970,220
NCR Voyix Corp., 5.125%, 04/15/29 (#)	1,750	1,648,074
		4,693,141

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  21

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Specialty Retail | 3.4%
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	$987	$935,150
5.000%, 02/15/32 (#)	750	679,506
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 01/15/29 (#)	500	455,330
6.750%, 01/15/30 (#)	1,250	1,097,696
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	923,742
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,579,383
		5,670,807

Technology Hardware, Storage & Peripherals | 2.1%
NCR Atleos Corp., 9.500%, 04/01/29 (#)	1,500	1,621,112
Seagate HDD Cayman, 4.091%, 06/01/29	2,083	1,921,567
		3,542,679

Trading Companies & Distributors | 3.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 07/15/27 (#)	2,000	1,939,097
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	2,000	1,968,702
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,685,060
		5,592,859

Total Corporate Bonds (Cost $164,902,424)		155,613,572

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US High Yield Portfolio (concluded)

Exchange-Traded Funds | 4.5%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $7,525,941)	97,724	$7,538,429

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 1.5%
Fixed Income Clearing Corp. 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $2,682,800 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $2,519,553) Proceeds of $2,471,089 (Cost $2,470,000)	$2,470	$2,470,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $130,286)	130,286	$130,286

Total Investments | 98.6% (Cost $175,028,651)		$165,752,287

Cash and Other Assets in Excess of Liabilities | 1.4%		2,370,739

Net Assets | 100.0%		$168,123,026

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  23

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio

Asset-Backed Securities | 12.2%

Financial Services | 4.7%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/37 (#)	$706	$668,969
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.530%, 03/15/61 (#)	471	431,618
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61 (#)	500	445,489
		1,546,076

Ground Transportation | 1.2%
TRP LLC, Series 2021-1, Class A, 2.070%, 06/19/51 (#)	431	389,570

Real Estate Management & Development | 4.3%
Progress Residential Trust, Series 2020-SFR3, Class A, 1.294%, 10/17/27 (#)	742	706,151
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 07/17/38	748	694,108
		1,400,259

Specialty Retail | 2.0%
CARS-DB4 LP, Series 2020-1A, Class A1, 2.690%, 02/15/50 (#)	665	650,303

Total Asset-Backed Securities (Cost $3,896,716)		3,986,208

Corporate Bonds | 27.2%

Aerospace & Defense | 1.0%
Boeing Co., 2.196%, 02/04/26	350	328,956

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (continued)

Automobiles | 2.5%
American Honda Finance Corp., 5.250%, 07/07/26	$800	$801,438

Banks | 12.2%
Bank of America Corp., 4.000%, 01/22/25	1,050	1,040,007
Citigroup, Inc., 2.014% (SOFR + 0.694%), 01/25/26 (§)	1,075	1,051,928
Goldman Sachs Group, Inc., 3.500%, 04/01/25	900	886,236
JPMorgan Chase & Co., 2.301% (SOFR + 1.160%), 10/15/25 (§)	1,000	989,950
		3,968,121

Biotechnology | 2.1%
Amgen, Inc., 5.250%, 03/02/25	675	673,634

Consumer Finance | 3.1%
American Express Co., 2.500%, 07/30/24	1,000	1,000,000

Diversified Telecommunication Services | 2.1%
T-Mobile USA, Inc., 2.625%, 04/15/26	725	689,515

Oil, Gas & Consumable Fuels | 2.1%
Phillips 66 Co., 3.605%, 02/15/25	700	690,184

Software | 2.1%
Oracle Corp., 2.500%, 04/01/25	700	683,784

Total Corporate Bonds (Cost $8,819,308)		8,835,632

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  25

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (concluded)

Mortgage-Backed Securities | 2.0%
Federal Home Loan Mortgage Corp.: 4.250%, 08/14/26 (Cost $642,146)	$650	$641,538

U.S. Treasury Securities | 57.8%
U.S. Treasury Notes:
4.500%, 04/15/27	4,825	4,817,838
4.500%, 05/15/27	3,220	3,215,723
4.625%, 06/15/27	10,725	10,756,002
(Cost $18,754,869)		18,789,563

Repurchase Agreements | 0.2%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $76,100 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $71,534) Proceeds of $70,031 (Cost $70,000)	70	70,000

Description	Shares	Fair Value

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $10,872)	10,872	$10,872

Total Investments | 99.4% (Cost $32,193,911)		$32,333,813

Cash and Other Assets in Excess of Liabilities | 0.6%		183,646

Net Assets | 100.0%		$32,517,459

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Financial Statements

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2024 (N-CSR Item 7) (unaudited)

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2024, these securities amounted to the percentage of net assets for each Portfolio as follows:

Portfolio	Percentage of Net Assets

US High Yield	76.1%
US Short Duration Fixed Income	10.1%

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2024.

Security Abbreviations:

REITs	— Real Estate Investment Trusts
SOFR	— Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  27

The Lazard Funds, Inc. Statements of Assets and Liabilities
(N-CSR Item 7) (unaudited)

June 30, 2024	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio

ASSETS
Investments in securities, at fair value	$12,390,551	$165,752,287
Receivables for:
Dividends and interest	40,277	2,565,894
Capital stock sold	—	1,072
Cash collateral pledged for futures contracts	11,800	—
Amount due from Investment Manager (Note 3)	—	—
Total assets	12,442,628	168,319,253

LIABILITIES
Payables for:
Management fees	11,308	50,995
Accrued professional services	31,587	30,566
Accrued custodian fees	12,179	29,406
Accrued shareholders’ reports	2,498	11,120
Accrued administration fees	8,996	6,407
Accrued directors’ fees	1,164	5,380
Accrued distribution fees	30	452
Capital stock redeemed	—	50,866
Distributions to shareholders	—	2,866
Variation margin on open futures contracts	1,252	—
Other accrued expenses and payables	1,504	8,169
Total liabilities	70,518	196,227
Net assets	$12,372,110	$168,123,026

NET ASSETS
Paid in capital	$12,001,720	$203,038,473
Distributable earnings (Accumulated loss)	370,390	(34,915,447)
Net assets	$12,372,110	$168,123,026

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Financial Statements

Lazard US Short Duration Fixed Income Portfolio

$32,333,813

205,353
—
—
52,385
32,591,551

—
25,931
10,037
5,480
3,567
2,257
—
22,841
—
—
3,979
74,092
$32,517,459

$35,680,628
(3,163,169)
$32,517,459

Semi-Annual Financial Statements  29

June 30, 2024	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio

Institutional Shares
Net assets	$12,227,985	$165,132,694
Shares of capital stock outstanding*	1,160,505	9,282,458
Net asset value, offering and redemption price per share	$10.54	$17.79

Open Shares
Net assets	$144,125	$2,979,060
Shares of capital stock outstanding*	13,678	166,696
Net asset value, offering and redemption price per share	$10.54	$17.87

R6 Shares
Net assets	—	$11,272
Shares of capital stock outstanding*	—	632	†
Net asset value, offering and redemption price per share*	—	$17.85

Cost of investments in securities	$12,017,016	$175,028,651

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares value is rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Financial Statements

Lazard US Short Duration Fixed Income Portfolio

$32,499,535
3,438,786

$9.45

$17,924
1,894

$9.46

—
—

—
$32,193,911

Semi-Annual Financial Statements  31

The Lazard Funds, Inc. Statements of Operations
(N-CSR Item 7) (unaudited)

For the Six Months Ended June 30, 2024	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio

Investment Income (Loss)
Income
Interest	$127,689	$4,352,053
Dividends	20,293	148,176
Total investment income	147,982	4,500,229
Expenses
Management fees (Note 3)	32,307	463,224
Custodian fees	18,634	46,165
Professional services	8,461	29,331
Registration fees	13,790	19,439
Administration fees	13,434	19,147
Shareholders’ reports	2,976	14,048
Shareholders’ services	4,037	10,933
Directors’ fees and expenses	2,584	9,670
Distribution fees (Open Shares)	222	3,708
Other^	1,912	7,236
Total gross expenses	98,357	622,901
Management fees waived and expenses reimbursed	(57,701)	(154,831)
Total net expenses	40,656	468,070
Net investment income (loss)	107,326	4,032,159
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	36,789	(2,103,394)
Futures contracts	28,266	—
Total net realized gain (loss)	65,055	(2,103,394)
Net change in unrealized appreciation (depreciation) on:
Investments	(148,086)	838,568
Futures contracts	(7,184)	—
Total net change in unrealized appreciation (depreciation)	(155,270)	838,568
Net realized and unrealized gain (loss)	(90,215)	(1,264,826)
Net increase (decrease) in net assets resulting from operations	$17,111	$2,767,333

^ Includes interest on line of credit of	$—	$161

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Financial Statements

Lazard US Short Duration Fixed Income Portfolio

$713,060
—
713,060

41,424
15,262
23,317
35,129
10,691
5,180
6,146
4,039
22
3,444
144,654
(78,178)
66,476
646,584

(158,304)
—
(158,304)

(59,146)
—
(59,146)
(217,450)

$429,134

$—

Semi-Annual Financial Statements  33

The Lazard Funds, Inc. Statements of Changes in Net Assets
(N-CSR Item 7) (unaudited)

	Lazard US Convertibles Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$107,326	$206,116
Net realized gain (loss)	65,055	82,703
Net change in unrealized appreciation (depreciation)	(155,270)	512,231
Net increase (decrease) in net assets resulting from operations	17,111	801,050

Distributions to shareholders (Note 2(h))
Net investment income and net realized gains
Institutional Shares	(123,293)	(336,860)
Open Shares	(1,709)	(6,106)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(125,002)	(342,966)

Capital stock transactions
Net proceeds from sales
Institutional Shares	3,156,539	3,461,876
Open Shares	8,629	66,678
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	123,293	336,860
Open Shares	1,709	6,106
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(54,236)	(60,050)
Open Shares	(42,113)	(3,364)
Net increase (decrease) in net assets from capital stock transactions	3,193,821	3,808,106
Total increase (decrease) in net assets	3,085,930	4,266,190
Net assets at beginning of period	9,286,180	5,019,990
Net assets at end of period	$12,372,110	$9,286,180

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Financial Statements

Lazard US High Yield Portfolio		Lazard US Short Duration Fixed Income Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

$4,032,159	$9,244,366	$646,584	$1,414,577
(2,103,394)	(9,406,959)	(158,304)	(1,260,686)
838,568	18,383,423	(59,146)	1,463,926

2,767,333	18,220,830	429,134	1,617,817

(4,003,937)	(9,199,641)	(646,385)	(1,411,919)
(68,073)	(125,017)	(322)	(577)
(265)	(398)	—	—
(4,072,275)	(9,325,056)	(646,707)	(1,412,496)

6,016,899	26,230,303	6,555,000	656,347
9,656	980,467	1,001	3,353
—	9,000	—	—

3,955,565	9,100,919	641,443	1,377,893
64,307	107,031	322	577
265	398	—	—

(13,847,543)	(96,653,345)	(4,841,385)	(30,451,361)
(109,980)	(1,151,214)	(3,193)	(789)

(3,910,831)	(61,376,441)	2,353,188	(28,413,980)
(5,215,773)	(52,480,667)	2,135,615	(28,208,659)
173,338,799	225,819,466	30,381,844	58,590,503
$168,123,026	$173,338,799	$32,517,459	$30,381,844

Semi-Annual Financial Statements  35

	Lazard US Convertibles Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	855,258	490,000
Shares sold	298,633	339,175
Shares issued to shareholders from reinvestment of distributions	11,755	31,885
Shares redeemed	(5,141)	(5,802)
Net increase (decrease)	305,247	365,258
Shares outstanding at end of period	1,160,505	855,258

Open Shares
Shares outstanding at beginning of period	16,707	10,000
Shares sold	813	6,445
Shares issued to shareholders from reinvestment of distributions	163	577
Shares redeemed	(4,005)	(315)
Net increase (decrease)	(3,029)	6,707
Shares outstanding at end of period	13,678	16,707

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Financial Statements

Lazard US High Yield Portfolio		Lazard US Short Duration Fixed Income Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

9,501,245	13,164,575	3,192,502	6,203,400
337,959	1,527,640	690,501	69,565

223,168	528,878	67,912	145,976
(779,914)	(5,719,848)	(512,129)	(3,226,439)
(218,787)	(3,663,330)	246,284	(3,010,898)
9,282,458	9,501,245	3,438,786	3,192,502

168,715	172,536	2,091	1,757
541	56,835	105	356

3,612	6,187	34	61
(6,172)	(66,843)	(336)	(83)
(2,019)	(3,821)	(197)	334
166,696	168,715	1,894	2,091

617	66	—	—
—	528	—	—

15	23	—	—
15	551	—	—
632	617	—	—

Semi-Annual Financial Statements  37

The Lazard Funds, Inc. Financial Highlights

(N-CSR Item 7) (unaudited)

LAZARD US CONVERTIBLES PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†	Year Ended 12/31/23	For the period 12/30/22* to 12/31/22

Institutional Shares
Net asset value, beginning of period	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.27	— (b)
Net realized and unrealized gain (loss)	(0.09)	0.74	0.04
Total from investment operations	0.01	1.01	0.04
Less distributions from:
Net investment income	(0.12)	(0.26)	—
Net realized gains	—	(0.14)	—
Total distributions	(0.12)	(0.40)	—
Net asset value, end of period	$10.54	$10.65	$10.04
Total Return (c)	0.13%	10.18%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,228	$9,108	$4,920
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%
Gross expenses	1.79%	4.59%	3.08%
Net investment income (loss)	2.00%	2.55%	-0.75%
Portfolio turnover rate	18%	22%	0%

Open Shares
Net asset value, beginning of period	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.24	— (b)
Net realized and unrealized gain (loss)	(0.09)	0.75	0.04
Total from investment operations	—	0.99	0.04
Less distributions from:
Net investment income	(0.11)	(0.24)	—
Net realized gains	—	(0.14)	—
Total distributions	(0.11)	(0.38)	—
Net asset value, end of period	$10.54	$10.65	$10.04
Total Return (c)	0.00%	9.91%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$144	$178	$100
Ratios to average net assets (d):
Net expenses	1.00%	1.00%	1.00%
Gross expenses	4.14%	6.63%	18.24%
Net investment income (loss)	1.73%	2.32%	-1.00%
Portfolio turnover rate	18%	22%	0%

†	Unaudited
*	The Portfolio commenced operations on December 30, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Financial Statements

LAZARD US HIGH YIELD PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20 *	12/31/19 *

Institutional Shares
Net asset value, beginning of period	$17.92	$16.93	$19.63	$19.80	$19.68	$18.16
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.42	0.76	0.72	0.72	0.80	0.88
Net realized and unrealized gain (loss)	(0.12)	1.00	(2.69)	(0.17)	0.13	1.52
Total from investment operations	0.30	1.76	(1.97)	0.55	0.93	2.40
Less distributions from:
Net investment income	(0.43)	(0.77)	(0.73)	(0.72)	(0.81)	(0.88)
Total distributions	(0.43)	(0.77)	(0.73)	(0.72)	(0.81)	(0.88)
Net asset value, end of period	$17.79	$17.92	$16.93	$19.63	$19.80	$19.68
Total Return (b)	1.69%	10.65%	-10.11%	2.86%	4.96%	13.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$165,133	$170,290	$222,884	$299,518	$298,636	$297,219
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.73%	0.70%	0.70%	0.66%	0.67%	0.67%
Net investment income (loss)	4.79%	4.40%	4.06%	3.64%	4.17%	4.47%
Portfolio turnover rate	33%	26%	7%	30%	26%	21%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  39

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20 *	12/31/19 *

Open Shares
Net asset value, beginning of period	$18.00	$17.01	$19.72	$19.90	$19.76	$18.28
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.40	0.72	0.68	0.67	0.75	0.80
Net realized and unrealized gain (loss)	(0.12)	1.00	(2.70)	(0.17)	0.15	1.48
Total from investment operations	0.28	1.72	(2.02)	0.50	0.90	2.28
Less distributions from:
Net investment income	(0.41)	(0.73)	(0.69)	(0.68)	(0.76)	(0.80)
Total distributions	(0.41)	(0.73)	(0.69)	(0.68)	(0.76)	(0.80)
Net asset value, end of period	$17.87	$18.00	$17.01	$19.72	$19.90	$19.76
Total Return (b)	1.57%	10.35%	-10.32%	2.55%	4.80%	12.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,979	$3,038	$2,935	$3,423	$3,733	$4,170
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.83%
Gross expenses	1.11%	1.08%	1.06%	1.00%	1.03%	1.19%
Net investment income (loss)	4.54%	4.16%	3.81%	3.39%	3.94%	4.18%
Portfolio turnover rate	33%	26%	7%	30%	26%	21%

The accompanying notes are an integral part of these financial statements.

40  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20 *	12/31/19 *

R6 Shares
Net asset value, beginning of period	$17.98	$16.99	$19.69	$19.88	$19.76	$18.68
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.42	0.77	0.77	0.73	0.81	0.92
Net realized and unrealized gain (loss)	(0.12)	0.99	(2.72)	(0.18)	0.11	1.04
Total from investment operations	0.30	1.76	(1.95)	0.55	0.92	1.96
Less distributions from:
Net investment income	(0.43)	(0.77)	(0.75)	(0.74)	(0.80)	(0.88)
Total distributions	(0.43)	(0.77)	(0.75)	(0.74)	(0.80)	(0.88)
Net asset value, end of period	$17.85	$17.98	$16.99	$19.69	$19.88	$19.76
Total Return (b)	1.68%	10.65%	-9.98%	2.80%	4.89%	10.67%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11	$11	$1	$1	$1	$1
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	30.61%	38.30%	241.56%	231.95%	256.05%	858.55%
Net investment income (loss)	4.79%	4.47%	4.30%	3.66%	4.22%	4.55%
Portfolio turnover rate	33%	26%	7%	30%	26%	21%

†	Unaudited
*	On November 17, 2020, the Portfolio effected a 1:4 reverse share split. All per share data prior to November 17, 2020 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  41

LAZARD US SHORT DURATION FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19

Institutional Shares
Net asset value, beginning of period	$9.51	$9.44	$9.83	$9.89	$9.77	$9.70
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18	0.31	0.12	0.02	0.12	0.21
Net realized and unrealized gain (loss)	(0.06)	0.08	(0.38)	(0.06)	0.12	0.07
Total from investment operations	0.12	0.39	(0.26)	(0.04)	0.24	0.28
Less distributions from:
Net investment income	(0.18)	(0.32)	(0.13)	(0.02)	(0.12)	(0.20)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.18)	(0.32)	(0.13)	(0.02)	(0.12)	(0.21)
Net asset value, end of period	$9.45	$9.51	$9.44	$9.83	$9.89	$9.77
Total Return (b)	1.32%	4.26%	-2.68%	-0.39%	2.46%	2.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,500	$30,362	$58,574	$79,247	$87,746	$96,096
Ratios to average net assets (c):
Net expenses	0.40%	0.40%	0.40%	0.36%	0.40%	0.40%
Gross expenses	0.86%	0.66%	0.51%	0.48%	0.47%	0.45%
Net investment income (loss)	3.90%	3.28%	1.28%	0.22%	1.21%	2.18%
Portfolio turnover rate	139%	259%	135%	100%	97%	175%

The accompanying notes are an integral part of these financial statements.

42  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/24†	12/31/23 †	12/31/22 †	12/31/21 †	12/31/20 †	12/31/19 †

Open Shares
Net asset value, beginning of period	$9.52	$9.45	$9.84	$9.90	$9.78	$9.71
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.31	0.10	0.01	0.09	0.19
Net realized and unrealized gain (loss)	(0.06)	0.06	(0.38)	(0.06)	0.12	0.06
Total from investment operations	0.11	0.37	(0.28)	(0.05)	0.21	0.25
Less distributions from:
Net investment income	(0.17)	(0.30)	(0.11)	(0.01)	(0.09)	(0.17)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.17)	(0.30)	(0.11)	(0.01)	(0.09)	(0.18)
Net asset value, end of period	$9.46	$9.52	$9.45	$9.84	$9.90	$9.78
Total Return (b)	1.20%	3.98%	-2.89%	-0.50%	2.20%	2.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18	$20	$17	$22	$29	$16
Ratios to average net assets (c):
Net expenses	0.65%	0.65%	0.62%	0.48%	0.65%	0.69%
Gross expenses	30.48%	29.63%	28.11%	18.10%	14.74%	51.53%
Net investment income (loss)	3.64%	3.24%	1.06%	0.12%	0.96%	1.91%
Portfolio turnover rate	139%	259%	135%	100%	97%	175%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  43

The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2024 (N-CSR Item 7) (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2024, the Fund was comprised of twenty-five no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard US Convertibles Portfolio (“US Convertibles”), the Lazard US High Yield (formerly the Lazard US Corporate Income Portfolio, “US High Yield”), and the Lazard US Short Duration Fixed Income Portfolio (“US Short Duration Fixed Income”). The financial statements of the other twenty-two Portfolios are presented separately.

The Portfolios are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities. Equity securities traded on a securities exchange or market, including exchange-traded option contracts, futures contracts, rights and warrants, and exchange-traded funds, are

44  Semi-Annual Financial Statements

valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board has designated the Investment Manager to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

Semi-Annual Financial Statements  45

Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method and mortgage-backed securities using the level yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward

46  Semi-Annual Financial Statements

currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2024, none of the Portfolios traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

Semi-Annual Financial Statements  47

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2024, the US Convertibles traded in futures contracts.

(e) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities and other assets. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

48  Semi-Annual Financial Statements

During the period ended June 30, 2024, none of the Portfolios traded in options transactions.

(f) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. The change in value, if any, on swap agreements is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

Upon entering into a centrally cleared swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash collateral for swaps in the Statements of Assets and Liabilities. On these transactions,

Semi-Annual Financial Statements  49

the Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

During the period ended June 30, 2024, none of the Portfolios traded in swap agreements.

(g) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2023, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

US High Yield	$(5,106,888)	$(18,255,751)
US Short Duration Fixed Income	(2,503,915)	(632,745)

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2023, the following Portfolios elected to defer such losses as follows:

Portfolio	Post October Capital Loss Deferral	Late Year Ordinary Loss Deferral

US Convertibles	$26,460	$—

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For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

US Convertibles	$12,017,016	$784,045	$406,887	$377,158
US High Yield	175,028,651	541,167	9,817,531	(9,276,364)
US Short Duration Fixed Income	32,193,911	162,319	22,417	139,902

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(h) Dividends and Distributions—For US High Yield and US Short Duration Fixed Income, income dividends are normally declared each business day and paid monthly. For US Convertibles, income dividends are declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently in connection with income distributions. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency and fixed-income transactions, distribution redesignations, certain fixed-income securities and

Semi-Annual Financial Statements  51

expenses, derivatives, wash sales, return of capital distributions, capital loss carryforwards, deemed dividends outstanding, currency straddles and paydown gain/loss. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(i) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as

52  Semi-Annual Financial Statements

of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolios’ investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

US Convertibles	0.60%
US High Yield	0.55
US Short Duration Fixed Income	0.25

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2025 (or such other date as indicated below) if the aggregate direct expenses of each Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of an “Acquired Fund” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The

Semi-Annual Financial Statements  53

Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares

US Convertibles	0.75%	1.00%	N/A	%
US High Yield (a)	0.55	0.80	0.55
US Short Duration Fixed Income (b)	0.40	0.65	N/A

(a)	This agreement will continue in effect until May 1, 2034 for R6 Shares.
(b)	This agreement will continue in effect until May 1, 2034 for Open Shares.

In addition, until May 1, 2025, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess. Further, the Investment Manager will bear the daily expenses incurred in excess of any income produced for US Short Duration Fixed Income.

During the period ended June 30, 2024, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

US Convertibles	$31,774	$23,139	$533	$2,255
US High Yield	148,556	—	4,620	—
US Short Duration Fixed Income	41,402	34,147	22	2,607

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

US High Yield	$30	$1,625

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

54  Semi-Annual Financial Statements

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $252,500, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The

Semi-Annual Financial Statements  55

Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2024 were as follows:

Portfolio	Purchases	Sales

US Convertibles	$4,758,535	$1,890,733
US High Yield	55,282,099	53,927,467
US Short Duration Fixed Income	4,095,242	49,447

	US Government and Treasury Securities
Portfolio	Purchases	Sales

US Short Duration Fixed Income	$40,164,884	$43,761,856

At June 30, 2024, the Investment Manager owned 44.76% of the outstanding shares of US Convertibles.

For the period ended June 30, 2024, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on

56  Semi-Annual Financial Statements

an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2024, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

US High Yield	$450,961	$454,365	6.43%	2

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets

Semi-Annual Financial Statements  57

may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

58  Semi-Annual Financial Statements

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Semi-Annual Financial Statements  59

(c) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(e) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter

60  Semi-Annual Financial Statements

derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(f) Structured Products Risk—Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives

Semi-Annual Financial Statements  61

transactions may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, market or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Use of derivatives transactions may cause a Portfolio to experience losses greater than if a Portfolio had not engaged in such transactions.

(g) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(h) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

•	Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make

62  Semi-Annual Financial Statements

dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

•	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(i) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to

Semi-Annual Financial Statements  63

the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

64  Semi-Annual Financial Statements

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Semi-Annual Financial Statements  65

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2024:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024

US Convertibles
Convertible Corporate Bonds	$—	$10,887,133	$—	$10,887,133
Preferred Stocks*	1,065,830	—	—	1,065,830
Repurchase Agreements	—	410,000	—	410,000
Short-Term Investments	27,588	—	—	27,588
Other Financial Instruments†
Futures	3,623	—	—	3,623
Total	$1,097,041	$11,297,133	$—	$12,394,174
US High Yield
Corporate Bonds*	$—	$155,613,572	$—	$155,613,572
Exchange-Traded Funds	7,538,429	—	—	7,538,429
Repurchase Agreements	—	2,470,000	—	2,470,000
Short-Term Investments	130,286	—	—	130,286
Total	$7,668,715	$158,083,572	$—	$165,752,287
US Short Duration Fixed Income
Asset-Backed Securities	$—	$3,986,208	$—	$3,986,208
Corporate Bonds*	—	8,835,632	—	8,835,632
Mortgage-Backed Securities	—	641,538	—	641,538
U.S. Treasury Securities	—	18,789,563	—	18,789,563
Repurchase Agreements	—	70,000	—	70,000
Short-Term Investments	10,872	—	—	10,872
Total	$10,872	$32,322,941	$—	$32,333,813

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain Level 2 securities were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing

66  Semi-Annual Financial Statements

source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee in accordance with procedures approved by the Board, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities. When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

US Convertibles used derivative instruments, including futures contracts.

US Convertibles used futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

During the period ended June 30, 2024, the approximate average monthly notional exposure for derivative instruments was as follows:

Futures contracts:
Average notional value of contracts – long	$300,000

Semi-Annual Financial Statements  67

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2024:

Assets – Derivative Financial Instruments	Total

Future contracts-Equity contract Unrealized appreciation (a)	$3,623

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2024 was:

Net Realized Gain (Loss) from:	Equity contract	Interest rate contract	Total

Futures contracts	$24,680	$3,586	$28,266

Net Change in Unrealized Appreciation (Depreciation) on:	Equity contract	Interest rate contract	Total

Futures contracts	$3,623	$(10,807)	$(7,184)

As of June 30, 2024, none of the Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

11. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

68  Semi-Annual Financial Statements

The Lazard Funds, Inc. Other Information
(N-CSR Item 7) (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Semi-Annual Financial Statements  69

The Lazard Funds, Inc. Additional Information
(N-CSR Items 8-11) (unaudited)

Changes in Disagreement with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on June 5, 2024 and June 26, 2024, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 26, 2024 meeting, additional information requested by the Independent Directors at the June 5, 2024 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds and other clients of the Investment Manager, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and whether potential

70  Semi-Annual Financial Statements

economies have been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2024, the Lazard Funds complex of 30 active funds comprised approximately $19.3 billion of the approximately $250.4 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

Semi-Annual Financial Statements  71

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $19.3 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

•	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense comparison purposes, based on ISS’s methodology (the “Expense Peer Group”); and

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the Portfolios’ advisory fees and most Portfolios’ net expense ratios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving all or a portion of each Portfolio’s advisory fees

72  Semi-Annual Financial Statements

and/or reimbursing certain expenses for each Portfolio. The Board also received a description of ISS’s methodology for its construction of the Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2024, as applicable, compared to performance for the same time periods to that of:

•	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for performance comparison purposes, based on ISS’s methodology (the “Performance Peer Group”);

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

•	the Portfolio’s benchmark index.

Semi-Annual Financial Statements  73

The Board also received a description of ISS’s methodology for its construction of the Performance Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2023 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

74  Semi-Annual Financial Statements

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each Portfolio had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the June 5, 2024 and June 26, 2024 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $250.4 billion global asset management business.

Semi-Annual Financial Statements  75

•	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

•	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

•	In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement.

Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

76  Semi-Annual Financial Statements

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS026

Lazard Funds

Semi-Annual
Financial Statements

June 30, 2024

Multi-Asset Funds

Lazard Enhanced Opportunities Portfolio
Lazard Opportunistic Strategies Portfolio
Lazard Real Assets Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (N-CSR Item 7)
5	Portfolio Holdings Presented by Asset Class/Sector (N-CSR Item 7)
7	Portfolios of Investments (N-CSR Item 7)
7	Lazard Enhanced Opportunities Portfolio
28	Lazard Opportunistic Strategies Portfolio
31	Lazard Real Assets Portfolio
40	Notes to Portfolios of Investments (N-CSR Item 7)
44	Statements of Assets and Liabilities (N-CSR Item 7)
48	Statements of Operations (N-CSR Item 7)
50	Statements of Changes in Net Assets (N-CSR Item 7)
54	Financial Highlights (N-CSR Item 7)
63	Notes to Financial Statements (N-CSR Item 7)
100	Other Information (N-CSR Item 7)
101	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements  1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

With the outlook for global interest rates remaining uncertain during the first six months of 2024, the market pendulum swung from optimism that interest rates would be cut to pessimism that rates would remain “higher for longer,” and back to optimism that rate reductions were likely in the near future. These swings in investor sentiment occurred amid signs that inflationary pressure remained persistent during the period.

Despite enduring nearly 4,000 basis points (“bps”) of interest rate hikes from late 2021 to the end of 2023, concerns about inflation continued to hang over the markets during the period, putting the focus squarely on the interest rate policy paths of key central banks. All eyes were on the US, where the initial optimism about a potential rate-cutting cycle by the Federal Reserve (the “Fed”) fizzled amid worse-than-expected inflation data for the first three month of 2024. The discouraging numbers stoked fears that the Fed’s progress in slowing price growth had stalled, opening the door for no rate cuts in 2024 or perhaps additional rate hikes. As expected, the Fed held interest rates steady throughout the first half of 2024, leaving rates at their highest level in nearly 23 years. With inflation data in April and May 2024 turning positive again, investors were relieved when the Fed stated that an interest rate hike was unlikely, though it did acknowledge that progress in driving domestic inflation down towards its 2% target had slowed. In a further acknowledgment that domestic inflation has been stickier than anticipated, the Fed predicted in June that it will likely lower borrowing costs just once in 2024—down from the three rate cuts it had projected late last year—and reiterated its warning that it would not move until it saw more data indicating that inflation was slowing sustainably. By the end of June, traders in futures markets were betting that the Fed would lower interest rates by 25 bps in September 2024.

While persistent inflationary pressure forced the Fed to maintain a restrictive monetary policy stance during the period, the interest rate outlook in Europe was brighter. In the eurozone, the European Central Bank (the “ECB”) lowered interest rates for the first time in

2  Semi-Annual Financial Statements

nearly five years with a decrease of 25 bps in June 2024. While the ECB cited a marked improvement in the eurozone’s inflation outlook as the reason behind its pivot to a less restrictive monetary policy stance, it also warned that price pressure remained strong and that it was not committed to a particular rate path. The ECB, the Swiss National Bank, the Riksbank (the central bank of Sweden) and the Bank of Canada were the first major central banks to cut interest rates in 2024.

In contrast to this global trend of reducing interest rates, a completely different dynamic was playing out in Japan where the Bank of Japan (the “BOJ”) announced in March that it was raising interest rates for the first time in 17 years. In doing so, it ended eight years of negative rates and scrapped its policy of buying Japanese government bonds to limit how high market rates can climb. The BOJ’s more hawkish stance came as the yen weakened significantly in the period, depreciating 12.3% against the US dollar.

Against this backdrop, global equity markets rose sharply in the first six months of the year, with the MSCI All Country World Index climbing 11.3%. Investors’ appetites for stocks were driven largely by a frenzy over artificial intelligence (AI), with US-based AI chip designer NVIDIA at the forefront. NVIDIA’s blockbuster quarterly earnings reverberated across global stock markets, sparking a strong, broad-based rally that was especially beneficial to shares of technology companies linked to AI and raising hopes that the resultant enthusiasm would support economic growth worldwide. Notably, the S&P 500—the bellwether of the US stock market—outperformed the broader global market index, surging 15.3%. Shares of NVIDIA gained an impressive 150% in the period, accounting for 30% of the S&P 500’s overall appreciation.

Meanwhile, yields in global bond markets rose again, leading in the Bloomberg Global Aggregate Index to fall 3.2% in the period. Persistent core inflation and solid growth pushed back expectations for the start of, and the magnitude of, the incoming central bank rate-cutting cycles. Hawkish sentiment also kept yield curves inverted. Coupon income provided a performance ballast during the first half of the year, but most indices still lost ground.

Semi-Annual Financial Statements  3

The solid economic fundamentals and attractive absolute yield levels led to a moderate tightening in credit spreads. With tighter spreads and a favorable carry profile, high yield bonds delivered solid performance over the reporting period. Emerging markets debt recorded low single-digit gains in hard currency, while local bonds underperformed and delivered a negative performance contribution in the first half of 2024. The more hawkish Fed led to a stronger US dollar versus a basket of US trade partners’ currencies, despite the low volatility regime in risk assets.

The complex market conditions in the first half of 2024 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and bottom-up security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

4  Semi-Annual Financial Statements

The Lazard Funds, Inc. (N-CSR Item 7)

Portfolio Holdings Presented by Asset Class/Sector June 30, 2024 (unaudited)

	Lazard Enhanced Opportunities Portfolio
Asset Class/Sector	Long	^	Short	†

Convertible Corporate Bonds
Communication Services	6.4%		—%
Consumer Discretionary	8.0		–0.6
Consumer Staples	0.6		—
Energy	2.6		—
Financials	6.8		—
Health Care	14.8		—
Industrials	8.0		–0.3
Information Technology	19.0		—
Materials	1.6		—
Real Estate	1.0		—
Utilities	0.1		—
Equity
Communication Services	—		–4.2
Consumer Discretionary	0.1		–5.7
Consumer Staples	—		–0.8
Energy	—		–3.1
Financials	—		–4.4
Health Care	0.0	#	–11.0
Industrials	0.2		–17.4
Information Technology	0.0	#	–13.4
Materials	0.5		–3.0
Real Estate	—		–0.5
Utilities	—		–0.1
Purchase Options	0.5		—
U.S. Treasury Securities	25.5		–35.5
Warrants	0.0		0.0
Short-Term Investments	4.3		—
Total Investments	100.0%		–100.0%

^	Represents percentage of total investments excluding securities sold short.
†	Represents percentage of total securities sold short.
#	Amount is less than 0.05%.

Semi-Annual Financial Statements  5

Asset Class/Sector	Lazard Opportunistic Strategies Portfolio **	Lazard Real Assets Portfolio

Equity*
Communication Services	5.5%	1.3%
Consumer Discretionary	8.0	0.3
Consumer Staples	3.8	—
Energy	2.3	6.5
Financials	8.5	—
Health Care	6.7	—
Industrials	7.6	6.7
Information Technology	23.3	—
Materials	1.8	1.2
Real Estate	1.3	40.7
Utilities	1.4	16.0
Commodity	1.9	—
Exchange-Traded Funds	—	6.1
Fixed Income	22.5	—
Repurchase Agreement	5.1	—
Short-Term Investments	0.3	21.2
Total Investments	100.0%	100.0%

*	Represents percentage of total investments.
**	The sector breakdown includes the underlying holdings of exchange-traded funds held by the Portfolio.

6  Semi-Annual Financial Statements

The Lazard Funds, Inc. Portfolios of Investments (N-CSR Item 7)

June 30, 2024 (unaudited)

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 1.5%

Canada | 1.0%
Ivanhoe Mines Ltd., Class A (*)	28,851	$371,312

China | 0.2%
Alibaba Group Holding Ltd. ADR (±)	1,148	82,656

United States | 0.3%
Coherus Biosciences, Inc. (*), (±)	3,493	6,043
Evolent Health, Inc., Class A (*)	695	13,289
Granite Construction, Inc. (±)	1,688	104,605
JetBlue Airways Corp. (*), (±)	223	1,358
Mitek Systems, Inc. (*)	52	581
		125,876

Total Common Stocks (Cost $465,153)		579,844

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Convertible Corporate Bonds | 121.9%

Austria | 0.8%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	400	$339,491

Brazil | 0.2%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), («), (±)	USD	616	86,240

Canada | 2.8%
Fortuna Silver Mines, Inc., 3.750%, 06/30/29 (#), (±)	USD	184	192,464

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  7

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Shopify, Inc., 0.125%, 11/01/25 (±)	USD	825	$772,200
SSR Mining, Inc., 2.500%, 04/01/39 (±)	USD	52	47,198
StorageVault Canada, Inc., 5.000%, 03/31/28 (±)	CAD	121	81,973
			1,093,835

China | 0.5%
JD.com, Inc., 0.250%, 06/01/29 (#), (±)	USD	22	20,824
Trip.com Group Ltd., 0.750%, 06/15/29 (±)	USD	165	161,758
			182,582

Hong Kong | 2.7%
Cathay Pacific Finance III Ltd., 2.750%, 02/05/26 (±)	HKD	8,000	1,067,531

Singapore | 1.6%
Sea Ltd.:
0.250%, 09/15/26 (±)	USD	67	58,525
2.375%, 12/01/25 (±)	USD	558	597,618
			656,143

United Kingdom | 0.5%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	200	196,896

United States | 112.8%
Airbnb, Inc., 0.000%, 03/15/26 (±)	USD	440	402,565
Alarm.com Holdings, Inc., 2.250%, 06/01/29 (±)	USD	11	10,814
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	65	67,386

The accompanying notes are an integral part of these financial statements.

8  Semi-Annual Financial Statements

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Amyris, Inc., 1.500%, 11/15/26	USD	938	$32,830
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26 (±)	USD	323	414,927
Bill Holdings, Inc.:
0.000%, 12/01/25 (±)	USD	234	216,801
0.000%, 04/01/27 (±)	USD	328	280,276
BioMarin Pharmaceutical, Inc., 0.599%, 08/01/24 (±)	USD	834	829,245
Block, Inc., 0.000%, 05/01/26 (±)	USD	145	130,326
Bloom Energy Corp.:
2.500%, 08/15/25 (±)	USD	708	757,135
3.000%, 06/01/29 (±)	USD	22	19,481
Bread Financial Holdings, Inc., 4.250%, 06/15/28 (±)	USD	463	620,803
Cardlytics, Inc., 4.250%, 04/01/29 (±)	USD	133	108,196
Carnival Corp., 5.750%, 10/01/24 (±)	USD	455	855,400
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	219	241,119
Chart Industries, Inc., 1.000%, 11/15/24 (±)	USD	466	1,150,165
Cheesecake Factory, Inc., 0.375%, 06/15/26 (±)	USD	480	435,488
Chefs’ Warehouse, Inc., 2.375%, 12/15/28 (±)	USD	358	398,941
Chegg, Inc., 0.125%, 03/15/25 (±)	USD	459	426,870
Cloudflare, Inc., 0.000%, 08/15/26 (±)	USD	96	87,480
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	346	254,311
Coinbase Global, Inc., 0.500%, 06/01/26 (±)	USD	462	476,784

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  9

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Collegium Pharmaceutical, Inc., 2.875%, 02/15/29 (±)	USD	58	$64,206
Confluent, Inc., 0.000%, 01/15/27 (±)	USD	318	275,388
CONMED Corp., 2.250%, 06/15/27 (±)	USD	438	392,235
Cracker Barrel Old Country Store, Inc., 0.625%, 06/15/26 (±)	USD	553	491,344
CSG Systems International, Inc., 3.875%, 09/15/28 (±)	USD	307	285,970
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	146	22,353
Datadog, Inc., 0.125%, 06/15/25 (±)	USD	24	34,860
Dayforce, Inc., 0.250%, 03/15/26 (±)	USD	221	202,436
Desktop Metal, Inc., 6.000%, 05/15/27 (±)	USD	211	124,849
DraftKings Holdings, Inc., 0.000%, 03/15/28 (±)	USD	221	184,204
Dropbox, Inc.:
0.000%, 03/01/26 (±)	USD	265	248,040
0.000%, 03/01/28 (±)	USD	111	101,496
Eagle Bulk Shipping, Inc., 5.000%, 08/01/24 (±)	USD	1,041	2,197,655
Encore Capital Group, Inc., 4.000%, 03/15/29 (±)	USD	616	571,032
Enphase Energy, Inc., 0.000%, 03/01/26 (±)	USD	545	496,627
Envestnet, Inc.:
0.750%, 08/15/25 (±)	USD	550	533,225
2.625%, 12/01/27 (±)	USD	222	238,983
Evolent Health, Inc.:
1.500%, 10/15/25 (±)	USD	593	574,469
3.500%, 12/01/29 (±)	USD	83	75,094

The accompanying notes are an integral part of these financial statements.

10  Semi-Annual Financial Statements

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

EZCORP, Inc.:
2.875%, 07/01/24	USD	637	$690,821
3.750%, 12/15/29 (±)	USD	332	382,774
Fisker, Inc., 2.500%, 09/15/26 («), (±)	USD	772	3,937
Granite Construction, Inc., 3.250%, 06/15/30 (±)	USD	87	90,045
Green Plains, Inc., 2.250%, 03/15/27 (±)	USD	267	237,808
Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	708	761,631
Guardant Health, Inc., 0.000%, 11/15/27 (±)	USD	22	17,068
Guidewire Software, Inc., 1.250%, 03/15/25 (±)	USD	1,038	1,302,690
Haemonetics Corp.:
0.000%, 03/01/26 (±)	USD	223	201,035
2.500%, 06/01/29 (±)	USD	22	21,659
Halozyme Therapeutics, Inc., 0.250%, 03/01/27 (±)	USD	263	252,035
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	42	40,924
INOTIV, Inc., 3.250%, 10/15/27 (±)	USD	420	164,723
Insulet Corp., 0.375%, 09/01/26 (±)	USD	678	741,901
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25 (±)	USD	907	857,338
iRhythm Technologies, Inc., 1.500%, 09/01/29 (±)	USD	11	11,061
Ironwood Pharmaceuticals, Inc., 1.500%, 06/15/26 (±)	USD	22	20,752
Itron, Inc., 1.375%, 07/15/30 (±)	USD	76	75,392
Jamf Holding Corp., 0.125%, 09/01/26 (±)	USD	412	365,297

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  11

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Jazz Investments I Ltd., 1.500%, 08/15/24 (±)	USD	1,053	$1,047,735
Lantheus Holdings, Inc., 2.625%, 12/15/27 (±)	USD	214	266,939
Liberty Broadband Corp.:
3.125%, 03/31/53 (±)	USD	55	52,891
3.125%, 06/30/54	USD	654	660,342
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	346	119,491
3.750%, 02/15/30 (±)	USD	1,035	362,250
Liberty Media Corp., 2.375%, 09/30/53 (±)	USD	654	702,723
Live Nation Entertainment, Inc., 3.125%, 01/15/29 (±)	USD	22	24,374
Livent Corp., 4.125%, 07/15/25 (±)	USD	478	554,719
Marcus Corp., 5.000%, 09/15/25 (±)	USD	221	260,227
Maxeon Solar Technologies Ltd., Series A 9.500%, 01/15/28	USD	372	243,463
Maxeon Solar Technologies Ltd., Series B 9.500%, 01/15/28	USD	174	78,329
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	282	266,371
Microchip Technology, Inc., 0.750%, 06/01/30 (±)	USD	22	22,268
MicroStrategy, Inc.:
0.000%, 02/15/27 (±)	USD	22	26,428
0.875%, 03/15/31 (±)	USD	20	17,500
2.250%, 06/15/32 (±)	USD	660	627,673
Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29 (±)	USD	18	24,199
Natera, Inc., 2.250%, 05/01/27 (±)	USD	457	1,298,737
National Vision Holdings, Inc., 2.500%, 05/15/25 (±)	USD	289	279,607

The accompanying notes are an integral part of these financial statements.

12  Semi-Annual Financial Statements

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

NCL Corp. Ltd.:
5.375%, 08/01/25 (±)	USD	428	$521,411
1.125%, 02/15/27 (±)	USD	577	538,665
2.500%, 02/15/27 (±)	USD	123	117,327
NeoGenomics, Inc., 1.250%, 05/01/25 (±)	USD	642	626,351
Okta, Inc.:
0.125%, 09/01/25 (±)	USD	598	566,293
0.375%, 06/15/26 (±)	USD	699	641,832
OPKO Health, Inc., 3.750%, 01/15/29 (±)	USD	346	397,259
Pacira BioSciences, Inc.:
0.750%, 08/01/25 (±)	USD	394	370,557
2.125%, 05/15/29 (±)	USD	55	54,808
PAR Technology Corp., 2.875%, 04/15/26 (±)	USD	277	354,006
Parsons Corp., 0.250%, 08/15/25 (±)	USD	310	563,076
Pegasystems, Inc., 0.750%, 03/01/25 (±)	USD	1,448	1,398,768
PetIQ, Inc., 4.000%, 06/01/26 (±)	USD	31	33,084
Plug Power, Inc., 7.000%, 06/01/26 (±)	USD	19	17,375
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	614	326,771
Q2 Holdings, Inc.:
0.125%, 11/15/25 (±)	USD	36	33,828
0.750%, 06/01/26 (±)	USD	700	698,417
Rapid7, Inc.:
0.250%, 03/15/27 (±)	USD	22	19,770
1.250%, 03/15/29 (±)	USD	10	9,479
Redfin Corp., 0.500%, 04/01/27 (±)	USD	270	150,234
Repay Holdings Corp., 0.000%, 02/01/26 (±)	USD	51	46,859

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  13

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

RingCentral, Inc., 0.000%, 03/15/26 (±)	USD	241	$219,382
Rocket Lab USA, Inc., 4.250%, 02/01/29 (±)	USD	20	23,413
Seagate HDD Cayman, 3.500%, 06/01/28 (±)	USD	22	30,302
Shift Technologies, Inc., 4.750%, 05/15/26 («), (±)	USD	850	3,188
Shift4 Payments, Inc.:
0.000%, 12/15/25 (±)	USD	111	128,180
0.500%, 08/01/27 (±)	USD	68	64,566
SMART Global Holdings, Inc., 2.000%, 02/01/29 (±)	USD	270	336,150
Snap, Inc.:
0.750%, 08/01/26 (±)	USD	219	235,261
0.000%, 05/01/27 (±)	USD	111	92,485
0.500%, 05/01/30 (±)	USD	22	22,770
SoFi Technologies, Inc.,
0.000%, 10/15/26 (±)	USD	35	30,415
1.250%, 03/15/29 (±)	USD	361	337,174
SolarEdge Technologies, Inc., 2.250%, 07/01/29 (±)	USD	143	138,424
Sphere Entertainment Co., 3.500%, 12/01/28 (±)	USD	39	47,641
Spotify USA, Inc., 0.000%, 03/15/26 (±)	USD	204	194,616
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	434	392,770
Super Micro Computer, Inc., 0.000%, 03/01/29 (±)	USD	220	220,913
Tandem Diabetes Care, Inc., 1.500%, 03/15/29 (±)	USD	657	906,988
Transocean, Inc., 4.625%, 09/30/29 (±)	USD	646	1,153,110

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Financial Statements

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Uber Technologies, Inc.:
0.000%, 12/15/25 (±)	USD	22	$23,639
0.875%, 12/01/28 (±)	USD	10	11,915
UGI Corp., 5.000%, 06/01/28 (±)	USD	55	54,973
Unity Software, Inc., 0.000%, 11/15/26 (±)	USD	349	302,408
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	709	715,647
Veeco Instruments, Inc.:
3.500%, 01/15/25 (±)	USD	63	123,465
3.750%, 06/01/27 (±)	USD	130	435,561
Verint Systems, Inc., 0.250%, 04/15/26 (±)	USD	319	295,713
Viavi Solutions, Inc., 1.625%, 03/15/26 (±)	USD	530	505,487
Vishay Intertechnology, Inc., 2.250%, 09/15/30 (±)	USD	48	45,576
Wayfair, Inc., 0.625%, 10/01/25 (±)	USD	1,157	1,078,917
Western Digital Corp., 3.000%, 11/15/28 (±)	USD	20	31,890
Winnebago Industries, Inc., 3.250%, 01/15/30 (±)	USD	12	11,205
WisdomTree, Inc., 5.750%, 08/15/28 (±)	USD	119	146,248
Zillow Group, Inc., 1.375%, 09/01/26 (±)	USD	88	106,974

Zscaler, Inc., 0.125%, 07/01/25 (±)	USD	44	59,288
			44,519,790

Total Convertible Corporate Bonds (Cost $49,355,860)			48,142,508

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  15

		Number of	Exercise	Notional	Fair
Description	Counterparty	Contracts	Price	Amount	Value

Lazard Enhanced Opportunities Portfolio (continued)

Purchased Options | 1.0%

Call
Apellis Pharmaceuticals, Inc., Expires 07/19/24	MSC	11	$50	$1,100	$55
Arcadium Lithium PLC, Expires 07/19/24	MSC	44	9	4,400	154
Coherus Biosciences, Inc., Expires 11/15/24	MSC	43	3	4,300	860
Enphase Energy, Inc., Expires 07/19/24	MSC	5	130	500	140
Enphase Energy, Inc., Expires 07/26/24	MSC	6	125	600	822
Evolent Health, Inc., Expires 07/19/24	MSC	11	25	1,100	275
Expedia Group, Inc., Expires 07/19/24	MSC	4	150	400	20
Ironwood Pharmaceuticals, Inc., Expires 08/16/24	MSC	11	8	1,100	330
Lyft, Inc., Expires 07/19/24	MSC	22	16	2,200	286
Marriott Vacations Worldwide Corp., Expires 07/19/24	MSC	11	95	1,100	286
Match Group, Inc., Expires 07/19/24	MSC	11	32	1,100	363
Maxeon Solar Technologies, Ltd., Expires 07/19/24	MSC	434	2	43,400	2,170
Norwegian Cruise Line Holdings Ltd., Expires 07/19/24	MSC	21	24	2,100	21
Shift4 Payments, Inc., Expires 07/19/24	MSC	14	78	1,400	1,750

Put
Maxeon Solar Technologies, Ltd., Expires 07/19/24	MSC	2,609	10	260,900	375,530

Total Purchased Options (Cost $367,207)					383,062

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

U.S. Treasury Securities | 45.2%
U.S. Treasury Bills:
0.000%, 07/16/24 (±)	USD	65	$64,858
0.000%, 08/27/24 (±)	USD	1,547	1,534,153
0.000%, 09/17/24 (±)	USD	895	884,886
0.000%, 09/24/24 (±)	USD	2,290	2,261,819
0.000%, 10/01/24 (±)	USD	2,085	2,057,239
0.000%, 10/15/24 (±)	USD	5,110	5,031,700
0.000%, 10/22/24 (±)	USD	6,100	6,000,243

Total U.S. Treasury Securities (Cost $17,834,438)			17,834,898

Description	Shares	Fair Value

Warrants | 0.0%

Singapore | 0.0%
Maxeon Solar Technologies Ltd. Expires 01/15/28 (*), (¢) (Cost 0)	26,550	$0

Short-Term Investments | 7.6%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $3,003,147)	3,003,147	$3,003,147

Total Investments excluding Securities Sold Short | 177.2% (Cost $71,025,805)		$69,943,459

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  17

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Securities Sold Short | (78.3)%

Common Stocks | (49.7)%

Canada | (1.3)%
Fortuna Silver Mines, Inc.	(20,719)	$(101,316)
Ivanhoe Mines Ltd., Class A	(28,851)	(372,223)
Shopify, Inc., Class A	(649)	(42,866)
SSR Mining, Inc.	(574)	(2,589)
StorageVault Canada, Inc.	(5,153)	(17,553)
		(536,547)
China | (0.2)%
JD.com, Inc. ADR	(210)	(5,426)
Trip.com Group, Ltd. ADR	(1,284)	(60,348)
		(65,774)

Ghana | 0.0%
Kosmos Energy, Ltd.	(445)	(2,465)

Greece | (5.5)%
Star Bulk Carriers Corp.	(89,425)	(2,180,181)

Hong Kong | (1.6)%
Cathay Pacific Airways Ltd.	(612,000)	(625,966)

Jersey | (0.7)%
Arcadium Lithium PLC	(80,521)	(270,551)

Singapore | (0.6)%
Sea Ltd. ADR	(3,568)	(254,827)

United States | (39.8)%
Airbnb, Inc., Class A	(210)	(31,842)
Alarm.com Holdings, Inc.	(79)	(5,020)
American Airlines Group, Inc.	(1,012)	(11,466)

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Apellis Pharmaceuticals, Inc.	(5,136)	$(197,017)
ATI, Inc.	(80)	(4,436)
Block, Inc.	(160)	(10,318)
Bloom Energy Corp., Class A	(21,397)	(261,899)
Bread Financial Holdings, Inc.	(9,711)	(432,722)
Cardlytics, Inc.	(6,145)	(50,450)
Carnival Corp.	(45,198)	(846,107)
Century Aluminum Co.	(10,907)	(182,692)
Chart Industries, Inc.	(7,906)	(1,141,152)
Charter Communications, Inc., Class A	(1,026)	(306,733)
Cheesecake Factory, Inc.	(1,114)	(43,769)
Chefs’ Warehouse, Inc.	(5,948)	(232,626)
Cloudflare, Inc., Class A	(425)	(35,203)
Coinbase Global, Inc. Class A	(571)	(126,893)
Collegium Pharmaceutical, Inc.	(873)	(28,111)
Confluent, Inc. Class A	(597)	(17,629)
CONMED Corp.	(799)	(55,387)
CSG Systems International, Inc.	(1,712)	(70,483)
Cytokinetics, Inc.	(166)	(8,994)
Danimer Scientific, Inc.	(13,592)	(8,199)
Datadog, Inc., Class A	(3,260)	(422,789)
Desktop Metal, Inc.	(7,465)	(30,830)
DraftKings, Inc. Class A	(866)	(33,055)
Dropbox, Inc., Class A Class A	(1,400)	(31,458)
Dynavax Technologies Corp.	(982)	(11,028)
Encore Capital Group, Inc.	(5,070)	(211,571)
Enphase Energy, Inc.	(238)	(23,731)
Envestnet, Inc.	(1,619)	(101,333)
Expedia Group, Inc.	(105)	(13,229)
EZCORP, Inc. Class A	(25,421)	(266,158)
Green Plains, Inc.	(3,546)	(56,240)
Greenbrier Cos., Inc.	(8,747)	(433,414)
Guardant Health, Inc.	(40)	(1,155)
Guidewire Software, Inc.	(7,657)	(1,055,824)
Haemonetics Corp.	(191)	(15,801)
Halozyme Therapeutics, Inc.	(1,649)	(86,342)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  19

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

HubSpot, Inc.	(103)	$(60,748)
Innoviva, Inc.	(877)	(14,383)
Inotiv, Inc.	(5,083)	(8,438)
Insulet Corp.	(1,896)	(382,613)
iRhythm Technologies, Inc.	(51)	(5,490)
Ironwood Pharmaceuticals, Inc.	(558)	(3,638)
Itron, Inc.	(372)	(36,813)
Lantheus Holdings, Inc.	(1,967)	(157,930)
LCI Industries	(97)	(10,028)
Live Nation Entertainment, Inc.	(4,476)	(419,580)
Lyft, Inc., Class A	(96)	(1,354)
MannKind Corp.	(12,994)	(67,829)
Marcus Corp.	(8,588)	(97,646)
Marriott Vacations Worldwide Corp.	(76)	(6,636)
Microchip Technology, Inc.	(82)	(7,503)
MicroStrategy, Inc., Class A	(296)	(407,734)
Mirum Pharmaceuticals, Inc.	(464)	(15,864)
MongoDB, Inc.	(809)	(202,218)
Natera, Inc.	(11,361)	(1,230,283)
Norwegian Cruise Line Holdings Ltd.	(36,398)	(683,918)
Okta, Inc.	(85)	(7,957)
OPKO Health, Inc.	(243,202)	(304,003)
Pacira BioSciences, Inc.	(509)	(14,563)
PAR Technology Corp.	(4,554)	(214,448)
Parsons Corp.	(6,912)	(565,471)
Penn Entertainment, Inc.	(94)	(1,819)
PetIQ, Inc.	(2,527)	(55,746)
Plug Power, Inc.	(3,420)	(7,969)
Porch Group, Inc.	(15,885)	(23,986)
Q2 Holdings, Inc.	(2,718)	(163,977)
Rapid7, Inc.	(134)	(5,793)
Redfin Corp.	(1,328)	(7,981)
Rocket Lab USA, Inc.	(3,265)	(15,672)
Seagate Technology Holdings PLC	(209)	(21,583)
Shift4 Payments, Inc., Class A	(648)	(47,531)
SMART Global Holdings, Inc.	(10,315)	(235,904)

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Snap, Inc., Class A	(7,370)	$(122,416)
SoFi Technologies, Inc.	(24,581)	(162,480)
SolarEdge Technologies, Inc.	(3,275)	(82,727)
Sphere Entertainment Co.	(922)	(32,325)
Spotify Technology SA	(96)	(30,124)
Summit Hotel Properties, Inc. REIT	(9,457)	(56,647)
Super Micro Computer, Inc.	(115)	(94,225)
Tandem Diabetes Care, Inc.	(16,161)	(651,127)
Topgolf Callaway Brands Corp.	(1,250)	(19,125)
Transocean Ltd.	(166,516)	(890,861)
Uber Technologies, Inc.	(253)	(18,388)
UGI Corp.	(1,021)	(23,381)
Varex Imaging Corp.	(5,978)	(88,056)
Veeco Instruments, Inc.	(11,662)	(544,732)
Verint Systems, Inc.	(1,161)	(37,384)
Viavi Solutions, Inc.	(6,059)	(41,625)
Vishay Intertechnology, Inc.	(948)	(21,140)
Western Digital Corp.	(341)	(25,838)
Winnebago Industries, Inc.	(71)	(3,848)
WisdomTree, Inc.	(9,407)	(93,223)
Zillow Group, Inc. Class C	(1,279)	(59,333)
Zscaler, Inc.	(933)	(179,313)
		(15,696,473)

Total Common Stocks (Proceeds $18,427,101)		(19,632,784)

Description		Principal Amount (000)	Fair Value

Convertible Corporate Bonds | (0.8)%

China | (0.5)%
Alibaba Group Holding Ltd., 0.500%, 06/01/31 (#)	USD	(198)	$(189,732)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  21

Description		Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

United States | (0.3)%
JetBlue Airways Corp., 0.500%, 04/01/26	USD	(116)	$(102,329)

Total Convertible Corporate Bonds (Proceeds $294,607)			(292,061)

U.S. Treasury Securities | (27.8)%

United States | (27.8)%
U.S. Treasury Bills, 0.000%, 07/09/24 (Proceeds $10,987,120)	USD	(11,000)	$(10,987,234)

Description	Shares	Fair Value

Warrants | 0.0%

Singapore | 0.0%
Danimer Scientific, Inc. Expires 05/03/29 (*), (¢) (Cost $0)	(4,531)	$0

Total Securities Sold Short (Proceeds $29,708,828)		(30,912,079)

Total Investments | 98.9% (Cost and short proceeds $41,316,977) (»)		39,031,380

Cash and Other Assets in Excess of Liabilities | 1.1%		445,712

Net Assets | 100.0%		$39,477,092

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at June 30, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	60,001	CAD	82,000	SSB	09/26/24	$—	$60
USD	498,317	EUR	464,000	SSB	09/26/24	—	651
USD	325,854	HKD	2,537,000	SSB	09/26/24	214	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$214	$711

Written Options open at June 30, 2024:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value

Put
Coherus Biosciences, Inc.	MSC	37	$ 2	11/15/24	$3,700	$1,241	$(5,920)
Shift4 Payments, Inc.	MSC	14	65	07/19/24	1,400	1,543	(616)
Total Written Options		51				$2,784	$(6,536)

Total Return Swap Agreements open at June 30, 2024:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation

Long Position Contract
USD	NIP	$843,121	11/30/27	ATI, Inc., 3.500%, 06/15/25	5.32%	$346,601	$—
USD	BNP	6,634	10/17/24	Beauty Health Co., 1.250%, 10/01/26	5.32	1,779	—
USD	BNP	1,318,546	10/17/24	Block, Inc., 0.125%, 03/01/25	5.32	4,703	—
USD	BNP	359,093	10/17/24	Cheesecake Factory Inc., 0.375%, 06/15/26	5.32	14,701	—
USD	NIP	946,217	11/30/27	Cloudflare, Inc., 0.000%, 08/15/26	5.32	—	11,275
USD	BNP	283,878	10/17/24	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	5.32	51,543	—
USD	NIP	422,063	11/30/27	Cytokinetics, Inc., 3.500%, 07/01/27	5.32	14,462	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  23

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$1,222,745	11/30/27	Datadog, Inc., 0.125%, 06/15/25	5.32%	$177,465	$—

USD	BNP	987,121	10/17/24	DigitalOcean Holdings, Inc., 0.000%, 12/01/26	5.32	5,301	—

USD	NIP	1,177,115	11/30/27	Dynavax Technologies Corp., 2.500%, 05/15/26	5.32	—	149,627

USD	BNP	401,825	10/17/24	Encore Capital Group, Inc., 3.250%, 10/01/25	5.32	—	25,565

USD	BNP	17,577	10/17/24	Enphase Energy, Inc., 0.000%, 03/01/28	5.32	—	143

USD	BNP	288,747	10/17/24	Etsy, Inc., 0.125%, 10/01/26	5.32	—	11,840

USD	BNP	700,790	10/17/24	Expedia Group, Inc., 0.000%, 02/15/26	5.32	—	1,156

USD	NIP	721,402	11/30/27	Five9, Inc., 0.500%, 06/01/25	5.32	7,006	—

USD	BNP	42,787	10/17/24	Granite Construction, Inc., 3.750%, 05/15/28	5.32	5,212	—

USD	NIP	540,689	11/30/27	Health Catalyst, Inc.	5.32	20,551	—

USD	NIP	1,214,825	11/30/27	HubSpot, Inc., 0.375%, 06/01/25	5.32	140,100	—

USD	BNP	566,371	10/17/24	Innoviva, Inc., 2.125%, 03/15/28	5.32	48,232	—

USD	NIP	240,597	11/30/27	Kosmos Energy Ltd., 3.125%, 03/15/30	5.32	—	10,920

USD	NIP	769,492	11/30/27	LCI Industries 1.125%, 05/15/26	5.32	—	6,269

USD	NIP	713,781	11/30/27	Liberty Media Corp., 2.750%, 12/01/49	5.32	6,219	—

USD	BNP	326,605	10/17/24	Lyft, Inc., 1.500%, 05/15/25	5.32	—	6,384

USD	NIP	931,830	11/30/27	MannKind Corp., 2.500%, 03/01/26	5.32	53,881	—

USD	BNP	867,462	10/17/24	Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	5.32	7,529	—

USD	BNP	49,687	10/17/24	Marriott Vacations Worldwide Corp., 3.250%, 12/01/27	5.32	638	—

USD	BNP	1,253,738	10/17/24	Match Group Financeco 2, Inc., 0.875%, 06/15/26	5.32	2,986	—

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$154,487	10/17/24	MicroStrategy, Inc., 0.625%, 03/15/30	5.32%	$—	$7,341

USD	BNP	389,910	10/17/24	Mitek Systems, Inc., 0.750%, 02/01/26	5.32	30,501	—

USD	BOA	2,456,606	02/12/25- 06/26/25	MongoDB, Inc., 0.250%, 01/15/26	5.32	—	713,728

USD	BNP	424,565	10/17/24	NCL Corp., Ltd., 5.375%, 08/01/25	5.32	45,680	—

USD	BNP	265,210	10/17/24	NCL Corp., Ltd., 1.125%, 02/15/27	5.32	30,729	—

USD	BNP	239,120	10/17/24	NCL Corp., Ltd., 2.500%, 02/15/27	5.32	302	—

USD	BNP	874,164	10/17/24	Pebblebrook Hotel Trust 1.750%, 12/15/26	5.32	14,223	—

USD	NIP	851,241	11/30/27	Penn Entertainment, Inc., 2.750%, 05/15/26	5.32	—	63,876

USD	BNP	397,230	10/17/24	PetIQ, Inc., 4.000%, 06/01/26	5.32	38,195	—

USD	BNP	324,154	10/17/24	Q2 Holdings, Inc., 0.125%, 11/15/25	5.32	3,790	—

USD	BNP	899,311	10/17/24	Repay Holdings Corp., 0.000%, 02/01/26	5.32	12,139	—

USD	NIP	24,705	11/30/27	Repligen Corp., 1.000%, 12/15/28	5.32	—	4,860

USD	BNP	725,422	10/17/24	Sea, Ltd., 2.375%, 12/01/25	5.32	25,349	—

USD	BNP	513,078	10/17/24	Shift4 Payments, Inc., 0.500%, 12/15/25	5.32	—	356

USD	BNP	63,904	10/17/24	Shift4 Payments, Inc., 0.000%, 08/01/27	5.32	1,611	—

USD	NIP	599,485	11/30/27	Snap, Inc., 0.125%, 03/01/28	5.32	57,335	—

USD	BNP	165,134	10/17/24	SoFi Technologies, Inc., 0.000%, 10/15/26	5.32	14,749	—

USD	BNP	117,148	10/17/24	Spotify USA, Inc., 0.000%, 03/15/26	5.32	2,102	—

USD	NIP	785,376	11/30/27	Topgolf Callaway Brands Corp., 2.750%, 05/01/26	5.32	—	75,447

USD	NIP	540,461	11/30/27	Travere Therapeutics, Inc., 2.250%, 03/01/29	5.32	—	110,636

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  25

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$10,718	11/30/27	Veeco Instruments, Inc., 2.875%, 06/01/29	5.32%	$4,824	$—

USD	BNP	647,989	10/17/24	Wayfair, Inc., 1.000%, 08/15/26	5.32	701	—

USD	NIP	613,530	11/30/27	Zscaler, Inc., 0.125%, 07/01/25	5.32	115,440	—

Short Position Contract
USD	NIP	812,259	11/30/27	ATI, Inc.	5.32	—	367,495

USD	BNP	27,546	10/17/24	Block Inc.,	5.32	—	1,153

USD	BNP	30,903	10/17/24	Cheesecake Factory Inc.	5.32	—	2,140

USD	NIP	99,162	11/30/27	Cloudflare, Inc.	5.32	5,564	—

USD	BNP	47,579	10/17/24	Coherus Biosciences, Inc.	5.32	25,975	—

USD	BNP	165,244	10/17/24	Collegium Pharmaceutical, Inc. 5.32		—	51,301

USD	NIP	233,441	11/30/27	Cytokinetics, Inc.	5.32	—	23,264

USD	NIP	659,689	11/30/27	Datadog, Inc.	5.32	—	124,028

USD	BNP	11,051	10/17/24	DigitalOcean Holdings, Inc.	5.32	—	—

USD	NIP	694,128	11/30/27	Dynavax Technologies Corp.	5.32	53,614	—

USD	BNP	304,534	10/17/24	Encore Capital Group, Inc.	5.32	27,530	—

USD	BNP	3,470	10/17/24	Enphase Energy, Inc.	5.32	279	—

USD	BNP	100,446	10/17/24	Etsy, Inc.	5.32	9,381	—

USD	BNP	162,317	10/17/24	Evolent Health, Inc.	5.32	67,615	—

USD	BNP	27,282	10/17/24	Expedia Group, Inc.	5.32	1,958	—

USD	BOA	146,006	07/12/24- 06/25/25	Granite Construction, Inc.	5.32	—	5,208

USD	BNP	33,034	10/17/24	Granite Construction, Inc.	5.32	—	4,971

USD	NIP	1,105,640	11/30/27	HubSpot, Inc.	5.32	—	158,869

USD	BNP	162,055	10/17/24	Innoviva, Inc.	5.32	—	30,744

USD	NIP	139,742	11/30/27	Kosmos Energy, Ltd.	5.32	10,073	—

USD	NIP	139,732	11/30/27	LCI Industries	5.32	12,989	—

USD	BNP	7,699	10/17/24	Lyft, Inc.	5.32	1,608	—

USD	NIP	400,510	11/30/27	MannKind Corp.	5.32	—	51,892

USD	BNP	71,816	10/17/24	Marriott Vacations Worldwide Corp.	5.32	4,842	—

USD	BNP	20,645	10/17/24	Match Group, Inc.	5.32	108	—

USD	BOA	13,714	04/29/25- 05/02/25	Maxeon Solar Technologies, Ltd.	5.32	7,391	—

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$749,301	10/17/24	Maxeon Solar Technologies, Ltd.	5.32%	$725,509	$—

USD	BNP	108,728	10/17/24	MicroStrategy, Inc.	5.32	6,795	—

USD	BNP	61,294	10/17/24	Mitek Systems, Inc.	5.32	117	—

USD	BOA	1,417,185	12/02/24- 06/27/25	MongoDB, Inc.	5.32	487,334	—

USD	BNP	124,857	10/17/24	Norwegian Cruise Line Holdings, Ltd.	5.32	—	9,266

USD	BNP	14,199	10/17/24	Pacira BioSciences, Inc.	5.32	1,668	—

USD	BNP	179,400	10/17/24	Pebblebrook Hotel Trust	5.32	6,066	—

USD	NIP	322,862	11/30/27	Penn Entertainment, Inc.	5.32	40,956	—

USD	BNP	87,226	10/17/24	PetIQ, Inc.	5.32	—	24,751

USD	BNP	37,763	10/17/24	Q2 Holdings, Inc.	5.32	—	14,784

USD	BNP	420	10/17/24	Redfin Corp.	5.32	125	—

USD	BNP	21,523	10/17/24	Repay Holdings Corp.	5.32	361	—

USD	NIP	11,851	11/30/27	Repligen Corp.	5.32	4,161	—

USD	BNP	179,625	10/17/24	Sea, Ltd.	5.32	—	42,634

USD	BNP	289,909	10/17/24	Shift4 Payments, Inc.	5.32	4,357	—

USD	NIP	48,973	11/30/27	Snap, Inc.	5.32	—	11,986

SD	BNP	34,107	10/17/24	SoFi Technologies, Inc.	5.32	2,650	—

USD	BNP	21,255	10/17/24	Spotify Technology SA	5.32	—	1,338

USD	NIP	375,355	11/30/27	Topgolf Callaway Brands Corp.	5.32	56,610	—

USD	NIP	97,899	11/30/27	Travere Therapeutics, Inc.	5.32	21,297	—

USD	NIP	7,018	11/30/27	Veeco Instruments, Inc.	5.32	—	4,706

USD	BNP	69,596	10/17/24	Wayfair, Inc.	5.32	—	693

USD	NIP	303,348	11/30/27	Zscaler, Inc.	5.32	—	105,056
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$2,893,512	$2,235,702

^	For long position contracts, the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. For short position contracts, the Portfolio pays appreciation and dividends/interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  27

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 94.5%

Commodity | 1.9%
U.S. Copper Index Fund	24,999	$680,223

Equity Funds | 70.1%
Invesco QQQ Trust Series 1	4,835	2,316,497
iShares Currency Hedged MSCI Japan ETF	84,277	3,677,848
iShares Expanded Tech-Software Sector ETF	22,309	1,938,652
iShares Russell 2000 ETF	9,487	1,924,817
SPDR EURO STOXX 50 ETF	64,311	3,217,479
Vanguard S&P 500 ETF	8,828	4,415,148
Vanguard S&P 500 Growth ETF	11,450	3,818,003
Vanguard S&P 500 Value ETF	19,614	3,447,749
		24,756,193

Fixed-Income Funds | 22.5%
iShares iBoxx $ High Yield Corporate Bond ETF	13,738	1,059,749
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,692	1,252,447
Vanguard Long-Term Treasury ETF	62,619	3,611,864
Vanguard Mega Cap ETF	10,189	2,010,188
		7,934,248

Total Exchange-Traded Funds (Cost $27,702,636)		33,370,664

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 5.1%
Fixed Income Clearing Corp. 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $1,965,900 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $1,846,240) Proceeds of $1,810,798 (Cost $1,810,000)	$1,810	$1,810,000

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio (continued)

Short-Term Investments | 0.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $99,695)	99,695	$99,695

Total Investments | 99.9% (Cost $29,612,331)		$35,280,359

Cash and Other Assets in Excess of Liabilities | 0.1%		36,248

Net Assets | 100.0%		$35,316,607

Total Return Swap Agreements open at June 30, 2024:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation

USD	GSC	$1,708,228	05/12/25	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+0.60bps	Upon Maturity(a)	$40,332*

(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include accrued dividends and financing charges of $14,606.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  29

Lazard Opportunistic Strategies Portfolio (concluded)

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of June 30, 2024:

Securities within GSCBLZGB (SOFR+0.60bps)	Shares	Fair Value

Alphabet Inc., Class A	513	$93,443
Amazon.Com Inc.	471	91,021
Aon PLC, Class A	303	88,955
Ase Technology Holding Co. Ltd.	18,891	3,183,134
Exelon Corp.	2,261	78,253
Ferrovial SE	2,350	85,211
ICON PLC	280	87,772
Inspire Medical Systems Inc.	350	46,841
Lantheus Holdings Inc.	1,268	101,808
Lotes Co Ltd.	1,902	3,100,260
Microsoft Corp.	212	94,753
Middleby Corp.	600	73,566
Mitsubishi Ufj Financial Group	8,607	14,881,503
Partners Group Holding AG	65	75,010
QBE Insurance Group Ltd.	7,334	127,538
RELX PLC	2,064	75,109
Rio Tinto Ltd.	993	118,167
Stepstone Group Inc., Class A	1,771	81,271
Sumitomo Mitsui Financial Group, Inc.	1,521	16,312,725
Taiwan Semiconductor Manufacturing Co. Ltd.	3,493	3,374,238
Total Fair Value		$42,170,578

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•)

Common Stocks | 64.0%

Australia | 1.2%
Atlas Arteria Ltd.	7,021	$23,926
Aurizon Holdings Ltd.	41,529	100,819
Dexus REIT	15,763	68,151
Goodman Group REIT	3,182	73,334
Transurban Group	3,265	26,999
		293,229

Brazil | 0.8%
Allos SA	12,600	47,604
Energisa SA	11,000	89,769
Multiplan Empreendimentos Imobiliarios SA	18,100	72,982
		210,355

Canada | 3.1%
Agnico Eagle Mines Ltd.	1,086	71,024
Algonquin Power & Utilities Corp.	3,069	18,037
Atco Ltd., Class I	4,446	126,648
Barrick Gold Corp.	2,227	37,146
Boardwalk Real Estate Investment Trust REIT	1,703	87,736
Canadian National Railway Co.	1,034	122,186
Centerra Gold, Inc.	5,897	39,657
Hydro One Ltd.	6,644	193,533
West Fraser Timber Co. Ltd.	843	64,745
		760,712

China | 1.6%
C&D International Investment Group Ltd.	46,000	85,340
China Overseas Land & Investment Ltd.	45,000	77,949
China Resources Land Ltd.	18,000	61,138
Hopson Development Holdings Ltd. (*)	72,468	33,203
Midea Real Estate Holding Ltd.	41,600	35,465
Seazen Group Ltd. (*)	152,000	26,444
Yuexiu Property Co. Ltd.	100,000	65,163
		384,702

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  31

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

France | 1.9%
Aeroports de Paris SA	543	$66,350
Eutelsat Communications SACA (*)	1,508	6,063
Unibail-Rodamco-Westfield REIT	914	72,157
Vinci SA	2,991	314,638
		459,208

Hong Kong | 1.0%
CK Infrastructure Holdings Ltd.	2,353	13,284
Link REIT	38,500	149,567
Power Assets Holdings Ltd.	3,443	18,535
Swire Properties Ltd.	27,400	43,629
Wharf Real Estate Investment Co. Ltd.	13,000	34,357
		259,372

Italy | 1.7%
Enel SpA	9,252	64,537
Hera SpA	6,016	20,624
Italgas SpA	3,464	17,070
Snam SpA	8,191	36,169
Terna - Rete Elettrica Nazionale	38,064	294,182
		432,582

Japan | 3.3%
Aeon Mall Co. Ltd.	9,200	108,479
Chubu Electric Power Co., Inc.	5,000	59,258
East Japan Railway Co.	5,700	94,530
Hankyu Hanshin Holdings, Inc.	3,400	90,292
Hoshino Resorts REIT, Inc.	8	25,915
Industrial & Infrastructure Fund Investment Corp. REIT	102	80,328
Japan Prime Realty Investment Corp. REIT	25	50,383
Japan Real Estate Investment Corp. REIT	16	50,520
Katitas Co. Ltd.	2,600	28,078
Osaka Gas Co. Ltd.	3,500	77,272
Tokyo Gas Co. Ltd.	6,600	140,812
		805,867

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Luxembourg | 0.0%
SES SA	1,766	$9,026

Mexico | 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV	5,500	46,646

Singapore | 0.3%
Parkway Life REIT	25,400	65,514

South Africa | 0.5%
Growthpoint Properties Ltd. REIT	121,722	81,447
Northam Platinum Holdings Ltd.	6,130	42,624
		124,071

Spain | 1.9%
Acciona SA	1,049	124,432
Aena SME SA	585	117,993
Atlantica Sustainable Infrastructure PLC	478	10,492
Iberdrola SA	16,252	210,829
		463,746

Switzerland | 0.1%
Flughafen Zurich AG	66	14,561

Taiwan | 0.4%
Highwealth Construction Corp.	64,000	102,631

United Kingdom | 4.0%
LondonMetric Property PLC REIT	60,789	148,732
National Grid PLC	27,666	308,517
Pennon Group PLC	1,316	9,540
Segro PLC REIT	7,929	90,104
Severn Trent PLC	1,153	34,683
SSE PLC	12,519	282,358
Tritax Big Box REIT PLC	45,524	89,225
United Utilities Group PLC	2,667	33,120
		996,279

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  33

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

United States | 41.9%
Agree Realty Corp. REIT	1,631	$101,024
Alexandria Real Estate Equities, Inc. REIT	1,870	218,734
Ameren Corp.	2,029	144,282
American Electric Power Co., Inc.	1,002	87,915
American Homes 4 Rent, Class A REIT	6,424	238,716
American Tower Corp. REIT	1,834	356,493
American Water Works Co., Inc.	435	56,185
Apple Hospitality REIT, Inc.	6,449	93,768
AvalonBay Communities, Inc. REIT	1,628	336,817
Brixmor Property Group, Inc.	10,479	241,960
CareTrust REIT, Inc.	4,765	119,602
CF Industries Holdings, Inc.	445	32,983
Cheniere Energy, Inc.	988	172,732
Chesapeake Energy Corp.	807	66,327
Consolidated Edison, Inc.	1,161	103,817
Crown Castle, Inc.	3,558	347,617
CSX Corp.	1,056	35,323
CubeSmart	2,215	100,052
Digital Realty Trust, Inc. REIT	1,983	301,515
Duke Energy Corp.	813	81,487
EastGroup Properties, Inc. REIT	1,129	192,043
Edison International	1,046	75,113
Energy Transfer LP	17,641	286,137
Entergy Corp.	743	79,501
Enterprise Products Partners LP	7,984	231,376
Equinix, Inc. REIT	481	363,925
Equity Lifestyle Properties, Inc. REIT	1,101	71,708
Equity Residential REIT	1,365	94,649
Essex Property Trust, Inc. REIT	455	123,851
Exelon Corp.	999	34,575
Extra Space Storage, Inc. REIT	708	110,030
Ferrovial SE	5,391	208,832
Four Corners Property Trust, Inc. REIT	2,580	63,649
Hilton Worldwide Holdings, Inc.	378	82,480
Host Hotels & Resorts, Inc. REIT	8,838	158,907

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Invitation Homes, Inc. REIT	7,032	$252,379
Iron Mountain, Inc. REIT	1,323	118,567
Kilroy Realty Corp. REIT	2,344	73,062
Mid-America Apartment Communities, Inc. REIT	1,806	257,554
National Storage Affiliates Trust REIT	1,746	71,970
NextEra Energy, Inc.	1,430	101,258
NiSource, Inc.	4,116	118,582
NNN REIT, Inc.	2,510	106,926
Norfolk Southern Corp.	165	35,424
ONEOK, Inc.	570	46,484
Pinnacle West Capital Corp.	140	10,693
Prologis, Inc.	3,920	440,255
Public Storage	711	204,519
Realty Income Corp. REIT	3,388	178,954
Regency Centers Corp. REIT	2,633	163,773
Ryman Hospitality Properties, Inc. REIT	616	61,514
SBA Communications Corp. REIT	1,917	376,307
Simon Property Group, Inc. REIT	1,977	300,109
SL Green Realty Corp. REIT	4,891	277,026
STAG Industrial, Inc. REIT	3,660	131,980
Sun Communities, Inc. REIT	574	69,075
Sunstone Hotel Investors, Inc. REIT	8,283	86,640
Targa Resources Corp.	3,369	433,860
Union Pacific Corp.	1,164	263,367
Ventas, Inc. REIT	6,182	316,889
Welltower, Inc. REIT	2,341	244,049
Xcel Energy, Inc.	3,113	166,265
		10,321,606

Total Common Stocks (Cost $15,021,527)		15,750,107

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  35

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Corporate Bonds | 5.8%

Canada | 1.2%
Canadian Pacific Railway Co., 1.350%, 12/02/24	USD	300	$294,554

United States | 4.6%
Kimco Realty OP LLC, 3.300%, 02/01/25	USD	300	295,454
ONEOK, Inc., 2.750%, 09/01/24	USD	300	298,217
Southern Co., 4.475%, 08/01/24 (ø)	USD	275	274,608
Tampa Electric Co., 3.875%, 07/12/24	USD	275	274,826
			1,143,105

Total Corporate Bonds (Cost $1,438,105)			1,437,659

Description	Shares	Fair Value

Exchange-Traded Funds | 5.9%
iShares Gold Trust (†)	21,565	$947,350
iShares Silver Trust (†)	18,559	493,113

Total Exchange-Traded Funds (Cost $1,140,808)		1,440,463

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Short-Term Investments | 20.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (†) (Cost $5,012,570)	5,012,570	$5,012,570

Total Investments | 96.1% (Cost $22,613,010) (»)		$23,640,799

Cash and Other Assets in Excess of Liabilities | 3.9%		967,094

Net Assets | 100.0%		$24,607,893

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  37

Lazard Real Assets Portfolio (•) (continued)

Forward Currency Contracts open at June 30, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	1,054	CAD	1,446	HSB	09/26/24	$—	$6
USD	9,046	HKD	70,460	HSB	09/26/24	2	—
USD	20,269	GBP	15,926	HSB	09/26/24	124	—
USD	29,060	AUD	43,956	HSB	09/26/24	—	327
USD	4,596	CAD	6,309	JPM	09/26/24	—	25
USD	14,745	GBP	11,586	JPM	09/26/24	90	—
USD	48,546	EUR	44,979	JPM	09/26/24	178	—
USD	10,244	CAD	14,059	SSB	09/26/24	—	54
USD	14,315	CHF	12,604	SSB	09/26/24	142	—
USD	20,747	AUD	31,395	SSB	09/26/24	—	242
USD	23,234	HKD	180,963	SSB	09/26/24	6	—
USD	113,417	GBP	89,123	SSB	09/26/24	685	—
USD	193,921	EUR	179,698	SSB	09/26/24	681	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,908	$654

Futures Contracts open at June 30, 2024 (†):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation

Natural Gas	16	$160,000	08/28/24	$459,008	$415,680	$—	$43,328
Low Sulphur Gasoil	3	300	09/12/24	230,928	235,200	4,272	—
Sugar 11	6	672,000	09/30/24	125,335	136,416	11,081	—
Soybean Oil	6	360,000	12/13/24	169,638	157,644	—	11,994
Total gross unrealized appreciation/depreciation on Futures Contracts						$15,353	$55,322

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Financial Statements

Lazard Real Assets Portfolio (•) (concluded)

Total Return Swap Agreements open at June 30, 2024 (†):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Depreciation

USD	GSC	$4,267,037	10/18/24	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$89,120

(a)	For swap agreements, the net settlement will occur on the expiration date.

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of June 30, 2024:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount

Aluminum	BCOMAL	9.14%
Brent Crude	BCOMCO	12.39
Coffee	BCOMKC	6.06
Copper	BCOMHG	12.36
Corn	BCOMCN	6.11
Cotton	BCOMCT	0.14
Crude Oil	BCOMCL	12.06
Gasoline (RBOB)	BCOMRB	2.69
Gold	BCOMGC	0.11
Heating Oil	BCOMHO	4.74
Kansas Wheat	BCOMKW	2.00
Lean Hogs	BCOMLH	0.14
Live Cattle	BCOMLC	8.24
Natural Gas	BCOMNG	0.07
Nickel	BCOMNI	2.68
Silver	BCOMSI	0.01
Soy Meal	BCOMSM	4.55
Soybeans	BCOMSY	7.14
Sugar	BCOMSB	0.79
Wheat	BCOMWH	2.68
Zinc	BCOMZS	5.90
Total		100.00%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  39

The Lazard Funds, Inc. Notes to Portfolios of Investments
(N-CSR Item 7)
June 30, 2024 (unaudited)

(*)	Non-income producing security.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short and/or derivative contracts.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, as amended, these securities may only be traded among “qualified institutional buyers.” At June 30, 2024, these securities amounted to 0.3% of net assets of Lazard Enhanced Opportunities Portfolio.
(«)	Issue in default.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at June 30, 2024 which may step up at a future date.
(†)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Security Abbreviations:
ADR	—	American Depositary Receipt	REIT	—	Real Estate Investment Trust
ETF	—	Exchange-Traded Fund	SOFR	—	Secured Overnight Financing Rate

Currency Abbreviations:
AUD	—	Australian Dollar	GBP	—	British Pound Sterling
CAD	—	Canadian Dollar	HKD	—	Hong Kong Dollar
CHF	—	Swiss Franc	USD	—	United States Dollar
EUR	—	Euro

Counterparty Abbreviations:
BNP	—	BNP Paribas SA	JPM	—	JPMorgan Chase Bank N.A.
BOA	—	Bank of America N.A.	MSC	—	Morgan Stanley & Co.
GSC	—	Goldman Sachs International	NIP	—	Nomura International Plc
HSB	—	HSBC Bank USA N.A.	SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

40  Semi-Annual Financial Statements

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short

Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	0.1%	—%
Banks	2.7	—
Biotechnology	4.5	–4.1
Broadline Retail	0.3	–0.5
Capital Markets	1.6	0.6
Chemicals	1.5	–0.8
Communication Equipment	1.3	–0.1
Construction & Engineering	0.5	—
Consumer Finance	6.7	–2.7
Consumer Staples Distribution & Retail	1.0	–0.6
Diversified Consumer Services	1.1	—
Electrical Equipment	2.0	–0.7
Electronic Equipment, Instruments & Components	1.2	–0.7
Energy Equipment & Services	1.2	–2.3
Entertainment	2.5	–2.1
Financial Services	0.8	–0.1
Gas Utilities	0.1	–0.1
Ground Transportation	0.1	–0.1
Health Care Equipment & Supplies	16.3	–3.4
Health Care Providers & Services	—	–0.9
Health Care Technology	0.1	—
Hotel & Resort REITs Total	1.0	–0.1
Hotels, Restaurants & Leisure	7.7	–4.4
Interactive Media & Services	1.8	–0.3
IT Services	5.9	–0.7
Life Sciences Tools & Services	1.1	—
Machinery	5.2	–4.1
Marine Transportation	5.6	–5.5
Media	5.1	–0.9
Metals & Mining	2.2	–1.7
Oil, Gas & Consumable Fuels	3.5	–0.1
Passenger Airlines	0.4	–1.9
Pharmaceuticals	4.1	–0.1
Professional Services	0.7	–1.6
Real Estate Management & Development	0.9	–0.2
Semiconductors & Semiconductor Equipment	4.4	–2.3
Software	22.9	–6.4
Specialty Retail	4.6	—
Technology Hardware, Storage & Peripherals	0.7	–0.4
Subtotal	123.4	–50.5

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  41

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short

Purchased Options	1.0%	—%
U.S. Treasury Securities	45.2	–27.8
Warrants	0.0	0.0
Short-Term Investments	7.6	—
Total Investments	177.2%	–78.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

42  Semi-Annual Financial Statements

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Industry†	Lazard Real Assets Portfolio

Common Stocks and Corporate Bonds
Chemicals	0.1%
Construction & Engineering	2.1
Diversified REITs	0.9
Electric Utilities	10.3
Gas Utilities	1.1
Ground Transportation	3.1
Health Care REITs	3.9
Hotel & Resort REITs	1.7
Hotels, Restaurants & Leisure	0.3
Industrial REITs	4.5
Marine Transportation	1.2
Media	0.1
Metals & Mining	0.8
Multi-Utilities	3.4
Office REITs	2.1
Oil, Gas & Consumable Fuels	6.2
Paper & Forest Products	0.3
Real Estate Management & Development	3.3
Residential REITs	6.3
Retail REITs	6.5
Specialized REITs	9.9
Transportation Infrastructure	1.2
Water Utilities	0.5
Subtotal	69.8
Exchange-Traded Funds	5.9
Short-Term Investments	20.4
Total Investments	96.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  43

The Lazard Funds, Inc. Statements of Assets and Liabilities (N-CSR Item 7)

(unaudited)

June 30, 2024	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio
ASSETS
Investments in securities, at fair value	$69,943,459	$35,280,359
Foreign currency, at fair value	2,045	—
Receivables for:
Investments sold	729,371	—
Dividends and interest	242,277	53,156
Capital stock sold	237,788	—
Cash collateral pledged for derivative contracts	319,686	—
Terminated swap	7,263	—
Amount due from Investment Manager (Note 3)	—	1,500
Gross unrealized appreciation on:
Forward currency contracts	214	—
Swap agreements	2,893,512	40,332
Other assets	—	—
Total assets	74,375,615	35,375,347

LIABILITIES
Securities sold short, at fair value	30,912,079	—
Due to custodian	39,502	—
Payables for:
Accrued custodian fees	43,516	10,508
Accrued professional services	33,574	26,652
Management fees	17,433	—
Accrued shareholders’ reports	10,528	8,480
Accrued administration fees	5,505	5,659
Accrued directors’ fees	1,886	2,171
Accrued distribution fees	63	—
Investments purchased	1,502,697	—
Dividends on securities sold short	2,045	—
Variation margin on open futures contracts	—	—
Gross unrealized depreciation on:
Forward currency contracts	711	—
Swap agreements	2,235,702	—
Written options, at fair value	6,536	—
Other accrued expenses and payables	86,746	5,270
Total liabilities	34,898,523	58,740
Net assets	$39,477,092	$35,316,607

The accompanying notes are an integral part of these financial statements.

44  Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

$23,640,799
4,857

204,998
119,512
50,065
741,790
—
7,372

1,908
—
9,054
24,780,355

—
—

21,818
25,806
—
5,454
5,434
1,899
34
5,574
—
11,961

654
89,120
—
4,708
172,462
$24,607,893

Semi-Annual Financial Statements  45

June 30, 2024	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio
NET ASSETS
Paid in capital	$46,961,964	$26,723,683
Distributable earnings (Accumulated loss)	(7,484,872)	8,592,924
Net assets	$39,477,092	$35,316,607

Institutional Shares
Net assets	$38,932,273	$35,197,174
Shares of capital stock outstanding*	4,545,050	3,253,522
Net asset value, offering and redemption price per share	$8.57	$10.82

Open Shares
Net assets	$544,819	$119,433
Shares of capital stock outstanding*	63,498	11,122
Net asset value, offering and redemption price per share	$8.58	$10.74

R6 Shares
Net assets	—	—
Shares of capital stock outstanding	—	—
Net asset value, offering and redemption price per share	—	—

Cost of investments in securities	$71,025,805	$29,612,331
Proceeds received from securities sold short	$29,708,828	$—
Proceeds received from written options	$2,784	$—
Cost of foreign currency	$2,042	$—

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

46  Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

$30,160,892
(5,552,999)
$24,607,893

$24,128,659
2,496,213

$9.67

$238,953
24,700

$9.67

$240,281
24,857

$9.67

$22,613,010
$—
$—
$4,917

Semi-Annual Financial Statements  47

The Lazard Funds, Inc. Statements of Operations (N-CSR Item 7)

(unaudited)

For the Six Months Ended June 30, 2024	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio
Investment Income (Loss)
Income
Interest	$1,207,018	$23,130
Dividends	2,278	287,582
Total investment income*	1,209,296	310,712
Expenses
Management fees (Note 3)	181,018	177,242
Custodian fees	47,637	15,530
Professional services	33,712	24,065
Registration fees	18,384	33,405
Administration fees	15,473	15,307
Shareholders’ reports	8,623	8,479
Shareholders’ services	6,333	6,370
Directors’ fees and expenses	3,768	4,044
Distribution fees (Open Shares)	659	160
Other^	4,495	3,776
Total gross expenses before expenses on securities sold short	320,102	288,378
Broker expense on securities sold short	362,260	—
Dividend expense on securities sold short	148,515	—
Total gross expenses	830,877	288,378
Management fees waived and expenses reimbursed	(80,727)	(106,944)
Total net expenses	750,150	181,434
Net investment income	459,146	129,278
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(552,264)	1,752,693
Securities sold short	933,239	—
Foreign currency transactions	(4,953)	—
Forward currency contracts	55,297	—
Futures contracts	—	—
Written options	13,763	—
Swap agreements	601,087	673
Total net realized gain (loss)	1,046,169	1,753,366
Net change in unrealized appreciation (depreciation) on:
Investments	468,053	622,432
Securities sold short	(328,577)	—
Foreign currency translations	(565)	—
Forward currency contracts	8,941	—
Futures contracts	—	—
Written options	(4,390)	—
Swap agreements	351,781	40,332
Total net change in unrealized appreciation (depreciation)	495,243	662,764
Net realized and unrealized gain (loss)	1,541,412	2,416,130
Net increase (decrease) in net assets resulting from operations	$2,000,558	$2,545,408
* Net of foreign withholding taxes of	$697	$—
^ Includes interest on line of credit of	$322	$280

(a)	Consolidated Statement of Operations.

The accompanying notes are an integral part of these financial statements.

48  Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

$201,568
319,438
521,006

77,929
35,065
29,171
19,362
14,590
6,365
5,930
8,573
298
5,764
203,047
—
—
203,047
(106,696)
96,351
424,655

63,072
—
(142)
7,695
(98,596)
—
—
(27,971)

(271,785)
—
(857)
4,449
62,967
—
181,567
(23,659)
(51,630)
$373,025
$11,892
$—

Semi-Annual Financial Statements  49

The Lazard Funds, Inc. Statements of Changes in Net Assets (N-CSR Item 7)

(unaudited)

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$459,146	$523,790
Net realized gain (loss)	1,046,169	109,894
Net change in unrealized appreciation (depreciation)	495,243	1,947,425
Net increase (decrease) in net assets resulting from operations	2,000,558	2,581,109

Distributions to shareholders (Note 2(i))
Net investment income and net realized gains
Institutional Shares	—	(600,179)
Open Shares	—	(7,265)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(607,444)

Capital stock transactions
Net proceeds from sales
Institutional Shares	5,228,800	10,810,000
Open Shares	20,645	104,060
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	600,179
Open Shares	—	7,265
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(5,096,836)	(15,673,930)
Open Shares	(9,136)	(61,118)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	143,473	(4,213,544)
Total increase (decrease) in net assets	2,144,031	(2,239,879)
Net assets at beginning of period	37,333,061	39,572,940
Net assets at end of period	$39,477,092	$37,333,061

The accompanying notes are an integral part of these financial statements.

50  Semi-Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

$129,278	$608,902	$424,655	$1,097,558
1,753,366	2,451,602	(27,971)	(135,032)
662,764	968,370	(23,659)	479,334

2,545,408	4,028,874	373,025	1,441,860

—	(1,109,144)	(371,960)	(982,186)
—	(3,421)	(3,342)	(11,657)
—	—	(2,264)	(780)

—	(1,112,565)	(377,566)	(994,623)

131,042	274,113	563,815	2,147,217
5,972	9,484	15,514	18,711
—	—	197,453	37,374

—	1,024,786	368,599	973,887
—	3,124	3,342	11,657
—	—	2,264	780

(4,042,879)	(23,045,496)	(554,218)	(13,710,507)
(20,263)	(4,172)	(42,492)	(623,450)
—	—	(1)	—

(3,926,128)	(21,738,161)	554,276	(11,144,331)
(1,380,720)	(18,821,852)	549,735	(10,697,094)
36,697,327	55,519,179	24,058,158	34,755,252
$35,316,607	$36,697,327	$24,607,893	$24,058,158

Semi-Annual Financial Statements  51

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	4,529,566	5,067,123
Shares sold	625,649	1,336,263
Shares issued to shareholders from reinvestment of distributions	—	73,914
Shares redeemed	(610,165)	(1,947,734)
Net increase (decrease)	15,484	(537,557)
Shares outstanding at end of period	4,545,050	4,529,566

Open Shares
Shares outstanding at beginning of period	62,090	55,974
Shares sold	2,487	12,827
Shares issued to shareholders from reinvestment of distributions	—	891
Shares redeemed	(1,079)	(7,602)
Net increase (decrease)	1,408	6,116
Shares outstanding at end of period	63,498	62,090

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Net increase	—	—
Shares outstanding at end of period	—	—

(a)	Consolidated Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

52  Semi-Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

3,633,121	5,885,634	2,456,917	3,552,832
12,259	28,033	58,762	227,470

—	102,376	38,255	103,204
(391,858)	(2,382,922)	(57,721)	(1,426,589)
(379,599)	(2,252,513)	39,296	(1,095,915)
3,253,522	3,633,121	2,496,213	2,456,917

12,446	11,545	27,219	90,697
583	1,015	1,619	1,986

—	314	347	1,245
(1,907)	(428)	(4,485)	(66,709)
(1,324)	901	(2,519)	(63,478)
11,122	12,446	24,700	27,219

—	—	4,121	99
—	—	20,501	3,940

—	—	235	82
—	—	20,736	4,022
—	—	24,857	4,121

Semi-Annual Financial Statements  53

The Lazard Funds, Inc. Financial Highlights (N-CSR Item 7) (unaudited)

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding throughout	Ended	Year Ended
each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$8.13	$7.72	$9.36	$9.13	$8.84	$8.31
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.11	0.18	0.14 #	0.20	0.10
Net realized and unrealized gain (loss)	0.34	0.43	(0.86)	0.48	0.69	0.52
Total from investment operations	0.44	0.54	(0.68)	0.62	0.89	0.62
Less distributions from:
Net investment income	—	(0.13)	(0.40)	(0.05)	(0.22)	—
Net realized gains	—	—	(0.49)	(0.34)	(0.38)	(0.09)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	—	(0.13)	(0.96)	(0.39)	(0.60)	(0.09)
Net asset value, end of period	$8.57	$8.13	$7.72	$9.36	$9.13	$8.84

Total Return (b)	5.41%	7.02%	–7.39%	6.81%#	10.11%	7.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,932	$36,827	$39,139	$145,836	$19,537	$9,223
Ratios to average net assets (c):
Net expenses	3.93%	3.77%	2.41%	1.70%#	2.23%	2.71%
Gross expenses	4.34%	4.23%	2.51%	2.05%	3.79%	5.52%
Gross expenses, excluding expenses on securities sold short	1.66%	1.71%	1.35%	1.54%	2.82%	4.06%
Net investment income (loss)	2.41%	1.35%	2.03%	1.47%#	2.22%	1.19%
Portfolio turnover rate:
Excluding securities sold short	161%	187%	178%	168%	167%	272%
Including securities sold short	192%	270%	233%	341%	241%	354%

The accompanying notes are an integral part of these financial statements.

54  Semi-Annual Financial Statements

Selected data for a
share of capital stock	Six Months
outstanding throughout	Ended	Year Ended
each period	6/30/24†	12/31/23†	12/31/22†	12/31/21†	12/31/20†	12/31/19†
Open Shares
Net asset value, beginning of period	$8.15	$7.75	$9.37	$9.13	$8.82	$8.30
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.09	0.15	0.13 #	0.16	0.10
Net realized and unrealized gain (loss)	0.34	0.42	(0.84)	0.47	0.70	0.51
Total from investment operations	0.43	0.51	(0.69)	0.60	0.86	0.61
Less distributions from:
Net investment income	—	(0.11)	(0.32)	(0.02)	(0.17)	—
Net realized gains	—	—	(0.49)	(0.34)	(0.38)	(0.09)
Return of capital	—	—	(0.12)	—	—	—
Total distributions	—	(0.11)	(0.93)	(0.36)	(0.55)	(0.09)
Net asset value, end of period	$8.58	$8.15	$7.75	$9.37	$9.13	$8.82

Total Return (b)	5.28%	6.63%	–7.45%	6.55%#	9.83%	7.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$545	$506	$434	$775	$168	$123
Ratios to average net assets (c):
Net expenses	4.19%	4.02%	2.89%	1.92%#	2.45%	2.83%
Gross expenses	5.56%	5.54%	4.34%	2.99%	4.94%	13.76%
Gross expenses, excluding expenses on securities sold short	2.88%	3.02%	2.95%	2.52%	3.99%	12.30%
Net investment income (loss)	2.16%	1.13%	1.67%	1.42%#	1.75%	1.10%
Portfolio turnover rate:
Excluding securities sold short	161%	187%	178%	168%	167%	272%
Including securities sold short	192%	270%	233%	341%	241%	354%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  55

†	Unaudited
#	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.01 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.11%, decreased the net expense ratios by 0.07% and 0.06% respectively and increased the net investment income (loss) ratio by 0.06%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

56  Semi-Annual Financial Statements

LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$10.07	$9.41	$11.45	$10.58	$9.87	$8.74
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.13	0.10	0.05	0.05	0.10
Net realized and unrealized gain (loss)	0.71	0.83	(1.80)	1.32	0.88	1.23
Total from investment operations	0.75	0.96	(1.70)	1.37	0.93	1.33
Less distributions from:
Net investment income	—	(0.15)	(0.10)	(0.04)	(0.05)	(0.12)
Net realized gains	—	(0.15)	(0.24)	(0.46)	(0.17)	(0.08)
Return of capital	—	—	— (b)	—	—	—
Total distributions	—	(0.30)	(0.34)	(0.50)	(0.22)	(0.20)
Net asset value, end of period	$10.82	$10.07	$9.41	$11.45	$10.58	$9.87

Total Return (c)	7.45%	10.29%	–14.93%	12.96%	9.47%	15.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,197	$36,573	$55,411	$78,647	$78,116	$83,509
Ratios to average net assets (d):
Net expenses	1.02%	1.02%	1.03%	1.11%	1.04%	1.22%
Gross expenses	1.61%	1.41%	1.32%	1.28%	1.30%	1.43%
Gross expenses, excluding expenses on securities sold short	1.61%*	1.41%*	1.32%	1.19%	1.29%	1.23%
Net investment income (loss)	0.73%	1.35%	1.03%	0.40%	0.55%	1.08%
Portfolio Turnover Rate:
Excluding securities sold short	36%	109%	128%	65%	88%	82%
Including securities sold short	NA %*	NA %*	134%	65%	94%	99%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  57

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Open Shares
Net asset value, beginning of period	$10.00	$9.36	$11.38	$10.52	$9.82	$8.69
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.12	0.07	0.02	0.03	0.07
Net realized and unrealized gain (loss)	0.72	0.80	(1.77)	1.31	0.86	1.23
Total from investment operations	0.74	0.92	(1.70)	1.33	0.89	1.30
Less distributions from:
Net investment income	—	(0.13)	(0.08)	(0.01)	(0.02)	(0.09)
Net realized gains	—	(0.15)	(0.24)	(0.46)	(0.17)	(0.08)
Return of capital	—	—	— (b)	—	—	—
Total distributions	—	(0.28)	(0.32)	(0.47)	(0.19)	(0.17)
Net asset value, end of period	$10.74	$10.00	$9.36	$11.38	$10.52	$9.82

Total Return (c)	7.40%	9.85%	–15.06%	12.65%	9.14%	14.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119	$125	$108	$157	$154	$208
Ratios to average net assets (d):
Net expenses	1.27%	1.27%	1.28%	1.36%	1.28%	1.51%
Gross expenses	5.92%	6.18%	5.14%	4.06%	7.75%	3.78%
Gross expenses, excluding expenses on securities sold short	5.92%*	6.18%*	5.13%	3.97%	7.74%	3.58%
Net investment income (loss)	0.45%	1.25%	0.71%	0.15%	0.31%	0.76%
Portfolio Turnover Rate:
Excluding securities sold short	36%	109%	128%	65%	88%	82%
Including securities sold short	NA %*	NA %*	134%	65%	94%	99%

The accompanying notes are an integral part of these financial statements.

58  Semi-Annual Financial Statements

†	Unaudited
*	No securities sold short during the year.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  59

LAZARD REAL ASSETS PORTFOLIO^

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Institutional Shares
Net asset value, beginning of period	$9.67	$9.54	$11.21	$10.33	$10.69	$9.42
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.31	0.18	0.17	0.17	0.16
Net realized and unrealized gain (loss)	(0.02)	0.10	(1.12)	2.04	(0.12)	1.35
Total from investment operations	0.15	0.41	(0.94)	2.21	0.05	1.51
Less distributions from:
Net investment income	(0.15)	(0.28)	(0.72)	(1.26)	(0.20)	(0.24)
Net realized gains	—	—	(0.01)	(0.07)	(0.21)	— (b)
Total distributions	(0.15)	(0.28)	(0.73)	(1.33)	(0.41)	(0.24)
Net asset value, end of period	$9.67	$9.67	$9.54	$11.21	$10.33	$10.69

Total Return (c)	1.57%	4.44%	–8.45%	21.60%	0.61%	16.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,129	$23,755	$33,888	$36,027	$23,959	$17,515
Ratios to average net assets (d):
Net expenses	0.80%	0.80%	0.80%	0.80%	0.86%	0.90%
Gross expenses	1.66%	1.32%	1.34%	1.29%	2.13%	2.20%
Net investment income (loss)	3.54%	3.31%	1.61%	1.49%	1.73%	1.59%
Portfolio turnover rate	8%	68%	182%	35%	109%	44%

The accompanying notes are an integral part of these financial statements.

60  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Open Shares
Net asset value, beginning of period	$9.68	$9.55	$11.22	$10.34	$10.67	$9.41
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.28	0.18	0.13	0.17	0.14
Net realized and unrealized gain (loss)	(0.03)	0.11	(1.15)	2.05	(0.14)	1.33
Total from investment operations	0.13	0.39	(0.97)	2.18	0.03	1.47
Less distributions from:
Net investment income	(0.14)	(0.26)	(0.69)	(1.23)	(0.15)	(0.21)
Net realized gains	—	—	(0.01)	(0.07)	(0.21)	— (b)
Total distributions	(0.14)	(0.26)	(0.70)	(1.30)	(0.36)	(0.21)
Net asset value, end of period	$9.67	$9.68	$9.55	$11.22	$10.34	$10.67

Total Return (c)	1.34%	4.16%	–8.68%	21.28%	0.42%	15.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$239	$263	$866	$144	$116	$65
Ratios to average net assets (d):
Net expenses	1.05%	1.05%	1.05%	1.05%	1.13%	1.10%
Gross expenses	3.40%	2.24%	2.15%	5.90%	4.64%	23.75%
Net investment income (loss)	3.26%	2.93%	1.68%	1.16%	1.77%	1.39%
Portfolio turnover rate	8%	68%	182%	35%	109%	44%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  61

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/24†	Year Ended 12/31/23	For the Period 7/22/22* to 12/31/22
R6 Shares
Net asset value, beginning of period	$9.66	$9.54	$10.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.34	0.11
Net realized and unrealized gain (loss)	(0.03)	0.07	(0.75)
Total from investment operations	0.16	0.41	(0.64)
Less distributions from:
Net investment income	(0.15)	(0.29)	(0.65)
Net realized gains	—	—	(0.01)
Total distributions	(0.15)	(0.29)	(0.66)
Net asset value, end of period	$9.67	$9.66	$9.54

Total Return (c)	1.70%	4.38%	–5.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$240	$40	$1
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%
Gross expenses	3.93%	32.62%	595.55%
Net investment income (loss)	4.14%	3.69%	2.34%
Portfolio turnover rate	8%	68%	182%

†	Unaudited
^	Consolidated Financial Highlights.
*	The inception date for the R6 Shares was July 22, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

62  Semi-Annual Financial Statements

The Lazard Funds, Inc. Notes to Financial Statements
(N-CSR Item 7)
June 30, 2024 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2024, the Fund was comprised of twenty-five no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Enhanced Opportunities Portfolio (“Enhanced Opportunities”), the Lazard Opportunistic Strategies Portfolio (“Opportunistic Strategies”) and Lazard Real Assets Portfolio (“Real Assets”). The financial statements of the other twenty-two Portfolios are presented separately.

The Opportunistic Strategies and Real Assets Portfolios are operated as “diversified” funds, as defined in the 1940 Act. The Lazard Enhanced Opportunities Portfolio is operated as a “non-diversified” fund, as defined in the 1940 Act.

The Fund currently offers Institutional Shares and Open Shares and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

Lazard Real Assets Portfolio has a wholly-owned subsidiary, Lazard Real Assets Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objective and policies as described in its prospectus. In addition to investing directly in commodity-linked instruments, the Portfolio may gain exposure to the commodities markets by investing up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of June 30, 2024, net assets of the Portfolio were $24,607,893 of which $3,105,086, or 12.62%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

Semi-Annual Financial Statements  63

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

64  Semi-Annual Financial Statements

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (“The Board”) has designated the Investment Manager to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment

Semi-Annual Financial Statements  65

income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable Portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2024, the Enhanced Opportunities and Real Assets Portfolios traded in forward currency contracts.

66  Semi-Annual Financial Statements

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2024, the Real Assets Portfolio traded in futures contracts.

(e) Swap Agreements—Swap agreements on equity securities involve commitments to pay interest in exchange for a market linked return based on a notional amount. Fixed income swaps

Semi-Annual Financial Statements  67

involve commitments to pay interest in return for exposure to a specific corporation or market. The counterparty pays out the total return of the security or basket of securities and, in return, receives a regular stream of payments, based on an agreed-upon interest rate. To the extent the total return of the security or basket of securities underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indices underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statements of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statements of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2024, the Enhanced Opportunities, Opportunistic Strategies and Real Assets Portfolios traded in swap agreements.

(f) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option

68  Semi-Annual Financial Statements

counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the period ended June 30, 2024, the Enhanced Opportunities Portfolio traded in options.

(g) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2024, pursuant to short sale arrangements, a Portfolio has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against

Semi-Annual Financial Statements  69

any obligations owed by the lender to the Portfolio under any agreement or collateral document. At June 30, 2024, the Enhanced Opportunities Portfolio had pledged $59,531,762 of securities held long as collateral under such arrangements.

For the period ended June 30, 2024, the following Portfolios received proceeds from securities sold short and purchases to cover short positions as follows:

Portfolio	Proceeds from Securities Sold Short	Purchased to Cover Short Positions
Enhanced Opportunities	$52,451,590	$49,827,323

(h) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders.Therefore, no federal income tax provision is required.

At December 31, 2023, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Enhanced Opportunities	$(2,925,427)	$(3,637,914)
Opportunistic Strategies	(102,628)	(207,067)
Real Assets	(1,400,857)	—

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2023, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral
Real Assets	$—	$11,901

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For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Enhanced Opportunities	$41,316,977	$6,382,952	$8,014,988	$(1,632,036)
Opportunistic Strategies	29,612,331	5,757,406	49,046	5,708,360
Real Assets	22,613,010	1,991,861	1,091,907	899,954

Management has analyzed the Portfolios, tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(i) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that the Real Assets Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed.The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Real Assets Portfolio’s ordinary income and/or capital gains for that year, or any future tax year.

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Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP.These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, net operating losses, distributions redesignations,Treasury Inflation-Protected Securities, currency straddles, capital loss carryforwards, foreign bond bifurcation, organizational expenses, passive foreign investment company gains and losses, deemed dividends on convertible debt, equalization accounting (as described above), straddles, certain fixed-income securities, expenses, derivatives, return of capital distributions, and distributions from real estate investment trusts (“REITs”).

The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets.The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

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(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time).The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE.The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Enhanced Opportunities	0.95%
Opportunistic Strategies	1.00
Real Assets	0.65

The Investment Manager provides investment management and other services to the Subsidiary.The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, the Real Assets Portfolio pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

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The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2025 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below.The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares

Enhanced Opportunities	1.25%	1.50%	N/A	%
Opportunistic Strategies	1.02	1.27	N/A
Real Assets (a)	0.80	1.05	0.75

(a)	This agreement will continue in effect until May 1, 2034 for the R6 Shares.

During the period ended June 30, 2024, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Enhanced Opportunities	$ 77,099	$—	$2,504	$1,124
Opportunistic Strategies	103,970	—	640	2,334
Real Assets	76,683	24,908	774	2,024

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

Real Assets	$472	$1,835

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

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The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $252,500, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active

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portfolios on the basis of relative net assets. The Statements of Operations shows the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the period ended June 30, 2024 were as follows:

Portfolio	Purchases	Sales

Enhanced Opportunities	$84,752,599	$72,080,110
Opportunistic Strategies	12,493,340	17,726,656
Real Assets	2,437,213	1,415,075

	US Treasury Securities
Portfolio	Purchases	Sales

Enhanced Opportunities	$—	$642,239

For the period ended June 30, 2024, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line

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amount. During the period ended June 30, 2024, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

Enhanced Opportunities	$2,010,647	$3,313,603	6.43%	4
Opportunistic Strategies	117,042	158,284	6.43	8

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely

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impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Convertible Securities Risk—The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

(c) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

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Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

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Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(d) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

•	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate

80  Semi-Annual Financial Statements

assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

•	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(e) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

(f) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets

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may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(g) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries) as well as any investments in currencies themselves could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager generally does not intend to actively hedge a Portfolio’s foreign currency exposure.

(h) Short Position Risk—Short positions may involve substantial risks. If a short position appreciates in value during the period of a Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, a Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

82  Semi-Annual Financial Statements

(i) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

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(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

(k) Real Estate Investments Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

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Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(l) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(m) Commodities-Related Investments Risk—Exposure to the commodities markets may subject a Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements

Semi-Annual Financial Statements  85

of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

(n) Subsidiary and Tax Status Risk—The Real Assets Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could fail to qualify as a RIC and be subject to tax. The tax treatment of the Portfolio’s investments in the Subsidiary and commodity-linked derivative instruments could affect whether income derived from such investment is “qualifying income” under the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

(o) Closed-End Funds and ETFs Risk—Shares of closed-end funds and ETFs in which a Portfolio may invest may trade at prices that vary from their net asset values, sometimes significantly. The shares of closed-end funds and ETFs may trade at prices at, below or above their net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset

86  Semi-Annual Financial Statements

value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in closed-end funds and ETFs are subject to the risks of the closed-end funds’ and ETFs’ investments, as well as to the general risks of investing in closed-end funds and ETFs, respectively. A Portfolio investing in closed-end funds or ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the closed-end funds and/or ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more closed-end funds and/or ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

(p) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial

Semi-Annual Financial Statements  87

losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Non-Diversification Risk—For a Portfolio that is classified as “non-diversified” under the 1940 Act, the Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring

88  Semi-Annual Financial Statements

fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of a Portfolio is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Semi-Annual Financial Statements  89

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2024:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Enhanced Opportunities Portfolio
Assets:
Common Stocks*
Canada	$371,312	$—	$—	$371,312
China	82,656	—	—	82,656
United States	125,876	—	—	125,876
Convertible Corporate Bonds*	—	48,142,508	—	48,142,508
Purchased Options	383,062	—	—	383,062
U.S. Treasury Securities	—	17,834,898	—	17,834,898
Warrants*	—	—	—	—
Short-Term Investments	3,003,147	—	—	3,003,147
Other Financial Instruments†
Forward Currency Contracts	—	214	—	214
Total Return Swap Agreements	—	2,893,512	—	2,893,512
Total	$3,966,053	$68,871,132	$—	$72,837,185
Liabilities:
Securities Sold Short
Common Stocks*
Canada	$(536,547)	$—	$—	$(536,547)
China	(65,774)	—	—	(65,774)
Ghana	(2,465)	—	—	(2,465)
Greece	(2,180,181)	—	—	(2,180,181)
Hong Kong	—	(625,966)	—	(625,966)
Jersey	(270,551)	—	—	(270,551)
Singapore	(254,827)	—	—	(254,827)
United States	(15,696,473)	—	—	(15,696,473)
Convertible Corporate Bonds*	—	(292,061)	—	(292,061)
U.S. Treasury Securities	—	(10,987,234)	—	(10,987,234)
Warrants*	—	—	—	—
Other Financial Instruments†
Forward Currency Contracts	—	(711)	—	(711)
Total Return Swap Agreements	—	(2,235,702)	—	(2,235,702)
Written Options	(6,536)	—	—	(6,536)
Total	$(19,013,354)	$(14,141,674)	$—	$(33,155,028)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Opportunistic Strategies Portfolio
Exchange-Traded Funds	$33,370,664	$—	$—	$33,370,664
Repurchase Agreements	—	1,810,000	—	1,810,000
Short-Term Investments	99,695	—	—	99,695
Other Financial Instruments†
Total Return Swap Agreements	—	40,332	—	40,332
Total	$33,470,359	$1,850,332	$—	$35,320,691

Real Assets Portfolio
Assets:
Common Stocks*
Australia	$—	$293,229	$—	$293,229
Brazil	210,355	—	—	210,355
Canada	760,712	—	—	760,712
China	—	384,702	—	384,702
France	—	459,208	—	459,208
Hong Kong	—	259,372	—	259,372
Italy	—	432,582	—	432,582
Japan	—	805,867	—	805,867
Luxembourg	—	9,026	—	9,026
Mexico	46,646	—	—	46,646
Singapore	—	65,514	—	65,514
South Africa	—	124,071	—	124,071
Spain	10,492	453,254	—	463,746
Switzerland	—	14,560	—	14,560
Taiwan	—	102,631	—	102,631
United Kingdom	—	996,279	—	996,279
United States	10,112,774	208,832	—	10,321,606
Corporate Bonds*	—	1,437,659	—	1,437,659
Exchange-Traded Funds	1,440,463	—	—	1,440,463
Short-Term Investments	5,012,570	—	—	5,012,570
Other Financial Instruments†
Forward Currency Contracts	—	1,908	—	1,908
Futures Contracts	15,353	—	—	15,353
Total	$17,609,365	$6,048,694	$—	$23,658,059

Semi-Annual Financial Statements  91

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(654)	$—	$(654)
Futures Contracts	(55,322)	—	—	(55,322)
Total Return Swap Agreements	—	(89,120)	—	(89,120)
Total	$(55,322)	$(89,774)	$—	$(145,096)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.

†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (†) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee in accordance with procedures approved by the Board, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

92  Semi-Annual Financial Statements

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, options contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the period ended June 30, 2024, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Enhanced Opportunities Portfolio		Opportunistic Strategic Portfolio		Real Assets Portfolio
Forward currency contracts:
Average amounts purchased	$800,000	*	$—		$200,000	*
Average amounts sold	1,900,000		—		600,000

Futures contracts:
Average notional value of contracts – long	—		—		900,000

Total return swap agreements:
Average notional value	32,700,000		1,700,000	**	3,900,000

Options:
Average value of purchased options	100,000		—		—

*	Represents average monthly notional exposure for three months the derivative instrument was open during the period.

**	Represents average monthly notional exposure for two months the derivative instrument was open during the period.

Semi-Annual Financial Statements  93

The Enhanced Opportunities Portfolio also wrote options having an average monthly notional exposure of less than $50,000.

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2024:

Enhanced Opportunities Portfolio

Assets – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$—	$214	$214
Purchased options
Investment in securities, at fair value	383,062	—	383,062
Swap agreements
Unrealized appreciation on swap agreements	2,893,512	—	2,893,512
Total	$3,276,574	$214	$3,276,788

Liabilities – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$711	$711
Swap agreements
Unrealized depreciation on swap agreements	2,235,702	—	2,235,702
Written options
Written options, at fair value	6,536	—	6,536
Total	$2,242,238	$711	$2,242,949

Opportunistic Strategies Portfolio

Assets – Derivative Financial Instruments		Total
Swap agreements	Unrealized appreciation on swap agreements	$40,332

94  Semi-Annual Financial Statements

Real Assets Portfolio

Assets – Derivative Financial Instruments	Commodity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts
Unrealized appreciation on forward currency contracts	$—	$1,908	$1,908
Future Contracts
Unrealized appreciation (a)	15,353	—	15,353
Total	$15,353	$1,908	$17,261

Liabilities – Derivative Financial Instruments	Commodity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$654	$654
Future Contracts
Unrealized depreciation (a)	55,322	—	55,322
Swap agreements
Unrealized depreciation on swap agreements	89,120	—	89,120
Total	$144,442	$654	$145,096

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, is reported in the Portfolios of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported and the net cumulative unrealized appreciation (depreciation) is included in distributable earnings (accumulated loss).

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2024 was:

Enhanced Opportunities Portfolio

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts	$—	$55,297	$55,297
Purchased options*	(152,730)	—	(152,730)
Swap agreements	601,087	—	601,087
Written options	13,763	—	13,763
Total	$462,120	$55,297	$517,417

*	Purchased options are included under realized gain/loss on investments on Statements of Operations.

Semi-Annual Financial Statements  95

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts	$—	$8,941	$8,941
Purchased options*	9,137	—	9,137
Swap agreements	351,781	—	351,781
Written options	(4,390)	—	(4,390)
Total	$356,528	$8,941	$365,469

*	Purchased options are included under unrealized gain/loss on investments on Statements of Operations.

Opportunistic Strategies Portfolio

Net Realized Gain (Loss) from:	Total
Swap Agreements	$673

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Swap Agreements	$40,332

Real Assets Portfolio

Net Realized Gain (Loss) from:	Commodity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts	$—	$7,695	$7,695
Futures Contracts	(98,596)	—	(98,596)
Total	$(98,596)	$7,695	$(90,901)

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts	$—	$4,449	$4,449
Futures Contracts	62,967	—	62,967
Swap agreements	181,567	—	181,567
Total	$244,534	$4,449	$248,983

As of June 30, 2024, the Enhanced Opportunities, Opportunistic Strategies and Real Assets Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any

96  Semi-Annual Financial Statements

cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios is presented in the below table, as of June 30, 2024:

Enhanced Opportunities Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Forward Currency Contracts	$214	$—	$214
Total Return Swap Agreements	2,893,512	—	2,893,512
Total	$2,893,726	$—	$2,893,726

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

Bank of America N.A.	$494,725	$(494,725)	$—	$—
BNP Paribas SA	1,249,639	(236,560)	—	1,013,079
Nomura International Plc	1,149,148	(1,149,148)	—	—
State Street Bank & Trust Co.	214	(214)	—	—
Total	$2,893,726	$(1,880,647)	$—	$1,013,079

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Forward Currency Contracts	$711	$—	$711
Total Return Swap Agreements	2,235,702	—	2,235,702
Total	$2,236,413	$—	$2,236,413

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (a)	Net Amounts of Derivative Liabilities

Bank of America N.A.	$718,936	$(494,725)	$(221,286)	$2,925
BNP Paribas SA	236,560	(236,560)	—	—
Nomura International Plc	1,280,206	(1,149,148)	—	131,058
State Street Bank & Trust Co.	711	(214)	—	497
Total	$2,236,413	$(1,880,647)	$(221,286)	$134,480

Semi-Annual Financial Statements  97

Opportunistic Strategies Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Total Return Swap Agreements	$40,332	$—	$40,332

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

Goldman Sachs International	$40,332	$—	$—	$40,332

Real Assets Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Forward Currency Contracts	$1,908	$—	$1,908

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

HSBC Bank USA N.A.	$126	$(126)	$—	$—
JPMorgan Chase Bank N.A.	268	(25)	—	243
State Street Bank & Trust Co.	1,514	(296)	—	1,218
Total	$1,908	$(447)	$—	$1,461

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Forward Currency Contracts	$654	$—	$654
Total Return Swap Agreements	89,120		89,120
Total	$89,774	$—	$89,774

98  Semi-Annual Financial Statements

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (a)	Net Amounts of Derivative Liabilities

Goldman Sachs International	$89,120	$—	$(89,120)	$—
HSBC Bank USA N.A.	333	(126)	—	207
JPMorgan Chase Bank N.A.	25	(25)	—	—
State Street Bank & Trust Co.	296	(296)	—	—
Total	$89,774	$(447)	$(89,120)	$207

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

11. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

Semi-Annual Financial Statements  99

The Lazard Funds, Inc. Other Information (N-CSR Item 7) (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

100  Semi-Annual Financial Statements

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on June 5, 2024 and June 26, 2024, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 26, 2024 meeting, additional information requested by the Independent Directors at the June 5, 2024 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds and other clients of the Investment Manager, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and whether potential economies have been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Semi-Annual Financial Statements  101

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2024, the Lazard Funds complex of 30 active funds comprised approximately $19.3 billion of the approximately $250.4 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $19.3 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by

102  Semi-Annual Financial Statements

Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

•	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense comparison purposes, based on ISS’s methodology (the “Expense Peer Group”); and
•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees of each of the Portfolios and the net expense ratios of most of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving a portion of each Portfolio’s advisory fees and/or reimbursing certain expenses for each Portfolio. The Board also received a description of ISS’s methodology for its construction of the Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant

Semi-Annual Financial Statements  103

differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five-and ten-year periods ended March 31, 2024, as applicable, compared to performance for the same time periods to that of:

•	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for performance comparison purposes, based on ISS’s methodology (the “Performance Peer Group”);
•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and
•	the Portfolio’s benchmark index.

The Board also received a description of ISS’s methodology for its construction of the Performance Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2023 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information

104  Semi-Annual Financial Statements

provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each Portfolio had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale was reduced.

Semi-Annual Financial Statements  105

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the June 5, 2024 and June 26, 2024 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $250.4 billion global asset management business.
•	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.
•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.
•	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.
•	In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement.

Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for

106  Semi-Annual Financial Statements

the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www. lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS030

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: September 4, 2024

By /s/ Christina Kennedy

Christina Kennedy

Treasurer

Date: September 4, 2024